Pinnacle V

    As filed with the Securities and Exchange Commission on February 14, 2008
                    Registration Nos. 033-51126 and 811-07132

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment Number                                 [ ]
         Post-Effective Amendment Number:   23                          [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment Number:   24                                         [x]
                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (513) 629-1854
                  (Depositor's Telephone Number, including Area
                                      Code)

                 The Western and Southern Life Insurance Company
                               (Name of Guarantor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Guarantor's Principal Executive Offices) (Zip Code)
                                 (513) 629-1854
                  (Guarantor's Telephone Number, including Area
                                      Code)

                             Rhonda S. Malone, Esq.
                          Associate Counsel -Securities
                    Western & Southern Financial Group, Inc.
                      400 Broadway, Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)
         ---
         x   immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
             on (date) pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(1) of Rule 485
         ---
             75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

If appropriate, check the following box:

         --- This post-eff amendment designates a new effective date for a previously filed post-eff amendment.


                      Title of Securities Being Registered:
                  Pinnacle V flexible premium variable annuity

This filing is not intended to supersede the Prospectus and Statement of Additional Information for the Pinnacle V flexible premium variable annuity offered by National Integrity Life Insurance Company, contained in post effective amendment number 22 to the Registration Statement Number 033-51126 and amendment 23 to Registration Statement Number 811-07132 filed April 20, 2007.

                           PINNACLE V VARIABLE ANNUITY


                                FEBRUARY 14, 2008


NATIONAL INTEGRITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT II

This prospectus describes the Pinnacle V flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Investment Options listed below.

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
DWS INVESTMENTS VIT FUND                                           PIMCO VARIABLE INSURANCE TRUST -
DWS Small Cap Index VIP Fund, Class B                              ALL ADVISOR CLASS
                                                                   PIMCO VIT All Asset Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -                          PIMCO VIT CommodityRealReturn Strategy Portfolio
ALL SERVICE CLASS 2                                                PIMCO VIT Low Duration Portfolio
Fidelity VIP Asset ManagerSM Portfolio                             PIMCO VIT Real Return Portfolio
Fidelity VIP Balanced Portfolio                                    PIMCO VIT Total Return Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Disciplined Small Cap Portfolio                       RYDEX VARIABLE TRUST
Fidelity VIP Dynamic Capital Appreciation Portfolio                Rydex VT Absolute Return Strategies Fund
Fidelity VIP Equity-Income Portfolio                               Rydex VT Hedged Equity Fund
Fidelity VIP Freedom 2010 Portfolio                                Rydex VT Sector Rotation Fund
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio                                TOUCHSTONE VARIABLE SERIES TRUST
Fidelity VIP Freedom 2025 Portfolio                                Touchstone VST Balanced Fund
Fidelity VIP Freedom 2030 Portfolio                                Touchstone VST Baron Small Cap Fund
Fidelity VIP Growth Portfolio                                      Touchstone VST Core Bond Fund
Fidelity VIP Growth & Income Portfolio                             Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP Growth Opportunities Portfolio                        Touchstone VST Growth & Income Fund
Fidelity VIP High Income Portfolio                                 Touchstone VST High Yield Fund
Fidelity VIP Index 500 Portfolio                                   Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Investment Grade Bond Portfolio                       Touchstone VST Mid Cap Growth Fund
Fidelity VIP Mid Cap Portfolio                                     Touchstone VST Money Market Fund, Service Class
Fidelity VIP Overseas Portfolio                                    Touchstone VST Third Avenue Value Fund
                                                                   Touchstone VST Value Plus Fund
FRANKLIN TEMPLETON VIP TRUST - ALL CLASS 2                         Touchstone VST Aggressive ETF Fund, Service Class
FTVIPT Franklin Growth and Income Securities Fund                  Touchstone VST Conservative ETF Fund, Service Class
FTVIPT Franklin Income Securities Fund                             Touchstone VST Enhanced ETF Fund, Service Class
FTVIPT Franklin Large Cap Growth Securities Fund                   Touchstone VST Moderate ETF Fund, Service Class
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund                               VAN KAMPEN LIFE INVESTMENT TRUST AND UNIVERSAL
FTVIPT Templeton Foreign Securities Fund                           INSTITUTIONAL FUNDS - ALL CLASS II
FTVIPT Templeton Growth Securities Fund                            Van Kampen LIT Comstock Portfolio
                                                                   Van Kampen LIT Strategic Growth Portfolio
                                                                   Van Kampen UIF Emerging Markets Debt Portfolio
                                                                   Van Kampen UIF Emerging Markets Equity Portfolio
                                                                   Van Kampen UIF U.S. Real Estate Portfolio

                                                                   FIXED ACCOUNTS
                                                                   Guaranteed Rate Options
                                                                   Systematic Transfer Option


------------------------------------------------------------------ -------------


This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

                                     P5N - 1

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS ANNUITY IS NOT A BANK PRODUCT AND IS NOT AN OBLIGATION OF, NOR GUARANTEED BY, THE FINANCIAL INSTITUTION WHERE IT IS OFFERED. IT IS NOT INSURED BY THE FDIC, NCUSIF OR OTHER FEDERAL ENTITY. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated February 14, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-07132 and 033-51126). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 202-551-8090. You may also obtain information about this annuity contract on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

--------------------------------------------------------------------------------

We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract's higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

--------------------------------------------------------------------------------

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI. National Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity's variable annuity products.

--------------------------------------------------------------------------------

  To request a copy of the STATEMENT OF ADDITIONAL INFORMATION FOR THE NATIONAL INTEGRITY PINNACLE V (FEBRUARY 14, 2008) tear off this section and mail it to us at the Administrative Office listed in the Glossary.

  NAME:           __________________________________

  ADDRESS:        __________________________________

                  __________________________________

  PHONE:          __________________________________

                                   PAGE P5N-2

                                TABLE OF CONTENTS

                                                                                                        PAGE P5N-

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
GLOSSARY                                                                                                    5

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PART 1 - FEES AND EXPENSE TABLES AND SUMMARY                                                                7
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Contract Owner Transaction Expenses                                                                         7
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Annual Administrative Charge                                                                                7
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Separate Account Annual Expenses                                                                            7
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Total Annual Portfolio Operating Expenses                                                                   8
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Examples                                                                                                   10
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Accumulation Unit Values                                                                                   11
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Summary of Contract                                                                                        12
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Investment Goals and Risks                                                                                 12
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Your Rights and Benefits                                                                                   12
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Account Value and Surrender Value                                                                          12
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Your Right to Revoke (Free Look Period)                                                                    13
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How Your Contract is Taxed                                                                                 13
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PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT                                                       13
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National Integrity Life Insurance Company                                                                  13
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Separate Account II and the Variable Account Options                                                       13
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Distribution of Variable Annuity Contracts                                                                 14
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Changes In How We Operate                                                                                  14
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PART 3 - YOUR INVESTMENT OPTIONS                                                                           14
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The Variable Account Options                                                                               14
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The Fixed Accounts                                                                                         24
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PART 4 - DEDUCTIONS AND CHARGES                                                                            26
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Mortality and Expenses Risk Charge                                                                         26
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Annual Administrative Charge                                                                               26
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Reduction or Elimination of Mortality and Expense Risk or Annual Administrative Charges                    26
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Portfolio Charges                                                                                          26
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Withdrawal Charge                                                                                          27
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Reduction or Elimination of the Withdrawal Charge                                                          27
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Disability Waiver                                                                                          27
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Commission Allowance and Additional Payments to Distributors                                               28
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Optional Benefit Charges                                                                                   28
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Transfer Charge                                                                                            28
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Tax Reserve                                                                                                28
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State Premium Tax                                                                                          28
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PART 5 - TERMS OF YOUR VARIABLE ANNUITY                                                                    28
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Your Contributions                                                                                         28
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Units in Our Separate Account                                                                              29
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How We Determine Unit Value                                                                                29
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Transfers                                                                                                  30
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Excessive Trading                                                                                          31
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Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading                    31
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Withdrawals                                                                                                32
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Assignments                                                                                                33
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Death Benefit Paid on Death of Annuitant                                                                   33
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Distribution on Death of Owner                                                                             34
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Spousal Continuation                                                                                       35
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Death Claims                                                                                               35
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Retirement Date and Annuity Benefit                                                                        35
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Annuity Benefit Payments                                                                                   36
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Timing of Payment                                                                                          36
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                                     P5N-3



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
How You Make Requests and Give Instructions                                                                37
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PART 6 - OPTIONAL BENEFITS                                                                                 37
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Guaranteed Return Plus Rider                                                                               37
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Guaranteed Lifetime Income Advantage Rider                                                                 39
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PART 7 - VOTING RIGHTS                                                                                     45
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How Portfolio Shares Are Voted                                                                             45
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How We Determine Your Voting Shares                                                                        46
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Separate Account Voting Rights                                                                             46
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PART 8 - TAX ASPECTS OF THE CONTRACT                                                                       46
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Introduction                                                                                               46
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Your Contract is an Annuity                                                                                46
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Taxation of Annuities Generally                                                                            47
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Tax-Favored Retirement Programs                                                                            48
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Federal and State Income Tax Withholding                                                                   48
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Impact of Taxes on the Company                                                                             49
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Transfers Among Investment Options                                                                         49
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PART 9 - ADDITIONAL INFORMATION                                                                            49
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Systematic Withdrawal Program                                                                              49
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Income Plus Withdrawal Program                                                                             49
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Choices Plus Required Minimum Distribution Program                                                         50
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Dollar Cost Averaging Program                                                                              50
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Systematic Transfer Program                                                                                50
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Customized Asset Rebalancing Program                                                                       51
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Systematic Contributions Program                                                                           51
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Legal Proceedings                                                                                          51
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Table of Contents of Statement of Additional Information                                                   51
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PART 10 - PRIOR CONTRACTS                                                                                  52
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APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II                                                 55
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APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                                     78
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APPENDIX C - GUARANTEED LIFETIME INCOME ADVANTAGE EXAMPLES                                                 82
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

                                     P5N-4

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

ADMINISTRATIVE OFFICE - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778.

ANNUITANT - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract
Date.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - a year that starts on your Contract Date or any Contract Anniversary.

DEATH BENEFIT - benefit paid to a named Annuitant's beneficiary on the death of the Annuitant.

DISTRIBUTION ON DEATH - a distribution paid to a named owner's beneficiary on the death of the owner.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL AMOUNT - the amount you may withdraw in any Contract Year without paying withdrawal charges.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEED RETURN PLUS (GUARANTEED RETURN PLUS) - an optional benefit that provides a guaranteed minimum future value of amounts invested under a Guaranteed Return Plus Rider.

     GUARANTEED RETURN PLUS INVESTMENT OPTIONS - Investment Options available for contributions under the Guaranteed Return Plus Rider.


GUARANTEED LIFETIME INCOME ADVANTAGE (GLIA) - an optional benefit that provides a guaranteed minimum value will be available for withdrawal when invested under a GLIA Rider.

     GLIA INVESTMENT STRATEGIES - Investment Strategies available for contributions under the GLIA Rider.


GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

     GUARANTEE PERIOD - the length of time from the date of your contribution into a GRO, until the GRO matures.

     MARKET VALUE ADJUSTMENT (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit before the end of the Guarantee Period.

                                     P5N-5

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

PORTFOLIO - a mutual fund in which a Variable Account Option invests.

RETIREMENT DATE - the date you choose to begin your Annuity Benefit or receive a lump sum payment.

RIDER - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

SEPARATE ACCOUNT - Separate Account II of National Integrity Life Insurance Company. Its assets are segregated by National Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

SYSTEMATIC TRANSFER OPTION (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

UNIT - measure of your ownership interest in a Variable Account Option.

UNIT VALUE - value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

                                     P5N-6

PART 1 - FEES AND EXPENSE TABLES AND SUMMARY

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.(2)

CONTRACT OWNER TRANSACTION EXPENSES

         -------------------------------------------------------------------------------------- -----------------
         Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)    7%
         -------------------------------------------------------------------------------------- -----------------
         Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)         $20
         -------------------------------------------------------------------------------------- -----------------



The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

         -------------------------------------------------------------------------------------- -----------------
         Annual Administrative Charge(5)                                                        $30
         -------------------------------------------------------------------------------------- -----------------


SEPARATE ACCOUNT ANNUAL EXPENSES as a percentage of value charged

   --------------------------------------------------------------------------------- ---------------- ----------------

                                                                                     MAXIMUM CHARGE   Current Charge

   --------------------------------------------------------------------------------- ---------------- ----------------

   Mortality and Expense Risk Charge(6)                                                   1.55%            1.55%

   --------------------------------------------------------------------------------- ---------------- ----------------

   Optional Guaranteed Return Plus Charge(7)                                              0.60%            0.60%

   --------------------------------------------------------------------------------- ---------------- ----------------

   Optional Guaranteed Lifetime Income Advantage - Individual Charge(8)                   1.20%            0.60%

   --------------------------------------------------------------------------------- ---------------- ----------------

   Optional Guaranteed Lifetime Income Advantage - Spousal Charge(8)                      1.60%            0.80%

   --------------------------------------------------------------------------------- ---------------- ----------------

   Highest Possible Total Separate Account Annual Expenses(9)                             3.15%            2.35%

   --------------------------------------------------------------------------------- ---------------- ----------------

---------------------------
(1) Expenses for prior versions of the contract, if different, are located in
Part 10, Prior Contracts.

(2) State premium taxes currently range from 0 to 4%.

(3) Withdrawal charges decrease based on the age of each contribution.
See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options

(8) Assessed quarterly based on the Payment Base-See Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(9) You may elect only one of the optional benefits: Guaranteed Return Plus or the Individual or Spousal GLIA. Therefore the highest possible total separate account annual charges reflect the election of one of these optional benefits, which carries the highest cost.

                                     P5N-7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

 Minimum: 0.35%                     Maximum: 1.98%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:


------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
                                                                             MANAGE-     12B-1       OTHER       ACQUIRED     TOTAL
                                                                             MENT         FEE       EXPENSES       FUND       ANNUAL
PORTFOLIO                                                                    FEES                               EXPENSES    EXPENSES
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
DWS Small Cap Index VIP Fund, Class B(1)                                    0.45%        0.25%       0.05%        N/A         0.75%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Asset Manager Portfolio, Service Class 2 (2)                   0.52%        0.25%       0.15%        N/A         0.92%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Balanced Portfolio, Service Class 2 (3)                        0.42%        0.25%       0.20%        N/A         0.87%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Contrafund Portfolio, Service Class 2 (2)                      0.57%        0.25%       0.09%        N/A         0.91%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 (4),(5)       0.71%        0.25%       0.73%        N/A         1.69%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service Class 2        0.56%        0.25%       0.24%        N/A         1.05%
(3)
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Equity-Income Portfolio, Service Class 2                       0.47%        0.25%       0.10%        N/A         0.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2010 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.57%        0.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2015 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.61%        0.86%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2020 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.64%        0.89%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2025 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.65%        0.90%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2030 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.68%        0.93%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth Portfolio, Service Class 2 (2)                          0.57%        0.25%       0.12%        N/A         0.94%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth & Income Portfolio, Service Class 2 (2)                 0.47%        0.25%       0.13%        N/A         0.85%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (3)            0.57%        0.25%       0.17%        N/A         0.99%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP High Income Portfolio, Service Class 2                         0.57%        0.25%       0.15%        N/A         0.97%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Index 500 Portfolio, Service Class 2 (6)                       0.10%        0.25%       0.00%        N/A         0.35%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2               0.32%        0.25%       0.12%        N/A         0.69%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Mid Cap Portfolio, Service Class 2 (2)                         0.57%        0.25%       0.11%        N/A         0.93%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Overseas Portfolio, Service Class 2 (2)                        0.72%        0.25%       0.16%        N/A         1.13%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (7)              0.49%        0.25%       0.05%        N/A         0.79%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Income Securities Fund, Class 2 (7)                         0.46%        0.25%       0.01%         N/A        0.72%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (7)               0.72%        0.25%        0.04%        N/A        1.01%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 (8),(9)            0.51%        0.25%        0.17%       0.03%       0.96%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Mutual Shares Securities Fund, Class 2                               0.60%        0.25%        0.21%        N/A        1.06%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Templeton Foreign Securities, Class 2 (8),(10)                       0.63%        0.25%        0.15%       0.03%       1.06%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Templeton Growth Securities, Class 2 (7)                             0.74%        0.25%        0.04%        N/A        1.03%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
PIMCO VIT All Assets Portfolio, Advisor Class                               0.175%       0.25%       0.25%       0.61%       1.285%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (11)        0.49%        0.25%       0.25%       0.03%        1.02%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
PIMCO VIT Low Duration Portfolio, Advisor Class                             0.25%        0.25%       0.25%        N/A         0.75%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
PIMCO VIT Real Return Portfolio, Advisor Class                              0.25%        0.25%       0.25%        N/A         0.75%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
PIMCO VIT Total Return Portfolio, Advisor Class                             0.25%        0.25%       0.27%        N/A         0.77%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Rydex VT Absolute Return Strategies Fund                                    1.15%        0.00%       0.55%        N/A         1.70%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Rydex VT Hedged Equity Fund                                                 1.15%        0.00%       0.78%        N/A         1.93%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Rydex VT Sector Rotation Fund                                               0.90%        0.00%       0.74%        N/A         1.64%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Balanced Fund(12)                                            0.80%        0.25%       0.53%        N/A         1.58%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Baron Small Cap Fund(12)                                     1.05%        0.25%       0.50%        N/A         1.80%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Core Bond Fund(12)                                           0.55%        0.25%       0.46%        N/A         1.26%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Eagle Capital Appreciation Fund(12)                          0.75%        0.25%       0.48%       0.01%        1.49%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------

                                     P5N-8


------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
                                                                             MANAGE-     12B-1       OTHER       ACQUIRED     TOTAL
                                                                             MENT         FEE       EXPENSES       FUND       ANNUAL
PORTFOLIO                                                                    FEES                               EXPENSES    EXPENSES
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Enhanced Dividend 30 Fund(12)                                0.80%        0.25%       0.51%       0.02%        1.58%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Growth & Income Fund(12)                                     0.50%        0.25%       0.48%        N/A         1.23%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST High Yield Fund(12)                                          0.65%        0.25%       0.55%        N/A         1.45%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Mid Cap Growth Fund(12)                                      0.80%        0.25%       0.48%        N/A         1.53%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Money Market Fund, Service Class(12)                         0.18%        0.25%       0.37%        N/A         0.80%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Third Avenue Value Fund(12)                                  0.79%        0.25%       0.36%       0.02%        1.42%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Value Plus Fund(12)                                          0.75%        0.25%       0.69%       0.01%        1.70%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Aggressive ETF Fund, Service Class 12, (13)                  0.40%        0.25%       0.77%       0.20%        1.62%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Conservative ETF Fund, Service Class 12, (13)                0.40%        0.25%       0.99%       0.18%        1.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Enhanced ETF Fund, Service Class 1 12 (13)                   0.40%        0.25%       0.45%       0.26%        1.36%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Moderate ETF Fund, Service Class 12, (13)                    0.40%        0.25%       0.62%       0.20%        1.47%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen LIT Comstock Portfolio, Class II                                 0.56%        0.25%        0.03%        N/A        0.84%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen LIT Strategic Growth Portfolio, Class II                         0.70%        0.25%        0.08%        N/A        1.03%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II(14)                0.75%        0.35%        0.35%        N/A        1.45%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF Emerging Markets Equity Portfolio, Class II(14)              1.23%        0.35%        0.40%        N/A        1.98%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF U.S. Real Estate Portfolio, Class II(14)                     0.73%        0.35%        0.28%        N/A        1.36%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------

(1) Includes 0.10% administration fee.

(2) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table in below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Asset Manager, Service Class 2                                                   0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Contrafund, Service Class 2                                                      0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Growth, Service Class 2                                                          0.92%
   ---------------------------------------------------------------- ---------------------------------------
   Growth & Income, Service Class 2                                                 0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Mid Cap, Service Class 2                                                         0.91%
   ---------------------------------------------------------------- ---------------------------------------
   Overseas, Service Class 2                                                        1.06%
   ---------------------------------------------------------------- ---------------------------------------

(3) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the table below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Balanced, Service Class 2                                                        0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Dynamic Capital Appreciation, Service Class 2                                    1.04%
   ---------------------------------------------------------------- ---------------------------------------
   Growth Opportunities, Service Class 2                                            0.94%
   ---------------------------------------------------------------- ---------------------------------------

(4) The Portfolio's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxed certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the fund's manger at any time.

(5) Through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been 1.23%. These offsets may be discontinued at any time.

(6) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part. This expense limit may be discontinued at any time.

(7) The Portfolio administration fee is paid indirectly through the management fee.

(8) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC and will remain in place until April 30, 2008.


(9) Net total annual Portfolio expenses after management and administration fee reductions were 0.93%.

(10) Net total annual Portfolio expenses after management and administration fee reductions were 1.03%.

(11) PIMCO has contractually agreed to waive the advisory fee and administration fee it receives from the Portfolio in an amount equal to a 0.49% advisory fee and a 0.20% administration fee paid to PIMCO by a subsidiary. This waiver cannot be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.


(12) The advisor has contractually agreed until at least December 31, 2008 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:


                                     P5N-9

   ---------------------------------- ----------------------------------- ------------------------------------
   Touchstone Variable Series          Net Total Expenses after Waivers    Net Total Expenses after Waivers
   Trust Portfolio                     and Reimbursements with Acquired       and Reimbursements without
                                                Fund Expenses                   Acquired Fund Expenses
   ---------------------------------- ----------------------------------- ------------------------------------

   Balanced                                         1.15%                                1.15%

   ---------------------------------- ----------------------------------- ------------------------------------

   Baron Small Cap                                  1.55%                                1.55%

   ---------------------------------- ----------------------------------- ------------------------------------

   Core Bond                                        1.00%                                1.00%

   ---------------------------------- ----------------------------------- ------------------------------------

   Eagle Capital Appreciation                       1.14%                                1.13%

   ---------------------------------- ----------------------------------- ------------------------------------

   Growth & Income                                  1.12%                                1.10%

   ---------------------------------- ----------------------------------- ------------------------------------

   High Yield                                       1.05%                                1.05%

   ---------------------------------- ----------------------------------- ------------------------------------

   Large Cap Core Equity                            1.00%                                1.00%

   ---------------------------------- ----------------------------------- ------------------------------------

   Mid Cap Growth                                   1.17%                                1.17%

   ---------------------------------- ----------------------------------- ------------------------------------

   Money Market, Service Class                      0.75%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Third Avenue Value                               1.11%                                1.09%

   ---------------------------------- ----------------------------------- ------------------------------------

   Value Plus                                       1.41%                                1.40%

   ---------------------------------- ----------------------------------- ------------------------------------

   Aggressive ETF, Service Class                    0.95%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Conservative ETF, Service Class                  0.93%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Enhanced ETF, Service Class                      1.01%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Moderate ETF, Service Class                      0.95%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

(13) The Service Class shares began operations in July, 2006. Integrity, the parent of National Integrity, and Touchstone Advisors have agreements which provide that Integrity is responsible for payment of expenses exceeding the expense caps on the ETF Portfolios.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers and reimbursements of expenses by the adviser. For the year ended December 31, 2006, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following "Operating Expense Limitations:" 1.35% for Emerging Markets Debt and U.S. Real Estate, and 1.65% for the Emerging Markets Equity. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt and 0.10% of the 12b-1 fee for the U.S. Real Estate. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these waivers and reimbursements, the total annual operating expenses are: 1.15% for Emerging Markets Debt, Class II, 1.65% for Emerging Markets Equity, Class II and 1.26% for U.S. Real Estate, Class II.


We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.) In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.


The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $1,265                      $2,213                    $3,181                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------


If you select an Annuity Benefit with a life contingency at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------
                                     P5N-10


     --------------------------- ------------------------- -------------------------- -------------------------

     $565                        $1,713                    $2,881                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------


If you do not surrender the contract:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $565                        $1,713                    $2,881                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------



The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the current cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $1,181                      $1,958                    $2,753                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------


If you select an Annuity Benefit with a life contingency at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $481                        $1,458                    $2,453                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------


If you do not surrender the contract:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $481                        $1,458                    $2,453                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

      ------------------------- ------------------------ ----------------------- -------------------------
      1 year                    3 years                  5 years                 10 years
      ------------------------- ------------------------ ----------------------- -------------------------
      $1,097                    $1,704                   $2,325                  $4,150
      ------------------------- ------------------------ ----------------------- -------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $397                       $1,204                   $2,025                   $4,150
      -------------------------- ------------------------ ------------------------ ------------------------

If you do not surrender the contract:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $397                       $1,204                   $2,025                   $4,150
      -------------------------- ------------------------ ------------------------ ------------------------

ACCUMULATION UNIT VALUES

See Appendix A

                                     P5N-11

SUMMARY OF CONTRACT

"We," "our," "us," "the Company" and "National Integrity" mean National Integrity Life Insurance Company. "You" and "your" mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. The Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefits Paid on Death of Annuitant," "Distribution on Death of Owner" and "Spousal Continuation."

INVESTMENT GOALS AND RISKS

This contract allows you to accumulate money for retirement or other long term goals. An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

YOUR RIGHTS AND BENEFITS

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

     o    To contribute, transfer and withdraw money. See Part 5

     o    To invest in the Investment Options. See Part 3

     o To elect an Annuity Benefit. See Part 5, section titled "Retirement Date and Annuity Benefit"

     o    To name the Annuitant

     o To name the Annuitant's beneficiary and the owner's beneficiary. The Annuitant's beneficiary will receive the Death Benefit upon the death of the Annuitant; OR the owner's beneficiary will receive a distribution upon your death, as owner. If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and "Distribution on Death of Owner."

ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, as increased or decreased by any MVAs. See Part 3, Market Value Adjustment.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable. See Part 4.

Your minimum Account Value is $2,000. If the Account Value goes below $2,000 and we have received no contributions from you for three years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions.

                                     P5N-12

YOUR RIGHT TO REVOKE (FREE LOOK PERIOD)


You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period. We will extend the ten day period if required by state law. If you cancel your contract, we'll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.


HOW YOUR CONTRACT IS TAXED

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and consult a tax advisor. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. THIS CONTRACT CAN PROVIDE BENEFITS UNDER CERTAIN TAX-FAVORED RETIREMENT PROGRAMS, SUCH AS IRAS; HOWEVER, IT PROVIDES NO ADDITIONAL TAX DEFERRAL BENEFIT, AS THESE PROGRAMS ALREADY PROVIDE TAX-DEFERRAL.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924. We are authorized to sell life insurance and annuities in 8 states and the District of Columbia. National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888. The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee). Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

THE SEPARATE ACCOUNT II AND THE VARIABLE ACCOUNT OPTIONS

Separate Account II was established in 1992, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act. The Separate Account invests in the Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or "Fund") with the same name. We may add, substitute or close Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

                                     P5N-13

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

     o add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

     o register or end the registration of the Separate Account under the 1940 Act;

     o operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity);

     o restrict or eliminate any voting rights of owners or others that affect our Separate Account;

     o cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios; or

     o operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish.

PART 3 - YOUR INVESTMENT OPTIONS

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase the Guaranteed Return Plus or the Guaranteed Lifetime Income Advantage Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option (also called sub accounts) invests in shares of a mutual fund, referred to as a Portfolio (or "Fund"). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

THE VARIABLE ACCOUNT OPTIONS

The investment objective and advisor of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

DWS INVESTMENTS VIT FUNDS

The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc. is the sub advisor of DWS small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DWS INVESTMENTS VIT FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING.

                                     P5N-14

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio. FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary of the investment objectives and strategies of Fidelity's VIP Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security's current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics. FMR analyzes issuers using fundamental factors and evaluating each security's current price relative to the estimated long-term value to select investments.

Fidelity VIP Contrafund(R) Portfolio

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest in "growth" stocks, "value" stocks or both. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Disciplined Small Cap Portfolio

VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600). FMR investing in either "growth" stocks, "value" stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors in its investment decisions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

                                     P5N-15

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks, and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio

VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 40% Domestic Equity Funds, 10% International Equity Fund, 5% High Yield Fixed-Income Fund, 35% Investment Grade Fixed-Income Fund, and 10% Short Term Fund.

Fidelity VIP Freedom 2015 Portfolio

VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 46% Domestic Equity Funds, 12% International Equity Fund, 6% High Yield Fixed-Income Fund, 31% Investment Grade Fixed-Income Fund, and 5% Short Term Fund.

Fidelity VIP Freedom 2020 Portfolio

VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 55% Domestic Equity Funds, 14% International Equity Fund, 7% High Yield Fixed-Income Fund, 24% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2025 Portfolio

VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 57% Domestic Equity Funds, 14% International Equity Fund, 8% High Yield Fixed-Income Fund, 21% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2030 Portfolio

                                     P5N-16

VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 66% Domestic Equity Funds, 16% International Equity Fund, 8% High Yield Fixed-Income Fund, 10% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio's assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Index 500 Portfolio

VIP Index 500 seeks investment results that correspond to the S&P 500 Index. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index as a whole and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. The Portfolio may invest in Lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers(R) Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

                                     P5N-17

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400). FMR may buy "growth" stocks, "value" stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio's assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FUNDS

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds, as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisory Services, LLC.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities of companies that the advisor believes are undervalued. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

                                     P5N-18

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.


PIMCO VARIABLE INSURANCE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ PIMCO VIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio's asset allocation sub-advisor.

PIMCO VIT CommodityRealReturn Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

RYDEX VARIABLE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

                                     P5N-19

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.


TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company. Touchstone Advisors, Inc., which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Touchstone VST Balanced Fund

Oppenheimer Capital LLC is the sub-advisor for the Touchstone VST Balanced Fund. The fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the Portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The Portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the fund, the Portfolio manager seeks securities believed to have favorable price to value characteristics based on the Portfolio manager's assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the Portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

Eagle Asset Management, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Eagle Capital Appreciation Fund. The fund seeks long-term capital appreciation. In selecting equity securities for the fund, the Portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued,

                                     P5N-20
companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-Portfolio managers based on sector. Each Portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The Portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years. The earnings estimates and premium/discount assigned by each Portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the fund.

Touchstone VST Growth & Income Fund

Deutsche Investment Management Americas Inc. is the sub-advisor for the Touchstone VST Growth & Income Fund. The fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The Portfolio manager may purchase up to 50% of securities that do not pay dividends, but which are expected to increase in value or produce high-income payments in the future. The Portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earnings fundamentals.

Touchstone VST High Yield Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.


Touchstone VST Large Cap Core Equity Fund

Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund. The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund's portfolio. A specific process is followed to assist the sub-advisor in its selections.


Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the Portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Money Market Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

                                     P5N-21

Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Portfolio manager believes is their liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund's investments at any time will depend on the industries and types of securities that the Portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Value Plus Fund. The fund seeks to increase value of the fund shares over the long-term by investing primarily in common stock of large and mid cap companies that the Portfolio manager believes are undervalued. In choosing undervalued stocks, the Portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These companies may include companies in the technology sector.

TOUCHSTONE VST ETF FUNDS

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds' assets invested in stocks or bonds at any given time may be different than that ETF Fund's planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund's assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc. is affiliated with Integrity.

                                     P5N-22

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ EACH VAN KAMPEN LIT PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen LIT Comstock Portfolio

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

                                     P5N-23

Van Kampen LIT Strategic Growth Portfolio

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE FIXED ACCOUNTS

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value and the Annuity Benefit. The non-unitized separate account supports the GROs. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED RATE OPTIONS


We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.


                                     P5N-24

The value of a contribution to your GRO is called the GRO Value. Assuming you haven't transferred or withdrawn any amounts, the GRO Value will be the amount you contributed plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We'll notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can't be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, we don't offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years. You can't renew a GRO that would mature after your Retirement Date.

MARKET VALUE ADJUSTMENTS

An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal, surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guaranteed Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guaranteed Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA applies to withdrawals of the Free Withdrawal Amount or for withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period. No MVA shall apply when withdrawals are taken to meet required minimum distributions under the Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

    MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA,

                                     P5N-25

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period, and

    N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates. See Appendix B for illustrations of the MVA.

SYSTEMATIC TRANSFER OPTION

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can't transfer from other Investment Options into the STO. See "Systematic Transfer Program" in Part 9 for more details on this program.

PART 4 - DEDUCTIONS AND CHARGES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.55% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can't be increased without your consent.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

REDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGE OR ANNUAL ADMINISTRATIVE
CHARGE

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value.

                                     P5N-26

The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

WITHDRAWAL CHARGE

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

      -------------------------------- ---------------------------------
            Contribution                  Charge as a percentage of the
                 Year                         contribution withdrawn
      -------------------------------- ---------------------------------
                  1                                  7%
      -------------------------------- ---------------------------------
                  2                                  6%
      -------------------------------- ---------------------------------
                  3                                  5%
      -------------------------------- ---------------------------------
                  4                                  4%
      -------------------------------- ---------------------------------
                  5                                  3%
      -------------------------------- ---------------------------------
                  6                                  2%
      -------------------------------- ---------------------------------
                  7                                  1%
      -------------------------------- ---------------------------------
             thereafter                              0
      -------------------------------- ---------------------------------

The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don't deduct a withdrawal charge when you withdraw contributions made more than seven years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.


 Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals." Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.


We won't deduct a withdrawal charge if:

     o    we calculate the Death Benefits on the death of the Annuitant; or

     o you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

DISABILITY WAIVER


We may the waive withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be

                                     P5N-27
made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner. The Disability Waiver is not available in New Hampshire or Vermont.


COMMISSION ALLOWANCE AND ADDITIONAL PAYMENTS TO DISTRIBUTORS

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the eighth Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation. We may also pay a broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret, Grant & Co., Inc., Cadaret, Grant Agency, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Inc., Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, FFP Securities, Raymond James, American Portfolios, Sterne, Agee & Leach and Linsco/Private Ledger.

OPTIONAL BENEFIT CHARGES

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

TRANSFER CHARGE

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

STATE PREMIUM TAX

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 4%.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

YOUR CONTRIBUTIONS

o        Minimum initial contribution                $1,000

                                     P5N-28

o        Minimum additional contribution             $   100
o        Maximum total contribution                  $1,000,000 if the Annuitant
                                                     is age 75 or younger
                           .........                 $  500,000 if the Annuitant
                                                     is age 76 or older

Different contribution limits apply if you select the Guaranteed Return Plus or Guaranteed Lifetime Income Advantage. See Part 6. Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to eight years before your Retirement Date.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See "Transfers" in Part 5. Different rules apply to the Guaranteed Return Plus Investment Options and the Guaranteed Lifetime Income Advantage Investment Options. See Part 6.

UNITS IN OUR SEPARATE ACCOUNT

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

o First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

o Next, we add any dividends or capital gains distributions by the Portfolio on that day.

o Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

                                     P5N-29

o Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

o Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%, or 2.15% from the Guaranteed Return Plus Investment Options if you have purchased the Guaranteed Return Plus Rider.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge and in the case of the Guaranteed Return Plus Investment Options, a Guaranteed Return Plus Rider charge, if elected.

TRANSFERS

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

o The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

o Transfers into a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate.

o Transfers into the Guaranteed Return Plus Investment Options or the STO are not permitted.

o Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an MVA. See Part 3.

o Transfers out of the Guaranteed Return Plus are not permitted for the first seven years after each contribution into the Guaranteed Return Plus. See
     Part 6.

o Transfers into or out of the Guaranteed Lifetime Income Advantage Investment Options are restricted. See Part 6.


You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.


After your twelve free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, "Transfer Charge."

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Each request for a transfer must specify:

o    the contract number

o    the amounts to be transferred, and

o    the Investment Options to and from which the amounts are to be transferred.

 Transfers may also be arranged through our telephone transfer service using your personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Different rules apply to the Guaranteed Lifetime Income Advantage Investment Options. See Part 6.

                                     P5N-30

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OR FREQUENT TRADING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

    o a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

    o a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2. Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. Notification. We will notify you if your requested transfer is not made.

4. Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

    o If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

    o In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and

                                     P5N-31
         received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

    o All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

    o Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

    o Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

    o    the withdrawal amount requested,

    o    plus or minus any MVA that may apply (see Part 3, "MVA"),

    o    minus any withdrawal charges that apply (see Part 4, "Withdrawal
         Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, "Death Benefits Paid on Death of Annuitant" and
Part 6.

                                     P5N-32

FREE WITHDRAWAL AMOUNT

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

o 10% of your Account Value at the time you make your first withdrawal request during a Contract Year; or

o        10% of your Account Value at your most recent Contract Anniversary.
         During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don't take the Free Withdrawal Amount in any one Contract Year, you can't add it to the next year's Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party's instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the Guaranteed Return Plus Investment Options and the Guaranteed Lifetime Income Advantage Investment Options. See Part 6.

ASSIGNMENTS

 We do not allow partial or collateral assignment of your contract.

DEATH BENEFIT PAID ON DEATH OF ANNUITANT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant's surviving beneficiary if:

    o    the Annuitant dies before the Retirement Date; and

    o    there is no contingent Annuitant.

If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate.

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

STANDARD DEATH BENEFIT

The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

    o highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

    o    total contributions, minus an withdrawals (and associated charges); or

    o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

                                     P5N-33

For contracts where the Annuitant's age on the Contract Date is 86 or older the Death Benefit is:

    o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant's beneficiary may select either option at the Annuitant's death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

EFFECT OF WITHDRAWALS ON THE DEATH BENEFIT

If you take withdrawals, we will make a proportional adjustment to your highest Account Value on any Contract Anniversary for purposes of determining Death Benefit only. This means that your stepped-up Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

    o If your highest Account Value on a Contract Anniversary is $100,000, and

    o after that Contract Anniversary, you take a withdrawal of $10,000 when your current Account Value is $90,000,

    o the withdrawal reduces the highest Account Value by 11.11% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$90,000).

    o Therefore, your highest Account Value for purposes of determining Death Benefit only is reduced by $11,111.

Because the Account Value at the time of the withdrawal in this example is less than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) is decreased by a larger dollar amount than the partial withdrawal amount. If the Account Value at the time of the withdrawal was more than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) would be decreased by a smaller dollar amount than the partial withdrawal amount.

All Death Benefits that are reduced for withdrawals and any charges associated with the withdrawal.

DISTRIBUTION ON DEATH OF OWNER

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner's beneficiary within five years. However, any interest that is payable to the owner's beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner's death. This distribution is required by Section 72(s) of the Code.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner's beneficiary doesn't survive the owner, then the Distribution on Death of the owner is generally paid to the owner's estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners' beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If your sole owner's beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse's name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your

                                     P5N-34
financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

SPOUSAL CONTINUATION

UNDER THE CODE

If you (as owner) die, the Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner's beneficiary. This is called spousal continuation.

UNDER THE CONTRACT

This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation). The Spousal Continuation under this contract is available ONLY if you have structured your contract as follows:

    o    you are the sole owner and Annuitant;

    o    no contingent Annuitant is named; and

    o your spouse is the owner's sole beneficiary and the Annuitant's sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract's Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse's beneficiary. Under this enhanced Spousal Continuation, we may also waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected, but the MVA will apply.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary's election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

RETIREMENT DATE AND ANNUITY BENEFIT

Your Annuity Benefit under this contract is calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 90th birthday or the tenth Contract Anniversary, whichever is later (Maximum Retirement Date) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA), distributions may continue beyond the Maximum Retirement Date.

Upon your Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

                                     P5N-35

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General
Account:

o Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

o Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

o Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

o Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven't already selected a form of Annuity Benefit, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

ANNUITY BENEFIT PAYMENTS

Fixed Annuity Benefit payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists as determined by the SEC so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

                                     P5N-36

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - OPTIONAL BENEFITS

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

GUARANTEED RETURN PLUS RIDER

The Guaranteed Return Plus, which we call the "Guarantee Return Plus" in our marketing material, is an optional benefit Rider that you may purchase for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

OVERVIEW OF THE BENEFIT AND INVESTMENT OPTIONS

We currently offer a ten-year accumulation period in three Investment Options, designated as "Guaranteed Return Plus Investment Options." You may select only one of the three Guaranteed Return Plus Investment Options. We provide a guarantee minimum value for each contribution to a Guaranteed Return Plus Investment Option as shown in the table below:

  --------------------------------------------------------------------- ----------------------------------
                                                                         GUARANTEED MINIMUM VALUE AT THE
                GUARANTEED RETURN PLUS INVESTMENT OPTION                         END OF 10 YEARS
  --------------------------------------------------------------------- ----------------------------------

  Touchstone VST Conservative ETF Fund, Service Class                                 125%
  --------------------------------------------------------------------- ----------------------------------

  Touchstone VST Moderate ETF Fund, Service Class                                     115%
  --------------------------------------------------------------------- ----------------------------------

  Touchstone VST Aggressive ETF Fund, Service Class                                   100%
  --------------------------------------------------------------------- ----------------------------------

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and costs.

At the end of the ten-year period:

>> If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, you will receive the accumulated value.

>> If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

RIDER FEE

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15%.

                                     P5N-37

CONTRIBUTION LIMITS

Your initial contribution to a Guaranteed Return Plus Investment Option must be at least $10,000. Each additional contribution must be at least $1,000 and must be made to the same Guaranteed Return Plus Investment Option. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.

WITHDRAWALS AND TRANSFERS

In years 1-7 of the ten-year period for each contribution, you may:

    o withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

    o    surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

    o withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

    o    surrender your contract entirely; or

    o transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

    o You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

    o In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

    o    The withdrawal reduces the accumulated value by 11.11%
         ($10,000/$90,000)

    o Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs. Also, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis. You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and so on (first-in-first-out). We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

                                     P5N-38

The Guaranteed Return Plus Investment Option is not available if the ten-year period ends on a date later than either the Retirement Date or in the Contract Year in which the Annuitant attains age 100.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

    o the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects spousal continuation under the Code, in lieu of taking a distribution of the Surrender Value;

    o    a Death Benefit is calculated under the contract;

    o    you transfer ownership of the contract;

    o    you elect an Annuity Benefit under the contract;

    o    the contract terminates.

If the Guaranteed Return Plus is selected, the Guaranteed Lifetime Income Advantage are not available.


GUARANTEED LIVING INCOME ADVANTAGE RIDER

Guaranteed Lifetime Income Advantage (GLIA) is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees lifetime payments for you (or you and your spouse) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. Your GLIA Rider is also referred to as a guaranteed lifetime withdrawal benefit.

LIFETIME PAYOUT AMOUNT (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive) is called an LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your WITHDRAWAL PERCENTAGE IS LOCKED IN at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.


       --------------------------------------- --------------------------------
             AGE OF (YOUNGER) ANNUITANT              WITHDRAWAL PERCENTAGE
       --------------------------------------- --------------------------------
                       60-64                                 4.50%
       --------------------------------------- --------------------------------
                       65-69                                 5.00%
       --------------------------------------- --------------------------------
                       70-74                                 5.50%
       --------------------------------------- --------------------------------
                       75-79                                 6.00%
       --------------------------------------- --------------------------------
                    80 and above                             7.00%
       --------------------------------------- --------------------------------

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

PAYMENT BASE

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your BONUS BASE (until a Bonus is applied) is:

    1)   the Account Value on the date you purchase the GLIA Rider; plus

    2)   additional Contributions; less

    3)   Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

                                     P5N-39

    1)   the Bonus Base immediately before the Bonus is applied; plus

    2)   the Bonus amount (see "Bonus" section below); plus

    3)   additional Contributions received after the date of the Bonus; less

    4)   Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your STEP-UP BASE (until a Step-Up is applied) is:

    1)   the Account Value on the date you purchase the GLIA Rider; plus

    2)   additional Contributions; less

    3)   Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

    1)   the Step-Up Base immediately before the Step-Up is applied; plus

    2)   the Step-Up amount; plus

    3)   additional Contributions received after the date of the Step-Up; less

    4)   Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

EFFECT OF WITHDRAWALS

BEFORE THE AGE 60 CONTRACT ANNIVERSARY, ALL WITHDRAWALS ARE NONGUARANTEED WITHDRAWALS and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including Withdrawal Charges, if any.

AFTER THE AGE 60 CONTRACT ANNIVERSARY, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any Withdrawal Charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the amount of the Nonguaranteed Withdrawal (which includes any Withdrawal Charges) multiplied by the greater of:

    o    1.0; or

    o Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal. If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here's an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

    o    Your Account Value is $75,000 and your Payment Base is $100,000

    o    You take a Nonguaranteed Withdrawal in the amount of $5,000

    o Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

OTHER IMPORTANT FACTS ABOUT WITHDRAWALS:

>> YOU WILL NOT RECEIVE THE INTENDED BENEFIT OF THIS RIDER IF YOU TAKE NONGUARANTEED WITHDRAWALS. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

                                     P5N-40

>> WITHDRAWAL CHARGES MAY APPLY. If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable Withdrawal Charges will be waived. If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied. See Part 4, "Withdrawal Charge" and Part 5, "Withdrawals."

>> WITHDRAWALS MUST BE TAKEN PRO-RATA FROM YOUR INVESTMENT OPTIONS. You cannot make a Withdrawal from specific Investment Options.

ANNUAL PROCESSING DATE

The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

BONUS

The Bonus amount is equal to your Bonus Percentage multiplied by all contributions minus all withdrawals (including Withdrawal Charges if any.) Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse) at the time each Bonus is calculated.


       --------------------------------------- ---------------------------------
           AGE OF (YOUNGER) ANNUITANT                      BONUS PERCENTAGE
       --------------------------------------- ---------------------------------
                   69 or below                                  5.00%
       --------------------------------------- ---------------------------------
                      70-74                                     5.50%
       --------------------------------------- ---------------------------------
                      75-79                                     6.00%
       --------------------------------------- ---------------------------------
                  80 and above                                  7.00%
       --------------------------------------- ---------------------------------

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year. The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA CHARGE

We deduct an annual charge for the Individual GLIA Rider of 0.60% and an annual charge for the Spousal GLIA Rider of 0.80%. The 0.60% (or 0.80 %) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice or accept additional charge increases and will not receive additional Step-Ups.

GLIA INVESTMENT STRATEGIES

                                     P5N-41

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in ONLY ONE of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

GLIA INVESTMENT STRATEGY 1 - You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.


   --------------------------------------- ------------------------------------ -------------------------------------

   TOUCHSTONE VST                          TOUCHSTONE VST                       TOUCHSTONE VST
   CONSERVATIVE ETF PORTFOLIO              MODERATE ETF PORTFOLIO               AGGRESSIVE ETF PORTFOLIO
   0 - 100%                                0 - 100%                             0 - 50%

   --------------------------------------- ------------------------------------ -------------------------------------



GLIA INVESTMENT STRATEGY 2 - You may select one or more of the four Portfolios, as long as your allocations add up to 100%.


   ---------------------------- ----------------------------- -------------------------- --------------------------

   FIDELITY VIP FREEDOM         FIDELITY VIP FREEDOM          FIDELITY VIP FREEDOM       FIDELITY VIP FREEDOM
   2010 PORTFOLIO               2015 PORTFOLIO                2020 PORTFOLIO             2025 PORTFOLIO


   ---------------------------- ----------------------------- -------------------------- --------------------------


GLIA INVESTMENT STRATEGY 3 - You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.


------------------------------------ --------------------------------- ------------------------------- -----------------------------
  MINIMUM ALLOCATION 30- MAXIMUM      MINIMUM ALLOCATION 40 MAXIMUM        MAXIMUM ALLOCATION 20%          MAXIMUM ALLOCATION 10%
          ALLOCATION 60%                      ALLOCATION-70%
------------------------------------ --------------------------------- ------------------------------- -----------------------------

           FIXED INCOME                        CORE EQUITY                    NON CORE EQUITY                   ALTERNATIVE
o        Fidelity VIP Investment     o        Fidelity VIP Asset       o        DWS Small Cap Index    o        PIMCO VIT All Asset
         Grade Bond                           Manager                           VIP
o        PIMCO VIT Total Return      o        Fidelity VIP Balanced    o        Fidelity VIP           o        PIMCO VIT Commodity
                                                                                Disciplined Small Cap           RealReturn Strategy

o        Touchstone VST Core Bond    o        Fidelity VIP             o        Fidelity VIP Dynamic   o        Rydex VT Absolute
                                              Contrafund                        Capital Appreciation            Return Strategies
                                     o        Fidelity VIP             o        Fidelity VIP Mid Cap   o        Rydex VT Hedged
                                              Equity-Income                                                     Equity
                                     o        Fidelity VIP Growth &    o        FTVIPT Franklin        o        Rydex VT Sector
                                              Income                            Small Cap Value                 Rotation
                                                                                Securities

                                     o        Fidelity VIP Growth      o        Touchstone VST Baron   o        Van Kampen UIF U.S.
                                              Opportunities                     Small Cap                       Real Estate
                                     o        Fidelity VIP Growth      o        Touchstone VST Mid
                                                                                Cap Growth                       HIGH YIELD
                                     o        Fidelity VIP Index 500   o        Touchstone VST Third   o        Fidelity VIP High
                                                                                Avenue Value                    Income
                                     o        FTVIPT Franklin Growth   o        Van Kampen LIT         o        FTVIPT Franklin
                                              and Income Securities             Strategic Growth                Income Securities
                                     o        FTVIPT Franklin Large                                    o        Touchstone VST High
                                              Cap Growth Securities                INTERNATIONAL                Yield
                                     o        FTVIPT Mutual Shares     o        Fidelity VIP
                                              Securities                        Overseas                          SHORT DURATION
                                     o        Touchstone VST           o        FTVIPT Templeton       o        PIMCO VIT Low
                                              Aggressive ETF                    Foreign Securities              Duration
                                     o        Touchstone VST           o        FTVIPT Templeton       o        PIMCO VIT Real
                                              Conservative ETF                  Growth Securities               Return

                                     P5N-42


                                     o        Touchstone VST           o        Van Kampen UIF         o        Touchstone VST Money
                                              Enhanced ETF                      Emerging Markets Debt           Market
                                     o        Touchstone VST Large     o        Van Kampen UIF
                                              Cap Core Equity                   Emerging Markets Equity
                                     o        Touchstone VST
                                              Moderate ETF
                                     o        Van Kampen LIT
                                              Comstock



For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, "Your Investment Options" as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

TRANSFER AND ALLOCATION RESTRICTIONS

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

>> Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

>> To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy. You must make your transfers at the same time.

>> Your first transfer is allowed 90 days after the Contract Date. Each transfer starts a 90-day waiting period before you can make another transfer.

>> We will automatically rebalance your Investment Options quarterly. The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.

YOUR FINANCIAL PROFESSIONAL OR A THIRD PARTY MAY OFFER YOU ASSET ALLOCATION OR INVESTMENT ADVISORY SERVICES RELATED TO THIS ANNUITY CONTRACT OR RIDER FOR AN ADDITIONAL FEE TO BE DEDUCTED FROM YOUR CONTRACT. SUCH FEES ARE CONSIDERED WITHDRAWALS AND COULD CAUSE A NONGUARANTEED WITHDRAWAL OR MAKE YOU INELIGIBLE TO RECEIVE A BONUS. THEREFORE, IF YOU PURCHASE THE GLIA RIDER, WE DO NOT RECOMMEND USING THIS ANNUITY CONTRACT TO PAY FOR SUCH SERVICES.

CONTRIBUTION LIMITS

o Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

o        Each additional contribution must be at least $1,000.

o You cannot make additional contributions after the older Annuitant's 80th birthday or during the Guaranteed Payment Phase.

o Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

WITHDRAWAL PROTECTION FOR REQUIRED MINIMUM DISTRIBUTIONS

If you have a tax-qualified annuity Contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70 1/2.

                                     P5N-43

We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity Contract only. We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal. However, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section, above.

You must take your first annual required minimum distribution in the calendar year you turn age 70 1/2. We reserve the right to make any changes we deem necessary to comply with the tax laws. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING THE GLIA RIDER.

GUARANTEED PAYMENT PHASE

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Termination" section below. We will send you a written notice when the annuity Contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive). The Guaranteed Payment Phase will end if the Rider terminates. See "Termination" section below.

CONTRACT STRUCTURE While this Rider is in effect:

    1. You must be the Owner and Primary Annuitant. (You may be the beneficial owner through a custodial account.)

    2.   Joint Owners are not allowed.

    3.   Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

    4.   You must name your spouse as the Spousal Annuitant.

    5. You must name your spouse as the Owner's Sole Beneficiary and the Annuitant's Sole Beneficiary.

    6. We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. ss.7), which means one spouse of the opposite sex.

    7. IF YOU AND YOUR SPOUSE ARE MORE THAN 10 YEARS APART IN AGE, THE SPOUSAL GLIA RIDER IS PROBABLY NOT SUITABLE FOR YOU.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant. WE WILL NOT REDUCE THE RIDER CHARGE IF YOU REMOVE A SPOUSE. The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage, therefore lifetime withdrawals are not guaranteed for the lives of both you and your spouse under the Spousal Rider if you are divorced. You must provide us with notice of the divorce or termination of marriage. If a spouse is removed, you can name new Owner's Beneficiaries and Annuitant's Beneficiaries.

CANCELLATION AND TERMINATION OF RIDER

You may cancel the Rider after it has been in effect for five Contract Years. You will have a 45 day window to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:

    1.   The date you die (or survivor of you and your spouse dies);

                                     P5N-44

    2.   The date the Payment Base equals zero;

    3.   The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

    4. The date before the Age 60 Contract Anniversary that the Account Value to zero;

    5.   The date that you transfer ownership of the Contract;

    6. The date you assign the Contract or any benefits under the Contract or Rider;

    7.   The date a Death Benefit is elected under the Contract;

    8. On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

    9.   The date you elect an Annuity Benefit under the contract;

    10.  The date you cancel this Rider;

    11.  The date the Contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

ADDITIONAL RESTRICTIONS

The following additional restrictions apply to your annuity Contract if you elect the GLIA Rider:

>> You (or the older of you and your spouse) must be between 50 and 80 years old on the date you elect the Rider.

>> The Guaranteed Rate Options and Systematic Transfer Option are not available.

>>       Dollar Cost Averaging is not available.

>>       Systematic contributions are not available.

>>       The Guaranteed Minimum Accumulation Benefit is not available.

>>       The Enhanced Earnings Benefit is not available.

THE ADDITION OF THE GLIA RIDER TO YOUR ANNUITY CONTRACT MAY NOT ALWAYS BE IN YOUR BEST INTEREST. For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if your are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS AND CAREFULLY CONSIDER YOUR ALTERNATIVES BEFORE DECIDING IF THE GLIA RIDER IS SUITABLE FOR YOUR NEEDS.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

EXAMPLES

Please see Appendix C for hypothetical examples that illustrate how the GLIA Rider works.


PART 7 - VOTING RIGHTS

HOW PORTFOLIO SHARES ARE VOTED

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a

                                     P5N-45
result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require contract owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options. We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

    o    our tax status

    o    the tax status of the contract

    o the type of retirement plan, if any, for which the contract is purchased

    o    the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

YOUR CONTRACT IS AN ANNUITY

>> You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

>> You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

                                     P5N-46

>> You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution.

    o Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

    o If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

    o    you are 59 1/2 or older

    o    payment is a result of the owner's death

    o payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary

    o payment is a result of the taxpayer becoming disabled within the meaning of Code section 72(m)(7)

    o payment is from certain qualified plans (note, however, other penalties may apply)

    o payment is under a qualified funding asset as defined in Section 130(d) of the Code

    o payment is under certain types of qualified plans held by the employer until the employee separates from service

                                     P5N-47

    o payment is under an immediate annuity as defined in Code Section 72(u)(4) (non-qualified contracts only)

    o payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

    o    payment is for certain higher education expenses (IRA only)

    o payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan does.

INHERITED IRAS

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner's beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A QUALIFIED RETIREMENT PLAN (SUCH AS A 401(K) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(A), 403(B) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY OFFERING AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

                                     P5N-48

IMPACT OF TAXES ON THE COMPANY

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used. The minimum Systematic Withdrawal is $100. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. You may specify an account for direct deposit of your Systematic Withdrawals. Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59 1/2. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59 1/2. You won't have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

    o    the date you reach age 59 1/2; or

    o    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution subject to a $100 minimum. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program. Withdrawals under this program are treated as ordinary withdrawals under the contract.

                                     P5N-49

CHOICES PLUS REQUIRED MINIMUM DISTRIBUTION PROGRAM

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2. The Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70 1/2 years old. These withdrawals are subject to ordinary income tax. See
Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs. This program is not available with the Guaranteed Lifetime Income Advantage Rider. See Part 6, "Guaranteed Lifetime Income Advantages, Required Minimum Distributions."

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, Service Class, to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The minimum transfer to each Investment Option is $100. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the Guaranteed Return Plus Investment Options or the Guaranteed Lifetime Income Advantage Investment Options.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

                                     P5N-50

You cannot transfer Account Value into the STO or a Guaranteed Return Plus Investment Option. This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

CUSTOMIZED ASSET REBALANCING PROGRAM

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. Fixed Accounts and the Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program. If you elect the Guaranteed Lifetime Income Advantage Rider, a different rebalancing program is used. See Part 6. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio. This feature is not available with the Guaranteed Lifetime Income Advantage Rider.

SYSTEMATIC CONTRIBUTIONS PROGRAM

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the Guaranteed Return Plus Investment Options or the Guaranteed Lifetime Income Advantage Investment Options may not be made via the Systematic Contribution program.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 -   National Integrity and Custodian
Part 2 -   Distribution of the Contract
Part 3 -   Performance Information
Part 4 -   Determination of Accumulation Unit Values
Part 5 -   Distributions from Tax Favored Retirement Programs
Part 6 -   Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

                                     P5N-51

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street #200
Goshen, New York 10924
ATTN: Request for SAI of Separate Account II (Pinnacle V)

PART 10 - PRIOR CONTRACTS

Over time, we have made changes to the Pinnacle variable annuity contract. You may own a prior version of the Pinnacle contract. Material features in prior versions of the Pinnacle contract that differ from the Pinnacle contract we are currently offering are described below. The dates given are the approximate and will vary state by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

PINNACLE IV - ALL CONTRACTS ISSUED FROM APPROXIMATELY JANUARY 2, 2002 TO APPROXIMATELY MAY 1, 2007

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge                                                      1.45%
         -------------------------------------------------------------------------------------- -----------------
         Optional Guaranteed Return Plus Charge                                                 0.60%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses                                2.05%
         -------------------------------------------------------------------------------------- -----------------

Optional Benefits

The Guaranteed Return Plus was not available until July 30, 2006 and the Guaranteed Lifetime Income Advantage was not available on the Pinnacle IV.

PINNACLE I, II AND III - ALL CONTRACTS ISSUED BEFORE APPROXIMATELY JANUARY 2,
2002

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge (10)                                                 1.35%
         -------------------------------------------------------------------------------------- -----------------


Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available

Limitation on number of Investment Options for contracts Issued before July 17, 2000

You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.


Variable Investment Options

The PIMCO Variable Insurance Trust and Rydex Variable Trust Portfolios and corresponding Variable Investment Options are not available.

----------------

(10) The Mortality and Expense Risk Charge reduced to 1.10% after the sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997

                                     P5N-52

Withdrawal charges for all contracts issued before December 31, 1996

------------------------------------ --------------------------------------
          Contribution                  Charge as a percentage of the
              Year                         contribution withdrawn
------------------------------------ --------------------------------------
                1                                    7%
------------------------------------ --------------------------------------
                2                                    6%
------------------------------------ --------------------------------------
                3                                    5%
------------------------------------ --------------------------------------
                4                                    4%
------------------------------------ --------------------------------------
                5                                    3%
------------------------------------ --------------------------------------
                6                                    2%
------------------------------------ --------------------------------------
           thereafter                                 0
------------------------------------ --------------------------------------

Hardship waivers weren't available for contracts issued prior to February 15, 1997.

Death Benefits paid on death of Annuitant

CONTRACTS ISSUED BETWEEN MAY 1, 1998 AND MAY 1, 2004

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the Death Benefit is the highest of:

o your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o    total contributions, minus subsequent withdrawals (and associated charges);
     or

o your current Account Value. For contracts issued after the Annuitant's 86th birthday, the Death Benefit is the your current Account Value.

CONTRACTS ISSUED BETWEEN JANUARY 1, 1997 AND MAY 1, 1998

For contracts issued before the Annuitant's 80th birthday, the Death Benefit is the highest of:

o your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o    total contributions, minus subsequent withdrawals (and associated charges);
     or

o    your current Account Value.

For contracts issued after the Annuitant's 80th birthday, the Death Benefit is the your current Account Value.

FOR CONTRACTS ISSUED BETWEEN MAY 1, 1996 AND DECEMBER 31, 1996, the Death Benefit is the greatest of:

o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order;

o the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus an adjustment for subsequent withdrawals (and associated charges); or

o your total contributions less the sum of withdrawals (and associated charges)

FOR CONTRACTS ISSUED BETWEEN JANUARY 1, 1995 AND MAY 1, 1996, the Death Benefit is the greatest of:

o your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus adjustments for any subsequent withdrawals (and associated charges), or the highest Account Value after the seventh Contract Anniversary;

o    total contributions minus any withdrawals (and associated charges); or

o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1995, the amount of the Death Benefit is the greatest of:

o    your Adjusted Account Value;

o the Account Value at the beginning of the seventh Contract Year, your total contributions less the sum of withdrawals plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges); or

o for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum

                                     P5N-53

     Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Investment Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant's 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

                                     P5N-54

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF NATIONAL INTEGRITY (PINNACLE V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issues after approximately May 1, 2007 (date varies by state): Unit Value at inception.

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
DWS SMALL CAP INDEX VIP, CLASS B

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP ASSET MANAGER SERVICE, CLASS 2
Unit value at beginning of period                           -
Unit value at end of period                                      $10.00
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP BALANCED, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP CONTRAFUND, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2

Unit value at beginning of period                          -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2                                             -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
Unit value at beginning of period                           -    $10.00

                                     P5N-55

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP FREEDOM 2010,  SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2                  -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP GROWTH, SERVICE CLASS 2

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP GROWTH & INCOME SERVICE, CLASS 2
Unit value at beginning of period
Unit value at end of period                                 -    $10.00
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2                                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-56

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
FIDELITY VIP HIGH INCOME, SERVICE CLASS 2                   -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP INDEX 500, SERVICE CLASS 2                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2                                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP MID CAP, SERVICE CLASS 2                       -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2                      -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2                                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
Unit value at beginning of period                           -
Unit value at end of period                                      $10.00
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2                                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-57

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2                                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FTVIPT MUTUAL SHARES SECURITIES, CLASS 2                    -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2                -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2                 -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1405)                                                           $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
PIMCO VIT COMMODITYREALRETURN STRATEGY
PORTFOLIO, ADVISOR CLASS (1404)                                  $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR CLASS
(1402)                                                           $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-58

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1403)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1401)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1407)

Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
RYDEX VT HEDGED EQUITY FUND (1408)

Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
RYDEX VT SECTOR ROTATION FUND (1406)

Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST BALANCED                                     -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST BARON SMALL CAP

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST CORE BOND

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
Unit value at beginning of period                           -    $10.00
Unit value at end of period
------------------------------------------------- ------------ -----------

                                     P5N-59

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST GROWTH & INCOME FUND

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST HIGH YIELD FUND

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY              -
ENHANCED DIVIDEND 30)                                            $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST MID CAP GROWTH

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST MONEY MARKET, SERVICE CLASS                  -
Unit value at beginning of period
Unit value at end of period                                      $10.00
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST THIRD AVENUE VALUE                           -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST VALUE PLUS FUND

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS
Unit value at beginning of period                           -   $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-60

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS                  -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST MODERATE ETF, SERVICE CLASS                  -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS,
GUARANTEED RETURN PLUS OPTION                               -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS,
GUARANTEED RETURN PLUS OPTION                               -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
TOUCHSTONE VST MODERATE ETF, SERVICE CLASS,
GUARANTEED RETURN PLUS OPTION                               -
Unit value at beginning of period                                $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
VAN KAMPEN LIT COMSTOCK, CLASS II
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-61

------------------------------------------------- ------------ -----------
                                                               INCEPTION
                                                               DATE AND
                                                                 VALUE
------------------------------------------------- ------------ -----------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II                                                    -    $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS II
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II

Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ -----------

                                     P5N-62

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF NATIONAL INTEGRITY (PINNACLE
IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between January 2, 2002 and May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

DWS SMALL CAP INDEX - CLASS A (254) (1)
Unit value at beginning of period                    $14.32      $13.94       $12.01       $8.32           -            -
Unit value at end of period                          $16.58      $14.32       $13.94      $12.01       $8.32
Number of units outstanding at end of period          4,731       4,925        4,362       6,706       5,115
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
DWS SMALL CAP INDEX - CLASS B (284)
Unit value at beginning of period                    $13.00      $12.68       $10.96       $7.61      $10.76       $10.68
Unit value at end of period                          $15.01      $13.00       $12.68      $10.96       $7.61       $10.76
Number of units outstanding at end of period         59,573      55,664       51,635      39,222       3,657      782,042
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(232)
Unit value at beginning of period                    $10.60      $10.36            -           -           -            -
Unit value at end of period                          $11.19      $10.60       $10.36
Number of units outstanding at end of period         26,460      23,566        8,300
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP BALANCED, SERVICE CLASS 2 (214)
Unit value at beginning of period
Unit value at end of period                          $12.04      $11.58       $11.17      $10.00           -            -
Number of units outstanding at end of period         $13.23      $12.04       $11.58      $11.17
                                                    101,737      83,771       39,472      22,537
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (239)
Unit value at beginning of period
Unit value at end of period                          $15.11      $13.14       $11.58       $9.17           -            -
Number of units outstanding at end of period         $16.59      $15.11       $13.14      $11.58       $9.17
                                                    800,690     611,711      392,106     162,353      29,817
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1298)
Unit value at beginning of period
Unit value at end of period                          -           -            -           -           -            -
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

DWS SMALL CAP INDEX - CLASS A (254) (1)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
DWS SMALL CAP INDEX - CLASS B (284)
Unit value at beginning of period                     $11.27       $9.50      $9.85           -    $10.00
Unit value at end of period                           $10.68      $11.27      $9.50       $9.85
Number of units outstanding at end of period         549,540     459,505    373,914      42,210
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(232)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP BALANCED, SERVICE CLASS 2 (214)
Unit value at beginning of period
Unit value at end of period                                -           -          -           -    $10.00
Number of units outstanding at end of period

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (239)
Unit value at beginning of period
Unit value at end of period                                -           -          -           -    $10.00
Number of units outstanding at end of period

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1298)
Unit value at beginning of period                          -                                       $10.00
Unit value at end of period                                       -           -          -         4-27-07
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-63

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (243)
Unit value at beginning of period                    $13.59      $11.42       $11.44       $9.30           -            -
Unit value at end of period                          $15.24      $13.59       $11.42      $11.44       $9.30
Number of units outstanding at end of period         17,404      14,034          512           -           -
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(237)
Unit value at beginning of period                    $12.48      $11.99       $10.94       $8.54           -            -
Unit value at end of period                          $14.75      $12.48       $11.99      $10.94       $8.54
Number of units outstanding at end of period        331,226     294,419      235,048     136,490      62,743
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(1283)
Unit value at beginning of period                    -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(1284)
Unit value at beginning of period                    -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(1285)
Unit value at beginning of period                    -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1286)
Unit value at beginning of period                    -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(1287)
Unit value at beginning of period                    -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (243)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(237)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(1283)                                                     -                                       $10.00
Unit value at beginning of period                                 -           -          -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(1284)                                                     -                                       $10.00
Unit value at beginning of period                                 -           -          -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(1285)                                                     -                                       $10.00
Unit value at beginning of period                                 -           -          -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1286)                                                     -                                       $10.00
Unit value at beginning of period                                 -           -          -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(1287)                                                     -                                       $10.00
Unit value at beginning of period                                 -           -          -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-64

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP GROWTH, SERVICE CLASS 2 (238)
Unit value at beginning of period                    $10.20       $9.81        $9.65       $7.39           -
Unit value at end of period                          $10.71      $10.20        $9.81       $9.65       $7.39            -
Number of units outstanding at end of period        149,187     155,060      160,252     121,509      33,519
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
(240)
Unit value at beginning of period                    $11.68      $11.03       $10.61       $8.72           -            -
Unit value at end of period                          $12.99      $11.68       $11.03      $10.61       $8.72
Number of units outstanding at end of period        225,057     207,951      184,650     139,883      51,163
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (241)
Unit value at beginning of period                    $11.73      $10.95       $10.40       $8.15           -            -
Unit value at end of period                          $12.15      $11.73       $10.95      $10.40       $8.15
Number of units outstanding at end of period         50,576      31,145       18,141       9,616       4,731
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (286)
Unit value at beginning of period                    $12.48      $12.38       $11.49      $10.00           -            -
Unit value at end of period                          $13.66      $12.48       $12.38      $11.49
Number of units outstanding at end of period         56,828      50,958       43,607      32,994
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1291)
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period         -           -            -           -           -            -
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (408)
Unit value at beginning of period                    $10.36      $10.32            -           -           -            -
Unit value at end of period                          $10.64      $10.36       $10.32
Number of units outstanding at end of period        167,952     121,402       28,316
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (242)
Unit value at beginning of period                    $17.65      $15.18       $12.35       $9.07           -            -
Unit value at end of period                          $19.55      $17.65       $15.18      $12.35       $9.07
Number of units outstanding at end of period        266,216     196,879      145,702      64,435      18,378
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (409)
Unit value at beginning of period                    $12.95      $11.06            -           -           -            -
Unit value at end of period                          $15.03      $12.95       $11.06
Number of units outstanding at end of period         88,166      19,520        6,653
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP GROWTH, SERVICE CLASS 2 (238)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
(240)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (241)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (286)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1291)
Unit value at beginning of period
Unit value at end of period                                -                                       $10.00
Number of units outstanding at end of period                      -           -          -         4-27-07
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (408)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (242)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (409)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-65

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
SERVICE CLASS 2 (216)
Unit value at beginning of period                    $13.20      $12.93       $11.87           -           -            -
Unit value at end of period                          $15.18      $13.20       $12.93      $11.87
Number of units outstanding at end of period        173,727     147,026      107,537      48,722
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(215)
Unit value at beginning of period                    $14.17      $14.15       $12.61      $10.00           -            -
Unit value at end of period                          $16.51      $14.17       $14.15      $12.61
Number of units outstanding at end of period        568,302     427,356      288,840     113,633
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (217)
Unit value at beginning of period                    $12.66      $12.71       $11.95      $10.00           -            -
Unit value at end of period                          $13.84      $12.66       $12.71      $11.95
Number of units outstanding at end of period        142,067     134,775      113,231      19,502
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1288)
Unit value at beginning of period
Unit value at end of period                          -           -            -           -           -            -
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (219)
Unit value at beginning of period                    $14.69      $13.48       $12.15      $10.00           -            -
Unit value at end of period                          $17.14      $14.69       $13.48      $12.15
Number of units outstanding at end of period        342,520     264,972      181,746      48,713
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(218)
Unit value at beginning of period                    $16.07      $14.80       $12.67      $10.00           -            -
Unit value at end of period                          $19.23      $16.07       $14.80      $12.67
Number of units outstanding at end of period        167,482     150,048       80,583      22,947
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(220)
Unit value at beginning of period                    $15.34      $14.30       $12.50      $10.00           -            -
Unit value at end of period                          $18.41      $15.34       $14.30      $12.50
Number of units outstanding at end of period        169,224     125,585       75,868      16,618
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
SERVICE CLASS 2 (216)
Unit value at beginning of period                          -           -                      -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(215)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (217)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1288)
Unit value at beginning of period                          -                                       $10.00
Unit value at end of period                                       -           -          -         4-30-07
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (219)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(218)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(220)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-66

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1419)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
PIMCO VIT COMMODITYREALRETURN STRATEGY
PORTFOLIO, ADVISOR CLASS (1418)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR
CLASS (1416)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1417)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1415)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1421)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
RYDEX VT HEDGED EQUITY FUND (1422)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
RYDEX VT SECTOR ROTATION FUND (1420)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1419)                                                                                             $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
PIMCO VIT COMMODITYREALRETURN STRATEGY
PORTFOLIO, ADVISOR CLASS (1418)                                                                    $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR
CLASS (1416)                                                                                       $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1417)
Unit value at beginning of period                                                                  $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1415)
Unit value at beginning of period
Unit value at end of period                                                                        $10.00
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1421)
Unit value at beginning of period                                                                  $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
RYDEX VT HEDGED EQUITY FUND (1422)
Unit value at beginning of period                                                                  $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------
RYDEX VT SECTOR ROTATION FUND (1420)
Unit value at beginning of period                                                                  $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------ ------------ ----------- ---------- ----------- ------------

                                     P5N-67

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST AGGRESSIVE ETF FUND, SERVICE
CLASS (1278)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $10.90
Number of units outstanding at end of period         56,510
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST AGGRESSIVE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1296)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $10.87
Number of units outstanding at end of period         14,173
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST BALANCED (298)
Unit value at beginning of period                    $12.56      $11.95       $11.07       $9.24           -            -
Unit value at end of period                          $13.73      $12.56       $11.95      $11.07       $9.24
Number of units outstanding at end of period        159,456     151,539      115,549      15,665       1,332
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST BARON SMALL CAP VALUE (246)
Unit value at beginning of period                    $15.60      $14.70       $11.67       $8.87           -            -
Unit value at end of period                          $18.18      $15.60       $14.70      $11.67       $8.87
Number of units outstanding at end of period        225,620     181,412      129,704      70,981      26,285
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF FUND, SERVICE
CLASS (1268)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $10.58
Number of units outstanding at end of period        195,071
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1293)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $10.55
Number of units outstanding at end of period              0
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST CORE BOND (292)
Unit value at beginning of period                    $10.89      $10.87       $10.68      $10.47           -            -
Unit value at end of period                          $11.17      $10.89       $10.87      $10.68      $10.47
Number of units outstanding at end of period         95,536      80,197       53,062      47,852       6,674
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(247)
Unit value at beginning of period                    $10.48      $10.63        $9.38       $7.20           -            -
Unit value at end of period                          $12.07      $10.48       $10.63       $9.38       $7.20
Number of units outstanding at end of period         98,109      76,002       55,225      40,232      10,061
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST AGGRESSIVE ETF FUND, SERVICE
CLASS (1278)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST AGGRESSIVE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1296)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST BALANCED (298)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST BARON SMALL CAP VALUE (246)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF FUND, SERVICE
CLASS (1268)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1293)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST CORE BOND (292)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(247)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-68

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST ENHANCED ETF FUND (1279)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $11.03
Number of units outstanding at end of period         58,773
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST GROWTH & INCOME (297)
Unit value at beginning of period                    $11.77      $11.72       $10.81       $8.25           -            -
Unit value at end of period                          $13.19      $11.77       $11.72      $10.81       $8.25
Number of units outstanding at end of period         88,705      81,437       52,461      49,743         147
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST HIGH YIELD (289)
Unit value at beginning of period                    $13.08      $12.85       $11.90       $9.74           -            -
Unit value at end of period                          $13.90      $13.08       $12.85      $11.90       $9.74
Number of units outstanding at end of period        215,914     176,250      148,381      96,043      20,938
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (291)
Unit value at beginning of period                    $10.52      $11.01       $10.62       $8.17           -            -
Unit value at end of period                          $13.12      $10.52       $11.01      $10.62       $8.17
Number of units outstanding at end of period         68,851      43,234       16,401       1,006         181
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST MID CAP GROWTH (288)
Unit value at beginning of period                    $13.97      $12.29       $11.13       $7.67           -            -
Unit value at end of period                          $15.99      $13.97       $12.29      $11.13       $7.67
Number of units outstanding at end of period        128,934     101,255       72,518       6,112       1,586
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST MODERATE ETF FUND, SERVICE
CLASS (1273)
Unit value at beginning of period                    $10.00      $10.25            -           -           -            -
Unit value at end of period                          $10.72      $10.50       $10.25
Number of units outstanding at end of period         59,409     216,106            -
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST MODERATE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1294)
Unit value at beginning of period                    $10.00           -            -           -           -            -
Unit value at end of period                          $10.70
Number of units outstanding at end of period          9,982
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(299)
Unit value at beginning of period                    $10.06       $9.92        $9.96           -           -            -
Unit value at end of period                          $10.38      $10.06        $9.92        9.96
Number of units outstanding at end of period      1,097,571     634,656      466,479     424,215
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST ENHANCED ETF FUND (1279)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST GROWTH & INCOME (297)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST HIGH YIELD (289)
Unit value at beginning of period                          -           -          -                $10.00
Unit value at end of period                                                                   -
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (291)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST MID CAP GROWTH (288)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST MODERATE ETF FUND, SERVICE
CLASS (1273)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST MODERATE ETF FUND, SERVICE
CLASS, GUARANTEED RETURN PLUS OPTION (1294)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period                                                                        7-31-06
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(299)
Unit value at beginning of period                          -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------  ----------- ----------- ---------- ----------- ------------

                                     P5N-69

------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------


                                                    2006        2005        2004         2003        2002        2001
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST THIRD AVENUE VALUE (244)
Unit value at beginning of period                    $16.47      $14.24       $11.47       $8.30           -            -
Unit value at end of period                          $18.81      $16.47       $14.24      $11.47       $8.30
Number of units outstanding at end of period        794,887     642,056      468,791     303.659     139,400
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
TOUCHSTONE VST VALUE PLUS (290)
Unit value at beginning of period                    $10.93      $10.86        $9.97       $7.80           -            -
Unit value at end of period                          $12.90      $10.93       $10.86       $9.97       $7.80
Number of units outstanding at end of period        120,762     101,779       86,463      67,022           -
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
VAN KAMPEN LIT COMSTOCK, CLASS II (208)
Unit value at beginning of period                    $14.66      $14.29       $12.35      $10.00           -            -
Unit value at end of period                          $16.77      $14.66       $14.29      $12.35
Number of units outstanding at end of period         80,580      71,161       42,292      15,850
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (209)
Unit value at beginning of period                    $13.36      $12.59       $11.96      $10.00                        -
Unit value at end of period                          $13.51      $13.36       $12.59      $11.96
Number of units outstanding at end of period         32,530      31,542       28,416          65
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
(1289)
Unit value at beginning of period                         -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (210)
Unit value at beginning of period                    $22.97      $17.42       $14.37      $10.00           -            -
Unit value at end of period                          $31.05      $22.97       $17.42      $14.37
Number of units outstanding at end of period         53,782      32,050       17,386       5,232
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------
VAN KAMPEN U.S. REAL ESTATE, CLASS II (1299)
Unit value at beginning of period                         -           -            -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ----------- ------------ ----------- ----------- ------------

------------------------------------------------  ----------- ----------- ---------- ----------- ------------
                                                                                                  INCEPTION
                                                                                                  DATE AND
                                                     2000        1999       1998        1997        VALUE
------------------------------------------------  ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST THIRD AVENUE VALUE (244)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
TOUCHSTONE VST VALUE PLUS (290)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
VAN KAMPEN LIT COMSTOCK, CLASS II (208)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (209)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
(1289)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period                                                                         4-28-07
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (210)
Unit value at beginning of period                           -           -          -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------
VAN KAMPEN U.S. REAL ESTATE, CLASS II (1299)
Unit value at beginning of period                           -           -                      -    $10.00
Unit value at end of period                                                                         4-28-07
Number of units outstanding at end of period
------------------------------------------------ - ----------- ----------- ---------- ----------- ------------

(1) Only available in certain contracts.

                                     P5N-70

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF NATIONAL INTEGRITY (PINNACLE I, II & III)

For the Variable Account Options we currently offer, the table below shows the following date for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35% issued prior to approximately January 2, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
DWS SMALL CAP INDEX VIP, CLASS A (452)
Unit value at beginning of period                  $14.55       $14.14       $12.17       $8.43           -           -
Unit value at end of period                        $16.86       $14.55       $14.14      $12.17       $8.43
Number of units outstanding at end of period      169,331      202,463      285,314     343,745     588,015
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP ASSET MANAGE, SERVICE CLASS 2
(402)
Unit value at beginning of period                  $10.62       $10.37            -           -           -           -
Unit value at end of period                        $11.22       $10.62       $10.37
Number of units outstanding at end of period        8,284        5,960            -
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY BALANCED, SERVICE CLASS 2 (403)
Unit value at beginning of period                  $10.93       $10.50            -           -           -           -
Unit value at end of period                        $12.03       $10.93       $10.50
Number of units outstanding at end of period       31,556       22,490       11,528
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP CONTRAFUND, INITIAL CLASS (442)
Unit value at beginning of period                  $18.49       $16.03       $14.07      $11.10      $12.42      $14.34
Unit value at end of period                        $20.38       $18.49       $16.03      $14.07      $11.10      $12.42
Number of units outstanding at end of period      630,129      725,674      816,853     811,115     959,586     838,581
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (045)
Unit value at beginning of period
Unit value at end of period                        -            -            -           -           -           -
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (404)
Unit value at beginning of period                  $12.69       $10.66            -           -           -           -
Unit value at end of period                        $14.25       $12.69       $10.66
Number of units outstanding at end of period       12,715        2,773            -
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP EQUITY-INCOME, INITIAL CLASS
(444)
Unit value at beginning of period                  $14.61       $13.99       $12.72       $9.89      $12.07      $12.88
Unit value at end of period                        $17.33       $14.61       $13.99      $12.72       $9.89      $12.07
Number of units outstanding at end of period      336,522      388,234      500,012     599,506     594,500     638,843
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
DWS SMALL CAP INDEX VIP, CLASS A (452)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP ASSET MANAGE, SERVICE CLASS 2
(402)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY BALANCED, SERVICE CLASS 2 (403)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP CONTRAFUND, INITIAL CLASS (442)
Unit value at beginning of period                   $15.57      $12.70       $9.91            -    $10.00
Unit value at end of period                         $14.34      $15.57      $12.70        $9.91
Number of units outstanding at end of period     1,177,464   1,083,512     636,505       65,551
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (045)
Unit value at beginning of period                        -                                   -     $10.00
Unit value at end of period                                     -           -
Number of units outstanding at end of period                                                       4-30-07
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (404)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP EQUITY-INCOME, INITIAL CLASS
(444)
Unit value at beginning of period                   $12.04      $11.48      $10.42            -    $10.00
Unit value at end of period                         $12.88      $12.04      $11.48       $10.42
Number of units outstanding at end of period       573,263     859,369     619,502       63,398
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                     P5N-71

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(023)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(024)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(025)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(026)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(027)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP GROWTH, SERVICE CLASS 2 (049)
Unit value at beginning of period
Unit value at end of period                        -            -            -           -           -           -
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(445)
Unit value at beginning of period                  $13.52       $12.73       $12.20       $9.99      $12.15      $13.49
Unit value at end of period                        $15.10       $13.52       $12.73      $12.20       $9.99      $12.15
Number of units outstanding at end of period      254,351      314,666      422,855     479,098     490,306     682,948
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(023)                                                   -                                   -     $10.00
Unit value at beginning of period                              -           -
Unit value at end of period                                                                       4-30-07
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(024)                                                   -                                   -     $10.00
Unit value at beginning of period                              -           -
Unit value at end of period                                                                       4-30-07
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(025)                                                   -                                   -     $10.00
Unit value at beginning of period                              -           -
Unit value at end of period                                                                       4-30-07
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(026)                                                   -                                   -     $10.00
Unit value at beginning of period                              -           -
Unit value at end of period                                                                       4-30-07
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(027)                                                   -                                   -     $10.00
Unit value at beginning of period                              -           -
Unit value at end of period                                                                       4-30-07
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP GROWTH, SERVICE CLASS 2 (049)
Unit value at beginning of period                       -                                   -
Unit value at end of period                                    -           -                      $10.00
Number of units outstanding at end of period                                                      4-30-07
--------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(445)
Unit value at beginning of period                  $14.19      $13.18      $10.31            -    $10.00
Unit value at end of period                        $13.49      $14.19      $13.18       $10.31
Number of units outstanding at end of period      645,860     671,165     413,064       19,862
--------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                     P5N-72

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (443)
Unit value at beginning of period                  $10.44        $9.72        $9.19       $7.17       $9.30      $11.02
Unit value at end of period                        $10.86       $10.44        $9.72       $9.19       $7.17       $9.30
Number of units outstanding at end of period      151,582      200,544      240,469     329,860     295,651     382,018
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP HIGH INCOME, SERVICE
CLASS 2 (405)
Unit value at beginning of period                  $10.85       $10.75            -           -           -           -
Unit value at end of period                        $11.88       $10.85       $10.75
Number of units outstanding at end of period       12,523       11,633        4,432
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP INDEX 500, SERVICE CLASS 2
(029)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY  VIP INVESTMENT GRADE BOND,
SERVICE CLASS 2 (406)
Unit value at beginning of period                  $10.38       $10.33            -           -           -           -
Unit value at end of period                        $10.67       $10.38       $10.33
Number of units outstanding at end of period       10,109       12,363        2,942
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (047)
Unit value at beginning of period
Unit value at end of period                        -            -            -           -           -           -
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (407)
Unit value at beginning of period                  $12.97       $11.07            -           -           -           -
Unit value at end of period                        $15.07       $12.97       $11.07
Number of units outstanding at end of period       28,638       15,333        4,999
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (044)
Unit value at beginning of period                  -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT FRANKLIN INCOME SECURITIES, CLASS 1
(433)
Unit value at beginning of period                  $14.32       $14.25       $12.66           -           -           -
Unit value at end of period                        $16.74       $14.32       $14.25      $12.66
Number of units outstanding at end of period    1,072,088    1,288,230    1,478,736   1,632,740
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (443)
Unit value at beginning of period                   $13.47      $13.09      $10.65            -
Unit value at end of period                         $11.02      $13.47      $13.09       $10.65    $10.00
Number of units outstanding at end of period       465,592     483,369     354,838       73,667
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP HIGH INCOME, SERVICE
CLASS 2 (405)                                                                                      $10.00
Unit value at beginning of period                        -           -           -            -
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP INDEX 500, SERVICE CLASS 2
(029)
Unit value at beginning of period                               -           -                 -     $10.00
Unit value at end of period
Number of units outstanding at end of period                                                       4-27-07
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY  VIP INVESTMENT GRADE BOND,
SERVICE CLASS 2 (406)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (047)
Unit value at beginning of period                        -
Unit value at end of period                                     -           -                -     $10.00
Number of units outstanding at end of period                                                       4-27-07
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (407)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (044)                                            -
Unit value at beginning of period                               -           -                -     $10.00
Unit value at end of period                                                                        4-27-07
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT FRANKLIN INCOME SECURITIES, CLASS 1
(433)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                     P5N-73

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT FRANKLIN LARGE CAP GROWTH
SECURITIES, CLASS 2  (435)
Unit value at beginning of period                  $12.70       $12.74       $11.96           -           -           -
Unit value at end of period                        $13.89       $12.70       $12.74      $11.96
Number of units outstanding at end of period       35,759       38,169       34,134      12,440
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (028)
Unit value at beginning of period                    -            -            -           -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT MUTUAL SHARES SECURITIES - CLASS 2
(436)
Unit value at beginning of period                  $14.73       $13.51       $12.16           -           -           -
Unit value at end of period                        $17.21       $14.73       $13.51      $12.16
Number of units outstanding at end of period      102,288      105,416      103,856     107,617
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (439)
Unit value at beginning of period                  $16.12       $14.83       $12.68           -           -           -
Unit value at end of period                        $19.31       $16.12       $14.83      $12.68
Number of units outstanding at end of period       94,881      159,133       64,313      10,409
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(437)
Unit value at beginning of period                  $15.38       $14.32       $12.51           -           -           -
Unit value at end of period                        $18.49       $15.38       $14.32      $12.51
Number of units outstanding at end of period       94,133       70,446       48,541      30,995
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST BALANCED (476)
Unit value at beginning of period                  $12.61       $11.99       $11.08       $9.24           -           -
Unit value at end of period                        $13.79       $12.61       $11.99      $11.08       $9.24
Number of units outstanding at end of period       83,305      104,246      119,891      30,644      45,394
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST BARON SMALL CAP (431)
Unit value at beginning of period                  $26.83       $25.56       $20.03      $15.22      $17.95      $17.08
Unit value at end of period                        $31.31       $26.83       $25.26      $20.03      $15.22      $17.95
Number of units outstanding at end of period      119,863      147,977      178,603     201,994    $184,603     228,522
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST CORE BOND (466)
Unit value at beginning of period                  $10.93       $10.90       $10.70      $10.48           -           -
Unit value at end of period                        $11.22       $10.93       $10.90      $10.70      $10.48
Number of units outstanding at end of period       80,384       87,759       80,903     209,363      71,782
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT FRANKLIN LARGE CAP GROWTH
SECURITIES, CLASS 2  (435)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (028)
Unit value at beginning of period                                 -           -               -     $10.00
Unit value at end of period
Number of units outstanding at end of period                                                       4-30-07
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT MUTUAL SHARES SECURITIES - CLASS 2
(436)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (439)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(437)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST BALANCED (476)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST BARON SMALL CAP (431)
Unit value at beginning of period                   $17.09      $17.78      $18.14       $14.69    $10.00
Unit value at end of period                         $17.08      $17.08      $17.78       $18.14
Number of units outstanding at end of period       114,758     101,894     172,489      164,970
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST CORE BOND (466)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                     P5N-74

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(450)
Unit value at beginning of period                  $19.05       $19.29       $17.02      $13.04      $19.02      $26.75
Unit value at end of period                        $21.95       $19.05       $19.29      $17.02      $13.04      $19.02
Number of units outstanding at end of period      107,789      163,337      224,660     241,602     269,353     367,666
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST GROWTH & INCOME (475)
Unit value at beginning of period                  $11.81       $11.76       $10.82       $8.26           -           -
Unit value at end of period                        $13.25       $11.81       $11.76      $10.82       $8.26
Number of units outstanding at end of period       22,201       27,613       81,368      50,481       2,377
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST HIGH YIELD (463)
Unit value at beginning of period                  $13.12       $12.88       $11.92       $9.75           -           -
Unit value at end of period                        $13.97       $13.12       $12.88      $11.92       $9.75
Number of units outstanding at end of period      185,390      235,884      312,242     514,000     479,847
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (465)
Unit value at beginning of period                  $10.56       $11.04       $10.64       $8.18           -           -
Unit value at end of period                        $13.18       $10.56       $11.04      $10.64       $8.18
Number of units outstanding at end of period        3,048        4,490       27,392       1,389         290
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST MID CAP GROWTH (462)
Unit value at beginning of period                  $14.02       $12.32       $11.15       $7.37           -           -
Unit value at end of period                        $16.07       $14.02       $12.32      $11.15       $7.67
Number of units outstanding at end of period       24,589       26,567       19,032      12,900         806
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(469)
Unit value at beginning of period                  $10.14        $9.97        $9.97      $10.00           -           -
Unit value at end of period                        $10.50       $10.14        $9.97       $9.97      $10.00
Number of units outstanding at end of period      788,636    1,025,705      676,598   1,603,724     207,705
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST THIRD AVENUE VALUE (420)
Unit value at beginning of period                  $48.38       $41.77       $33.63      $24.31      $29.87      $26.27
Unit value at end of period                        $55.31       $48.38       $41.77      $33.63      $24.31      $29.87
Number of units outstanding at end of period      251,982      285,033      282,451     319,502     322,772     354,004
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST VALUE PLUS (464)
Unit value at beginning of period                  $10.97       $10.89        $9.98       $7.80           -           -
Unit value at end of period                        $12.96       $10.97       $10.89       $9.98       $7.80
Number of units outstanding at end of period      117,776      140,327      155,053     186,107          45
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(450)
Unit value at beginning of period                   $34.97      $26.16      $19.55       $14.71    $10.00
Unit value at end of period                         $26.75      $34.97      $26.16       $19.55
Number of units outstanding at end of period       412,117     322,755     382,400      404.243
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST GROWTH & INCOME (475)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST HIGH YIELD (463)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (465)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST MID CAP GROWTH (462)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(469)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST THIRD AVENUE VALUE (420)
Unit value at beginning of period                   $23.95      $27.64      $23.67       $18.39    $10.00
Unit value at end of period                         $26.27      $23.95      $27.64       $23.67
Number of units outstanding at end of period       210,325     261,851     356,913      288,596
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST VALUE PLUS (464)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                     P5N-75

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, INITIAL
CLASS (498)
Unit value at beginning of period                  $10.60       $10.27            -           -           -           -
Unit value at end of period                        $11.87       $10.60       $10.27
Number of units outstanding at end of period       67,537       61,457            -
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST CONSERVATIVE ETF INITIAL
CLASS,  (400)
Unit value at beginning of period                  $10.36       $10.16            -           -           -           -
Unit value at end of period                        $11.05       $10.36       $10.16
Number of units outstanding at end of period       20,241       19,953            -
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(499)
Unit value at beginning of period                  $10.98       $10.50            -           -           -           -
Unit value at end of period                        $12.50       $10.98       $10.50
Number of units outstanding at end of period      338,118      308,095            -
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(497)
Unit value at beginning of period                  $10.51       $10.25            -           -           -           -
Unit value at end of period                        $11.51       $10.51       $10.25
Number of units outstanding at end of period       59,683       66,661        3,506
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
VAN KAMPEN LIT COMSTOCK - CLASS II (429)
Unit value at beginning of period                  $14.70       $14.32       $12.36           -           -           -
Unit value at end of period                        $16.83       $14.70       $14.32      $12.36
Number of units outstanding at end of period       26,856       37,750       29,227      15,305
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(459)
Unit value at beginning of period                  $13.40       $12.61       $11.98           -           -           -
Unit value at end of period                        $13.56       $13.40       $12.61      $11.98
Number of units outstanding at end of period        5,944        5,536        5,256       3,098
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS
I (449)
Unit value at beginning of period                  $19.15       $17.29       $15.92      $12.62      $11.72      $10.79
Unit value at end of period                        $20.93       $19.15       $17.29      $15.92      $12.62      $11.72
Number of units outstanding at end of period       39,913       47,256       54,410      66,838      77,923      48,775
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY.
CLASS II (494)                                                                                -           -           -
Unit value at beginning of period                  $23.04       $17.46       $14.39      $14.39
Unit value at end of period                        $31.18       $23.04       $17.46      39,905
Number of units outstanding at end of period       57,503       59,837       51,580
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST AGGRESSIVE ETF, INITIAL
CLASS (498)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST CONSERVATIVE ETF INITIAL
CLASS,  (400)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(499)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(497)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
VAN KAMPEN LIT COMSTOCK - CLASS II (429)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(459)
Unit value at beginning of period                        -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS
I (449)
Unit value at beginning of period                    $9.82       $7.69      $10.88            -    $10.00
Unit value at end of period                         $10.79       $9.82       $7.69       $10.88
Number of units outstanding at end of period        72,869      43,093      55,295       92,322
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY.
CLASS II (494)                                           -           -           -            -    $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                     P5N-76

--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
                                                 2006         2005         2004         2003        2002        2001
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I
(458)
Unit value at beginning of period                  $25.29       $21.90       $16.27      $12.00      $12.26      $11.31
Unit value at end of period                        $34.44       $25.29       $21.90      $16.27      $12.00      $12.26
Number of units outstanding at end of period       82,218      120,343      153,612     159,787     255,494     103,226
--------------------------------------------- ------------ ------------ ------------ ----------- ----------- -----------

---------------------------------------------  ------------ ----------- ----------- ------------ ------------
                                                  2000         1999        1998        1997       INCEPTION
---------------------------------------------  ------------ ----------- ----------- ------------ ------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I
(458)
Unit value at beginning of period                    $8.87       $9.13      $10.38            -    $10.00
Unit value at end of period                         $11.31       $8.87       $9.13       $10.38
Number of units outstanding at end of period        90,292      88,783      89,471        8,831
---------------------------------------------  ------------ ----------- ----------- ------------ ------------

                                      P5N-77

                                   APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

     o    Contribution to a GRO - $50,000

     o    Guarantee Period - 7 Years

     o    Withdrawal - at the end of year three of the 7 year Guarantee Period

     o    No prior partial withdrawals or transfers

     o    Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period. After three years, the GRO value is $57,881.25.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months. If we don't declare a current rate for the exact time remaining, we'll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

         -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

         -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

         $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

                                      P5N-78

         $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

         $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

         $5,788.13 = $57,881.25 X .10

         Free Amount = $5,788.13


The non-free amount which is subject to the 5% withdrawal charge would be:


         $14,211.88 = $20,000.00 - $5,788.13


The Market Value Adjustment, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be


         ($783.91)  =  - 0.0551589 X $14,211.88

The withdrawal charge would be:


$789.25 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA)) / (1
- 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.88 + $783.91)


Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

         $21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:

         $36,308.09 = $57,881.25 - $21,573.16

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                                      P5N-79

         0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

         $1,683.71 = 0.0290890 X $57,881.25

The Market Adjusted Value would be:

         $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

         $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

         $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

         Free Amount =    $5,788.13


         Non-Free Amount subject to the 5% withdrawal charge =    $14,211.88

The Market Value Adjustment which is only applicable to the non-free amount would be:


         $413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:


         $726.24 = [($14,211.88 (the non-free amount) - $413.41 (the positive
MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.88 - $413.41)


Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

         $20,312.83 = $20,000.00 - $413.41 + $726.24

The ending Account Value would be:

         $37,568.42 = $57,881.25 - $20,312.83

                                      P5N-780

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value. Account values less than $50,000 will be subject to a $30 annual charge.

THE MVA CALCULATIONS WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.

                                      P5N-81

                                   APPENDIX C

              ILLUSTRATION OF GUARANTEED LIFETIME INCOME ADVANTAGE


The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

EXAMPLE #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

ASSUMPTIONS:

o Primary Annuitant's age on date GLIA Rider is purchased = 55; Spousal Annuitant's age on date GLIA Rider is purchased = 52

o Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

o Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

o    Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

o No withdrawals were taken that would result in withdrawal charges under the contract.

o    The Contract is not a tax qualified contract.

o    The Rider remains in effect during the period covered in this example.

------------- ------------- ----------- ------------ ------------ -------------- ----------------
                Primary     Spousal
  Contract    Annuitant's   Annuitant's  Contribu-       LPA         Annual         Adjusted
    Year       Age on the   Age on         tions                   Withdrawal     Nonguaranteed
                  APD        the APD                                               Withdrawal
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     1             55           52       $100,000        N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     2             56           53                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     3             57           54                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     4             58           55                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     5             59           56                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     6             60           57                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     7             61           58                       N/A           $0              $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     8             62           59                       N/A         $5,000        $5,956 (E)
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     9             63           60                    $5,807(F)      $5,807            $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------

-------------  ------------------ -------------- --------------- ---------------- ---------------

  Contract       Hypothetical         Bonus        Bonus Base     Step-Up Base     Payment Base
    Year         Account Value                                                    at the end of
                  on APD (A)                                                       the APD (B)
-------------  ------------------ -------------- --------------- ---------------- ---------------
     1             $105,000        $5,000 (C)       $105,000        $105,000         $105,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     2             $110,250        $5,000 (C)       $110,000      $110,250 (D)       $110,250
-------------  ------------------ -------------- --------------- ---------------- ---------------
     3             $114,660        $5,000 (C)       $115,000      $114,660 (D)       $115,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     4             $118,100        $5,000 (C)       $120,000      $118,100 (D)       $120,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     5             $115,738        $5,000 (C)       $125,000      $118,100 (D)       $125,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     6             $115,738        $5,000 (C)       $130,000        $118,100         $130,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     7             $111,108        $5,000 (C)       $135,000        $118,100         $135,000
-------------  ------------------ -------------- --------------- ---------------- ---------------
     8             $108,330            $0         $129,044 (E)    $112,144 (E)       $129,044
-------------  ------------------ -------------- --------------- ---------------- ---------------
     9             $102,523            $0           $129,044        $112,144         $129,044
-------------  ------------------ -------------- --------------- ---------------- ---------------

                                      P5N-82

------------- ------------- ----------- ------------ ------------ -------------- ----------------
                Primary     Spousal
  Contract    Annuitant's   Annuitant's  Contribu-       LPA         Annual         Adjusted
    Year       Age on the   Age on         tions                   Withdrawal     Nonguaranteed
                  APD        the APD                                               Withdrawal
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     10            64           61        $10,000    $6,257 (G)      $6,257            $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     11            65           62                      $6,257       $6,257            $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     12            66           63                      $6,257       $6,257            $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     13            67           64                      $6,257       $6,257            $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     14            68           65                      $6,257     $7,033 (H)      $1,371 (H)
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     15            69           66                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     16            70           67                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     17            71           68                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     18            72           69                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     19            73           70                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     20            74           71                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     21            75           72                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     22            76           73                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     23            77           74                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     24            78           75                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     25            79           76                     $6,195         $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     26            80           77                    $6,195 (I)      $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     27            81           78                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     28            82           79                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     29            83           80                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     30            84           81                      $6,195        $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------
     31+           85           82                       $6,195       $6,195           $0
------------- ------------- ----------- ------------ ------------ -------------- ----------------

-------------  ------------------ -------------- --------------- ---------------- ---------------

  Contract       Hypothetical         Bonus        Bonus Base     Step-Up Base     Payment Base
    Year         Account Value                                                    at the end of
                  on APD (A)                                                       the APD (B)
-------------  ------------------ -------------- --------------- ---------------- ---------------
     10            $104,016            $0         $139,044 (G)    $122,144 (G)       $139,044
-------------  ------------------ -------------- --------------- ---------------- ---------------
     11             $98,799            $0           $139,044        $122,144         $139,044
-------------  ------------------ -------------- --------------- ---------------- ---------------
     12             $88,590            $0           $139,044        $122,144         $139,044
-------------  ------------------ -------------- --------------- ---------------- ---------------
     13             $84,105            $0           $139,044        $122,144         $139,044
-------------  ------------------ -------------- --------------- ---------------- ---------------
     14             $77,913            $0         $137,673 (H)    $120,773 (H)       $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     15             $72,497            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     16             $69,202            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     17             $63,698            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     18             $56,229            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     19             $47,222            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     20             $42,916            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     21             $36,292            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     22             $31,185            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     23             $25,925            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     24             $18,693            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     25             $11,563            $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     26             $5,021             $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     27               $0               $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     28               $0               $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     29               $0               $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     30               $0               $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------
     31+              $0               $0           $137,673        $120,773         $137,673
-------------  ------------------ -------------- --------------- ---------------- ---------------


(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 7 years.

                                      P5N-83

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.

(D) In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000). After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250. In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60. Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

     o $135,000 Bonus Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

     o $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

     o $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

     o $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

                                      P5N-84

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

     o    4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)

(H) In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $776 (Nonguaranteed Withdrawal amount) x 1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted
          Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

     o $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

     o $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

     The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I) In Contract Year 26, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

                                      P5N-85

   EXAMPLE #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the rider is the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

ASSUMPTIONS:

     o    Annuitant's age on date GLIA Rider is purchased = 55

     o    Initial contribution = $100,000; no additional contributions

     o    Withdrawals equal to LPA in Contract Years 6-7, 9-13

     o    Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000

     o    Full Account Value withdrawn in Contract Year 14

     o No withdrawals were taken that would result in withdrawal charges under the contract.

     o    The Contract is not a tax qualified contract.

     o    The Rider remains in effect during the period covered in this example.

------------- --------------- --------------- ------------ --------------- ----------------- -------------------
  Contract     Annuitant's    Contributions       LPA          Annual          Adjusted         Hypothetical
    Year        Age on APD                                   Withdrawal     Nonguaranteed     Account Value on
                                                                              Withdrawal          APD (A)
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     1              55           $100,000         N/A            $0               $0              $99,000
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     2              56                            N/A            $0               $0              $98,010
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     3              57                            N/A            $0               $0              $95,070
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     4              58                            N/A            $0               $0              $92,218
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     5              59                            N/A            $0               $0              $91,295
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     6              60                        $5,625 (E)     $5,625(E)            $0              $86,583
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     7              61                          $5,625         $5,625             $0              $81,824
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     8              62                          $5,625      $25,000 (F)        $31,446            $57,642
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     9              63                          $4,210         $4,210             $0              $52,856
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     10             64                          $4,210         $4,210             $0              $48,118
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     11             65                          $4,210         $4,210             $0              $41,502
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     12             66                          $4,210         $4,210             $0              $37,707
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     13             67                          $4,210         $4,210             $0              $33,497
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     14             68                          $4,210      $33,497 (G)          N/A                 $0
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     15             69                            $0             $0               $0                 $0
------------- --------------- --------------- ------------ --------------- ----------------- -------------------

-------------  ------------- -------------- --------------- ------------------
  Contract        Bonus       Bonus Base     Step-Up Base    Payment Base at
    Year                                                     the end of the
                                                                 APD (B)
-------------  ------------- -------------- --------------- ------------------
     1          $5,000 (C)     $105,000      $100,000 (D)       $105,000
-------------  ------------- -------------- --------------- ------------------
     2          $5,000 (C)     $110,000      $100,000 (D)       $110,000
-------------  ------------- -------------- --------------- ------------------
     3          $5,000(C)      $115,000      $100,000 (D)       $116,823
-------------  ------------- -------------- --------------- ------------------
     4          $5,000(C)      $120,000      $100,000 (D)       $121,496
-------------  ------------- -------------- --------------- ------------------
     5          $5,000 (C)     $125,000      $100,000 (D)       $125,000
-------------  ------------- -------------- --------------- ------------------
     6              $0         $125,000      $100,000 (D)       $125,000
-------------  ------------- -------------- --------------- ------------------
     7              $0         $125,000      $100,000 (D)       $125,000
-------------  ------------- -------------- --------------- ------------------
     8              $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     9              $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     10             $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     11             $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     12             $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     13             $0          $93,554        $68,554           $93,554
-------------  ------------- -------------- --------------- ------------------
     14             $0            $0              $0               $0
-------------  ------------- -------------- --------------- ------------------
     15             $0            $0              $0               $0
-------------  ------------- -------------- --------------- ------------------

                                      P5N-86

(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

     o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,00.

(D) In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $19,375 (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

     o $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal

     o $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.
                                      P5N-87

                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 14, 2008


                                       FOR

                                   PINNACLE V

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II


                                TABLE OF CONTENTS

                                                                                                               Page

Part 1 - National Integrity and Custodian.........................................................................2
Part 2 - Distribution of the Contracts............................................................................2
Part 3 - Performance Information..................................................................................2
Part 4 - Determination of Accumulation Unit Values................................................................7
Part 5 - Distributions Under Tax-Favored Retirement Programs......................................................7
Part 6 - Financial Statements.....................................................................................7


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated February 14, 2008. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (National Integrity), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (WSLIC), a life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch, or other recognized rating services. National Integrity is currently rated "A++" (Superior) by A.M. Best Company, "AA+" (Very Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AA+" (Very Strong) by Fitch. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since Separate Account II isn't a separate entity from us, and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, a wholly owned subsidiary of WSLIC, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

In addition to the commissions and other incentives described in the prospectus, we also offer a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called "Dynasty Trail." Producers who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission.

Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $28,232,921 in 2006, $25,314,492 in 2005 and $23,657,936 in 2004. Touchstone Securities didn't retain distribution allowances during these years.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long-term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An average annual total return shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields - Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = {(Base Period Return) + 1)365/7} - 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

Individualized Computer Generated Illustrations

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA fund can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

The financial statements of Separate Account II as of December 31, 2006, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the contracts. You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000. You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

                                     PART A

The PINNACLE V prospectus dated May 1, 2007 is incorporated into Part A of this Post-Effective Amendment No. 23 to the Registration Statement number 033-51126, by reference to the Registrant's Post-Effective Amendment No. 22 filed on April 20, 2007 in the same Registration Statement.

The following amendment dated February 14, 2008 to the Prospectus dated May 1, 2007 is included in Part A of this Post-Effective Amendment No. 23 to the Registration Statement number 033-51126.

      Amendment dated February 14, 2008 to Prospectus dated May 1, 2007 for
                  PINNACLE V Flexible Premium Variable Annuity
               Issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                         through its Separate Account II


This is an amendment to the prospectus identified above, which describes a change in the variable annuity contract currently being issued by National Integrity Life Insurance Company. Please retain this amendment to the prospectus for future reference.

Effective February 25, 2008, the following NEW VARIABLE ACCOUNT OPTIONS will be added and available in the PINNACLE V offered via the May 1, 2007 prospectus and in the PINNACLE IV, as described in the Prior Contracts section of the May 1, 2007 PINNACLE V prospectus:


-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT All Asset Portfolio, Advisor Class                               PIMCO VIT Total Return Portfolio, Advisor Class
-------------------------------------------------------------------------- --------------------------------------------------------
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class            Rydex VT Absolute Return Strategies Fund
-------------------------------------------------------------------------- --------------------------------------------------------
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT Low Duration Portfolio, Advisor Class                            Rydex VT Hedged Equity Fund
-------------------------------------------------------------------------- --------------------------------------------------------
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT Real Return Portfolio, Advisor Class                             Rydex VT Sector Rotation Fund

-------------------------------------------------------------------------- --------------------------------------------------------

Effective February 25, 2008, PART 1 - FEES AND EXPENSE TABLES AND SUMMARY, in the section titled "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES," your prospectus is amended as follows:

The following table shows the total operating expenses charged by the additional Portfolios that you will pay periodically during the time you own the contract. More detail concerning each additional Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each additional Portfolio:


------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
                                                                                        12B-1                ACQUIRED
PORTFOLIO                                                                  MANAGE-     FEE OR      OTHER     FUND FEES       TOTAL
                                                                             MENT     SERVICE    EXPENSES       AND          ANNUAL
                                                                             FEES       FEES                  EXPENSES      EXPENSES
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
PIMCO VIT All Assets Portfolio, Advisor Class                              0.175%      0.25%      0.25%       0.61%         1.285%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class(14)        0.49%       0.25%      0.25%       0.03%         1.02%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
PIMCO VIT Low Duration Portfolio, Advisor Class                            0.25%       0.25%      0.25%        N/A          0.75%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
PIMCO VIT Real Return Portfolio, Advisor Class                             0.25%       0.25%      0.25%        N/A          0.75%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
PIMCO VIT Total Return Portfolio, Advisor Class                            0.25%       0.25%      0.27%        N/A          0.77%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
Rydex VT Absolute Return Strategies Fund                                   1.15%       0.00%      0.55%        N/A          1.70%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
Rydex VT Hedged Equity Fund                                                1.15%       0.00%      0.78%        N/A          1.93%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------
Rydex VT Sector Rotation Fund                                              0.90%       0.00%      0.74%        N/A          1.64%
------------------------------------------------------------------------ ----------- ---------- ---------- ------------- -----------

(14) PIMCO has contractually agreed to waive the advisory fee and administration fee it receives from the Portfolio in an amount equal to a 0.49% advisory fee and a 0.20% administration fee paid to PIMCO by a subsidiary. This waiver cannot be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

PART 3 - YOUR INVESTMENT OPTIONS, in the section titled "THE VARIABLE ACCOUNT OPTIONS," your prospectus is amended by the addition of the following:

PIMCO VARIABLE INSURANCE TRUST
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are risks of investing and no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ

PIMCO VIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio's asset allocation sub-advisor.

PIMCO VIT CommodityRealReturn Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

RYDEX VARIABLE TRUST
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.

                                     PART B

The PINNACLE V Statement of Additional Information dated May 1, 2007 is incorporated into Part B of this Post-Effective Amendment No. 23 to Registration Statement number 033-51126, by reference to the Registrant's Post-Effective Amendment No. 22 filed on April 20, 2007 in the same Registration Statement.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................8
Notes to Financial Statements.................................................14

             Report of Independent Registered Public Accounting Firm

The Contract Owners

      Separate Account II of National Integrity Life Insurance Company
And
The Board of Directors
      National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Statements of Assets and Liabilities, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 9, 2007

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2006


                                                                             Receivable from
                                                                             (Payable to) the
                                                                             general account
                                                               Investments     of National                      UNIT        UNITS
                      DIVISION                                  at value        Integrity       NET ASSETS     VALUE     OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                   $ 2,811,579   $             --   $ 2,811,579   $  11.85       237,328
  Touchstone Balanced (Pinnacle IV TM)                           2,189,275                  1     2,189,276      13.73       159,456
  Touchstone Baron Small Cap (Pinnacle IV TM)                    4,102,258                 --     4,102,258      18.18       225,620
  Touchstone Conservative ETF (Pinnacle IV TM)                   1,912,383                 --     1,912,383      11.03       173,448
  Touchstone Core Bond (Pinnacle IV TM)                          1,067,250                 --     1,067,250      11.17        95,536
  Touchstone Mid Cap Growth (Pinnacle IV TM)                     2,061,920                 (1)    2,061,919      15.99       128,934
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                 903,343                 --       903,343      13.12        68,851
  Touchstone Enhanced ETF (Pinnacle IV TM)                       2,470,510                  1     2,470,511      12.47       198,056
  Touchstone Growth & Income (Pinnacle IV TM)                    1,169,599                 --     1,169,599      13.19        88,705
  Touchstone High Yield (Pinnacle IV TM)                         3,002,194                 --     3,002,194      13.90       215,914
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)         1,183,788                  1     1,183,789      12.07        98,109
  Touchstone Moderate ETF (Pinnacle IV TM)                       3,720,114                  1     3,720,115      11.48       323,942
  Touchstone Money Market (Pinnacle IV TM)                         172,990                 (3)      172,987      10.45        16,551
  Touchstone Third Avenue Value (Pinnacle IV TM)                14,954,651                  1    14,954,652      18.81       794,887
  Touchstone Value Plus (Pinnacle IV TM)                         1,557,898                 --     1,557,898      12.90       120,762
  Touchstone Aggressive ETF (Pinnacle TM)                          801,808                 --       801,808      11.87        67,537
  Touchstone Balanced (Pinnacle TM)                              1,149,151                 --     1,149,151      13.79        83,305
  Touchstone Baron Small Cap (Pinnacle TM)                       3,752,361                 (1)    3,752,360      31.31       119,863
  Touchstone Conservative ETF (Pinnacle TM)                        223,647                 --       223,647      11.05        20,241
  Touchstone Core Bond (Pinnacle TM)                               902,225                 --       902,225      11.22        80,384
  Touchstone Mid Cap Growth (Pinnacle TM)                          395,084                 (1)      395,083      16.07        24,589
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                     40,184                 --        40,184      13.18         3,048
  Touchstone Enhanced ETF (Pinnacle TM)                          4,226,631                  1     4,226,632      12.50       338,118
  Touchstone Growth & Income (Pinnacle TM)                         294,106                 (1)      294,105      13.25        22,201
  Touchstone High Yield (Pinnacle TM)                            2,589,977                 --     2,589,977      13.97       185,390
  Touchstone Eagle Capital Appreciation (Pinnacle TM)            2,365,751                  1     2,365,752      21.95       107,789
  Touchstone Moderate ETF (Pinnacle TM)                            686,855                  1       686,854      11.51        59,683
  Touchstone Money Market (Pinnacle TM)                          8,281,574                (30)    8,281,544      10.50       788,636
  Touchstone Third Avenue Value (Pinnacle TM)                   13,937,542                 --    13,937,542      55.31       251,982
  Touchstone Value Plus (Pinnacle TM)                            1,526,548                 (4)    1,526,544      12.96       117,776
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                3,921,733                 (1)    3,921,732      11.60       338,139
  JP Morgan International Equity (Pinnacle IV TM)                1,915,692                 (4)    1,915,688      17.37       110,268
  JP Morgan Mid Cap Value (Pinnacle IV TM)                       3,384,125                 --     3,384,125      17.37       194,827
  JP Morgan Bond (Pinnacle TM)                                   4,528,333                 --     4,528,333      14.31       316,489
  JP Morgan International Equities (Pinnacle TM)                 1,358,039                 (1)    1,358,038      15.20        89,339
  JP Morgan Mid Cap Value (Pinnacle TM)                            377,624                 --       377,624      14.28        26,446
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)               835,357                          835,356      20.93        39,913
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                  2,831,445                 (7)    2,831,438      34.44        82,218
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                       5,831,394                  5     5,831,399      17.33       336,522
  Fidelity VIP II Contrafund (Pinnacle TM)                      12,841,743                 (1)   12,841,742      20.38       630,129
  Fidelity VIP III Growth & Income (Pinnacle TM)                 3,839,804                  7     3,839,811      15.10       254,351
  Fidelity VIP III Growth Opportunities (Pinnacle TM)            1,646,086                 --     1,646,086      10.86       151,582
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)                       615,805                 --       615,805      10.90        56,510
  Touchstone Conservative ETF (Pinnacle IV TM)                   2,064,071                 --     2,064,071      10.58       195,071
  Touchstone Enhanced ETF (Pinnacle IV TM)                         648,014                 (1)      648,013      11.03        58,773
  Touchstone Moderate ETF (Pinnacle IV TM)                         637,026                 --       637,026      10.72        59,409
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)                 154,055                 --       154,055      10.87        14,173
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)                    106,756                 --       106,756      10.70         9,982
  Touchstone Money Market (Pinnacle IV TM)                      11,391,029                (45)   11,390,984      10.38     1,097,571
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                       575,157                 --       575,157      11.81        48,700
  MFS Emerging Growth (Pinnacle IV TM)                             528,111                 --       528,111      12.04        43,857
  MFS Investors Growth Stock (Pinnacle IV TM)                      236,614                 --       236,614      10.93        21,642
  MFS Mid Cap Growth (Pinnacle IV TM)                            2,468,504                 (1)    2,468,503      10.24       241,058
  MFS New Discovery (Pinnacle IV TM)                               153,277                 (1)      153,276      11.82        12,967
  MFS Total Return (Pinnacle IV TM)                              3,400,396                        3,400,396      13.22       257,234
  Fidelity VIP Growth (Pinnacle TM)                              2,021,644                 (3)    2,021,641       8.78       230,280
  Fidelity VIP III Mid Cap (Pinnacle TM)                        10,166,374                 --    10,166,374      32.30       314,709
  MFS Capital Opportunities (Pinnacle TM)                          719,079                 --       719,079       7.95        90,431
  MFS Emerging Growth (Pinnacle TM)                                440,423                          440,423       6.58        66,978
  MFS Investors Growth Stock (Pinnacle TM)                          80,011                  1        80,012      11.85         6,751


SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                             Receivable from
                                                                             (Payable to) the
                                                                             general account
                                                               Investments     of National                      UNIT        UNITS
                      DIVISION                                  at value        Integrity       NET ASSETS     VALUE     OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacle TM)                             $   549,924   $             --   $   549,924   $   7.18        76,594
  MFS New Discovery (Pinnacle TM)                                  648,419                 --       648,419      10.39        62,431
  MFS Total Return (Pinnacle TM)                                   159,465                 --       159,465      12.18        13,092
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                      296,116                  1       296,117      11.19        26,460
  Fidelity VIP Balanced (Pinnacle IV TM)                         1,346,135                 (1)    1,346,134      13.23       101,737
  Fidelity VIP Contrafund (Pinnacle IV TM)                      13,283,935                  2    13,283,937      16.59       800,690
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)       265,231                 --       265,231      15.24        17,404
  Fidelity VIP Equity-Income (Pinnacle IV TM)                    4,884,863                 (2)    4,884,861      14.75       331,226
  Fidelity VIP Growth (Pinnacle IV TM)                           1,597,960                  1     1,597,961      10.71       149,187
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  2,923,201                 --     2,923,201      12.99       225,057
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)               614,583                 --       614,583      12.15        50,576
  Fidelity VIP High Income (Pinnacle IV TM)                        776,291                 --       776,291      13.66        56,828
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)            1,786,528                 (1)    1,786,527      10.64       167,952
  Fidelity VIP Mid Cap (Pinnacle IV TM)                          5,205,798                 (1)    5,205,797      19.55       266,216
  Fidelity VIP Overseas (Pinnacle IV TM)                         1,325,003                 --     1,325,003      15.03        88,166
  Fidelity VIP Asset Manager (Pinnacle TM)                          92,961                 --        92,961      11.22         8,284
  Fidelity VIP Balanced (Pinnacle TM)                              379,464                 --       379,464      12.03        31,556
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)          181,171                 --       181,171      14.25        12,715
  Fidelity VIP High Income (Pinnacle TM)                           148,819                 --       148,819      11.88        12,523
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                 107,817                 --       107,817      10.67        10,109
  Fidelity VIP Overseas (Pinnacle TM)                              431,549                  1       431,550      15.07        28,638
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)            974,073                 --       974,073      17.10        56,979
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)               5,132,483                 --     5,132,483      27.80       184,600
  Franklin Growth and Income Securities (Pinnacle TM)            7,669,256                  1     7,669,257      15.40       497,929
  Franklin Income Securities (Pinnacle TM)                      17,942,964                 (4)   17,942,960      16.74     1,072,088
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                       89,325                 --        89,325      12.28         7,273
  Putnam VT Growth and Income (Pinnacle IV TM)                   1,140,546                 (3)    1,140,543      13.72        83,139
  Putnam VT International Equity (Pinnacle IV TM)                1,375,472                  1     1,375,473      17.50        78,583
  Putnam VT Small Cap Value (Pinnacle IV TM)                     2,049,535                 --     2,049,535      18.76       109,225
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)      524,716                 --       524,716      13.49        38,909
  Putnam VT Voyager (Pinnacle IV TM)                               166,640                  1       166,641      13.17        12,652
  Putnam VT Discovery Growth (Pinnacle TM)                          80,836                  4        80,840      13.15         6,147
  Putnam VT Growth and Income (Pinnacle TM)                        400,542                 (3)      400,539      13.90        28,815
  Putnam VT International Equity (Pinnacle TM)                   1,046,576                 (1)    1,046,575      15.95        65,620
  Putnam VT Small Cap Value (Pinnacle TM)                        2,855,347                 --     2,855,347      18.31       155,934
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)          93,429                 --        93,429      13.54         6,900
  Putnam VT Voyager (Pinnacle TM)                                   31,099                 --        31,099      13.22         2,352
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         2,637,817                  1     2,637,818      15.18       173,727
  Franklin Income Securities (Pinnacle IV TM)                    9,381,348                 (2)    9,381,346      16.51       568,302
  Franklin Large Cap Growth Securities (Pinnacle IV TM)          1,965,584                 --     1,965,584      13.84       142,067
  Franklin Mutual Shares Securities (Pinnacle IV TM)             5,869,619                 (1)    5,869,618      17.14       342,520
  Templeton Foreign Securities (Pinnacle IV TM)                  3,221,259                 --     3,221,259      19.23       167,482
  Templeton Growth Securities (Pinnacle IV TM)                   3,115,892                  1     3,115,893      18.41       169,224
  Van Kampen LIT Comstock (Pinnacle IV TM)                       1,351,039                  1     1,351,040      16.77        80,580
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                 439,401                 --       439,401      13.51        32,530
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)        1,669,986                 --     1,669,986      31.05        53,782
  Franklin Large Cap Growth Securities (Pinnacle TM)               496,746                 (1)      496,745      13.89        35,759
  Franklin Mutual Shares Securities (Pinnacle TM)                1,759,927                 (1)    1,759,926      17.21       102,288
  Templeton Foreign Securities (Pinnacle TM)                     1,832,259                  1     1,832,260      19.31        94,881
  Templeton Growth Securities (Pinnacle TM)                      1,740,239                  1     1,740,240      18.49        94,133
  Van Kampen LIT Comstock (Pinnacle TM)                            452,092                 --       452,092      16.83        26,856
  Van Kampen LIT Strategic Growth (Pinnacle TM)                     80,616                 --        80,616      13.56         5,944
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)           1,792,737                  1     1,792,738      31.18        57,503
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                        602,134                  1       602,135      13.13        45,875
  DWS Small Cap Index VIP (Pinnacle IV TM)                          78,447                  6        78,453      16.58         4,731
  DWS Equity 500 Index VIP (Pinnacle TM)                         7,719,205                  6     7,719,211      15.02       513,804
  DWS VIT Small Cap Index VIP (Pinnacle TM)                      2,854,958                  5     2,854,963      16.86       169,331
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                      6,387,929                 (1)    6,387,928      13.37       477,858
  DWS Small Cap Index VIP (Pinnacle IV TM)                         894,466                 (1)      894,465      15.01        59,573


SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                            Statements of Operations

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------


                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   39,112   $       36,679   $    2,433
  Touchstone Balanced (Pinnacle IV TM)                               38,744           29,862        8,882
  Touchstone Baron Small Cap (Pinnacle IV TM)                            --           49,283      (49,283)
  Touchstone Conservative ETF (Pinnacle IV TM)                       15,273           24,577       (9,304)
  Touchstone Core Bond (Pinnacle IV TM)                              45,564           15,062       30,502
  Touchstone Mid Cap Growth (Pinnacle IV TM)                             --           26,111      (26,111)
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                   20,073            9,311       10,762
  Touchstone Enhanced ETF (Pinnacle IV TM)                           16,662           32,008      (15,346)
  Touchstone Growth & Income (Pinnacle IV TM)                        26,854           14,843       12,011
  Touchstone High Yield (Pinnacle IV TM)                            216,273           38,715      177,558
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)              9,379           14,230       (4,851)
  Touchstone Moderate ETF (Pinnacle IV TM)                           35,902           48,128      (12,226)
  Touchstone Money Market (Pinnacle IV TM)                            8,258            2,489        5,769
  Touchstone Third Avenue Value (Pinnacle IV TM)                    150,051          188,661      (38,610)
  Touchstone Value Plus (Pinnacle IV TM)                             11,968           19,193       (7,225)
  Touchstone Aggressive ETF (Pinnacle TM)                            11,093            9,995        1,098
  Touchstone Balanced (Pinnacle TM)                                  20,337           16,515        3,822
  Touchstone Baron Small Cap (Pinnacle TM)                               --           52,689      (52,689)
  Touchstone Conservative ETF (Pinnacle TM)                           1,776            2,870       (1,094)
  Touchstone Core Bond (Pinnacle TM)                                 38,863           12,300       26,563
  Touchstone Mid Cap Growth (Pinnacle TM)                                --            6,138       (6,138)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                         893              672          221
  Touchstone Enhanced ETF (Pinnacle TM)                              28,384           53,548      (25,164)
  Touchstone Growth & Income (Pinnacle TM)                            6,772            3,935        2,837
  Touchstone High Yield (Pinnacle TM)                               187,541           38,010      149,531
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                18,693           35,656      (16,963)
  Touchstone Moderate ETF (Pinnacle TM)                               6,591            8,499       (1,908)
  Touchstone Money Market (Pinnacle TM)                             448,702          126,512      322,190
  Touchstone Third Avenue Value (Pinnacle TM)                       141,852          189,422      (47,570)
  Touchstone Value Plus (Pinnacle TM)                                11,726           20,103       (8,377)

                                                                 REALIZED AND UNREALIZED GAIN
                                                                     (LOSS) ON INVESTMENTS
                                                                 ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $    37,583   $          --
  Touchstone Balanced (Pinnacle IV TM)                                13,708         197,815
  Touchstone Baron Small Cap (Pinnacle IV TM)                        190,600         116,600
  Touchstone Conservative ETF (Pinnacle IV TM)                        15,613             221
  Touchstone Core Bond (Pinnacle IV TM)                               (2,339)             --
  Touchstone Mid Cap Growth (Pinnacle IV TM)                         (17,193)        110,746
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                    20,126              --
  Touchstone Enhanced ETF (Pinnacle IV TM)                            37,601              --
  Touchstone Growth & Income (Pinnacle IV TM)                         24,031         104,351
  Touchstone High Yield (Pinnacle IV TM)                              24,487              --
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)              56,867              --
  Touchstone Moderate ETF (Pinnacle IV TM)                            34,248             153
  Touchstone Money Market (Pinnacle IV TM)                                --              --
  Touchstone Third Avenue Value (Pinnacle IV TM)                     554,306         773,888
  Touchstone Value Plus (Pinnacle IV TM)                              46,003              --
  Touchstone Aggressive ETF (Pinnacle TM)                             27,221              --
  Touchstone Balanced (Pinnacle TM)                                   76,745         104,048
  Touchstone Baron Small Cap (Pinnacle TM)                           589,146         116,365
  Touchstone Conservative ETF (Pinnacle TM)                              675              25
  Touchstone Core Bond (Pinnacle TM)                                   1,012              --
  Touchstone Mid Cap Growth (Pinnacle TM)                            (17,519)         21,291
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                        3,576              --
  Touchstone Enhanced ETF (Pinnacle TM)                               52,127              --
  Touchstone Growth & Income (Pinnacle TM)                             2,857          26,549
  Touchstone High Yield (Pinnacle TM)                                 27,854              --
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                271,985              --
  Touchstone Moderate ETF (Pinnacle TM)                               12,704              27
  Touchstone Money Market (Pinnacle TM)                                   --              --
  Touchstone Third Avenue Value (Pinnacle TM)                      1,509,743         738,367
  Touchstone Value Plus (Pinnacle TM)                                157,107              --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                             Net
                                                                                                                Net        increase
                                                                                           Change in net     realized     (decrease)
                                                                                             unrealized         and         in net
                                                                                            appreciation    unrealized      assets
                                                                                           (depreciation)      gain       resulting
                                                                 Beginning      End of         during        (loss) on       from
                           Division                              of period      period       the period     investments   operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   60,714   $  300,026   $      239,312   $   276,895   $  279,328
  Touchstone Balanced (Pinnacle IV TM)                               74,492       37,033         (37,459)      174,064       182,946
  Touchstone Baron Small Cap (Pinnacle IV TM)                       559,526      815,235         255,709       562,909       513,626
  Touchstone Conservative ETF (Pinnacle IV TM)                       17,763      129,965         112,202       128,036       118,732
  Touchstone Core Bond (Pinnacle IV TM)                              (1,196)      (3,045)         (1,849)       (4,188)       26,314
  Touchstone Mid Cap Growth (Pinnacle IV TM)                       (164,855)       1,717         166,572       260,125       234,014
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                   (2,754)     108,879         111,633       131,759       142,521
  Touchstone Enhanced ETF (Pinnacle IV TM)                           47,684      253,627         205,943       243,544       228,198
  Touchstone Growth & Income (Pinnacle IV TM)                         6,103      (16,480)        (22,583)      105,799       117,810
  Touchstone High Yield (Pinnacle IV TM)                             38,931        2,599         (36,332)      (11,845)      165,713
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)             85,809      174,525          88,716       145,583       140,732
  Touchstone Moderate ETF (Pinnacle IV TM)                           64,553      340,703         276,150       310,551       298,325
  Touchstone Money Market (Pinnacle IV TM)                               --           --              --            --         5,769
  Touchstone Third Avenue Value (Pinnacle IV TM)                  2,784,475    3,192,429         407,954     1,736,148     1,697,538
  Touchstone Value Plus (Pinnacle IV TM)                            189,548      375,050         185,502       231,505       224,280
  Touchstone Aggressive ETF (Pinnacle TM)                            26,868       79,093          52,225        79,446        80,544
  Touchstone Balanced (Pinnacle TM)                                 (10,266)     (92,396)        (82,130)       98,663       102,485
  Touchstone Baron Small Cap (Pinnacle TM)                        1,421,508    1,377,467         (44,041)      661,470       608,781
  Touchstone Conservative ETF (Pinnacle TM)                           4,426       18,945          14,519        15,219        14,125
  Touchstone Core Bond (Pinnacle TM)                                  1,326       (2,850)         (4,176)       (3,164)       23,399
  Touchstone Mid Cap Growth (Pinnacle TM)                           (53,366)      12,807          66,173        69,945        63,807
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                        (730)       6,601           7,331        10,907        11,128
  Touchstone Enhanced ETF (Pinnacle TM)                             174,629      642,204         467,575       519,702       494,538
  Touchstone Growth & Income (Pinnacle TM)                            1,990        2,200             210        29,616        32,453
  Touchstone High Yield (Pinnacle TM)                                32,818       22,482         (10,336)       17,518       167,049
  Touchstone Eagle Capital Appreciation (Pinnacle TM)               671,874      785,832         113,958       385,943       368,980
  Touchstone Moderate ETF (Pinnacle TM)                              19,484       64,224          44,740        57,471        55,563
  Touchstone Money Market (Pinnacle TM)                                  --           --              --            --       322,190
  Touchstone Third Avenue Value (Pinnacle TM)                     4,261,959    3,850,553        (411,406)    1,836,704     1,789,134
  Touchstone Value Plus (Pinnacle TM)                               380,266      481,885         101,619       258,726       250,349


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006



                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------



                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
----------------------------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                $  147,745   $       53,019   $   94,726
  JP Morgan International Equity (Pinnacle IV TM)                    15,415           22,671       (7,256)
  JP Morgan Mid Cap Value (Pinnacle IV TM)                           58,793           47,045       11,748
  JP Morgan Bond (Pinnacle TM)                                      230,421           71,821      158,600
  JP Morgan International Equities (Pinnacle TM)                     16,044           18,850       (2,806)
  JP Morgan Mid Cap Value (Pinnacle TM)                              10,980            6,428        4,552
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                 83,128           11,455       71,673
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      38,529           40,395       (1,866)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                          258,476           74,800      183,676
  Fidelity VIP II Contrafund (Pinnacle TM)                          171,657          179,573       (7,916)
  Fidelity VIP III Growth & Income (Pinnacle TM)                     38,808           53,101      (14,293)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                14,222           24,217       (9,995)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (August 01)*             8,521            1,873        6,648
  Touchstone Conservative ETF (Pinnacle IV TM) (August 01)*          16,312            7,809        8,503
  Touchstone Enhanced ETF (Pinnacle IV TM) (August 01)*               4,192            2,261        1,931
  Touchstone Moderate ETF (Pinnacle IV TM) (August 01)*               5,953            2,198        3,755
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (December 04)*     1,697              145        1,552
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (December 07)*          891               99          792
  Touchstone Money Market (Pinnacle IV TM)                          445,481          138,860      306,621
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                            866            7,243       (6,377)
  MFS Emerging Growth (Pinnacle IV TM)                                   --            7,353       (7,353)
  MFS Investors Growth Stock (Pinnacle IV TM)                            --            2,846       (2,846)
  MFS Mid Cap Growth (Pinnacle IV TM)                                    --           32,721      (32,721)
  MFS New Discovery (Pinnacle IV TM)                                     --            2,349       (2,349)
  MFS Total Return (Pinnacle IV TM)                                  89,334           47,317       42,017
  Fidelity VIP Growth (Pinnacle TM)                                   6,621           29,627      (23,006)
  Fidelity VIP III Mid Cap (Pinnacle TM)                            149,037          144,423        4,614
  MFS Capital Opportunities (Pinnacle TM)                             1,373           10,492       (9,119)
  MFS Emerging Growth (Pinnacle TM)                                      --            8,323       (8,323)
  MFS Investors Growth Stock (Pinnacle TM)                               --            1,037       (1,037)
  MFS Mid Cap Growth (Pinnacle TM)                                       --           10,371      (10,371)
  MFS New Discovery (Pinnacle TM)                                        --            9,383       (9,383)
  MFS Total Return (Pinnacle TM)                                      6,658            2,509        4,149
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         6,279            3,945        2,334
  Fidelity VIP Balanced (Pinnacle IV TM)                             20,224           16,879        3,345
  Fidelity VIP Contrafund (Pinnacle IV TM)                          121,267          165,894      (44,627)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)            594            4,411       (3,817)
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       177,216           60,691      116,525
  Fidelity VIP Growth (Pinnacle IV TM)                                2,729           22,992      (20,263)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                      17,423           38,406      (20,983)

                                                                 REALIZED AND UNREALIZED GAIN
                                                                     (LOSS) ON INVESTMENTS
                                                                 ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on      Realized
                                                                  sales of        gain on
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                $   (35,864)  $          --
  JP Morgan International Equity (Pinnacle IV TM)                     69,177              --
  JP Morgan Mid Cap Value (Pinnacle IV TM)                           122,498          40,541
  JP Morgan Bond (Pinnacle TM)                                      (148,903)             --
  JP Morgan International Equities (Pinnacle TM)                     155,099              --
  JP Morgan Mid Cap Value (Pinnacle TM)                               37,924           7,571
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                  29,375           6,521
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      617,239         173,191
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                           162,685         601,245
  Fidelity VIP II Contrafund (Pinnacle TM)                         1,528,615       1,038,458
  Fidelity VIP III Growth & Income (Pinnacle TM)                     329,889         108,434
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                172,612              --
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (August 01)*              2,061              --
  Touchstone Conservative ETF (Pinnacle IV TM) (August 01)*            1,534             217
  Touchstone Enhanced ETF (Pinnacle IV TM) (August 01)*                2,630              --
  Touchstone Moderate ETF (Pinnacle IV TM) (August 01)*                2,762              24
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (December 04)*         --              --
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (December 07)*            --              --
  Touchstone Money Market (Pinnacle IV TM)                                --              --
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                          14,509              --
  MFS Emerging Growth (Pinnacle IV TM)                                28,223              --
  MFS Investors Growth Stock (Pinnacle IV TM)                          2,176              --
  MFS Mid Cap Growth (Pinnacle IV TM)                                 87,793          75,723
  MFS New Discovery (Pinnacle IV TM)                                   3,974           3,114
  MFS Total Return (Pinnacle IV TM)                                   74,754          85,871
  Fidelity VIP Growth (Pinnacle TM)                                   70,292              --
  Fidelity VIP III Mid Cap (Pinnacle TM)                           1,292,305       1,198,375
  MFS Capital Opportunities (Pinnacle TM)                             41,116              --
  MFS Emerging Growth (Pinnacle TM)                                  123,563              --
  MFS Investors Growth Stock (Pinnacle TM)                               883              --
  MFS Mid Cap Growth (Pinnacle TM)                                    78,519          27,705
  MFS New Discovery (Pinnacle TM)                                     98,761          12,808
  MFS Total Return (Pinnacle TM)                                         547           6,400
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                            668              --
  Fidelity VIP Balanced (Pinnacle IV TM)                              15,778          37,176
  Fidelity VIP Contrafund (Pinnacle IV TM)                           437,119       1,039,740
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)          37,553           7,020
  Fidelity VIP Equity-Income (Pinnacle IV TM)                        108,691         467,782
  Fidelity VIP Growth (Pinnacle IV TM)                                27,754              --
  Fidelity VIP Growth & Income (Pinnacle IV TM)                       70,250          63,054

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                                Net       increase
                                                                                           Change in net     realized    (decrease)
                                                                                             unrealized         and        in net
                                                                                            appreciation    unrealized     assets
                                                                                           (depreciation)      gain      resulting
                                                                 Beginning      End of         during        (loss) on      from
                           Division                              of period      period       the period     investments  operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                $  (70,996)   $ (34,236)   $      36,760   $       896  $   95,622
  JP Morgan International Equity (Pinnacle IV TM)                   159,341      380,032          220,691       289,868     282,612
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          417,527      694,586          277,059       440,098     451,846
  JP Morgan Bond (Pinnacle TM)                                     (125,758)      (9,769)         115,989       (32,914)    125,686
  JP Morgan International Equities (Pinnacle TM)                    187,503      271,103           83,600       238,699     235,893
  JP Morgan Mid Cap Value (Pinnacle TM)                              31,313       51,556           20,243        65,738      70,290
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                 74,798       41,920          (32,878)        3,018      74,691
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                     530,021      654,231          124,210       914,640     912,774
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                          305,606      296,963           (8,643)      755,287     938,963
  Fidelity VIP II Contrafund (Pinnacle TM)                        4,684,664    3,398,613       (1,286,051)    1,281,022   1,273,106
  Fidelity VIP III Growth & Income (Pinnacle TM)                    848,925      846,446           (2,479)      435,844     421,551
  Fidelity VIP III Growth Opportunities (Pinnacle TM)               321,164      213,362         (107,802)       64,810      54,815
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (August 01)*                --       18,335           18,335        20,396      27,044
  Touchstone Conservative ETF (Pinnacle IV TM) (August 01)*              --       55,431           55,431        57,182      65,685
  Touchstone Enhanced ETF (Pinnacle IV TM) (August 01)*                  --       34,615           34,615        37,245      39,176
  Touchstone Moderate ETF (Pinnacle IV TM) (August 01)*                  --       17,986           17,986        20,772      24,527
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (December 04)*        --       (1,535)          (1,535)       (1,535)         17
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (December 07)*           --         (774)            (774)         (774)         18
  Touchstone Money Market (Pinnacle IV TM)                               --           --               --            --     306,621
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                         50,393       94,781           44,388        58,897      52,520
  MFS Emerging Growth (Pinnacle IV TM)                               37,322       44,098            6,776        34,999      27,646
  MFS Investors Growth Stock (Pinnacle IV TM)                         4,695       14,599            9,904        12,080       9,234
  MFS Mid Cap Growth (Pinnacle IV TM)                               379,514      273,517         (105,997)       57,519      24,798
  MFS New Discovery (Pinnacle IV TM)                                 13,830       24,365           10,535        17,623      15,274
  MFS Total Return (Pinnacle IV TM)                                 124,546      221,849           97,303       257,928     299,945
  Fidelity VIP Growth (Pinnacle TM)                                 240,745      303,510           62,765       133,057     110,051
  Fidelity VIP III Mid Cap (Pinnacle TM)                          4,521,358    3,144,154       (1,377,204)    1,113,476   1,118,090
  MFS Capital Opportunities (Pinnacle TM)                            99,999      154,521           54,522        95,638      86,519
  MFS Emerging Growth (Pinnacle TM)                                 117,375       30,916          (86,459)       37,104      28,781
  MFS Investors Growth Stock (Pinnacle TM)                              621        4,345            3,724         4,607       3,570
  MFS Mid Cap Growth (Pinnacle TM)                                  151,450       55,390          (96,060)       10,164        (207)
  MFS New Discovery (Pinnacle TM)                                    58,349       47,433          (10,916)      100,653      91,270
  MFS Total Return (Pinnacle TM)                                      2,099        6,609            4,510        11,457      15,606
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         9,648       21,250           11,602        12,270      14,604
  Fidelity VIP Balanced (Pinnacle IV TM)                             58,929      114,318           55,389       108,343     111,688
  Fidelity VIP Contrafund (Pinnacle IV TM)                        1,343,039      974,354         (368,685)    1,108,174   1,063,547
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)         16,580       13,143           (3,437)       41,136      37,319
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       426,912      451,043           24,131       600,604     717,129
  Fidelity VIP Growth (Pinnacle IV TM)                              144,022      206,074           62,052        89,806      69,543
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     266,308      437,519          171,211       304,515     283,532


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------



                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
----------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)             $    1,624   $        5,749   $   (4,125)
  Fidelity VIP High Income (Pinnacle IV TM)                          56,012            9,788       46,224
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                49,886           23,067       26,819
  Fidelity VIP Mid Cap (Pinnacle IV TM)                              50,115           66,488      (16,373)
  Fidelity VIP Overseas (Pinnacle IV TM)                              6,338           13,157       (6,819)
  Fidelity VIP Asset Manager (Pinnacle TM)                            1,906            1,096          810
  Fidelity VIP Balanced (Pinnacle TM)                                11,545            6,429        5,116
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               408            2,147       (1,739)
  Fidelity VIP High Income (Pinnacle TM)                              7,058            1,844        5,214
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   15,348            2,564       12,784
  Fidelity VIP Overseas (Pinnacle TM)                                 6,151            5,501          650
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              53,186            8,746       44,440
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   61,055           62,071       (1,016)
  Franklin Growth and Income Securities (Pinnacle TM)               224,553          107,086      117,467
  Franklin Income Securities (Pinnacle TM)                          668,711          236,098      432,613
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            --            1,466       (1,466)
  Putnam VT Growth and Income (Pinnacle IV TM)                       16,690           15,093        1,597
  Putnam VT International Equity (Pinnacle IV TM)                     8,167           18,595      (10,428)
  Putnam VT Small Cap Value (Pinnacle IV TM)                         42,361           27,692       14,669
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        12,041            7,309        4,732
  Putnam VT Voyager (Pinnacle IV TM)                                    181            2,415       (2,234)
  Putnam VT Discovery Growth (Pinnacle TM)                               --            1,019       (1,019)
  Putnam VT Growth and Income (Pinnacle TM)                           5,814            5,315          499
  Putnam VT International Equity (Pinnacle TM)                        6,030           12,232       (6,202)
  Putnam VT Small Cap Value (Pinnacle TM)                            62,630           40,478       22,152
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)            2,423            2,787         (364)
  Putnam VT Voyager (Pinnacle TM)                                        55              564         (509)

                                                                 REALIZED AND UNREALIZED GAIN
                                                                     (LOSS) ON INVESTMENTS
                                                                 ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on      Realized
                                                                  sales of        gain on
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)              $    5,563   $          --
  Fidelity VIP High Income (Pinnacle IV TM)                           (4,013)             --
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                (24,054)          3,131
  Fidelity VIP Mid Cap (Pinnacle IV TM)                              147,503         430,176
  Fidelity VIP Overseas (Pinnacle IV TM)                              24,980              --
  Fidelity VIP Asset Manager (Pinnacle TM)                               117              --
  Fidelity VIP Balanced (Pinnacle TM)                                  6,362          21,222
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)             (3,465)          4,825
  Fidelity VIP High Income (Pinnacle TM)                               6,378              --
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   (16,667)            963
  Fidelity VIP Overseas (Pinnacle TM)                                 45,969              --
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                3,324           4,172
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   305,362         274,446
  Franklin Growth and Income Securities (Pinnacle TM)                575,400         358,743
  Franklin Income Securities (Pinnacle TM)                         1,420,413          49,240
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          6,534              --
  Putnam VT Growth and Income (Pinnacle IV TM)                        54,737          25,999
  Putnam VT International Equity (Pinnacle IV TM)                     85,059              --
  Putnam VT Small Cap Value (Pinnacle IV TM)                         144,675         151,799
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)          6,127          17,113
  Putnam VT Voyager (Pinnacle IV TM)                                   9,656              --
  Putnam VT Discovery Growth (Pinnacle TM)                               615              --
  Putnam VT Growth and Income (Pinnacle TM)                            4,642           9,055
  Putnam VT International Equity (Pinnacle TM)                       179,761              --
  Putnam VT Small Cap Value (Pinnacle TM)                            213,532         224,431
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)            28,089           3,444
  Putnam VT Voyager (Pinnacle TM)                                      1,760              --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                                Net       increase
                                                                                           Change in net     realized    (decrease)
                                                                                             unrealized         and        in net
                                                                                            appreciation    unrealized     assets
                                                                                           (depreciation)      gain      resulting
                                                                 Beginning      End of         during        (loss) on      from
                           Division                              of period      period       the period     investments  operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)             $   36,520   $   51,183   $       14,663   $    20,226  $   16,101
  Fidelity VIP High Income (Pinnacle IV TM)                         (38,867)     (18,712)          20,155        16,142      62,366
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                (4,784)      30,477           35,261        14,338      41,157
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             758,632      605,562         (153,070)      424,609     408,236
  Fidelity VIP Overseas (Pinnacle IV TM)                             38,307      155,002          116,695       141,675     134,856
  Fidelity VIP Asset Manager (Pinnacle TM)                            2,510        6,476            3,966         4,083       4,893
  Fidelity VIP Balanced (Pinnacle TM)                                 7,535       16,395            8,860        36,444      41,560
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               197       (3,971)          (4,168)       (2,808)     (4,547)
  Fidelity VIP High Income (Pinnacle TM)                             (5,710)      (5,134)             576         6,954      12,168
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                    1,562          664             (898)      (16,602)     (3,818)
  Fidelity VIP Overseas (Pinnacle TM)                                26,643       39,832           13,189        59,158      59,808
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              16,630       28,751           12,121        19,617      64,057
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  595,485    1,329,856          734,371     1,314,179   1,313,163
  Franklin Growth and Income Securities (Pinnacle TM)             1,735,956    1,816,518           80,562     1,014,705   1,132,172
  Franklin Income Securities (Pinnacle TM)                        3,603,474    4,443,257          839,783     2,309,436   2,742,049
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                        15,148       19,295            4,147        10,681       9,215
  Putnam VT Growth and Income (Pinnacle IV TM)                      120,933      169,587           48,654       129,390     130,987
  Putnam VT International Equity (Pinnacle IV TM)                   169,113      375,090          205,977       291,036     280,608
  Putnam VT Small Cap Value (Pinnacle IV TM)                        295,617      246,389          (49,228)      247,246     261,915
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        29,002       51,180           22,178        45,418      50,150
  Putnam VT Voyager (Pinnacle IV TM)                                 16,113       11,934           (4,179)        5,477       3,243
  Putnam VT Discovery Growth (Pinnacle TM)                           10,785       18,197            7,412         8,027       7,008
  Putnam VT Growth and Income (Pinnacle TM)                           9,430       52,731           43,301        56,998      57,497
  Putnam VT International Equity (Pinnacle TM)                      149,513      190,007           40,494       220,255     214,053
  Putnam VT Small Cap Value (Pinnacle TM)                           139,389      105,491          (33,898)      404,065     426,217
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)            1,935        7,544            5,609        37,142      36,778
  Putnam VT Voyager (Pinnacle TM)                                     5,340        2,170           (3,170)       (1,410)     (1,919)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006




                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------



                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
----------------------------------------------------------------------------------------------------------
  Franklin Growth and Income Securities (Pinnacle IV TM)         $   58,728   $       32,467   $   26,261
  Franklin Income Securities (Pinnacle IV TM)                       250,344          101,893      148,451
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              14,745           27,193      (12,448)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 99,445           70,231       29,214
  Templeton Foreign Securities (Pinnacle IV TM)                      36,294           41,215       (4,921)
  Templeton Growth Securities (Pinnacle IV TM)                       29,975           33,888       (3,913)
  Van Kampen LIT Comstock (Pinnacle IV TM)                           29,461           17,554       11,907
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                       --            5,963       (5,963)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            10,278           17,807       (7,529)
  Franklin Large Cap Growth Securities (Pinnacle TM)                  2,569            6,108       (3,539)
  Franklin Mutual Shares Securities (Pinnacle TM)                    33,355           22,539       10,816
  Templeton Foreign Securities (Pinnacle TM)                         18,515           25,885       (7,370)
  Templeton Growth Securities (Pinnacle TM)                          12,874           15,644       (2,770)
  Van Kampen LIT Comstock (Pinnacle TM)                              13,767            6,718        7,049
  Van Kampen LIT Strategic Growth (Pinnacle TM)                          --            1,013       (1,013)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               13,220           20,798       (7,578)
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                           6,998            8,429       (1,431)
  DWS Small Cap Index VIP (Pinnacle IV TM)                              615            1,085         (470)
  DWS Equity 500 Index VIP (Pinnacle TM)                             99,304          109,453      (10,149)
  DWS VIT Small Cap Index VIP (Pinnacle TM)                          20,492           35,144      (14,652)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          51,103           82,775      (31,672)
  DWS Small Cap Index VIP (Pinnacle IV TM)                            4,880           11,959       (7,079)

                                                                 REALIZED AND UNREALIZED GAIN
                                                                     (LOSS) ON INVESTMENTS
                                                                 ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on      Realized
                                                                  sales of        gain on
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
  Franklin Growth and Income Securities (Pinnacle IV TM)         $    42,109   $     101,951
  Franklin Income Securities (Pinnacle IV TM)                        128,912          19,202
  Franklin Large Cap Growth Securities (Pinnacle IV TM)               18,504              --
  Franklin Mutual Shares Securities (Pinnacle IV TM)                  95,027         121,680
  Templeton Foreign Securities (Pinnacle IV TM)                      116,859              --
  Templeton Growth Securities (Pinnacle IV TM)                       145,068          83,507
  Van Kampen LIT Comstock (Pinnacle IV TM)                            18,519          54,570
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                     5,523              --
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)             84,127          32,271
  Franklin Large Cap Growth Securities (Pinnacle TM)                  22,828              --
  Franklin Mutual Shares Securities (Pinnacle TM)                    131,838          40,812
  Templeton Foreign Securities (Pinnacle TM)                         394,278              --
  Templeton Growth Securities (Pinnacle TM)                           94,575          35,866
  Van Kampen LIT Comstock (Pinnacle TM)                               11,197          25,500
  Van Kampen LIT Strategic Growth (Pinnacle TM)                          448              --
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               262,568          41,509
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                           13,161              --
  DWS Small Cap Index VIP (Pinnacle IV TM)                             1,904           3,065
  DWS Equity 500 Index VIP (Pinnacle TM)                             911,776              --
  DWS VIT Small Cap Index VIP (Pinnacle TM)                          274,455         102,239
NON--AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          163,957              --
  DWS Small Cap Index VIP (Pinnacle IV TM)                            39,757          36,185

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                             Net
                                                                                                                Net        increase
                                                                                           Change in net     realized     (decrease)
                                                                                             unrealized         and         in net
                                                                                            appreciation    unrealized      assets
                                                                                           (depreciation)      gain       resulting
                                                                 Beginning      End of         during        (loss) on       from
                           Division                              of period      period       the period     investments   operations
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Growth and Income Securities (Pinnacle IV TM)         $  133,842   $  284,355   $      150,513   $   294,573   $  320,834
  Franklin Income Securities (Pinnacle IV TM)                       243,770    1,050,061          806,291       954,405    1,102,856
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              68,599      225,077          156,478       174,982      162,534
  Franklin Mutual Shares Securities (Pinnacle IV TM)                521,354    1,049,099          527,745       744,452      773,666
  Templeton Foreign Securities (Pinnacle IV TM)                     301,484      705,709          404,225       521,084      516,163
  Templeton Growth Securities (Pinnacle IV TM)                      210,215      419,450          209,235       437,810      433,897
  Van Kampen LIT Comstock (Pinnacle IV TM)                           68,409      149,360           80,951       154,040      165,947
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                   54,412       55,638            1,226         6,749          786
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            61,794      273,684          211,890       328,288      320,759
  Franklin Large Cap Growth Securities (Pinnacle TM)                 27,301       46,605           19,304        42,132       38,593
  Franklin Mutual Shares Securities (Pinnacle TM)                   309,738      391,548           81,810       254,460      265,276
  Templeton Foreign Securities (Pinnacle TM)                        118,393      129,335           10,942       405,220      397,850
  Templeton Growth Securities (Pinnacle TM)                         109,921      215,544          105,623       236,064      233,294
  Van Kampen LIT Comstock (Pinnacle TM)                              20,193       43,715           23,522        60,219       67,268
  Van Kampen LIT Strategic Growth (Pinnacle TM)                      11,228       12,937            1,709         2,157        1,144
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)              113,317      236,322          123,005       427,082      419,504
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         125,821      189,370           63,549        76,710       75,279
  DWS Small Cap Index VIP (Pinnacle IV TM)                           16,497       23,061            6,564        11,533       11,063
  DWS Equity 500 Index VIP (Pinnacle TM)                          1,598,188    1,709,362          111,174     1,022,950    1,012,801
  DWS VIT Small Cap Index VIP (Pinnacle TM)                         227,022      224,571          (2,451)       374,243      359,591
NON--AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         520,887    1,129,160          608,273       772,230      740,558
  DWS Small Cap Index VIP (Pinnacle IV TM)                           82,898      121,523           38,625       114,567      107,488


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2006



                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $        2,433   $     37,583   $         239,312   $      279,328
  Touchstone Balanced (Pinnacle IV TM)                                    8,882        211,523             (37,459)         182,946
  Touchstone Baron Small Cap (Pinnacle IV TM)                           (49,283)       307,200             255,709          513,626
  Touchstone Conservative ETF (Pinnacle IV TM)                           (9,304)        15,834             112,202          118,732
  Touchstone Core Bond (Pinnacle IV TM)                                  30,502         (2,339)             (1,849)          26,314
  Touchstone Mid Cap Growth (Pinnacle IV TM)                            (26,111)        93,553             166,572          234,014
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                       10,762         20,126             111,633          142,521
  Touchstone Enhanced ETF (Pinnacle IV TM)                              (15,346)        37,601             205,943          228,198
  Touchstone Growth & Income (Pinnacle IV TM)                            12,011        128,382             (22,583)         117,810
  Touchstone High Yield (Pinnacle IV TM)                                177,558         24,487             (36,332)         165,713
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)                 (4,851)        56,867              88,716          140,732
  Touchstone Moderate ETF (Pinnacle IV TM)                              (12,226)        34,401             276,150          298,325
  Touchstone Money Market (Pinnacle IV TM)                                5,769             --                  --            5,769
  Touchstone Third Avenue Value (Pinnacle IV TM)                        (38,610)     1,328,194             407,954        1,697,538
  Touchstone Value Plus (Pinnacle IV TM)                                 (7,225)        46,003             185,502          224,280
  Touchstone Aggressive ETF (Pinnacle TM)                                 1,098         27,221              52,225           80,544
  Touchstone Balanced (Pinnacle TM)                                       3,822        180,793             (82,130)         102,485
  Touchstone Baron Small Cap (Pinnacle TM)                              (52,689)       705,511             (44,041)         608,781
  Touchstone Conservative ETF (Pinnacle TM)                              (1,094)           700              14,519           14,125
  Touchstone Core Bond (Pinnacle TM)                                     26,563          1,012              (4,176)          23,399
  Touchstone Mid Cap Growth (Pinnacle TM)                                (6,138)         3,772              66,173           63,807
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                             221          3,576               7,331           11,128
  Touchstone Enhanced ETF (Pinnacle TM)                                 (25,164)        52,127             467,575          494,538
  Touchstone Growth & Income (Pinnacle TM)                                2,837         29,406                 210           32,453
  Touchstone High Yield (Pinnacle TM)                                   149,531         27,854             (10,336)         167,049
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                   (16,963)       271,985             113,958          368,980
  Touchstone Moderate ETF (Pinnacle TM)                                  (1,908)        12,731              44,740           55,563
  Touchstone Money Market (Pinnacle TM)                                 322,190             --                  --          322,190
  Touchstone Third Avenue Value (Pinnacle TM)                           (47,570)     2,248,110            (411,406)       1,789,134
  Touchstone Value Plus (Pinnacle TM)                                    (8,377)       157,107             101,619          250,349
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                        94,726        (35,864)             36,760           95,622
  JP Morgan International Equity (Pinnacle IV TM)                        (7,256)        69,177             220,691          282,612
  JP Morgan Mid Cap Value (Pinnacle IV TM)                               11,748        163,039             277,059          451,846
  JP Morgan Bond (Pinnacle TM)                                          158,600       (148,903)            115,989          125,686
  JP Morgan International Equities (Pinnacle TM)                         (2,806)       155,099              83,600          235,893
  JP Morgan Mid Cap Value (Pinnacle TM)                                   4,552         45,495              20,243           70,290
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                     71,673         35,896             (32,878)          74,691
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                          (1,866)       790,430             124,210          912,774
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                               183,676       763,930              (8,643)         938,963
  Fidelity VIP II Contrafund (Pinnacle TM)                               (7,916)     2,567,073          (1,286,051)       1,273,106
  Fidelity VIP III Growth & Income (Pinnacle TM)                        (14,293)       438,323              (2,479)         421,551
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                    (9,995)       172,612            (107,802)          54,815
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)(August 01)*                  6,648          2,061              18,335           27,044
  Touchstone Conservative ETF (Pinnacle IV TM)(August01)*                 8,503          1,751              55,431           65,685
  Touchstone Enhanced ETF (Pinnacle IV TM)(August 01)*                    1,931          2,630              34,615           39,176
  Touchstone Moderate ETF (Pinnacle IV TM)(August 01)*                    3,755          2,786              17,986           24,527
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)(December 4)*           1,552             --              (1,535)              17
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)(December 7)*                792             --                (774)              18
  Touchstone Money Market (Pinnacle IV TM)                              306,621             --                  --          306,621

                                                             INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                           -------------------------------------------------------------------------
                                                                                                                      Net increase
                                                                                             Net                      (decrease) in
                                                                                          transfers                  net assets from
                                                           Contributions     Contract       among       Contract        contract
                                                           from contract   terminations   investment   maintenance       related
                            Division                           holders     and benefits    options        charges     transactions
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)               $     308,255   $    (81,463)  $   515,944  $      (502)  $      742,234
  Touchstone Balanced (Pinnacle IV TM)                           139,912        (78,283)       41,398         (214)         102,813
  Touchstone Baron Small Cap (Pinnacle IV TM)                    594,858       (180,154)      345,276       (1,273)         758,707
  Touchstone Conservative ETF (Pinnacle IV TM)                    53,924        (99,543)      931,774         (322)         885,833
  Touchstone Core Bond (Pinnacle IV TM)                           77,023       (104,663)      195,145         (183)         167,322
  Touchstone Mid Cap Growth (Pinnacle IV TM)                     439,354        (88,033)       62,784         (430)         413,675
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)               446,611        (26,205)     (114,017)        (281)         306,108
  Touchstone Enhanced ETF (Pinnacle IV TM)                       797,963        (39,130)      247,990         (404)       1,006,419
  Touchstone Growth & Income (Pinnacle IV TM)                    404,992        (98,813)     (212,426)        (400)          93,353
  Touchstone High Yield (Pinnacle IV TM)                         204,485       (151,081)      478,853         (365)         531,892
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)         389,777        (54,432)      (88,803)        (216)         246,326
  Touchstone Moderate ETF (Pinnacle IV TM)                       753,110       (170,179)      570,248         (476)       1,152,703
  Touchstone Money Market (Pinnacle IV TM)                            --         (2,680)          (4)          (28)         (2,712)
  Touchstone Third Avenue Value (Pinnacle IV TM)               2,200,534       (631,362)    1,114,325       (3,681)       2,679,816
  Touchstone Value Plus (Pinnacle IV TM)                         196,933        (75,586)       99,686         (198)         220,835
  Touchstone Aggressive ETF (Pinnacle TM)                          8,781        (52,530)      113,916         (402)          69,765
  Touchstone Balanced (Pinnacle TM)                               11,080       (347,089)       68,500         (143)        (267,652)
  Touchstone Baron Small Cap (Pinnacle TM)                        31,312       (609,552)     (247,499)      (1,138)        (826,877)
  Touchstone Conservative ETF (Pinnacle TM)                           --         (3,095)        5,981           --            2,886
  Touchstone Core Bond (Pinnacle TM)                               2,000       (190,708)      108,203         (201)         (80,706)
  Touchstone Mid Cap Growth (Pinnacle TM)                          7,698        (80,640)       31,906         (130)         (41,166)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                    4,000        (19,703)       (2,634)          (5)         (18,342)
  Touchstone Enhanced ETF (Pinnacle TM)                              750       (260,238)      609,467       (1,203)         348,776
  Touchstone Growth & Income (Pinnacle TM)                         9,560        (41,544)      (32,474)         (75)         (64,533)
  Touchstone High Yield (Pinnacle TM)                             32,967       (647,178)      (57,972)        (699)        (672,882)
  Touchstone Eagle Capital Appreciation (Pinnacle TM)             15,728       (747,612)     (381,731)      (1,066)      (1,114,681)
  Touchstone Moderate ETF (Pinnacle TM)                               --       (113,099)       43,834         (165)         (69,430)
  Touchstone Money Market (Pinnacle TM)                          250,398     (3,901,681)    1,208,850       (2,633)      (2,445,066)
  Touchstone Third Avenue Value (Pinnacle TM)                    142,377     (2,362,157)      581,169       (4,261)      (1,642,872)
  Touchstone Value Plus (Pinnacle TM)                             31,476       (326,763)       31,987         (425)        (263,725)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                207,088       (298,318)      254,962         (615)         163,117
  JP Morgan International Equity (Pinnacle IV TM)                179,710        (48,501)      332,187         (364)         463,032
  JP Morgan Mid Cap Value (Pinnacle IV TM)                       198,483       (176,055)      (13,422)      (1,126)           7,880
  JP Morgan Bond (Pinnacle TM)                                   136,170     (1,748,563)     (280,291)      (1,514)      (1,894,198)
  JP Morgan International Equities (Pinnacle TM)                  18,064       (215,472)       99,419         (782)         (98,771)
  JP Morgan Mid Cap Value (Pinnacle TM)                            3,652        (89,785)     (197,230)        (294)        (283,657)
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)              11,359       (142,073)      (13,187)        (183)        (144,084)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                   90,735     (1,210,947)       (3,505)        (702)      (1,124,419)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                         7,265       (854,861)       68,058       (1,533)        (781,071)
  Fidelity VIP II Contrafund (Pinnacle TM)                       115,486     (2,137,129)      176,509       (4,601)      (1,849,735)
  Fidelity VIP III Growth & Income (Pinnacle TM)                  93,108     (1,072,417)      144,387       (1,313)        (836,235)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)              3,040       (481,071)      (23,310)        (682)        (502,023)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)(August 01)*         131,354         (3,431)      460,845           (7)         588,761
  Touchstone Conservative ETF (Pinnacle IV TM)(August01)*      1,105,093        (43,787)      937,101          (21)       1,998,386
  Touchstone Enhanced ETF (Pinnacle IV TM)(August 01)*           236,540         (1,511)      373,808           --          608,837
  Touchstone Moderate ETF (Pinnacle IV TM)(August 01)*           208,787         (5,462)      409,186          (12)         612,499
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)
   (December 4)*                                                 154,038             --            --           --          154,038
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)
   (December 7)*                                                 106,737             --             1           --          106,738
  Touchstone Money Market (Pinnacle IV TM)                     9,653,961       (921,381)   (4,029,464)      (4,178)       4,698,938





                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year       end of year
------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   1,021,562   $  1,790,017   $  2,811,579
  Touchstone Balanced (Pinnacle IV TM)                                 285,759      1,903,517      2,189,276
  Touchstone Baron Small Cap (Pinnacle IV TM)                        1,272,333      2,829,925      4,102,258
  Touchstone Conservative ETF (Pinnacle IV TM)                       1,004,565        907,818      1,912,383
  Touchstone Core Bond (Pinnacle IV TM)                                193,636        873,614      1,067,250
  Touchstone Mid Cap Growth (Pinnacle IV TM)                           647,689      1,414,230      2,061,919
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                     448,629        454,714        903,343
  Touchstone Enhanced ETF (Pinnacle IV TM)                           1,234,617      1,235,894      2,470,511
  Touchstone Growth & Income (Pinnacle IV TM)                          211,163        958,436      1,169,599
  Touchstone High Yield (Pinnacle IV TM)                               697,605      2,304,589      3,002,194
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)               387,058        796,731      1,183,789
  Touchstone Moderate ETF (Pinnacle IV TM)                           1,451,028      2,269,087      3,720,115
  Touchstone Money Market (Pinnacle IV TM)                               3,057        169,930        172,987
  Touchstone Third Avenue Value (Pinnacle IV TM)                     4,377,354     10,577,298     14,954,652
  Touchstone Value Plus (Pinnacle IV TM)                               445,115      1,112,783      1,557,898
  Touchstone Aggressive ETF (Pinnacle TM)                              150,309        651,499        801,808
  Touchstone Balanced (Pinnacle TM)                                   (165,167)     1,314,318      1,149,151
  Touchstone Baron Small Cap (Pinnacle TM)                            (218,096)     3,970,456      3,752,360
  Touchstone Conservative ETF (Pinnacle TM)                             17,011        206,636        223,647
  Touchstone Core Bond (Pinnacle TM)                                   (57,307)       959,532        902,225
  Touchstone Mid Cap Growth (Pinnacle TM)                               22,641        372,442        395,083
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                         (7,214)        47,398         40,184
  Touchstone Enhanced ETF (Pinnacle TM)                                843,314      3,383,318      4,226,632
  Touchstone Growth & Income (Pinnacle TM)                             (32,080)       326,185        294,105
  Touchstone High Yield (Pinnacle TM)                                 (505,833)     3,095,810      2,589,977
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                 (745,701)     3,111,453      2,365,752
  Touchstone Moderate ETF (Pinnacle TM)                                (13,867)       700,721        686,854
  Touchstone Money Market (Pinnacle TM)                             (2,122,876)    10,404,420      8,281,544
  Touchstone Third Avenue Value (Pinnacle TM)                          146,262     13,791,280     13,937,542
  Touchstone Value Plus (Pinnacle TM)                                  (13,376)     1,539,920      1,526,544
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                      258,739      3,662,993      3,921,732
  JP Morgan International Equity (Pinnacle IV TM)                      745,644      1,170,044      1,915,688
  JP Morgan Mid Cap Value (Pinnacle IV TM)                             459,726      2,924,399      3,384,125
  JP Morgan Bond (Pinnacle TM)                                      (1,768,512)     6,296,845      4,528,333
  JP Morgan International Equities (Pinnacle TM)                       137,122      1,220,916      1,358,038
  JP Morgan Mid Cap Value (Pinnacle TM)                               (213,367)       590,991        377,624
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   (69,393)       904,749        835,356
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                       (211,645)     3,043,083      2,831,438
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                             157,892      5,673,507      5,831,399
  Fidelity VIP II Contrafund (Pinnacle TM)                            (576,629)    13,418,371     12,841,742
  Fidelity VIP III Growth & Income (Pinnacle TM)                      (414,684)     4,254,495      3,839,811
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                 (447,208)     2,093,294      1,646,086
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)(August 01)*               615,805             --        615,805
  Touchstone Conservative ETF (Pinnacle IV TM)(August01)*            2,064,071             --      2,064,071
  Touchstone Enhanced ETF (Pinnacle IV TM)(August 01)*                 648,013             --        648,013
  Touchstone Moderate ETF (Pinnacle IV TM)(August 01)*                 637,026             --        637,026
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)(December 4)*        154,055             --        154,055
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)(December 7)*           106,756             --        106,756
  Touchstone Money Market (Pinnacle IV TM)                           5,005,559      6,385,425     11,390,984

                                                                                 UNIT TRANSACTIONS
                                                                 ------------------------------------------------


                                                                                                        Increase
                                                                  Units        Units        Units      (decrease)
                            Division                             purchased    redeemed    transferred    in units
-----------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                        27,883      (7,311)        47,711       68,283
  Touchstone Balanced (Pinnacle IV TM)                              10,729      (6,012)         3,200        7,917
  Touchstone Baron Small Cap (Pinnacle IV TM)                       35,461     (10,882)        19,629       44,208
  Touchstone Conservative ETF (Pinnacle IV TM)                       5,201      (9,481)        89,970       85,690
  Touchstone Core Bond (Pinnacle IV TM)                              7,012      (9,593)        17,920       15,339
  Touchstone Mid Cap Growth (Pinnacle IV TM)                        29,551      (5,963)         4,091       27,679
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                  38,308      (2,247)       (10,444)      25,617
  Touchstone Enhanced ETF (Pinnacle IV TM)                          67,817      (3,377)        20,945       85,385
  Touchstone Growth & Income (Pinnacle IV TM)                       33,058      (8,036)       (17,754)       7,268
  Touchstone High Yield (Pinnacle IV TM)                            15,298     (11,349)        35,715       39,664
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)            35,442      (4,885)        (8,450)      22,107
  Touchstone Moderate ETF (Pinnacle IV TM)                          70,329     (15,549)        53,056      107,836
  Touchstone Money Market (Pinnacle IV TM)                              --        (263)            --         (263)
  Touchstone Third Avenue Value (Pinnacle IV TM)                   126,889     (36,414)        62,356      152,831
  Touchstone Value Plus (Pinnacle IV TM)                            16,990      (6,273)         8,266       18,983
  Touchstone Aggressive ETF (Pinnacle TM)                              779      (4,813)        10,114        6,080
  Touchstone Balanced (Pinnacle TM)                                    885     (26,682)         4,856      (20,941)
  Touchstone Baron Small Cap (Pinnacle TM)                           1,052     (20,780)        (8,386)     (28,114)
  Touchstone Conservative ETF (Pinnacle TM)                             --        (292)           580          288
  Touchstone Core Bond (Pinnacle TM)                                   179     (17,439)         9,885       (7,375)
  Touchstone Mid Cap Growth (Pinnacle TM)                              506      (5,583)         3,099       (1,978)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                        352      (1,575)          (219)      (1,442)
  Touchstone Enhanced ETF (Pinnacle TM)                                 62     (21,973)        51,934       30,023
  Touchstone Growth & Income (Pinnacle TM)                             761      (3,497)        (2,676)      (5,412)
  Touchstone High Yield (Pinnacle TM)                                2,488     (48,577)        (4,405)     (50,494)
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                  756     (37,494)       (18,810)     (55,548)
  Touchstone Moderate ETF (Pinnacle TM)                                 --     (10,531)         3,553       (6,978)
  Touchstone Money Market (Pinnacle TM)                             24,473    (378,763)       117,221     (237,069)
  Touchstone Third Avenue Value (Pinnacle TM)                        2,808     (46,286)        10,427      (33,051)
  Touchstone Value Plus (Pinnacle TM)                                2,802     (27,946)         2,593      (22,551)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                   18,154     (26,241)        22,074       13,987
  JP Morgan International Equity (Pinnacle IV TM)                   11,675      (3,070)        20,659       29,264
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          12,662     (11,058)          (647)         957
  JP Morgan Bond (Pinnacle TM)                                       9,764    (125,374)       (20,046)    (135,656)
  JP Morgan International Equities (Pinnacle TM)                     1,330     (15,547)         6,855       (7,362)
  JP Morgan Mid Cap Value (Pinnacle TM)                                277      (6,749)       (14,790)     (21,262)
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   560      (7,181)          (722)      (7,343)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      3,111     (42,019)           783      (38,125)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                             463     (55,181)         3,006      (51,712)
  Fidelity VIP II Contrafund (Pinnacle TM)                           6,089    (111,241)         9,607      (95,545)
  Fidelity VIP III Growth & Income (Pinnacle TM)                     6,639     (77,183)        10,229      (60,315)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                  279     (46,890)        (2,351)     (48,962)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)(August 01)*            12,675        (329)        44,164       56,510
  Touchstone Conservative ETF (Pinnacle IV TM)(August01)*          108,587      (4,226)        90,710      195,071
  Touchstone Enhanced ETF (Pinnacle IV TM)(August 01)*              23,436        (142)        35,479       58,773
  Touchstone Moderate ETF (Pinnacle IV TM)(August 01)*              20,184        (525)        39,750       59,409
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)(December 4)*     14,173          --             --       14,173
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)(December 7)*         9,982          --             --        9,982
  Touchstone Money Market (Pinnacle IV TM)                         947,507     (90,476)      (394,116)     462,915


See accompanying notes.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                      For the Year Ended December 31, 2006



                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                     $       (6,377)  $     14,509   $          44,388   $       52,520
  MFS Emerging Growth (Pinnacle IV TM)                                   (7,353)        28,223               6,776           27,646
  MFS Investors Growth Stock (Pinnacle IV TM)                            (2,846)         2,176               9,904            9,234
  MFS Mid Cap Growth (Pinnacle IV TM)                                   (32,721)       163,516            (105,997)          24,798
  MFS New Discovery (Pinnacle IV TM)                                     (2,349)         7,088              10,535           15,274
  MFS Total Return (Pinnacle IV TM)                                      42,017        160,625              97,303          299,945
  Fidelity VIP Growth (Pinnacle TM)                                     (23,006)        70,292              62,765          110,051
  Fidelity VIP III Mid Cap (Pinnacle TM)                                  4,614      2,490,680          (1,377,204)       1,118,090
  MFS Capital Opportunities (Pinnacle TM)                                (9,119)        41,116              54,522           86,519
  MFS Emerging Growth (Pinnacle TM)                                      (8,323)       123,563             (86,459)          28,781
  MFS Investors Growth Stock (Pinnacle TM)                               (1,037)           883               3,724            3,570
  MFS Mid Cap Growth (Pinnacle TM)                                      (10,371)       106,224             (96,060)            (207)
  MFS New Discovery (Pinnacle TM)                                        (9,383)       111,569             (10,916)          91,270
  MFS Total Return (Pinnacle TM)                                          4,149          6,947               4,510           15,606
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                             2,334            668              11,602           14,604
  Fidelity VIP Balanced (Pinnacle IV TM)                                  3,345         52,954              55,389          111,688
  Fidelity VIP Contrafund (Pinnacle IV TM)                              (44,627)     1,476,859            (368,685)       1,063,547
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)             (3,817)        44,573              (3,437)          37,319
  Fidelity VIP Equity-Income (Pinnacle IV TM)                           116,525        576,473              24,131          717,129
  Fidelity VIP Growth (Pinnacle IV TM)                                  (20,263)        27,754              62,052           69,543
  Fidelity VIP Growth & Income (Pinnacle IV TM)                         (20,983)       133,304             171,211          283,532
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                     (4,125)         5,563              14,663           16,101
  Fidelity VIP High Income (Pinnacle IV TM)                              46,224         (4,013)             20,155           62,366
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                    26,819        (20,923)             35,261           41,157
  Fidelity VIP Mid Cap (Pinnacle IV TM)                                 (16,373)       577,679            (153,070)         408,236
  Fidelity VIP Overseas (Pinnacle IV TM)                                 (6,819)        24,980             116,695          134,856
  Fidelity VIP Asset Manager (Pinnacle TM)                                  810            117               3,966            4,893
  Fidelity VIP Balanced (Pinnacle TM)                                     5,116         27,584               8,860           41,560
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)                (1,739)         1,360              (4,168)          (4,547)
  Fidelity VIP High Income (Pinnacle TM)                                  5,214          6,378                 576           12,168
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                       12,784        (15,704)               (898)          (3,818)
  Fidelity VIP Overseas (Pinnacle TM)                                       650         45,969              13,189           59,808
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                  44,440          7,496              12,121           64,057
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                       (1,016)       579,808             734,371        1,313,163
  Franklin Growth and Income Securities (Pinnacle TM)                   117,467        934,143              80,562        1,132,172
  Franklin Income Securities (Pinnacle TM)                              432,613      1,469,653             839,783        2,742,049
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            (1,466)         6,534               4,147            9,215
  Putnam VT Growth and Income (Pinnacle IV TM)                            1,597         80,736              48,654          130,987
  Putnam VT International Equity (Pinnacle IV TM)                       (10,428)        85,059             205,977          280,608
  Putnam VT Small Cap Value (Pinnacle IV TM)                             14,669        296,474             (49,228)         261,915
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)             4,732         23,240              22,178           50,150
  Putnam VT Voyager (Pinnacle IV TM)                                     (2,234)         9,656              (4,179)           3,243
  Putnam VT Discovery Growth (Pinnacle TM)                               (1,019)           615               7,412            7,008
  Putnam VT Growth and Income (Pinnacle TM)                                 499         13,697              43,301           57,497
  Putnam VT International Equity (Pinnacle TM)                           (6,202)       179,761              40,494          214,053
  Putnam VT Small Cap Value (Pinnacle TM)                                22,152        437,963             (33,898)         426,217
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)                 (364)        31,533               5,609           36,778
  Putnam VT Voyager (Pinnacle TM)                                          (509)         1,760              (3,170)          (1,919)

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                              ----------------------------------------------------------------------
                                                                                                                            Net
                                                                                                                          increase
                                                                                                                         (decrease)
                                                                                                Net                        in net
                                                                                             transfers                  assets from
                                                              Contributions     Contract       among       Contract       contract
                                                              from contract   terminations   investment   maintenance     related
                            Division                              holders     and benefits    options        charges    transactions
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                  $      12,970   $    (26,894)  $    56,315  $      (121)  $    42,270
  MFS Emerging Growth (Pinnacle IV TM)                                8,591        (45,465)      162,575         (168)      125,533
  MFS Investors Growth Stock (Pinnacle IV TM)                        13,521        (12,504)      178,181          (44)      179,154
  MFS Mid Cap Growth (Pinnacle IV TM)                               451,178       (120,794)      (26,914)        (780)      302,690
  MFS New Discovery (Pinnacle IV TM)                                     --         (2,327)      (36,658)         (23)      (39,008)
  MFS Total Return (Pinnacle IV TM)                                 169,669       (224,262)     (254,265)        (603)     (309,461)
  Fidelity VIP Growth (Pinnacle TM)                                   9,956       (263,951)     (223,708)        (809)     (478,512)
  Fidelity VIP III Mid Cap (Pinnacle TM)                             62,973     (1,802,644)      (71,941)      (2,403)   (1,814,015)
  MFS Capital Opportunities (Pinnacle TM)                                --       (186,350)      (41,790)        (242)     (228,382)
  MFS Emerging Growth (Pinnacle TM)                                  12,692       (111,313)      (69,525)        (207)     (168,353)
  MFS Investors Growth Stock (Pinnacle TM)                               --        (15,202)       84,152          (18)       68,932
  MFS Mid Cap Growth (Pinnacle TM)                                      870       (331,330)     (113,785)        (245)     (444,490)
  MFS New Discovery (Pinnacle TM)                                    10,520       (257,620)       51,244         (147)     (196,003)
  MFS Total Return (Pinnacle TM)                                         --        (17,113)        7,422          (47)       (9,738)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         3,295         (2,483)       30,964          (37)       31,739
  Fidelity VIP Balanced (Pinnacle IV TM)                            131,009        (59,148)      154,181         (279)      225,763
  Fidelity VIP Contrafund (Pinnacle IV TM)                        1,748,302       (556,703)    1,790,491       (2,714)    2,979,376
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)         87,718         (9,156)      (41,277)         (32)       37,253
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       351,156       (253,068)      396,906         (837)      494,157
  Fidelity VIP Growth (Pinnacle IV TM)                               54,155       (104,778)       (1,826)        (431)      (52,880)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     540,176       (158,015)     (170,151)        (764)      211,246
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 50,349        (18,461)      201,389         (111)      233,166
  Fidelity VIP High Income (Pinnacle IV TM)                           6,135        (36,584)      108,324         (128)       77,747
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)               333,780       (130,747)      284,292         (207)      487,118
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             794,881       (236,547)      765,283       (1,385)    1,322,232
  Fidelity VIP Overseas (Pinnacle IV TM)                            360,463        (32,167)      609,242         (131)      937,407
  Fidelity VIP Asset Manager (Pinnacle TM)                               --         (1,745)       26,545           (7)       24,793
  Fidelity VIP Balanced (Pinnacle TM)                                 2,795        (15,851)      105,210         (118)       92,036
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)             1,200        (86,543)      236,008         (132)      150,533
  Fidelity VIP High Income (Pinnacle TM)                                 --        (14,620)       25,059           (5)       10,434
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                    2,975        (15,787)       (3,851)         (56)      (16,719)
  Fidelity VIP Overseas (Pinnacle TM)                                 3,644        (94,460)      263,833         (134)      172,883
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              68,067        (48,621)      503,605         (160)      522,891
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  467,361       (313,918)      340,260         (821)      492,882
  Franklin Growth and Income Securities (Pinnacle TM)                66,598     (1,877,155)     (144,231)      (3,211)   (1,957,999)
  Franklin Income Securities (Pinnacle TM)                          220,190     (3,650,754)      189,541       (4,701)   (3,245,724)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            --        (30,321)       (2,844)         (26)      (33,191)
  Putnam VT Growth and Income (Pinnacle IV TM)                       24,996        (69,368)       52,349         (197)        7,780
  Putnam VT International Equity (Pinnacle IV TM)                    88,954        (64,390)      (56,300)        (175)      (31,911)
  Putnam VT Small Cap Value (Pinnacle IV TM)                        100,644       (162,369)      237,395         (651)      175,019
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        17,090        (48,123)       29,161          (93)       (1,965)
  Putnam VT Voyager (Pinnacle IV TM)                                    780         (1,648)       (2,736)         (39)       (3,643)
  Putnam VT Discovery Growth (Pinnacle TM)                            1,500           (859)          303          (15)          929
  Putnam VT Growth and Income (Pinnacle TM)                              --        (25,955)        1,786          (38)      (24,207)
  Putnam VT International Equity (Pinnacle TM)                       77,884       (334,336)      231,805         (139)      (24,786)
  Putnam VT Small Cap Value (Pinnacle TM)                             3,208       (137,525)     (378,047)        (462)     (512,826)
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)               --         (7,801)      (16,918)         (60)      (24,779)
  Putnam VT Voyager (Pinnacle TM)                                        90        (17,584)         (619)         (12)      (18,125)





                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year      end of year
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                     $      94,790   $    480,367   $   575,157
  MFS Emerging Growth (Pinnacle IV TM)                                 153,179        374,932       528,111
  MFS Investors Growth Stock (Pinnacle IV TM)                          188,388         48,226       236,614
  MFS Mid Cap Growth (Pinnacle IV TM)                                  327,488      2,141,015     2,468,503
  MFS New Discovery (Pinnacle IV TM)                                   (23,734)       177,010       153,276
  MFS Total Return (Pinnacle IV TM)                                     (9,516)     3,409,912     3,400,396
  Fidelity VIP Growth (Pinnacle TM)                                   (368,461)     2,390,102     2,021,641
  Fidelity VIP III Mid Cap (Pinnacle TM)                              (695,925)    10,862,299    10,166,374
  MFS Capital Opportunities (Pinnacle TM)                             (141,863)       860,942       719,079
  MFS Emerging Growth (Pinnacle TM)                                   (139,572)       579,995       440,423
  MFS Investors Growth Stock (Pinnacle TM)                              72,502          7,510        80,012
  MFS Mid Cap Growth (Pinnacle TM)                                    (444,697)       994,621       549,924
  MFS New Discovery (Pinnacle TM)                                     (104,733)       753,152       648,419
  MFS Total Return (Pinnacle TM)                                         5,868        153,597       159,465
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                           46,343        249,774       296,117
  Fidelity VIP Balanced (Pinnacle IV TM)                               337,451      1,008,683     1,346,134
  Fidelity VIP Contrafund (Pinnacle IV TM)                           4,042,923      9,241,014    13,283,937
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)            74,572        190,659       265,231
  Fidelity VIP Equity-Income (Pinnacle IV TM)                        1,211,286      3,673,575     4,884,861
  Fidelity VIP Growth (Pinnacle IV TM)                                  16,663      1,581,298     1,597,961
  Fidelity VIP Growth & Income (Pinnacle IV TM)                        494,778      2,428,423     2,923,201
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   249,267        365,316       614,583
  Fidelity VIP High Income (Pinnacle IV TM)                            140,113        636,178       776,291
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  528,275      1,258,252     1,786,527
  Fidelity VIP Mid Cap (Pinnacle IV TM)                              1,730,468      3,475,329     5,205,797
  Fidelity VIP Overseas (Pinnacle IV TM)                             1,072,263        252,740     1,325,003
  Fidelity VIP Asset Manager (Pinnacle TM)                              29,686         63,275        92,961
  Fidelity VIP Balanced (Pinnacle TM)                                  133,596        245,868       379,464
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)              145,986         35,185       181,171
  Fidelity VIP High Income (Pinnacle TM)                                22,602        126,217       148,819
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     (20,537)       128,354       107,817
  Fidelity VIP Overseas (Pinnacle TM)                                  232,691        198,859       431,550
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                586,948        387,125       974,073
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   1,806,045      3,326,438     5,132,483
  Franklin Growth and Income Securities (Pinnacle TM)                 (825,827)     8,495,084     7,669,257
  Franklin Income Securities (Pinnacle TM)                            (503,675)    18,446,635    17,942,960
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          (23,976)       113,301        89,325
  Putnam VT Growth and Income (Pinnacle IV TM)                         138,767      1,001,776     1,140,543
  Putnam VT International Equity (Pinnacle IV TM)                      248,697      1,126,776     1,375,473
  Putnam VT Small Cap Value (Pinnacle IV TM)                           436,934      1,612,601     2,049,535
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)           48,185        476,531       524,716
  Putnam VT Voyager (Pinnacle IV TM)                                      (400)       167,041       166,641
  Putnam VT Discovery Growth (Pinnacle TM)                               7,937         72,903        80,840
  Putnam VT Growth and Income (Pinnacle TM)                             33,290        367,249       400,539
  Putnam VT International Equity (Pinnacle TM)                         189,267        857,308     1,046,575
  Putnam VT Small Cap Value (Pinnacle TM)                              (86,609)     2,941,956     2,855,347
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              11,999         81,430        93,429
  Putnam VT Voyager (Pinnacle TM)                                      (20,044)        51,143        31,099


                                                                                UNIT TRANSACTIONS
                                                                 -----------------------------------------------


                                                                                                       Increase
                                                                   Units      Units        Units      (decrease)
                            Division                             purchased   redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                         1,207     (2,411)        4,405        3,201
  MFS Emerging Growth (Pinnacle IV TM)                                 751     (3,950)       14,035       10,836
  MFS Investors Growth Stock (Pinnacle IV TM)                        1,337     (1,198)       16,838       16,977
  MFS Mid Cap Growth (Pinnacle IV TM)                               45,051    (12,245)       (2,537)      30,269
  MFS New Discovery (Pinnacle IV TM)                                    --       (213)       (3,487)      (3,700)
  MFS Total Return (Pinnacle IV TM)                                 13,718    (17,898)      (22,364)     (26,544)
  Fidelity VIP Growth (Pinnacle TM)                                  1,135    (31,132)      (26,392)     (56,389)
  Fidelity VIP III Mid Cap (Pinnacle TM)                             2,000    (58,082)       (2,703)     (58,785)
  MFS Capital Opportunities (Pinnacle TM)                                1    (25,377)       (5,431)     (30,807)
  MFS Emerging Growth (Pinnacle TM)                                  1,965    (17,757)      (10,869)     (26,661)
  MFS Investors Growth Stock (Pinnacle TM)                              --     (1,327)        7,407        6,080
  MFS Mid Cap Growth (Pinnacle TM)                                     116    (47,050)      (16,279)     (63,213)
  MFS New Discovery (Pinnacle TM)                                    1,062    (25,753)        6,333      (18,358)
  MFS Total Return (Pinnacle TM)                                        --     (1,497)          702         (795)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                          305       (233)        2,822        2,894
  Fidelity VIP Balanced (Pinnacle IV TM)                            10,175     (4,652)       12,443       17,966
  Fidelity VIP Contrafund (Pinnacle IV TM)                         111,597    (35,502)      112,884      188,979
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)         6,024       (630)       (2,024)       3,370
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       26,499    (18,888)       29,196       36,807
  Fidelity VIP Growth (Pinnacle IV TM)                               5,184    (10,159)         (898)      (5,873)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     44,661    (12,973)      (14,582)      17,106
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 4,104     (1,612)       16,939       19,431
  Fidelity VIP High Income (Pinnacle IV TM)                            481     (2,845)        8,234        5,870
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)               32,211    (12,499)       26,838       46,550
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             42,301    (12,694)       39,730       69,337
  Fidelity VIP Overseas (Pinnacle IV TM)                            26,099     (2,341)       44,888       68,646
  Fidelity VIP Asset Manager (Pinnacle TM)                              --       (162)        2,486        2,324
  Fidelity VIP Balanced (Pinnacle TM)                                  247     (1,394)       10,213        9,066
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               85     (6,627)       16,484        9,942
  Fidelity VIP High Income (Pinnacle TM)                                --     (1,291)        2,181          890
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     288     (1,533)       (1,009)      (2,254)
  Fidelity VIP Overseas (Pinnacle TM)                                  275     (6,802)       19,832       13,305
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              4,244     (2,968)       30,973       32,249
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  19,987    (12,907)       14,744       21,824
  Franklin Growth and Income Securities (Pinnacle TM)                4,781   (133,315)      (10,436)    (138,970)
  Franklin Income Securities (Pinnacle TM)                          14,257   (238,167)        7,768     (216,142)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                           --     (2,593)         (232)      (2,825)
  Putnam VT Growth and Income (Pinnacle IV TM)                       2,010     (5,434)        3,143         (281)
  Putnam VT International Equity (Pinnacle IV TM)                    5,670     (4,267)       (3,851)      (2,448)
  Putnam VT Small Cap Value (Pinnacle IV TM)                         5,809     (9,179)       13,248        9,878
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        1,387     (3,809)        2,354          (68)
  Putnam VT Voyager (Pinnacle IV TM)                                    62       (135)         (454)        (527)
  Putnam VT Discovery Growth (Pinnacle TM)                             117        (69)           24           72
  Putnam VT Growth and Income (Pinnacle TM)                             --     (2,010)          613       (1,397)
  Putnam VT International Equity (Pinnacle TM)                       5,410    (23,405)       15,885       (2,110)
  Putnam VT Small Cap Value (Pinnacle TM)                              182     (8,113)      (22,050)     (29,981)
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              --       (627)          887          260
  Putnam VT Voyager (Pinnacle TM)                                        7     (1,377)         (301)      (1,671)


See accompanying notes.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                      For the Year Ended December 31, 2006



                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         $       26,261   $    144,060   $         150,513   $      320,834
  Franklin Income Securities (Pinnacle IV TM)                           148,451        148,114             806,291        1,102,856
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                 (12,448)        18,504             156,478          162,534
  Franklin Mutual Shares Securities (Pinnacle IV TM)                     29,214        216,707             527,745          773,666
  Templeton Foreign Securities (Pinnacle IV TM)                          (4,921)       116,859             404,225          516,163
  Templeton Growth Securities (Pinnacle IV TM)                           (3,913)       228,575             209,235          433,897
  Van Kampen LIT Comstock (Pinnacle IV TM)                               11,907         73,089              80,951          165,947
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                       (5,963)         5,523               1,226              786
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)                (7,529)       116,398             211,890          320,759
  Franklin Large Cap Growth Securities (Pinnacle TM)                     (3,539)        22,828              19,304           38,593
  Franklin Mutual Shares Securities (Pinnacle TM)                        10,816        172,650              81,810          265,276
  Templeton Foreign Securities (Pinnacle TM)                             (7,370)       394,278              10,942          397,850
  Templeton Growth Securities (Pinnacle TM)                              (2,770)       130,441             105,623          233,294
  Van Kampen LIT Comstock (Pinnacle TM)                                   7,049         36,697              23,522           67,268
  Van Kampen LIT Strategic Growth (Pinnacle TM)                          (1,013)           448               1,709            1,144
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                   (7,578)       304,077             123,005          419,504
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                              (1,431)        13,161              63,549           75,279
  DWS Small Cap Index VIP (Pinnacle IV TM)                                 (470)         4,969               6,564           11,063
  DWS Equity 500 Index VIP (Pinnacle TM)                                (10,149)       911,776             111,174        1,012,801
  DWS VIT Small Cap Index VIP (Pinnacle TM)                             (14,652)       376,694              (2,451)         359,591
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                             (31,672)       163,957             608,273          740,558
  DWS Small Cap Index VIP (Pinnacle IV TM)                               (7,079)        75,942              38,625          107,488

                                                             INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                           -------------------------------------------------------------------------
                                                                                            Net                       Net increase
                                                                                         transfers                   (decrease) in
                                                           Contributions    Contract       among       Contract     net assets from
                                                           from contract  terminations   investment   maintenance   contract related
                            Division                           holders    and benefits    options        charges      transactions
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)   $     286,266  $    (99,216)  $   190,511  $      (637)  $       376,924
  Franklin Income Securities (Pinnacle IV TM)                  1,856,306      (372,470)      741,835         (999)        2,224,672
  Franklin Large Cap Growth Securities (Pinnacle IV TM)           78,079       (66,091)       85,161         (220)           96,929
  Franklin Mutual Shares Securities (Pinnacle IV TM)             942,408      (207,642)      469,750         (477)        1,204,039
  Templeton Foreign Securities (Pinnacle IV TM)                  445,922      (162,951)       11,516         (554)          293,933
  Templeton Growth Securities (Pinnacle IV TM)                   291,245       (86,789)      551,536         (194)          755,798
  Van Kampen LIT Comstock (Pinnacle IV TM)                        53,590       (60,585)      149,078         (224)          141,859
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                13,315       (16,345)       20,455          (60)           17,365
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)        197,881       (71,064)      486,604         (355)          613,066
  Franklin Large Cap Growth Securities (Pinnacle TM)                 144       (50,364)       23,796          (63)          (26,487)
  Franklin Mutual Shares Securities (Pinnacle TM)                  3,610      (322,715)      261,168         (450)          (58,387)
  Templeton Foreign Securities (Pinnacle TM)                       2,903      (316,750)     (816,370)        (254)       (1,130,471)
  Templeton Growth Securities (Pinnacle TM)                       12,146      (162,325)      573,623         (246)          423,198
  Van Kampen LIT Comstock (Pinnacle TM)                              756       (47,702)     (123,071)        (252)         (170,269)
  Van Kampen LIT Strategic Growth (Pinnacle TM)                       --          (335)        5,676          (27)            5,314
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)            11,194      (137,295)      121,020         (244)           (5,325)
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                        3,830       (56,066)       (2,970)         (90)          (55,296)
  DWS Small Cap Index VIP (Pinnacle IV TM)                            --        (1,666)       (1,431)         (47)           (3,144)
  DWS Equity 500 Index VIP (Pinnacle TM)                         114,918    (1,801,511)     (470,496)      (3,053)       (2,160,142)
  DWS VIT Small Cap Index VIP (Pinnacle TM)                       10,725      (429,330)      (30,371)        (673)         (449,649)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                      391,604      (361,965)      369,438       (1,449)          397,628
  DWS Small Cap Index VIP (Pinnacle IV TM)                        38,318      (139,284)      164,565         (262)           63,337




                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year      end of year
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         $     697,758   $  1,940,060   $ 2,637,818
  Franklin Income Securities (Pinnacle IV TM)                        3,327,528      6,053,818     9,381,346
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                259,463      1,706,121     1,965,584
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 1,977,705      3,891,913     5,869,618
  Templeton Foreign Securities (Pinnacle IV TM)                        810,096      2,411,163     3,221,259
  Templeton Growth Securities (Pinnacle IV TM)                       1,189,695      1,926,198     3,115,893
  Van Kampen LIT Comstock (Pinnacle IV TM)                             307,806      1,043,234     1,351,040
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                      18,151        421,250       439,401
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)              933,825        736,161     1,669,986
  Franklin Large Cap Growth Securities (Pinnacle TM)                    12,106        484,639       496,745
  Franklin Mutual Shares Securities (Pinnacle TM)                      206,889      1,553,037     1,759,926
  Templeton Foreign Securities (Pinnacle TM)                          (732,621)     2,564,881     1,832,260
  Templeton Growth Securities (Pinnacle TM)                            656,492      1,083,748     1,740,240
  Van Kampen LIT Comstock (Pinnacle TM)                               (103,001)       555,093       452,092
  Van Kampen LIT Strategic Growth (Pinnacle TM)                          6,458         74,158        80,616
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 414,179      1,378,559     1,792,738
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                             19,983        582,152       602,135
  DWS Small Cap Index VIP (Pinnacle IV TM)                               7,919         70,534        78,453
  DWS Equity 500 Index VIP (Pinnacle TM)                            (1,147,341)     8,866,552     7,719,211
  DWS VIT Small Cap Index VIP (Pinnacle TM)                            (90,058)     2,945,021     2,854,963
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          1,138,186      5,249,742     6,387,928
  DWS Small Cap Index VIP (Pinnacle IV TM)                             170,825        723,640       894,465

                                                                                UNIT TRANSACTIONS
                                                                 -----------------------------------------------


                                                                                                       Increase
                                                                   Units      Units        Units      (decrease)
                            Division                             purchased   redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)            20,380     (7,115)       13,436       26,701
  Franklin Income Securities (Pinnacle IV TM)                      118,432    (24,483)       46,997      140,946
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              6,108     (5,155)        6,339        7,292
  Franklin Mutual Shares Securities (Pinnacle IV TM)                60,823    (13,024)       29,749       77,548
  Templeton Foreign Securities (Pinnacle IV TM)                     26,216     (9,238)          456       17,434
  Templeton Growth Securities (Pinnacle IV TM)                      17,979     (5,166)       30,826       43,639
  Van Kampen LIT Comstock (Pinnacle IV TM)                           3,528     (3,949)        9,840        9,419
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                   1,069     (1,225)        1,144          988
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            7,762     (2,791)       16,761       21,732
  Franklin Large Cap Growth Securities (Pinnacle TM)                    11     (3,915)        1,494       (2,410)
  Franklin Mutual Shares Securities (Pinnacle TM)                      233    (20,219)       16,858       (3,128)
  Templeton Foreign Securities (Pinnacle TM)                           159    (18,353)      (46,058)     (64,252)
  Templeton Growth Securities (Pinnacle TM)                            729     (9,726)       32,684       23,687
  Van Kampen LIT Comstock (Pinnacle TM)                                 50     (3,124)       (7,820)     (10,894)
  Van Kampen LIT Strategic Growth (Pinnacle TM)                         --        (27)          435          408
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 411     (5,321)        2,576       (2,334)
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                            301     (4,682)         (240)      (4,621)
  DWS Small Cap Index VIP (Pinnacle IV TM)                              --       (105)          (89)        (194)
  DWS Equity 500 Index VIP (Pinnacle TM)                             8,277   (131,259)      (35,818)    (158,800)
  DWS VIT Small Cap Index VIP (Pinnacle TM)                            696    (27,364)       (6,464)     (33,132)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         32,074    (29,692)       29,439       31,821
  DWS Small Cap Index VIP (Pinnacle IV TM)                           2,763    (10,146)       11,292        3,909


See accompanying notes.

* - 2006 inception date of division.
** - 2006 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2005




                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $      (14,861)  $      5,070   $          59,996   $       50,205
  Touchstone Balanced (Pinnacle IV TM)                                    2,323        109,430             (18,570)          93,183
  Touchstone Baron Small Cap (Pinnacle IV TM)                           (33,627)        82,215             103,844          152,432
  Touchstone Conservative ETF (Pinnacle IV TM)                           (6,045)           466              17,735           12,156
  Touchstone Core Bond (Pinnacle IV TM)                                 (10,608)        (3,640)             15,783            1,535
  Touchstone Emerging Growth (Pinnacle IV TM)                            48,602        310,508            (202,150)         156,960
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                       (4,739)         3,028             (12,930)         (14,641)
  Touchstone Enhanced ETF (Pinnacle IV TM)                               (7,896)        14,897              47,595           54,596
  Touchstone Growth & Income (Pinnacle IV TM)                           (10,863)        52,376             (34,191)           7,322
  Touchstone High Yield (Pinnacle IV TM)                                (30,701)       (13,304)             78,462           34,457
  Touchstone Large Cap Growth (Pinnacle IV TM)                           (8,424)        31,928             (32,945)          (9,441)
  Touchstone Moderate ETF (Pinnacle IV TM)                              (15,352)          (924)             63,846           47,570
  Touchstone Money Market (Pinnacle IV TM)                                2,883             --                  --            2,883
  Touchstone Third Avenue Value (Pinnacle IV TM)                        (48,209)       345,111           1,004,744        1,301,646
  Touchstone Value Plus (Pinnacle IV TM)                                (15,173)        16,073               9,485           10,385
  Touchstone Aggressive ETF (Pinnacle TM)                                (8,754)           779              26,288           18,313
  Touchstone Balanced (Pinnacle TM)                                          84        142,340             (89,312)          53,112
  Touchstone Baron Small Cap (Pinnacle TM)                              (56,570)       433,866            (127,311)         249,985
  Touchstone Conservative ETF (Pinnacle TM)(January 7)*                  (1,582)           450               4,426            3,294
  Touchstone Core Bond (Pinnacle TM)                                    (13,284)        (5,038)             19,488            1,166
  Touchstone Emerging Growth (Pinnacle TM)                               13,781         86,809             (63,411)          37,179
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                          (2,216)          (108)             (7,363)          (9,687)
  Touchstone Enhanced ETF (Pinnacle TM)                                 (23,226)           363             171,632          148,769
  Touchstone Growth & Income (Pinnacle TM)                               (8,199)       100,384             (98,278)          (6,093)
  Touchstone High Yield (Pinnacle TM)                                   (49,266)       (12,789)            118,568           56,513
  Touchstone Large Cap Growth (Pinnacle TM)                             (46,548)        68,280             (81,868)         (60,136)
  Touchstone Moderate ETF (Pinnacle TM)                                  (5,441)           (66)             19,205           13,698
  Touchstone Money Market (Pinnacle TM)                                 148,760             --                  --          148,760
  Touchstone Third Avenue Value (Pinnacle TM)                           (70,074)     1,139,460             842,069        1,911,455
  Touchstone Value Plus (Pinnacle TM)                                   (21,639)        69,132             (37,888)           9,605
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                       109,076         (8,294)            (57,825)          42,957
  JP Morgan International Equity (Pinnacle IV TM)                        (5,624)         8,886              86,376           89,638
  JP Morgan Mid Cap Value (Pinnacle IV TM)                              (12,742)        96,859              91,094          175,211
  JP Morgan Bond (Pinnacle TM)                                          263,514        (60,635)           (108,282)          94,597
  JP Morgan International Equities (Pinnacle TM)                         (6,047)        95,718             (11,370)          78,301
  JP Morgan Mid Cap Value (Pinnacle TM)                                  (3,616)         3,639              30,342           30,365
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                     75,048         49,025             (33,570)          90,503
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                           7,301        721,693            (229,005)         499,989
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                               54,340        404,030            (215,491)         242,879
  Fidelity VIP II Contrafund (Pinnacle TM)                             (135,600)       895,444           1,107,685        1,867,529
  Fidelity VIP III Growth & Income (Pinnacle TM)                         14,002        238,673              (5,037)         247,638
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                    (8,438)       145,424              10,095          147,081
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                               78,175             --                  --           78,175
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                             (4,275)         9,966              (5,948)            (257)
  MFS Emerging Growth (Pinnacle IV TM)                                   (5,008)        13,739              10,911           19,642
  MFS Investors Growth Stock (Pinnacle IV TM)                              (500)           268               1,214              982
  MFS Mid Cap Growth (Pinnacle IV TM)                                   (27,709)        44,672              25,356           42,319

                                                             INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                           ------------------------------------------- -----------------------------
                                                                                                                           Net
                                                                                                                        increase
                                                                                                                       (decrease)
                                                                                             Net                         in net
                                                                                          transfers                    assets from
                                                           Contributions     Contract       among       Contract        contract
                                                           from contract   terminations   investment   maintenance       related
                            Division                           holders     and benefits    options        charges     transactions
------------------------------------------------------------------------------------------------------ -----------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)               $     335,271   $    (33,374)  $   960,384  $      (188)  $    1,262,093
  Touchstone Balanced (Pinnacle IV TM)                           246,249       (111,449)      294,870         (147)         429,523
  Touchstone Baron Small Cap (Pinnacle IV TM)                    563,528       (121,999)      330,305         (990)         770,844
  Touchstone Conservative ETF (Pinnacle IV TM)                   479,377        (20,758)      414,745           (3)         873,361
  Touchstone Core Bond (Pinnacle IV TM)                          253,127        (48,075)       90,322          (79)         295,295
  Touchstone Emerging Growth (Pinnacle IV TM)                    238,565        (41,023)      168,838         (356)         366,024
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)               291,792        (22,860)       19,982         (134)         288,780
  Touchstone Enhanced ETF (Pinnacle IV TM)                       520,269        (37,077)      690,970          (78)       1,174,084
  Touchstone Growth & Income (Pinnacle IV TM)                    210,822        (19,772)      145,573         (352)         336,271
  Touchstone High Yield (Pinnacle IV TM)                         593,424       (105,210)     (124,423)        (355)         363,436
  Touchstone Large Cap Growth (Pinnacle IV TM)                   282,967        (46,427)      (17,274)        (136)         219,130
  Touchstone Moderate ETF (Pinnacle IV TM)                     1,374,103        (18,163)      789,543          (11)       2,145,472
  Touchstone Money Market (Pinnacle IV TM)                            --         (1,303)       (9,618)         (28)         (10,949)
  Touchstone Third Avenue Value (Pinnacle IV TM)               2,152,985       (407,128)      856,996       (2,785)       2,600,068
  Touchstone Value Plus (Pinnacle IV TM)                         108,856        (54,716)      109,477         (207)         163,410
  Touchstone Aggressive ETF (Pinnacle TM)                         12,041        (70,873)       29,931         (462)         (29,363)
  Touchstone Balanced (Pinnacle TM)                                  356       (389,596)      213,117         (164)        (176,287)
  Touchstone Baron Small Cap (Pinnacle TM)                        29,791       (735,605)      (83,743)      (1,484)        (791,041)
  Touchstone Conservative ETF (Pinnacle TM)(January 7)*               --         (8,951)      212,293           --          203,342
  Touchstone Core Bond (Pinnacle TM)                                  --        (76,466)      153,218         (229)          76,523
  Touchstone Emerging Growth (Pinnacle TM)                         1,102        (17,297)      117,087         (103)         100,789
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                       --       (266,336)       21,019           (6)        (245,323)
  Touchstone Enhanced ETF (Pinnacle TM)                            4,748        (29,039)    3,030,688       (1,063)       3,005,334
  Touchstone Growth & Income (Pinnacle TM)                         8,215       (487,829)     (144,892)        (104)        (624,610)
  Touchstone High Yield (Pinnacle TM)                             16,330       (639,816)     (357,910)        (984)        (982,380)
  Touchstone Large Cap Growth (Pinnacle TM)                       20,394       (482,359)     (698,796)      (1,341)      (1,162,102)
  Touchstone Moderate ETF (Pinnacle TM)                               90        (18,738)      669,867         (133)         651,086
  Touchstone Money Market (Pinnacle TM)                          134,335     (1,349,171)    4,727,064       (2,250)       3,509,978
  Touchstone Third Avenue Value (Pinnacle TM)                     41,945     (2,282,407)    2,326,382       (4,073)          81,847
  Touchstone Value Plus (Pinnacle TM)                             11,210       (203,310)       34,428         (540)        (158,212)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                466,785       (192,295)      311,163         (703)         584,950
  JP Morgan International Equity (Pinnacle IV TM)                197,223        (31,725)      295,843         (236)         461,105
  JP Morgan Mid Cap Value (Pinnacle IV TM)                       634,119       (137,695)      293,994         (837)         789,581
  JP Morgan Bond (Pinnacle TM)                                     4,780       (992,435)       52,680       (1,915)        (936,890)
  JP Morgan International Equities (Pinnacle TM)                   7,594        (64,337)      133,913         (722)          76,448
  JP Morgan Mid Cap Value (Pinnacle TM)                            3,928        (28,930)      529,692         (230)         504,460
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)               3,075       (236,138)      106,760         (200)        (126,503)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                   25,743       (391,650)     (454,283)        (819)        (821,009)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                        17,567     (1,348,407)     (231,963)      (1,737)      (1,564,540)
  Fidelity VIP II Contrafund (Pinnacle TM)                       109,721     (1,823,999)      175,786       (4,820)      (1,543,312)
  Fidelity VIP III Growth & Income (Pinnacle TM)                  49,813       (938,988)     (485,326)      (1,586)      (1,376,087)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)              4,475       (241,487)     (153,309)        (825)        (391,146)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                     3,441,291       (769,538)     (988,320)      (3,655)       1,679,778
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                       5,000         (8,937)       14,474         (118)          10,419
  MFS Emerging Growth (Pinnacle IV TM)                            29,598         (5,964)       (3,127)        (106)          20,401
  MFS Investors Growth Stock (Pinnacle IV TM)                      2,169         (1,395)        8,001          (31)           8,744
  MFS Mid Cap Growth (Pinnacle IV TM)                            331,726       (113,433)       82,809         (685)         300,417




                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year      end of year
-----------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   1,312,298   $    477,719   $ 1,790,017
  Touchstone Balanced (Pinnacle IV TM)                                 522,706      1,380,811     1,903,517
  Touchstone Baron Small Cap (Pinnacle IV TM)                          923,276      1,906,649     2,829,925
  Touchstone Conservative ETF (Pinnacle IV TM)                         885,517         22,301       907,818
  Touchstone Core Bond (Pinnacle IV TM)                                296,830        576,784       873,614
  Touchstone Emerging Growth (Pinnacle IV TM)                          522,984        891,246     1,414,230
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                     274,139        180,575       454,714
  Touchstone Enhanced ETF (Pinnacle IV TM)                           1,228,680          7,214     1,235,894
  Touchstone Growth & Income (Pinnacle IV TM)                          343,593        614,843       958,436
  Touchstone High Yield (Pinnacle IV TM)                               397,893      1,906,696     2,304,589
  Touchstone Large Cap Growth (Pinnacle IV TM)                         209,689        587,042       796,731
  Touchstone Moderate ETF (Pinnacle IV TM)                           2,193,042         76,045     2,269,087
  Touchstone Money Market (Pinnacle IV TM)                              (8,066)       177,996       169,930
  Touchstone Third Avenue Value (Pinnacle IV TM)                     3,901,714      6,675,584    10,577,298
  Touchstone Value Plus (Pinnacle IV TM)                               173,795        938,988     1,112,783
  Touchstone Aggressive ETF (Pinnacle TM)                              (11,050)       662,549       651,499
  Touchstone Balanced (Pinnacle TM)                                   (123,175)     1,437,493     1,314,318
  Touchstone Baron Small Cap (Pinnacle TM)                            (541,056)     4,511,512     3,970,456
  Touchstone Conservative ETF (Pinnacle TM)(January 7)*                206,636             --       206,636
  Touchstone Core Bond (Pinnacle TM)                                    77,689        881,843       959,532
  Touchstone Emerging Growth (Pinnacle TM)                             137,968        234,474       372,442
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                       (255,010)       302,408        47,398
  Touchstone Enhanced ETF (Pinnacle TM)                              3,154,103        229,215     3,383,318
  Touchstone Growth & Income (Pinnacle TM)                            (630,703)       956,888       326,185
  Touchstone High Yield (Pinnacle TM)                                 (925,867)     4,021,677     3,095,810
  Touchstone Large Cap Growth (Pinnacle TM)                         (1,222,238)     4,333,691     3,111,453
  Touchstone Moderate ETF (Pinnacle TM)                                664,784         35,937       700,721
  Touchstone Money Market (Pinnacle TM)                              3,658,738      6,745,682    10,404,420
  Touchstone Third Avenue Value (Pinnacle TM)                        1,993,302     11,797,978    13,791,280
  Touchstone Value Plus (Pinnacle TM)                                 (148,607)     1,688,527     1,539,920
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                      627,907      3,035,086     3,662,993
  JP Morgan International Equity (Pinnacle IV TM)                      550,743        619,301     1,170,044
  JP Morgan Mid Cap Value (Pinnacle IV TM)                             964,792      1,959,607     2,924,399
  JP Morgan Bond (Pinnacle TM)                                        (842,293)     7,139,138     6,296,845
  JP Morgan International Equities (Pinnacle TM)                       154,749      1,066,167     1,220,916
  JP Morgan Mid Cap Value (Pinnacle TM)                                534,825         56,166       590,991
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   (36,000)       940,749       904,749
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                       (321,020)     3,364,103     3,043,083
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                          (1,321,661)     6,995,168     5,673,507
  Fidelity VIP II Contrafund (Pinnacle TM)                             324,217     13,094,154    13,418,371
  Fidelity VIP III Growth & Income (Pinnacle TM)                    (1,128,449)     5,382,944     4,254,495
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                 (244,065)     2,337,359     2,093,294
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                           1,757,953      4,627,472     6,385,425
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                            10,162        470,205       480,367
  MFS Emerging Growth (Pinnacle IV TM)                                  40,043        334,889       374,932
  MFS Investors Growth Stock (Pinnacle IV TM)                            9,726         38,500        48,226
  MFS Mid Cap Growth (Pinnacle IV TM)                                  342,736      1,798,279     2,141,015

                                                                                UNIT TRANSACTIONS
                                                                 -----------------------------------------------


                                                                                                       Increase
                                                                   Units      Units        Units      (decrease)
                            Division                             purchased   redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                        32,343     (3,262)       93,448      122,529
  Touchstone Balanced (Pinnacle IV TM)                              20,573     (9,275)       24,692       35,990
  Touchstone Baron Small Cap (Pinnacle IV TM)                       37,775     (8,211)       22,144       51,708
  Touchstone Conservative ETF (Pinnacle IV TM)                      47,025     (2,019)       40,557       85,563
  Touchstone Core Bond (Pinnacle IV TM)                             23,242     (4,425)        8,318       27,135
  Touchstone Emerging Growth (Pinnacle IV TM)                       18,890     (3,287)       13,134       28,737
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                  27,192     (2,124)        1,765       26,833
  Touchstone Enhanced ETF (Pinnacle IV TM)                          49,980     (3,560)       65,564      111,984
  Touchstone Growth & Income (Pinnacle IV TM)                       18,067     (1,727)       12,636       28,976
  Touchstone High Yield (Pinnacle IV TM)                            45,997     (8,255)       (9,873)      27,869
  Touchstone Large Cap Growth (Pinnacle IV TM)                      26,927     (4,453)       (1,697)      20,777
  Touchstone Moderate ETF (Pinnacle IV TM)                         134,013     (1,752)       76,426      208,687
  Touchstone Money Market (Pinnacle IV TM)                              --       (132)         (961)      (1,093)
  Touchstone Third Avenue Value (Pinnacle IV TM)                   144,678    (26,947)       55,534      173,265
  Touchstone Value Plus (Pinnacle IV TM)                            10,192     (5,175)       10,299       15,316
  Touchstone Aggressive ETF (Pinnacle TM)                            1,201     (6,919)        2,662       (3,056)
  Touchstone Balanced (Pinnacle TM)                                     29    (32,251)       16,577      (15,645)
  Touchstone Baron Small Cap (Pinnacle TM)                           1,172    (28,517)       (3,281)     (30,626)
  Touchstone Conservative ETF (Pinnacle TM)(January 7)*                 --       (872)       20,825       19,953
  Touchstone Core Bond (Pinnacle TM)                                    --     (7,005)       13,861        6,856
  Touchstone Emerging Growth (Pinnacle TM)                              94     (1,360)        8,801        7,535
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                         --    (24,833)        1,931      (22,902)
  Touchstone Enhanced ETF (Pinnacle TM)                                476     (2,840)      288,629      286,265
  Touchstone Growth & Income (Pinnacle TM)                             707    (42,175)      (12,287)     (53,755)
  Touchstone High Yield (Pinnacle TM)                                1,280    (49,652)      (27,986)     (76,358)
  Touchstone Large Cap Growth (Pinnacle TM)                          1,070    (25,397)      (36,996)     (61,323)
  Touchstone Moderate ETF (Pinnacle TM)                                  9     (1,838)       64,984       63,155
  Touchstone Money Market (Pinnacle TM)                             13,357   (134,443)      470,193      349,107
  Touchstone Third Avenue Value (Pinnacle TM)                          990    (50,729)       52,321        2,582
  Touchstone Value Plus (Pinnacle TM)                                1,051    (19,007)        3,230      (14,726)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                   41,622    (17,208)       27,533       51,947
  JP Morgan International Equity (Pinnacle IV TM)                   14,530     (2,407)       22,106       34,229
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          43,891     (9,600)       19,707       53,998
  JP Morgan Bond (Pinnacle TM)                                         346    (71,788)        3,644      (67,798)
  JP Morgan International Equities (Pinnacle TM)                       670     (5,645)        9,447        4,472
  JP Morgan Mid Cap Value (Pinnacle TM)                                333     (2,394)       44,885       42,824
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   168    (13,218)        5,896       (7,154)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      1,146    (17,542)      (16,873)     (33,269)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                           1,250    (97,106)      (15,922)    (111,778)
  Fidelity VIP II Contrafund (Pinnacle TM)                           6,692   (108,571)       10,700      (91,179)
  Fidelity VIP III Growth & Income (Pinnacle TM)                     4,051    (74,484)      (37,756)    (108,189)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                  469    (24,882)      (15,512)     (39,925)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                         345,070    (77,495)      (99,398)     168,177
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                           485       (895)        1,382          972
  MFS Emerging Growth (Pinnacle IV TM)                               2,782       (574)         (840)       1,368
  MFS Investors Growth Stock (Pinnacle IV TM)                          221       (145)          762          838
  MFS Mid Cap Growth (Pinnacle IV TM)                               34,215    (11,963)        9,068       31,320


See accompanying notes.

* - 2005 inception date of division.
** - 2005 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                      For the Year Ended December 31, 2005



                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV TM)                             $       (2,380)  $      1,036   $           5,457   $        4,113
  MFS Total Return (Pinnacle IV TM)                                      30,125        178,549            (173,795)          34,879
  Fidelity VIP Growth (Pinnacle TM)                                     (25,440)       248,391            (138,716)          84,235
  Fidelity VIP III Mid Cap (Pinnacle TM)                               (140,920)       961,465             794,791        1,615,336
  MFS Capital Opportunities (Pinnacle TM)                                (8,657)        51,922             (63,264)         (19,999)
  MFS Emerging Growth (Pinnacle TM)                                      (8,745)        27,080              29,090           47,425
  MFS Investors Growth Stock (Pinnacle TM)                                  (71)             3                 524              456
  MFS Mid Cap Growth (Pinnacle TM)                                      (14,704)       126,633            (110,553)           1,376
  MFS New Discovery (Pinnacle TM)                                        (9,900)        35,710              (3,927)          21,883
  MFS Total Return (Pinnacle TM)                                           (214)           372                 (80)              78
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                               (79)           250               7,399            7,570
  Fidelity VIP Balanced (Pinnacle IV TM)                                  1,753          1,064              36,057           38,874
  Fidelity VIP Contrafund (Pinnacle IV TM)                              (93,773)       529,239             609,008        1,044,474
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)               (778)         1,189              16,035           16,446
  Fidelity VIP Equity-Income (Pinnacle IV TM)                             6,809        155,217             (11,978)         150,048
  Fidelity VIP Growth (Pinnacle IV TM)                                  (17,192)        13,786              59,677           56,271
  Fidelity VIP Growth & Income (Pinnacle IV TM)                          (4,390)        58,062              84,710          138,382
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                     (2,093)         1,894              16,580           16,381
  Fidelity VIP High Income (Pinnacle IV TM)                              77,643        (11,006)            (58,146)           8,491
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                     3,778          4,761              (8,045)             494
  Fidelity VIP Mid Cap (Pinnacle IV TM)                                 (38,731)       156,730             313,319          431,318
  Fidelity VIP Overseas (Pinnacle IV TM)                                 (1,303)         4,848              31,821           35,366
  Fidelity VIP Asset Manager (Pinnacle TM)(January 4)*                     (868)         6,661               2,510            8,303
  Fidelity VIP Balanced (Pinnacle TM)                                        26          8,042               1,556            9,624
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)(May 26)*          (66)           795                 197              926
  Fidelity VIP High Income (Pinnacle TM)                                 11,154         (2,817)             (6,252)           2,085
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                          660         (1,936)              1,457              181
  Fidelity VIP Overseas (Pinnacle TM)                                      (926)         5,049              20,897           25,020
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                  22,605         (1,446)             10,529           31,688
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                         (551)       201,641             182,653          383,743
  Franklin Growth and Income Securities (Pinnacle TM)                   129,681        560,379            (499,331)         190,729
  Franklin Income Securities (Pinnacle TM)                              515,482        933,879          (1,341,153)         108,208
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            (1,364)           560               7,238            6,434
  Putnam VT Growth and Income (Pinnacle IV TM)                            1,130         16,855              18,298           36,283
  Putnam VT International Equity (Pinnacle IV TM)                        (1,615)        40,531              68,165          107,081
  Putnam VT Small Cap Value (Pinnacle IV TM)                             59,127         55,945             (30,644)          84,428
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)             1,634          5,411               4,350           11,395
  Putnam VT Voyager (Pinnacle IV TM)                                     (1,240)           838               7,188            6,786
  Putnam VT Discovery Growth (Pinnacle TM)                               (1,013)         2,522               2,127            3,636
  Putnam VT Growth and Income (Pinnacle TM)                                 481         12,464             (12,600)             345
  Putnam VT International Equity (Pinnacle TM)                              (28)        21,196              62,233           83,401
  Putnam VT Small Cap Value (Pinnacle TM)                               121,501        380,474            (336,531)         165,444
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)                  507          6,731              (4,227)           3,011
  Putnam VT Voyager (Pinnacle TM)                                          (306)            35               1,978            1,707
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)                 17,493         39,505             (20,054)          36,944
  Franklin Income Securities (Pinnacle IV TM)                           114,388         56,766            (166,192)           4,962
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                 (14,641)        30,116             (23,708)          (8,233)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                    (16,481)        63,777             256,995          304,291

                                                                   INCREASE (DECREASE) IN NET ASSETS FROM
                                                                       CONTRACT RELATED TRANSACTIONS
                                                                 -------------------------------------------
                                                                                                   Net
                                                                                                transfers
                                                                 Contributions     Contract       among
                                                                 from contract   terminations   investment
                            Division                                 holders     and benefits    options
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV TM)                             $      25,972   $    (19,319)  $     2,723
  MFS Total Return (Pinnacle IV TM)                                    667,727       (226,241)      169,915
  Fidelity VIP Growth (Pinnacle TM)                                     29,582       (230,233)     (885,909)
  Fidelity VIP III Mid Cap (Pinnacle TM)                                58,727       (864,197)     (295,393)
  MFS Capital Opportunities (Pinnacle TM)                                   60       (333,871)     (496,393)
  MFS Emerging Growth (Pinnacle TM)                                     53,343        (64,736)     (178,364)
  MFS Investors Growth Stock (Pinnacle TM)                                  --             --         4,615
  MFS Mid Cap Growth (Pinnacle TM)                                       3,805        (94,241)     (242,938)
  MFS New Discovery (Pinnacle TM)                                        5,794        (32,408)      (57,904)
  MFS Total Return (Pinnacle TM)                                           712         (3,101)      135,953
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                           86,532         (2,317)       72,027
  Fidelity VIP Balanced (Pinnacle IV TM)                               342,807        (19,924)      189,982
  Fidelity VIP Contrafund (Pinnacle IV TM)                           1,945,384       (277,142)    1,377,913
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)             9,900         (4,867)      163,334
  Fidelity VIP Equity-Income (Pinnacle IV TM)                          645,879       (224,496)      284,634
  Fidelity VIP Growth (Pinnacle IV TM)                                 114,325        (63,423)      (97,446)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                        317,811        (97,809)       34,074
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   149,378         (9,292)       10,298
  Fidelity VIP High Income (Pinnacle IV TM)                             34,042        (20,314)       74,205
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  550,959        (23,703)      438,339
  Fidelity VIP Mid Cap (Pinnacle IV TM)                                611,378       (129,192)      350,921
  Fidelity VIP Overseas (Pinnacle IV TM)                                74,249         (2,308)       71,878
  Fidelity VIP Asset Manager (Pinnacle TM)(January 4)*                      --         (1,389)       56,368
  Fidelity VIP Balanced (Pinnacle TM)                                       --       (104,030)      219,301
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)(May 26)           --             --        34,259
  Fidelity VIP High Income (Pinnacle TM)                                    --         (5,997)       82,488
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                         491        (12,611)      109,962
  Fidelity VIP Overseas (Pinnacle TM)                                       72        (10,503)      128,983
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                 61,124        (24,152)       78,032
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                     732,405       (124,331)      273,728
  Franklin Growth and Income Securities (Pinnacle TM)                   59,440     (1,175,787)     (746,674)
  Franklin Income Securities (Pinnacle TM)                             160,040     (2,540,670)     (347,091)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                           15,886         (4,462)       16,414
  Putnam VT Growth and Income (Pinnacle IV TM)                         109,712        (59,843)       50,965
  Putnam VT International Equity (Pinnacle IV TM)                      113,033        (73,613)      192,808
  Putnam VT Small Cap Value (Pinnacle IV TM)                           198,989        (32,407)       65,833
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)           52,477        (24,262)       43,573
  Putnam VT Voyager (Pinnacle IV TM)                                     8,834         (2,181)       11,564
  Putnam VT Discovery Growth (Pinnacle TM)                                  --         (4,060)      (24,054)
  Putnam VT Growth and Income (Pinnacle TM)                                 --       (104,621)      177,348
  Putnam VT International Equity (Pinnacle TM)                              --        (33,868)       76,172
  Putnam VT Small Cap Value (Pinnacle TM)                               10,531       (326,277)      374,114
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)                  --        (16,367)        5,338
  Putnam VT Voyager (Pinnacle TM)                                          360         (9,370)          637
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)               380,148        (76,527)      209,514
  Franklin Income Securities (Pinnacle IV TM)                        1,192,211       (186,949)      957,295
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                388,127        (34,459)      (78,364)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 1,063,184       (138,545)      213,397



                                                                 ------------------------------
                                                                                 Net increase
                                                                                (decrease) in
                                                                  Contract     net assets from
                                                                 maintenance   contract related
                            Division                                charges      transactions
--------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV TM)                             $       (23)  $          9,353
  MFS Total Return (Pinnacle IV TM)                                     (452)           610,949
  Fidelity VIP Growth (Pinnacle TM)                                     (933)        (1,087,493)
  Fidelity VIP III Mid Cap (Pinnacle TM)                              (2,648)        (1,103,511)
  MFS Capital Opportunities (Pinnacle TM)                               (381)          (830,585)
  MFS Emerging Growth (Pinnacle TM)                                     (242)          (189,999)
  MFS Investors Growth Stock (Pinnacle TM)                               (11)             4,604
  MFS Mid Cap Growth (Pinnacle TM)                                      (311)          (333,685)
  MFS New Discovery (Pinnacle TM)                                       (198)           (84,716)
  MFS Total Return (Pinnacle TM)                                         (14)           133,550
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                            (26)           156,216
  Fidelity VIP Balanced (Pinnacle IV TM)                                (142)           512,723
  Fidelity VIP Contrafund (Pinnacle IV TM)                            (1,888)         3,044,267
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)              (1)           168,366
  Fidelity VIP Equity-Income (Pinnacle IV TM)                           (716)           705,301
  Fidelity VIP Growth (Pinnacle IV TM)                                  (501)           (47,045)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                         (725)           253,351
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                     (93)           150,291
  Fidelity VIP High Income (Pinnacle IV TM)                             (101)            87,832
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                    (58)           965,537
  Fidelity VIP Mid Cap (Pinnacle IV TM)                                 (852)           832,255
  Fidelity VIP Overseas (Pinnacle IV TM)                                 (27)           143,792
  Fidelity VIP Asset Manager (Pinnacle TM)(January 4)*                    (7)            54,972
  Fidelity VIP Balanced (Pinnacle TM)                                    (71)           115,200
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)(May 26)         --             34,259
  Fidelity VIP High Income (Pinnacle TM)                                  (3)            76,488
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                       (60)            97,782
  Fidelity VIP Overseas (Pinnacle TM)                                    (52)           118,500
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                 (131)           114,873
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                      (533)           881,269
  Franklin Growth and Income Securities (Pinnacle TM)                 (4,150)        (1,867,171)
  Franklin Income Securities (Pinnacle TM)                            (5,840)        (2,733,561)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            (16)            27,822
  Putnam VT Growth and Income (Pinnacle IV TM)                          (216)           100,618
  Putnam VT International Equity (Pinnacle IV TM)                        (79)           232,149
  Putnam VT Small Cap Value (Pinnacle IV TM)                            (634)           231,781
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)            (68)            71,720
  Putnam VT Voyager (Pinnacle IV TM)                                     (47)            18,170
  Putnam VT Discovery Growth (Pinnacle TM)                               (18)           (28,132)
  Putnam VT Growth and Income (Pinnacle TM)                              (48)            72,679
  Putnam VT International Equity (Pinnacle TM)                          (111)            42,193
  Putnam VT Small Cap Value (Pinnacle TM)                               (532)            57,836
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)               (34)           (11,063)
  Putnam VT Voyager (Pinnacle TM)                                        (20)            (8,393)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)                (472)           512,663
  Franklin Income Securities (Pinnacle IV TM)                           (787)         1,961,770
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                 (116)           275,188
  Franklin Mutual Shares Securities (Pinnacle IV TM)                    (350)         1,137,686





                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year      end of year
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV TM)                             $      13,466   $    163,544   $   177,010
  MFS Total Return (Pinnacle IV TM)                                    645,828      2,764,084     3,409,912
  Fidelity VIP Growth (Pinnacle TM)                                 (1,003,258)     3,393,360     2,390,102
  Fidelity VIP III Mid Cap (Pinnacle TM)                               511,825     10,350,474    10,862,299
  MFS Capital Opportunities (Pinnacle TM)                             (850,584)     1,711,526       860,942
  MFS Emerging Growth (Pinnacle TM)                                   (142,574)       722,569       579,995
  MFS Investors Growth Stock (Pinnacle TM)                               5,060          2,450         7,510
  MFS Mid Cap Growth (Pinnacle TM)                                    (332,309)     1,326,930       994,621
  MFS New Discovery (Pinnacle TM)                                      (62,833)       815,985       753,152
  MFS Total Return (Pinnacle TM)                                       133,628         19,969       153,597
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                          163,786         85,988       249,774
  Fidelity VIP Balanced (Pinnacle IV TM)                               551,597        457,086     1,008,683
  Fidelity VIP Contrafund (Pinnacle IV TM)                           4,088,741      5,152,273     9,241,014
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           184,812          5,847       190,659
  Fidelity VIP Equity-Income (Pinnacle IV TM)                          855,349      2,818,226     3,673,575
  Fidelity VIP Growth (Pinnacle IV TM)                                   9,226      1,572,072     1,581,298
  Fidelity VIP Growth & Income (Pinnacle IV TM)                        391,733      2,036,690     2,428,423
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   166,672        198,644       365,316
  Fidelity VIP High Income (Pinnacle IV TM)                             96,323        539,855       636,178
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  966,031        292,221     1,258,252
  Fidelity VIP Mid Cap (Pinnacle IV TM)                              1,263,573      2,211,756     3,475,329
  Fidelity VIP Overseas (Pinnacle IV TM)                               179,158         73,582       252,740
  Fidelity VIP Asset Manager (Pinnacle TM)(January 4)*                  63,275             --        63,275
  Fidelity VIP Balanced (Pinnacle TM)                                  124,824        121,044       245,868
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)(May 26)       35,185             --        35,185
  Fidelity VIP High Income (Pinnacle TM)                                78,573         47,644       126,217
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                      97,963         30,391       128,354
  Fidelity VIP Overseas (Pinnacle TM)                                  143,520         55,339       198,859
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                146,561        240,564       387,125
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   1,265,012      2,061,426     3,326,438
  Franklin Growth and Income Securities (Pinnacle TM)               (1,676,442)    10,171,526     8,495,084
  Franklin Income Securities (Pinnacle TM)                          (2,625,353)    21,071,988    18,446,635
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                           34,256         79,045       113,301
  Putnam VT Growth and Income (Pinnacle IV TM)                         136,901        864,875     1,001,776
  Putnam VT International Equity (Pinnacle IV TM)                      339,230        787,546     1,126,776
  Putnam VT Small Cap Value (Pinnacle IV TM)                           316,209      1,296,392     1,612,601
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)           83,115        393,416       476,531
  Putnam VT Voyager (Pinnacle IV TM)                                    24,956        142,085       167,041
  Putnam VT Discovery Growth (Pinnacle TM)                             (24,496)        97,399        72,903
  Putnam VT Growth and Income (Pinnacle TM)                             73,024        294,225       367,249
  Putnam VT International Equity (Pinnacle TM)                         125,594        731,714       857,308
  Putnam VT Small Cap Value (Pinnacle TM)                              223,280      2,718,676     2,941,956
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              (8,052)        89,482        81,430
  Putnam VT Voyager (Pinnacle TM)                                       (6,686)        57,829        51,143
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)               549,607      1,390,453     1,940,060
  Franklin Income Securities (Pinnacle IV TM)                        1,966,732      4,087,086     6,053,818
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                266,955      1,439,166     1,706,121
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 1,441,977      2,449,936     3,891,913


                                                                                UNIT TRANSACTIONS
                                                                 -----------------------------------------------


                                                                                                       Increase
                                                                   Units      Units        Units      (decrease)
                            Division                             purchased   redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV TM)                                 2,521     (2,002)          208          727
  MFS Total Return (Pinnacle IV TM)                                 56,241    (19,173)       14,043       51,111
  Fidelity VIP Growth (Pinnacle TM)                                  3,925    (28,888)     (112,538)    (137,501)
  Fidelity VIP III Mid Cap (Pinnacle TM)                             2,176    (33,196)      (10,501)     (41,521)
  MFS Capital Opportunities (Pinnacle TM)                                9    (48,238)      (71,933)    (120,162)
  MFS Emerging Growth (Pinnacle TM)                                 10,001    (11,307)      (30,501)     (31,807)
  MFS Investors Growth Stock (Pinnacle TM)                              --         (1)          447          446
  MFS Mid Cap Growth (Pinnacle TM)                                     572    (14,052)      (36,004)     (49,484)
  MFS New Discovery (Pinnacle TM)                                      737     (3,679)       (6,934)      (9,876)
  MFS Total Return (Pinnacle TM)                                        65       (286)       12,281       12,060
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                        8,507       (239)        6,998       15,266
  Fidelity VIP Balanced (Pinnacle IV TM)                            29,685     (1,730)       16,344       44,299
  Fidelity VIP Contrafund (Pinnacle IV TM)                         140,944    (20,416)       99,077      219,605
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           801       (381)       13,102       13,522
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       54,055    (18,691)       24,007       59,371
  Fidelity VIP Growth (Pinnacle IV TM)                              12,032     (6,486)      (10,738)      (5,192)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     28,998     (9,007)        3,310       23,301
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                12,895       (844)          953       13,004
  Fidelity VIP High Income (Pinnacle IV TM)                          2,812     (1,665)        6,204        7,351
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)               53,051     (2,295)       42,330       93,086
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             38,674     (8,322)       20,825       51,177
  Fidelity VIP Overseas (Pinnacle IV TM)                             6,569       (198)        6,496       12,867
  Fidelity VIP Asset Manager (Pinnacle TM)(January 4)*                  --       (135)        6,095        5,960
  Fidelity VIP Balanced (Pinnacle TM)                                   --     (9,929)       20,891       10,962
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)(May 26)       --         --         2,773        2,773
  Fidelity VIP High Income (Pinnacle TM)                                --       (559)        7,760        7,201
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                      47     (1,217)       10,591        9,421
  Fidelity VIP Overseas (Pinnacle TM)                                    6       (910)       11,238       10,334
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              4,110     (1,677)        5,296        7,729
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  39,487     (6,943)       13,833       46,377
  Franklin Growth and Income Securities (Pinnacle TM)                4,578    (90,332)      (57,372)    (143,126)
  Franklin Income Securities (Pinnacle TM)                          11,298   (177,297)      (24,507)    (190,506)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                        1,484       (408)        1,579        2,655
  Putnam VT Growth and Income (Pinnacle IV TM)                       9,478     (5,210)        4,465        8,733
  Putnam VT International Equity (Pinnacle IV TM)                    8,645     (5,787)       15,570       18,428
  Putnam VT Small Cap Value (Pinnacle IV TM)                        13,060     (2,128)        4,179       15,111
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        4,353     (2,030)        3,677        6,000
  Putnam VT Voyager (Pinnacle IV TM)                                   719       (203)          988        1,504
  Putnam VT Discovery Growth (Pinnacle TM)                              --       (338)       (2,176)      (2,514)
  Putnam VT Growth and Income (Pinnacle TM)                             --     (8,990)       14,076        5,086
  Putnam VT International Equity (Pinnacle TM)                          --     (2,848)        6,617        3,769
  Putnam VT Small Cap Value (Pinnacle TM)                              704    (21,862)       25,707        4,549
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              --     (1,358)          510         (848)
  Putnam VT Voyager (Pinnacle TM)                                       30       (804)           53         (721)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)            29,351     (5,960)       16,098       39,489
  Franklin Income Securities (Pinnacle IV TM)                       84,307    (13,315)       67,524      138,516
  Franklin Large Cap Growth Securities (Pinnacle IV TM)             31,090     (2,793)       (6,753)      21,544
  Franklin Mutual Shares Securities (Pinnacle IV TM)                77,951    (10,068)       15,343       83,226


See accompanying notes.

* - 2005 inception date of division.
** - 2005 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                      For the Year Ended December 31, 2005



                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                  Net realized      unrealized       (decrease) in
                                                                                  gain (loss)      appreciation        net assets
                                                                 Net investment    on sale of     (depreciation)     resulting from
                            Division                             income (loss)    investments    during the period     operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities (Pinnacle IV TM)                  $       (7,338)  $     38,145   $         155,826   $      186,633
  Templeton Growth Securities (Pinnacle IV TM)                           (4,910)        40,542              90,707          126,339
  Van Kampen LIT Comstock (Pinnacle IV TM)                               (5,252)        30,106               5,810           30,664
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                        (5,540)         1,293              28,441           24,194
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)                (5,608)       162,259              21,726          178,377
  Franklin Large Cap Growth Securities (Pinnacle TM)                     (3,440)         5,696              (3,322)          (1,066)
  Franklin Mutual Shares Securities (Pinnacle TM)                        (5,463)        97,394              37,127          129,058
  Templeton Foreign Securities (Pinnacle TM)                                (70)       162,142              56,936          219,008
  Templeton Growth Securities (Pinnacle TM)                              (3,184)        66,930              10,874           74,620
  Van Kampen LIT Comstock (Pinnacle TM)                                  (2,087)        42,705             (26,687)          13,931
  Van Kampen LIT Emerging Growth (Pinnacle TM)                             (941)           487               4,999            4,545
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                  (11,020)       358,231               2,054          349,265
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**               1,319         15,185             (17,341)            (837)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                             433          5,297              11,428           17,158
  Scudder VIT Small Cap Index (Pinnacle IV TM)                             (386)         2,912              (1,156)           1,370
  Scudder VIT EAFE Equity Index (Pinnacle TM)(July 22)**                134,775      1,295,494          (1,494,807)         (64,538)
  Scudder VIT Equity 500 Index (Pinnacle TM)                             28,033        964,763            (720,271)         272,525
  Scudder VIT Small Cap Index (Pinnacle TM)                             (10,692)       717,805            (664,091)          43,022
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**              11,378         72,102             (91,623)          (8,143)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                          (9,745)       105,751              58,915          154,921
  Scudder VIT Small Cap Index (Pinnacle IV TM)                           (5,669)        27,067              (2,188)          19,210

                                                                   INCREASE (DECREASE) IN NET ASSETS FROM
                                                                       CONTRACT RELATED TRANSACTIONS
                                                                 -------------------------------------------
                                                                                                   Net
                                                                                                transfers
                                                                 Contributions     Contract       among
                                                                 from contract   terminations   investment
                            Division                                 holders     and benefits    options
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities (Pinnacle IV TM)                  $     670,197   $    (93,101)  $   455,108
  Templeton Growth Securities (Pinnacle IV TM)                         272,180        (56,535)      499,456
  Van Kampen LIT Comstock (Pinnacle IV TM)                             142,272        (35,251)      301,357
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                       17,662        (15,818)       37,509
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)               95,288       (127,011)      286,734
  Franklin Large Cap Growth Securities (Pinnacle TM)                     3,722        (72,940)      120,131
  Franklin Mutual Shares Securities (Pinnacle TM)                        2,590        (78,535)       97,279
  Templeton Foreign Securities (Pinnacle TM)                             9,122        (59,851)    1,443,039
  Templeton Growth Securities (Pinnacle TM)                              4,653       (190,824)      500,432
  Van Kampen LIT Comstock (Pinnacle TM)                                  2,701        (87,138)      207,487
  Van Kampen LIT Emerging Growth (Pinnacle TM)                              --           (203)        3,557
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                   6,844        (74,941)      196,946
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**                 --         (1,499)     (105,942)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                         18,419        (31,026)        2,567
  Scudder VIT Small Cap Index (Pinnacle IV TM)                           6,023         (2,817)        5,208
  Scudder VIT EAFE Equity Index (Pinnacle TM)(July 22)**                39,050       (476,815)   (8,728,115)
  Scudder VIT Equity 500 Index (Pinnacle TM)                            63,880     (1,769,688)   (1,002,366)
  Scudder VIT Small Cap Index (Pinnacle TM)                             12,248       (995,278)     (148,566)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**            106,863        (27,405)     (786,761)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                        876,874       (312,614)      610,609
  Scudder VIT Small Cap Index (Pinnacle IV TM)                          46,643        (41,907)       45,208



                                                                 ------------------------------
                                                                                 Net increase
                                                                                (decrease) in
                                                                  Contract     net assets from
                                                                 maintenance   contract related
                            Division                                charges      transactions
------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities (Pinnacle IV TM)                  $      (302)  $      1,031,902
  Templeton Growth Securities (Pinnacle IV TM)                          (154)           714,947
  Van Kampen LIT Comstock (Pinnacle IV TM)                              (161)           408,217
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                        (54)            39,299
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)                (91)           254,920
  Franklin Large Cap Growth Securities (Pinnacle TM)                     (75)            50,838
  Franklin Mutual Shares Securities (Pinnacle TM)                       (450)            20,884
  Templeton Foreign Securities (Pinnacle TM)                            (199)         1,392,111
  Templeton Growth Securities (Pinnacle TM)                             (240)           314,021
  Van Kampen LIT Comstock (Pinnacle TM)                                 (419)           122,631
  Van Kampen LIT Emerging Growth (Pinnacle TM)                           (19)             3,335
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                  (142)           128,707
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**              (43)          (107,484)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                         (121)           (10,161)
  Scudder VIT Small Cap Index (Pinnacle IV TM)                           (56)             8,358
  Scudder VIT EAFE Equity Index (Pinnacle TM)(July 22)**              (1,806)        (9,167,686)
  Scudder VIT Equity 500 Index (Pinnacle TM)                          (3,910)        (2,712,084)
  Scudder VIT Small Cap Index (Pinnacle TM)                             (745)        (1,132,341)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**             (151)          (707,454)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                       (1,257)         1,173,612
  Scudder VIT Small Cap Index (Pinnacle IV TM)                          (246)            49,698






                                                                    Increase     Net assets,
                                                                 (decrease) in   beginning of   Net assets,
                            Division                               net assets         year      end of year
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities (Pinnacle IV TM)                  $   1,218,535   $  1,192,628   $ 2,411,163
  Templeton Growth Securities (Pinnacle IV TM)                         841,286      1,084,912     1,926,198
  Van Kampen LIT Comstock (Pinnacle IV TM)                             438,881        604,353     1,043,234
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                       63,493        357,757       421,250
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)              433,297        302,864       736,161
  Franklin Large Cap Growth Securities (Pinnacle TM)                    49,772        434,867       484,639
  Franklin Mutual Shares Securities (Pinnacle TM)                      149,942      1,403,095     1,553,037
  Templeton Foreign Securities (Pinnacle TM)                         1,611,119        953,762     2,564,881
  Templeton Growth Securities (Pinnacle TM)                            388,641        695,107     1,083,748
  Van Kampen LIT Comstock (Pinnacle TM)                                136,562        418,531       555,093
  Van Kampen LIT Emerging Growth (Pinnacle TM)                           7,880         66,278        74,158
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 477,972        900,587     1,378,559
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**           (108,321)       108,321            --
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                          6,997        575,155       582,152
  Scudder VIT Small Cap Index (Pinnacle IV TM)                           9,728         60,806        70,534
  Scudder VIT EAFE Equity Index (Pinnacle TM)(July 22)**            (9,232,224)     9,232,224            --
  Scudder VIT Equity 500 Index (Pinnacle TM)                        (2,439,559)    11,306,111     8,866,552
  Scudder VIT Small Cap Index (Pinnacle TM)                         (1,089,319)     4,034,340     2,945,021
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**           (715,597)       715,597            --
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                      1,328,533      3,921,209     5,249,742
  Scudder VIT Small Cap Index (Pinnacle IV TM)                          68,908        654,732       723,640


                                                                                UNIT TRANSACTIONS
                                                                 -----------------------------------------------


                                                                                                       Increase
                                                                   Units      Units        Units      (decrease)
                            Division                             purchased   redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities (Pinnacle IV TM)                     45,033     (6,274)       30,706       69,465
  Templeton Growth Securities (Pinnacle IV TM)                      18,534     (3,905)       35,088       49,717
  Van Kampen LIT Comstock (Pinnacle IV TM)                          10,004     (2,500)       21,365       28,869
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                    1,429     (1,277)        2,974        3,126
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            4,804     (5,961)       15,821       14,664
  Franklin Large Cap Growth Securities (Pinnacle TM)                   296     (5,830)        9,569        4,035
  Franklin Mutual Shares Securities (Pinnacle TM)                      191     (5,710)        7,079        1,560
  Templeton Foreign Securities (Pinnacle TM)                           611     (4,020)       98,229       94,820
  Templeton Growth Securities (Pinnacle TM)                            316    (13,078)       34,667       21,905
  Van Kampen LIT Comstock (Pinnacle TM)                                194     (6,191)       14,520        8,523
  Van Kampen LIT Emerging Growth (Pinnacle TM)                          --        (17)          297          280
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 375     (3,718)       11,600        8,257
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**             --       (121)       (8,250)      (8,371)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                      1,618     (2,801)          234         (949)
  Scudder VIT Small Cap Index (Pinnacle IV TM)                         427       (229)          365          563
  Scudder VIT EAFE Equity Index (Pinnacle TM)(July 22)**             3,615    (44,313)     (806,295)    (846,993)
  Scudder VIT Equity 500 Index (Pinnacle TM)                         5,063   (139,699)      (78,125)    (212,761)
  Scudder VIT Small Cap Index (Pinnacle TM)                            881    (71,886)      (11,846)     (82,851)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM)(July 22)**          8,981     (2,363)      (66,601)     (59,983)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                     77,420    (27,679)       53,533      103,274
  Scudder VIT Small Cap Index (Pinnacle IV TM)                       3,881     (3,505)        3,653        4,029


See accompanying notes.

* - 2005 inception date of division.
** - 2005 closing date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); J.P. Morgan Series Trust II ("JPMorgan Series"); Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds"); Putnam Variable Trust Funds ("Putnam VT Funds"); DWS Scudder Investments Variable Insurance Trust Funds ("DWS Funds") (formally Scudder), Touchstone Variable Series Trust Funds ("Touchstone

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Portfolios"). Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment adviser of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management Inc. is the investment adviser to the JPMorgan Series. Massachusetts Financial Services Company is the investment adviser to the MFS Funds. Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holder's account value in a Separate Account division, also referred to as the subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has one hundred nineteen divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the dividends line on the Statements of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                              Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2006 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2006) and the cost of shares held at December 31, 2006 for each division were as follows:


                       DIVISION                                                PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                                  $ 1,156,188     $   411,546     $ 2,511,553
  Touchstone Balanced (Pinnacle IV TM)                                            445,207         135,698       2,152,242
  Touchstone Baron Small Cap (Pinnacle IV TM)                                   1,222,741         396,715       3,287,023
  Touchstone Conservative ETF (Pinnacle IV TM)                                  1,077,994         201,249       1,782,418
  Touchstone Core Bond (Pinnacle IV TM)                                           478,563         280,739       1,070,295
  Touchstone Mid Cap Growth (Pinnacle IV TM)                                      743,293         244,982       2,060,203
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                                524,147         207,277         794,464
  Touchstone Enhanced ETF (Pinnacle IV TM)                                      1,318,342         327,295       2,216,883
  Touchstone Growth & Income (Pinnacle IV TM)                                     538,566         328,851       1,186,079
  Touchstone High Yield (Pinnacle IV TM)                                        1,265,633         556,182       2,999,595
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)                          418,952         177,477       1,009,263
  Touchstone Moderate ETF (Pinnacle IV TM)                                      1,572,251         431,642       3,379,411
  Touchstone Money Market (Pinnacle IV TM)                                          8,258           5,200         172,990
  Touchstone Third Avenue Value (Pinnacle IV TM)                                4,455,991       1,040,894      11,762,222
  Touchstone Value Plus (Pinnacle IV TM)                                          345,181         131,571       1,182,848
  Touchstone Aggressive ETF (Pinnacle TM)                                         340,936         270,081         722,715
  Touchstone Balanced (Pinnacle TM)                                             1,321,982       1,481,764       1,241,547
  Touchstone Baron Small Cap (Pinnacle TM)                                        475,654       1,238,854       2,374,894
  Touchstone Conservative ETF (Pinnacle TM)                                        13,462          11,647         204,702
  Touchstone Core Bond (Pinnacle TM)                                              245,303         299,446         905,075
  Touchstone Mid Cap Growth (Pinnacle TM)                                         552,585         578,598         382,277
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                                     4,892          23,013          33,583
  Touchstone Enhanced ETF (Pinnacle TM)                                           686,761         363,246       3,584,427
  Touchstone Growth & Income (Pinnacle TM)                                         54,199          89,346         291,906
  Touchstone High Yield (Pinnacle TM)                                             416,387         939,738       2,567,495
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                              86,193       1,217,838       1,579,919
  Touchstone Moderate ETF (Pinnacle TM)                                           148,412         219,728         622,631
  Touchstone Money Market (Pinnacle TM)                                        11,524,509      13,647,368       8,281,573
  Touchstone Third Avenue Value (Pinnacle TM)                                   2,758,290       3,710,372      10,086,989
  Touchstone Value Plus (Pinnacle TM)                                             194,291         466,393       1,044,663
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                                 741,430         483,587       3,955,969
  JP Morgan International Equity (Pinnacle IV TM)                                 703,672         247,891       1,535,660
  JP Morgan Mid Cap Value (Pinnacle IV TM)                                        441,709         381,540       2,689,539
  JP Morgan Bond (Pinnacle TM)                                                    784,331       2,519,139       4,538,102
  JP Morgan International Equities (Pinnacle TM)                                  437,233         538,810       1,086,936
  JP Morgan Mid Cap Value (Pinnacle TM)                                            50,831         322,365         326,068
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                              180,164         246,054         793,437
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                                   841,946       1,795,037       2,177,214
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                                      1,271,989       1,268,142       5,534,431
  Fidelity VIP II Contrafund (Pinnacle TM)                                      2,980,638       3,799,843       9,443,130


                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2.  INVESTMENTS (CONTINUED)


                         DIVISION                                              PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth & Income (Pinnacle TM)                              $   599,587     $ 1,341,680     $ 2,993,358
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                             134,402         646,421       1,432,724
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)                                      631,152          35,743         597,470
  Touchstone Conservative ETF (Pinnacle IV TM)                                  2,045,382          38,276       2,008,640
  Touchstone Enhanced ETF (Pinnacle IV TM)                                        656,966          46,197         613,399
  Touchstone Moderate ETF (Pinnacle IV TM)                                        675,372          59,094         619,040
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)                                155,722             132         155,590
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)                                   107,612              82         107,530
  Touchstone Money Market (Pinnacle IV TM)                                     17,915,705      12,910,109      11,391,029
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                                      151,376         115,483         480,376
  MFS Emerging Growth (Pinnacle IV TM)                                          1,249,600       1,131,421         484,013
  MFS Investors Growth Stock (Pinnacle IV TM)                                     191,025          14,717         222,015
  MFS Mid Cap Growth (Pinnacle IV TM)                                             598,623         252,929       2,194,987
  MFS New Discovery (Pinnacle IV TM)                                               16,205          54,447         128,912
  MFS Total Return (Pinnacle IV TM)                                               996,548       1,178,122       3,178,547
  Fidelity VIP Growth (Pinnacle TM)                                                74,114         575,632       1,718,134
  Fidelity VIP III Mid Cap (Pinnacle TM)                                        2,097,307       2,708,333       7,022,220
  MFS Capital Opportunities (Pinnacle TM)                                           9,690         247,192         564,558
  MFS Emerging Growth (Pinnacle TM)                                             1,324,724       1,501,401         409,507
  MFS Investors Growth Stock (Pinnacle TM)                                         84,109          16,215          75,666
  MFS Mid Cap Growth (Pinnacle TM)                                                 46,770         473,926         494,534
  MFS New Discovery (Pinnacle TM)                                                 553,243         745,821         600,986
  MFS Total Return (Pinnacle TM)                                                  158,798         157,987         152,856
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                                      53,942          19,870         274,866
  Fidelity VIP Balanced (Pinnacle IV TM)                                          470,518         204,233       1,231,817
  Fidelity VIP Contrafund (Pinnacle IV TM)                                      5,638,950       1,664,472      12,309,581
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)                      640,115         599,660         252,088
  Fidelity VIP Equity-Income (Pinnacle IV TM)                                   1,430,948         352,482       4,433,820
  Fidelity VIP Growth (Pinnacle IV TM)                                            252,988         326,131       1,391,886
  Fidelity VIP Growth & Income (Pinnacle IV TM)                                   653,681         400,364       2,485,682
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                              253,987          24,945         563,400
  Fidelity VIP High Income (Pinnacle IV TM)                                       229,669         105,699         795,003
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                           1,023,202         506,133       1,756,051
  Fidelity VIP Mid Cap (Pinnacle IV TM)                                         2,283,109         547,073       4,600,236
  Fidelity VIP Overseas (Pinnacle IV TM)                                        1,026,924          96,336       1,170,001
  Fidelity VIP Asset Manager (Pinnacle TM)                                         28,429           2,826          86,485
  Fidelity VIP Balanced (Pinnacle TM)                                           1,331,143       1,212,769         363,069
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)                         825,307         671,688         185,142
  Fidelity VIP High Income (Pinnacle TM)                                          411,278         395,630         153,953
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                                338,951         341,910         107,153
  Fidelity VIP Overseas (Pinnacle TM)                                             436,326         262,794         391,717

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2.  INVESTMENTS (CONTINUED)


                         DIVISION                                              PURCHASES         SALES           COST
-------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                       $   698,624     $   127,121     $   945,322
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                              1,537,210         770,898       3,802,627
  Franklin Growth and Income Securities (Pinnacle TM)                             823,236       2,305,034       5,852,738
  Franklin Income Securities (Pinnacle TM)                                      2,265,006       5,028,869      13,499,707
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                                       3,308          37,965          70,030
  Putnam VT Growth and Income (Pinnacle IV TM)                                    334,861         299,484         970,959
  Putnam VT International Equity (Pinnacle IV TM)                                 277,006         319,345       1,000,382
  Putnam VT Small Cap Value (Pinnacle IV TM)                                      735,552         394,065       1,803,146
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)                      93,278          73,398         473,536
  Putnam VT Voyager (Pinnacle IV TM)                                              140,416         146,294         154,706
  Putnam VT Discovery Growth (Pinnacle TM)                                          2,911           3,001          62,639
  Putnam VT Growth and Income (Pinnacle TM)                                       333,153         347,805         347,811
  Putnam VT International Equity (Pinnacle TM)                                    552,795         583,783         856,569
  Putnam VT Small Cap Value (Pinnacle TM)                                       3,414,771       3,681,014       2,749,856
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)                        560,948         582,647          85,885
  Putnam VT Voyager (Pinnacle TM)                                                 139,754         158,388          28,929
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)                          671,765         166,630       2,353,462
  Franklin Income Securities (Pinnacle IV TM)                                   3,151,292         758,964       8,331,287
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                           297,741         213,260       1,740,507
  Franklin Mutual Shares Securities (Pinnacle IV TM)                            1,664,284         309,351       4,820,520
  Templeton Foreign Securities (Pinnacle IV TM)                                   756,620         467,609       2,515,550
  Templeton Growth Securities (Pinnacle IV TM)                                  1,543,588         708,196       2,696,442
  Van Kampen LIT Comstock (Pinnacle IV TM)                                        369,982         161,646       1,201,679
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                                112,208         100,806         383,763
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)                       1,245,572         607,763       1,396,302
  Franklin Large Cap Growth Securities (Pinnacle TM)                              200,752         230,777         450,141
  Franklin Mutual Shares Securities (Pinnacle TM)                                 361,087         367,845       1,368,379
  Templeton Foreign Securities (Pinnacle TM)                                    4,151,792       5,289,633       1,702,924
  Templeton Growth Securities (Pinnacle TM)                                       962,549         506,255       1,524,695
  Van Kampen LIT Comstock (Pinnacle TM)                                           106,721         244,441         408,377
  Van Kampen LIT Strategic Growth (Pinnacle TM)                                     6,805           2,504          67,679
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                          2,611,522       2,582,916       1,556,415
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                                        12,808          69,536         412,764
  DWS Small Cap Index VIP (Pinnacle IV TM)                                          3,679           4,229          55,386
  DWS Equity 500 Index VIP (Pinnacle TM)                                          837,756       3,008,044       6,009,843
  DWS VIT Small Cap Index VIP (Pinnacle TM)                                     1,633,817       1,995,886       2,630,387
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                                     1,018,315         652,354       5,258,769
  DWS Small Cap Index VIP (Pinnacle IV TM)                                        328,533         236,089         772,943


                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. EXPENSES

One contract is currently offered by the Separate Account: Pinnacle IV. The contract has a deferred sales load charge. Pinnacle IV charges 1.30% and 0.15% of net assets for mortality expense risks and administrative expenses, respectively. Guaranteed Minimum Accumulation Benefit ("GMAB") funds in Pinnacle IV charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. The charge for riders are deducted on a quarterly anniversary day.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS

A summary of net assets, unit values, units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2006 and 2005). Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000s)     VALUE              (000s)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
Touchstone Aggressive ETF (Pinnacle IV(TM)
                      2006           237    $311.85           $    2,812             1.55%          1.45%           11.88%
                      2005           169      10.59                1,790             0.00%          1.45%            3.11%
                      2004            47      10.27                  478            12.05%          1.45%            2.70%
Touchstone Balanced (Pinnacle IV(TM)
                      2006           159      13.73                2,189             1.89%          1.45%            9.30%
                      2005           152      12.56                1,904             1.60%          1.45%            5.12%
                      2004           116      11.95                1,381             1.71%          1.45%            7.95%
                      2003            16      11.07                  173             1.49%          1.45%           19.81%
Touchstone Baron Small Cap (Pinnacle IV(TM)
                      2006           226      18.18                4,102             0.00%          1.45%           16.56%
                      2005           181      15.60                2,830             0.00%          1.45%            6.12%
                      2004           130      14.70                1,907             0.00%          1.45%           25.96%
                      2003            71      11.67                  828             0.00%          1.45%           31.57%
                      2002            26       8.87                  233             0.00%          1.45%          (11.30%)
Touchstone Conservative ETF (Pinnacle IV(TM)
                      2006           173      11.03                1,912             0.90%          1.45%            6.58%
                      2005            88      10.34                  908             0.00%          1.45%            1.82%
                      2004             2      10.16                   22            15.62%          1.45%            1.60%
Touchstone Core Bond (Pinnacle IV(TM)
                      2006            96      11.17                1,067             4.41%          1.45%            2.55%
                      2005            80      10.89                  874             0.00%          1.45%            0.21%
                      2004            53      10.87                  577             3.91%          1.45%            1.78%
                      2003            48      10.68                  511             6.05%          1.45%            2.01%
                      2002            14      10.47                  150            49.15%          1.45%            4.70%


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
Touchstone Mid Cap Growth (Pinnacle IV TM)
                      2006           129    $ 15.99           $    2,062             0.00%          1.45%           14.50%
                      2005           101      13.97                1,414             5.95%          1.45%           13.65%
                      2004            73      12.29                  891             3.37%          1.45%           10.42%
                      2003             6      11.13                   68             0.00%          1.45%           45.11%
                      2002             2       7.67                   12             3.64%          1.45%          (23.30%)
Touchstone Enhanced Dividend 30 (Pinnacle IV TM)
                      2006            69      13.12                  903             3.13%          1.45%           24.75%
                      2005            43      10.52                  455             0.00%          1.45%           (4.47%)
                      2004            16      11.01                  181             6.12%          1.45%            3.67%
                      2003             1      10.62                   11             1.62%          1.45%           29.99%
                      2002     -*              8.17                    1             4.01%          1.45%          (18.30%)
Touchstone Enhanced ETF (Pinnacle IV TM)
                      2006           198      12.47                2,471             0.76%          1.45%           13.72%
                      2005           113      10.97                1,236             0.00%          1.45%            4.47%
                      2004             1      10.50                    7             7.82%          1.45%            5.00%
Touchstone Growth & Income (Pinnacle IV TM)
                      2006            89      13.19                1,170             2.64%          1.45%           12.03%
                      2005            81      11.77                  958             0.04%          1.45%            0.42%
                      2004            52      11.72                  615             2.51%          1.45%            8.42%
                      2003            50      10.81                  538            14.90%          1.45%           31.03%
                      2002     -*              8.25                    1             0.22%          1.45%          (17.50%)
Touchstone High Yield (Pinnacle IV TM)
                      2006           216      13.90                3,002             8.14%          1.45%            6.34%
                      2005           176      13.08                2,305             0.00%          1.45%            1.76%
                      2004           148      12.85                1,907             8.70%          1.45%            7.98%
                      2003            96      11.90                1,143            17.34%          1.45%           22.18%
                      2002            21       9.74                  204            15.04%          1.45%           (2.60%)
Touchstone Eagle Capital Appreciation (Pinnacle IV TM)
                      2006            98      12.07                1,184             0.96%          1.45%           15.10%
                      2005            76      10.48                  797             0.11%          1.45%           (1.38%)
                      2004            55      10.63                  587             1.19%          1.45%           13.33%
                      2003            40       9.38                  377             0.19%          1.45%           30.28%
                      2002            10       7.20                   72             0.00%          1.45%          (28.00%)
Touchstone Moderate ETF (Pinnacle IV TM)
                      2006           324      11.48                3,720             1.09%          1.45%            9.37%
                      2005           216      10.50                2,269             0.00%          1.45%            2.44%
                      2004             7      10.25                   76             6.73%          1.45%            2.50%
Touchstone Money Market (Pinnacle IV TM)
                      2006            17      10.45                  173             4.84%          1.45%            3.42%
                      2005            17      10.11                  170             3.11%          1.45%            1.67%
                      2004            18       9.94                  178             1.27%          1.45%           (0.10%)
                      2003            35       9.95                  346             0.99%          1.45%           (0.50%)
                      2002             7      10.00                   74             0.63%          1.45%            0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
Touchstone Third Avenue Value (Pinnacle IV TM)
                      2006           795    $ 18.81           $   14,955             1.16%          1.45%           14.20%
                      2005           642      16.47               10,577             0.90%          1.45%           15.69%
                      2004           469      14.24                6,676             0.31%          1.45%           24.15%
                      2003           304      11.47                3,483             0.31%          1.45%           38.19%
                      2002           139       8.30                1,157             2.77%          1.45%          (17.00%)
Touchstone Value Plus (Pinnacle IV TM)
                      2006           121      12.90                1,558             0.91%          1.45%           17.99%
                      2005           102      10.93                1,113             0.00%          1.45%            0.68%
                      2004            86      10.86                  939             0.89%          1.45%            8.93%
                      2003            67       9.97                  668             1.06%          1.45%           27.82%
Touchstone Aggressive ETF (Pinnacle TM)
                      2006            68      11.87                  802             1.51%          1.35%           11.99%
                      2005            61      10.60                  651             0.00%          1.35%            3.22%
                      2004            65      10.27                  663            14.12%          1.35%            2.70%
Touchstone Balanced (Pinnacle TM)
                      2006            83      13.79                1,149             1.67%          1.35%            9.41%
                      2005           104      12.61                1,314             1.36%          1.35%            5.15%
                      2004           120      11.99                1,437             1.58%          1.35%            8.21%
                      2003            31      11.08                  340             0.82%          1.35%           19.91%
                      2002            45       9.24                  419             3.64%          1.35%           (7.60%)
Touchstone Baron Small Cap (Pinnacle TM)
                      2006           120      31.31                3,752             0.00%          1.35%           16.67%
                      2005           148      26.83                3,970             0.00%          1.35%            6.22%
                      2004           179      25.26                4,512             0.00%          1.35%           26.11%
                      2003           202      20.03                4,046             0.00%          1.35%           31.60%
                      2002           185      15.22                2,810             0.00%          1.35%          (15.21%)
Touchstone Conservative ETF (Pinnacle TM)
                      2006            20      11.05                  224             0.83%          1.35%            6.69%
                      2005            20      10.36                  207             0.00%          1.35%            1.93%
Touchstone Core Bond (Pinnacle TM)
                      2006            80      11.22                  902             4.28%          1.35%            2.65%
                      2005            88      10.93                  960             0.00%          1.35%            0.31%
                      2004            81      10.90                  882             2.31%          1.35%            1.87%
                      2003           209      10.70                2,240             7.86%          1.35%            2.10%
                      2002            72      10.48                  752            11.04%          1.35%            4.80%
Touchstone Mid Cap Growth (Pinnacle TM)
                      2006            25      16.07                  395             0.00%          1.35%           14.61%
                      2005            27      14.02                  372             6.37%          1.35%           13.79%
                      2004            19      12.32                  234             2.12%          1.35%           10.49%
                      2003            13      11.15                  144             0.00%          1.35%           45.37%
                      2002             1       7.67                    6             1.21%          1.35%          (23.30%)
Touchstone Enhanced Dividend 30 (Pinnacle TM)
                      2006             3      13.18                   40             1.81%          1.35%           24.87%
                      2005             4      10.56                   47             0.00%          1.35%           (4.38%)
                      2004            27      11.04                  302             2.50%          1.35%            3.76%
                      2003             1      10.64                   15             2.38%          1.35%           30.07%
                      2002            -*       8.18                    2             0.16%          1.35%          (18.20%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
Touchstone Enhanced ETF (Pinnacle TM)
                      2006           338    $ 12.50           $    4,227             0.72%          1.35%           13.83%
                      2005           308      10.98                3,383             0.00%          1.35%            4.58%
                      2004            22      10.50                  229             6.56%          1.35%            5.00%
Touchstone Growth & Income (Pinnacle TM)
                      2006            22      13.25                  294             2.34%          1.35%           12.15%
                      2005            28      11.81                  326             0.02%          1.35%            0.45%
                      2004            81      11.76                  957             1.93%          1.35%            8.69%
                      2003            50      10.82                  546             6.46%          1.35%           30.99%
                      2002             2       8.26                   20             0.20%          1.35%          (17.40%)
Touchstone High Yield (Pinnacle TM)
                      2006           185      13.97                2,590             6.71%          1.35%            6.45%
                      2005           236      13.12                3,096             0.00%          1.35%            1.90%
                      2004           312      12.88                4,022             5.87%          1.35%            8.05%
                      2003           514      11.92                6,127             9.07%          1.35%           22.26%
                      2002           480       9.75                4,679             8.82%          1.35%           (2.50%)
Touchstone Eagle Capital Appreciation (Pinnacle TM)
                      2006           108      21.95                2,366             0.71%          1.35%           15.22%
                      2005           163      19.05                3,111             0.08%          1.35%           (1.25%)
                      2004           225      19.29                4,334             0.97%          1.35%           13.34%
                      2003           242      17.02                4,112             0.12%          1.35%           30.52%
                      2002           269      13.04                3,512             0.00%          1.35%          (31.44%)
Touchstone Moderate ETF (Pinnacle TM)
                      2006            60      11.51                  687             1.04%          1.35%            9.48%
                      2005            67      10.51                  701             0.00%          1.35%            2.55%
                      2004             4      10.25                   36             7.39%          1.35%            2.50%
Touchstone Money Market (Pinnacle TM)
                      2006           789      10.50                8,282             4.82%          1.35%            3.52%
                      2005         1,026      10.14               10,404             3.21%          1.35%            1.74%
                      2004           677       9.97                6,746             1.27%          1.35%            0.00%
                      2003         1,604       9.97               15,989             0.88%          1.35%           (0.30%)
                      2002            70      10.00                  704             0.81%          1.35%            0.00%
Touchstone Third Avenue Value (Pinnacle TM)
                      2006           252      55.31               13,938             1.01%          1.35%           14.32%
                      2005           285      48.38               13,791             0.80%          1.35%           15.84%
                      2004           282      41.77               11,798             0.23%          1.35%           24.20%
                      2003           320      33.63               10,745             0.35%          1.35%           38.34%
                      2002           323      24.31                7,847             1.54%          1.35%          (18.61%)
Touchstone Value Plus (Pinnacle TM)
                      2006           118      12.96                1,527             0.79%          1.35%           18.11%
                      2005           140      10.97                1,540             0.00%          1.35%            0.77%
                      2004           155      10.89                1,689             0.69%          1.35%            9.12%
                      2003           186       9.98                1,857             0.87%          1.35%           27.95%
                      2002            -*       7.80                   -*             1.40%          1.35%          (22.00%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON AFFILIATED
JP Morgan Bond (Pinnacle IV TM)
                      2006           338    $ 11.60           $    3,922             4.07%          1.45%            2.64%
                      2005           324      11.30                3,663             4.80%          1.45%            1.35%
                      2004           272      11.15                3,035             4.38%          1.45%            2.76%
                      2003           216      10.85                2,346             4.32%          1.45%            2.17%
                      2002           126      10.62                1,334             0.18%          1.45%            6.20%
JP Morgan International Equity (Pinnacle IV TM)
                      2006           110      17.37                1,916             0.99%          1.45%           20.28%
                      2005            81      14.44                1,170             0.78%          1.45%            9.10%
                      2004            47      13.24                  619             0.37%          1.45%           16.65%
                      2003             8      11.35                   94             0.66%          1.45%           30.46%
                      2002             2       8.70                   15             0.13%          1.45%          (13.00%)
JP Morgan Mid Cap Value (Pinnacle IV TM)
                      2006           195      17.37                3,384             1.82%          1.45%           15.15%
                      2005           194      15.08                2,924             0.92%          1.45%            7.67%
                      2004           140      14.01                1,960             0.58%          1.45%           19.23%
                      2003            52      11.75                  613             0.19%          1.45%           27.72%
                      2002             2       9.20                   18             0.00%          1.45%           (8.00%)
   JP Morgan Bond (Pinnacle TM)
                      2006           316      14.31                4,528             4.36%          1.35%            2.74%
                      2005           452      13.93                6,297             5.23%          1.35%            1.43%
                      2004           520      13.73                7,139             4.82%          1.35%            2.85%
                      2003           657      13.35                8,772             4.98%          1.35%            2.38%
                      2002           953      13.04               12,424             0.62%          1.35%            7.33%
JP Morgan International Equities (Pinnacle TM)
                      2006            89      15.20                1,358             1.16%          1.35%           20.40%
                      2005            97      12.63                1,221             0.80%          1.35%            9.22%
                      2004            92      11.56                1,066             0.55%          1.35%           16.77%
                      2003            62       9.90                  610             0.74%          1.35%           30.61%
                      2002           108       7.58                  817             0.36%          1.35%          (19.36%)
JP Morgan Mid Cap Value (Pinnacle TM)
                      2006            26      14.28                  378             2.33%          1.35%           15.27%
                      2005            48      12.39                  591             0.38%          1.35%            7.72%
                      2004             5      11.50                   56             0.00%          1.35%           15.00%
                      2003             7      12.49                   83             0.00%          1.35%           24.90%
Van Kampen UIF Emerging Markets Debt (Pinnacle TM)
                      2006            40      20.93                  835             9.72%          1.35%            9.32%
                      2005            47      19.15                  905             9.59%          1.35%           10.73%
                      2004            54      17.29                  941            10.69%          1.35%            8.61%
                      2003            67      15.92                1,064             0.00%          1.35%           26.15%
                      2002            78      12.62                  983             8.37%          1.35%            7.68%
Van Kampen UIF U.S. Real Estate (Pinnacle TM)
                      2006            82      34.44                2,831             1.30%          1.35%           36.19%
                      2005           120      25.29                3,043             1.58%          1.35%           15.46%
                      2004           154      21.90                3,364             1.89%          1.35%           34.60%
                      2003           160      16.27                2,600             0.00%          1.35%           35.58%
                      2002           225      12.00                2,706             4.39%          1.35%           (2.12%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON AFFILIATED INITIAL CLASS:
Fidelity VIP Equity-Income (Pinnacle TM)
                      2006           337    $ 17.33           $    5,831             4.69%          1.35%           18.58%
                      2005           388      14.61                5,674             2.23%          1.35%            4.46%
                      2004           500      13.99                6,995             1.59%          1.35%            9.98%
                      2003           550      12.72                6,990             1.92%          1.35%           28.61%
                      2002           595       9.89                5,880             1.92%          1.35%          (18.06%)
Fidelity VIP II Contrafund (Pinnacle TM)
                      2006           630      20.38               12,842             1.30%          1.35%           10.21%
                      2005           726      18.49               13,418             0.32%          1.35%           15.35%
                      2004           817      16.03               13,094             0.33%          1.35%           13.93%
                      2003           811      14.07               11,412             0.52%          1.35%           26.76%
                      2002           960      11.10               10,651             0.82%          1.35%          (10.63%)
Fidelity VIP III Growth & Income (Pinnacle TM)
                      2006           254      15.10                3,840             0.99%          1.35%           11.65%
                      2005           315      13.52                4,254             1.66%          1.35%            6.21%
                      2004           423      12.73                5,383             0.93%          1.35%            4.34%
                      2003           479      12.20                5,845             1.19%          1.35%           22.12%
                      2002           490       9.99                4,898             1.53%          1.35%          (17.78%)
Fidelity VIP III Growth Opportunities (Pinnacle TM)
                      2006           152      10.86                1,646             0.80%          1.35%            4.04%
                      2005           201      10.44                2,093             0.97%          1.35%            7.39%
                      2004           240       9.72                2,337             0.57%          1.35%            5.77%
                      2003           330       9.19                3,031             0.81%          1.35%           28.17%
                      2002           296       7.17                2,120             1.19%          1.35%          (22.90%)
AFFILIATED SERVICE CLASS:
Touchstone Aggressive ETF (Pinnacle IV TM)
                      2006            57      10.90                  616             6.47%          1.45%            8.97%
Touchstone Conservative ETF (Pinnacle IV TM)
                      2006           195      10.58                2,064             2.99%          1.45%            5.81%
Touchstone Enhanced ETF (Pinnacle IV TM)
                      2006            59      11.03                  648             2.65%          1.45%           10.26%
Touchstone Moderate ETF (Pinnacle IV TM)
                      2006            59      10.72                  637             3.86%          1.45%            7.23%
Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)
                      2006            14      10.87                  154            21.65%          2.05%            8.69%
Touchstone GMAB Moderate ETF (Pinnacle IV TM)
                      2006            10      10.70                  107            16.64%          2.05%            6.95%
Touchstone Money Market (Pinnacle IV TM)
                      2006         1,098      10.38               11,391             4.67%          1.45%            3.15%
                      2005           635      10.06                6,385             2.94%          1.45%            1.42%
                      2004           466       9.92                4,627             1.10%          1.45%           (0.40%)
                      2003           424       9.96                4,225             0.64%          1.45%           (0.40%)
NON-AFFILIATED SERVICE CLASS:
MFS Capital Opportunities (Pinnacle IV TM)
                      2006            49      11.81                  575             0.17%          1.45%           11.86%
                      2005            45      10.56                  480             0.55%          1.45%           (0.02%)
                      2004            45      10.56                  470             0.06%          1.45%           10.46%
                      2003             6       9.56                   58             0.00%          1.45%           25.29%
                      2002             2       7.63                   13             0.00%          1.45%          (23.70%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
MFS Emerging Growth (Pinnacle IV TM)
                      2006            44    $ 12.04           $      528             0.00%          1.45%            6.06%
                      2005            33      11.35                  375             0.00%          1.45%            7.32%
                      2004            32      10.58                  335             0.00%          1.45%           11.13%
                      2003            32       9.52                  306             0.00%          1.45%           27.96%
                      2002             1       7.44                   10             0.00%          1.45%          (25.60%)
MFS Investors Growth Stock (Pinnacle IV TM)
                      2006            22      10.93                  237             0.00%          1.45%            5.75%
                      2005             5      10.34                   48             0.14%          1.45%            2.77%
                      2004             4      10.06                   39             0.00%          1.45%            7.36%
                      2003             4       9.37                   39             0.00%          1.45%           20.75%
                      2002             2       7.76                   18             0.00%          1.45%          (22.40%)
MFS Mid Cap Growth (Pinnacle IV TM)
                      2006           241      10.24                2,469             0.00%          1.45%            0.82%
                      2005           211      10.16                2,141             0.00%          1.45%            1.37%
                      2004           179      10.02                1,798             0.00%          1.45%           12.71%
                      2003           113       8.89                1,004             0.00%          1.45%           34.70%
                      2002            46       6.60                  303             0.00%          1.45%          (34.00%)
MFS New Discovery (Pinnacle IV TM)
                      2006            13      11.82                  153             0.00%          1.45%           11.30%
                      2005            17      10.62                  177             0.00%          1.45%            3.51%
                      2004            16      10.26                  164             0.00%          1.45%            4.69%
                      2003            19       9.80                  191             0.00%          1.45%           31.54%
                      2002             1       7.45                   10             0.00%          1.45%          (25.50%)
   MFS Total Return (Pinnacle IV TM)
                      2006           257      13.22                3,400             2.76%          1.45%           10.01%
                      2005           284      12.02                3,410             2.43%          1.45%            1.15%
                      2004           233      11.88                2,764             1.36%          1.45%            9.39%
                      2003           114      10.86                1,234             1.22%          1.45%           14.32%
                      2002            35       9.50                  330             0.56%          1.45%           (5.00%)
Fidelity VIP Growth (Pinnacle TM)
                      2006           230       8.78                2,022             0.30%          1.35%            5.30%
                      2005           287       8.34                2,390             0.45%          1.35%            4.22%
                      2004           424       8.00                3,393             0.15%          1.35%            1.91%
                      2003           436       7.85                3,426             0.19%          1.35%           31.05%
                      2002           433       5.99                2,592             0.17%          1.35%          (31.15%)
Fidelity VIP III Mid Cap (Pinnacle TM)
                      2006           315      32.30               10,166             1.40%          1.35%           11.08%
                      2005           373      29.08               10,862             0.00%          1.35%           16.61%
                      2004           415      24.94               10,350             0.00%          1.35%           23.10%
                      2003           382      20.26                7,732             0.32%          1.35%           36.61%
                      2002           455      14.83                6,742             0.86%          1.35%          (11.09%)
MFS Capital Opportunities (Pinnacle TM)
                      2006            90       7.95                  719             0.18%          1.35%           11.98%
                      2005           121       7.10                  861             0.70%          1.35%            0.16%
                      2004           241       7.09                1,712             0.16%          1.35%           10.61%
                      2003           116       6.41                  746             0.00%          1.35%           25.20%
                      2002           124       5.12                  633             0.00%          1.35%          (30.72%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):

MFS Emerging Growth (Pinnacle TM)
                      2006            67     $ 6.58                $ 440             0.00%          1.35%            6.16%
                      2005            94       6.19                  580             0.00%          1.35%            7.53%
                      2004           125       5.76                  723             0.00%          1.35%           11.20%
                      2003           147       5.18                  761             0.00%          1.35%           28.22%
                      2002           159       4.04                  641             0.00%          1.35%          (34.84%)
MFS Investors Growth Stock (Pinnacle TM)
                      2006             7      11.85                   80             0.00%          1.35%            5.86%
                      2005             1      11.20                    8             0.17%          1.35%            2.81%
                      2004            -*      10.89                    2             0.00%          1.35%            8.90%
                      2003           115       7.51                  862             0.44%          1.35%           20.35%
                      2002           117       6.24                  731             0.45%          1.35%          (22.29%)
MFS Mid Cap Growth (Pinnacle TM)
                      2006            77       7.18                  550             0.00%          1.35%            0.92%
                      2005           140       7.11                  995             0.00%          1.35%            1.49%
                      2004           189       7.01                1,327             0.00%          1.35%           12.88%
                      2003           206       6.21                1,278             0.00%          1.35%           34.71%
                      2002           155       4.61                  717             0.00%          1.35%          (44.19%)
MFS New Discovery (Pinnacle TM)
                      2006            62      10.39                  648             0.00%          1.35%           11.41%
                      2005            81       9.32                  753             0.00%          1.35%            3.58%
                      2004            91       9.00                  816             0.00%          1.35%            4.77%
                      2003           126       8.59                1,081             0.00%          1.35%           31.75%
                      2002           119       6.52                  776             0.00%          1.35%          (32.78%)
MFS Total Return (Pinnacle TM)
                      2006            13      12.18                  159             3.60%          1.35%           10.12%
                      2005            14      11.06                  154             1.13%          1.35%            1.19%
                      2004             2      10.93                   20             0.00%          1.35%            9.30%
                      2003            14       9.83                  139             0.43%          1.45%           20.17%
                      2002             8       8.18                   67             0.00%          1.45%          (18.20%)
NON-AFFILIATED SERVICE CLASS 2 :
Fidelity VIP Asset Manager (Pinnacle IV TM)
                      2006            26      11.19                  296             2.32%          1.45%            5.59%
                      2005            24      10.60                  250             1.41%          1.45%            2.31%
                      2004             8      10.36                   86             0.00%          1.45%            3.60%
Fidelity VIP Balanced (Pinnacle IV TM)
                      2006           102      13.23                1,346             1.75%          1.45%            9.89%
                      2005            84      12.04                1,009             1.71%          1.45%            3.98%
                      2004            39      11.58                  457             1.42%          1.45%            3.67%
                      2003            23      11.17                  252             0.00%          1.45%           11.70%
Fidelity VIP Contrafund (Pinnacle IV TM)
                      2006           801      16.59               13,284             1.06%          1.45%            9.82%
                      2005           612      15.11                9,241             0.12%          1.45%           14.97%
                      2004           392      13.14                5,152             0.14%          1.45%           13.47%
                      2003           162      11.58                1,880             0.13%          1.45%           26.28%
                      2002            30       9.17                  273             0.00%          1.45%           (8.30%)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)
                      2006            17      15.24                  265             0.20%          1.45%           12.17%
                      2005            14      13.59                  191             0.00%          1.45%           18.96%
                      2004             1      11.42                    6             0.00%          1.45%           (0.17%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED) :

Fidelity VIP Equity-Income (Pinnacle IV TM)
                      2006           331    $ 14.75           $    4,885             4.25%          1.45%           18.20%
                      2005           294      12.48                3,674             1.67%          1.45%            4.06%
                      2004           235      11.99                2,818             1.05%          1.45%            9.60%
                      2003           136      10.94                1,493             1.15%          1.45%           28.10%
                      2002            63       8.54                  536             0.00%          1.45%          (14.60%)
Fidelity VIP Growth (Pinnacle IV TM)
                      2006           149      10.71                1,598             0.17%          1.45%            5.03%
                      2005           155      10.20                1,581             0.28%          1.45%            3.95%
                      2004           160       9.81                1,572             0.10%          1.45%            1.66%
                      2003           122       9.65                1,173             0.06%          1.45%           30.58%
                      2002            34       7.39                  248             0.00%          1.45%          (26.10%)
Fidelity VIP Growth & Income (Pinnacle IV TM)
                      2006           225      12.99                2,923             0.66%          1.45%           11.23%
                      2005           208      11.68                2,428             1.26%          1.45%            5.87%
                      2004           185      11.03                2,037             0.69%          1.45%            3.96%
                      2003           140      10.61                1,484             0.65%          1.45%           21.67%
                      2002            51       8.72                  446             0.00%          1.45%          (12.80%)
Fidelity VIP Growth Opportunities (Pinnacle IV TM)
                      2006            51      12.15                  615             0.41%          1.45%            3.60%
                      2005            31      11.73                  365             0.60%          1.45%            7.12%
                      2004            18      10.95                  199             0.30%          1.45%            5.29%
                      2003            10      10.40                  100             0.35%          1.45%           27.61%
                      2002             5       8.15                   39             0.00%          1.45%          (18.50%)
Fidelity VIP High Income (Pinnacle IV TM)
                      2006            57      13.66                  776             8.34%          1.45%            9.42%
                      2005            51      12.48                  636            14.58%          1.45%            0.84%
                      2004            44      12.38                  540             7.76%          1.45%            7.75%
                      2003            33      11.49                  379             0.00%          1.45%           14.90%
Fidelity VIP Investment Grade Bond (Pinnacle IV TM)
                      2006           168      10.64                1,787             3.15%          1.45%            2.63%
                      2005           121      10.36                1,258             1.97%          1.45%            0.43%
                      2004            28      10.32                  292             0.00%          1.45%            3.20%
Fidelity VIP Mid Cap (Pinnacle IV TM)
                      2006           266      19.55                5,206             1.10%          1.45%           10.78%
                      2005           197      17.65                3,475             0.00%          1.45%           16.29%
                      2004           146      15.18                2,212             0.00%          1.45%           22.91%
                      2003            64      12.35                  796             0.15%          1.45%           36.16%
                      2002            18       9.07                  167             0.00%          1.45%           (9.30%)
Fidelity VIP Overseas (Pinnacle IV TM)
                      2006            88      15.03                1,325             0.70%          1.45%           16.07%
                      2005            20      12.95                  253             0.64%          1.45%           17.07%
                      2004             7      11.06                   74             0.00%          1.45%           10.60%
Fidelity VIP Asset Manager (Pinnacle TM)
                      2006             8      11.22                   93             2.36%          1.35%            5.69%
                      2005             6      10.62                   63             0.24%          1.35%            2.38%
Fidelity VIP Balanced (Pinnacle TM)
                      2006            32      12.03                  379             2.44%          1.35%           10.00%
                      2005            22      10.93                  246             1.37%          1.35%            4.12%
                      2004            12      10.50                  121             0.00%          1.35%            5.00%


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED) :

Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)
                      2006            13    $ 14.25           $      181             0.26%          1.35%           12.28%
                      2005             3      12.69                   35             0.00%          1.35%           19.04%
Fidelity VIP High Income (Pinnacle TM)
                      2006            13      11.88                  149             5.19%          1.35%            9.53%
                      2005            12      10.85                  126            13.37%          1.35%            0.93%
                      2004             4      10.75                   48             0.00%          1.35%            7.50%
Fidelity VIP Investment Grade Bond (Pinnacle TM)
                      2006            10      10.67                  108             8.06%          1.35%            2.74%
                      2005            12      10.38                  128             2.07%          1.35%            0.50%
                      2004             3      10.33                   30             0.00%          1.35%            3.30%
Fidelity VIP Overseas (Pinnacle TM)
                      2006            29      15.07                  432             1.51%          1.35%           16.19%
                      2005            15      12.97                  199             0.27%          1.35%           17.16%
                      2004             5      11.07                   55             0.00%          1.35%           10.70%

NON-AFFILIATED CLASS 1:

Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)
                      2006            57      17.10                  974             8.83%          1.45%            9.21%
                      2005            25      15.65                  387             8.98%          1.45%           10.63%
                      2004            17      14.15                 2411            11.64%          1.45%            8.43%
                      2003            12      13.05                  159             0.00%          1.45%           26.09%
                      2002             4      10.35                   39            24.11%          1.45%            3.50%
Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)
                      2006           185      27.80                5,132             1.43%          1.45%           36.05%
                      2005           163      20.44                3,326             1.44%          1.45%           15.39%
                      2004           116      17.71                2,061             2.00%          1.45%           34.37%
                      2003            53      13.18                  696             0.00%          1.45%           35.60%
                      2002            17       9.72                  168             9.93%          1.45%           (2.80%)
Franklin Growth and Income Securities (Pinnacle TM)
                      2006           498      15.40                7,669             2.85%          1.35%           15.48%
                      2005           637      13.34                8,495             2.77%          1.35%            2.29%
                      2004           780      13.04               10,172             2.57%          1.35%            9.40%
                      2003           887      11.92               10,578             3.67%          1.35%           19.20%
Franklin Income Securities (Pinnacle TM)
                      2006         1,072      16.74               17,943             3.84%          1.35%           16.88%
                      2005         1,288      14.32               18,447             3.94%          1.35%            0.49%
                      2004         1,479      14.25               21,072             3.24%          1.35%           12.56%
                      2003         1,633      12.66               20,670             5.46%          1.35%           26.60%

NON-AFFILIATED CLASS 1B SHARES:

Putnam VT Discovery Growth (Pinnacle IV TM)
                      2006             7      12.28                   89             0.00%          1.45%            9.46%
                      2005            10      11.22                  113             0.00%          1.45%            5.65%
                      2004             7      10.62                   79             0.00%          1.45%            6.09%
                      2003             3      10.01                   27             0.00%          1.45%           30.00%
                      2002            -*       7.70                    1             0.00%          1.45%          (23.00%)
Putnam VT Growth and Income (Pinnacle IV TM)
                      2006            83      13.72                1,141             1.61%          1.45%           14.24%
                      2005            83      12.01                1,002             1.58%          1.45%            3.70%
                      2004            75      11.58                  865             1.47%          1.45%            9.45%
                      2003            43      10.58                  459             1.04%          1.45%           25.65%
                      2002            18       8.42                  150             0.29%          1.45%          (15.80%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
Putnam VT International Equity (Pinnacle IV TM)
                      2006            79    $ 17.50           $    1,375             0.64%          1.45%           25.87%
                      2005            81      13.91                1,127             1.28%          1.45%           10.54%
                      2004            63      12.58                  788             0.86%          1.45%           14.57%
                      2003            17      10.98                  189             0.72%          1.45%           26.64%
                      2002            11       8.67                   93             0.00%          1.45%          (13.30%)
                      2003             1      12.48                   11             0.00%          1.45%           24.80%
Putnam VT Small Cap Value (Pinnacle IV TM)
                      2006           109      18.76                2,050             2.23%          1.45%           15.60%
                      2005            99      16.23                1,613             5.57%          1.45%            5.47%
                      2004            84      15.39                1,296             0.30%          1.45%           24.41%
                      2003            60      12.37                  742             0.20%          1.45%           47.44%
                      2002            18       8.39                  153             0.07%          1.45%          (16.10%)
Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)
                      2006            39      13.49                  525             2.40%          1.45%           10.30%
                      2005            39      12.23                  477             1.84%          1.45%            2.48%
                      2004            33      11.93                  393             1.70%          1.45%            6.61%
                      2003            15      11.19                  164             0.00%          1.45%           11.90%
Putnam VT Voyager (Pinnacle IV TM)
                      2006            13      13.17                  167             0.11%          1.45%            3.91%
                      2005            13      12.67                  167             0.64%          1.45%            4.15%
                      2004            12      12.17                  142             0.13%          1.45%            3.49%
                      2003             3      11.76                   39             0.00%          1.45%           17.60%
Putnam VT Discovery Growth (Pinnacle TM)
                      2006             6      13.15                   81             0.00%          1.35%            9.58%
                      2005             6      12.00                   73             0.00%          1.35%            5.83%
                      2004             9      11.34                   97             0.00%          1.35%            6.08%
                      2003            14      10.69                  148             0.00%          1.35%           30.21%
                      2002            15       8.21                  120             0.00%          1.35%          (30.54%)
Putnam VT Growth and Income (Pinnacle TM)
                      2006            29      13.90                  401             1.48%          1.35%           14.35%
                      2005            30      12.16                  367             1.50%          1.35%            3.81%
                      2004            25      11.71                  294             1.70%          1.35%            9.64%
                      2003            46      10.68                  487             1.61%          1.35%           25.65%
                      2002            48       8.50                  408             1.60%          1.35%          (20.11%)
Putnam VT International Equity (Pinnacle TM)
                      2006            66      15.95                1,047             0.67%          1.35%           26.00%
                      2005            68      12.66                  857             1.35%          1.35%           10.64%
                      2004            64      11.44                  732             1.60%          1.35%           14.63%
                      2003            96       9.98                  956             1.04%          1.35%           26.81%
                      2002            89       7.87                  703             0.28%          1.35%          (18.78%)
Putnam VT Small Cap Value (Pinnacle TM)
                      2006           156      18.31                2,855             2.10%          1.35%           15.72%
                      2005           186      15.82                2,942             5.88%          1.35%            5.57%
                      2004           181      14.99                2,719             0.31%          1.35%           24.50%
                      2003           157      12.04                1,889             0.27%          1.35%           47.73%
                      2002           113       8.15                  924             0.23%          1.35%          (19.39%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):

Putnam VT The George Putnam Fund of Boston (Pinnacle TM)
                      2006             7    $ 13.54           $       93             1.17%          1.35%           10.42%
                      2005             7      12.26                   81             1.84%          1.35%            2.62%
                      2004             7      11.95                   89             1.35%          1.35%            6.70%
                      2003             5      11.20                   54             1.69%          1.35%           12.00%
Putnam VT Voyager (Pinnacle TM)
                      2006             2      13.22                   31             0.13%          1.35%            4.02%
                      2005             4      12.71                   51             0.76%          1.35%            4.29%
                      2004             5      12.19                   58             0.28%          1.35%            3.57%
                      2003             7      11.77                   77             0.20%          1.35%           17.70%

NON-AFFILIATED CLASS 2 :

Franklin Growth and Income Securities (Pinnacle IV TM)
                      2006           174      15.18                2,638             2.64%          1.45%           15.07%
                      2005           147      13.20                1,940             2.55%          1.45%            2.05%
                      2004           108      12.93                1,390             2.40%          1.45%            8.93%
                      2003            49      11.87                  578             3.10%          1.45%           18.70%
Franklin Income Securities (Pinnacle IV TM)
                      2006           568      16.51                9,381             3.58%          1.45%           16.53%
                      2005           427      14.17                6,054             3.71%          1.45%            0.11%
                      2004           289      14.15                4,087             3.29%          1.45%           12.21%
                      2003           114      12.61                1,433             4.62%          1.45%           26.10%
Franklin Large Cap Growth Securities (Pinnacle IV TM)
                      2006           142      13.84                1,966             0.79%          1.45%            9.29%
                      2005           135      12.66                1,706             0.55%          1.45%           (0.40%)
                      2004           113      12.71                1,439             0.39%          1.45%            6.36%
                      2003            20      11.95                  233             0.18%          1.45%           19.50%
   Franklin Mutual Shares Securities (Pinnacle IV TM)
                      2006           343      17.14                5,870             2.06%          1.45%           16.67%
                      2005           265      14.69                3,892             0.95%          1.45%            8.96%
                      2004           182      13.48                2,450             0.75%          1.45%           10.95%
                      2003            49      12.15                  592             1.07%          1.45%           21.50%
   Templeton Foreign Securities (Pinnacle IV TM)
                      2006           167      19.23                3,221             1.28%          1.45%           19.69%
                      2005           150      16.07                2,411             1.05%          1.45%            8.58%
                      2004            81      14.80                1,193             1.07%          1.45%           16.81%
                      2003            23      12.67                  291             0.35%          1.45%           26.70%
   Templeton Growth Securities (Pinnacle IV TM)
                      2006           169      18.41                3,116             1.29%          1.45%           20.05%
                      2005           126      15.34                1,926             1.14%          1.45%            7.26%
                      2004            76      14.30                1,085             1.01%          1.45%           14.40%
                      2003            17      12.50                  208             0.06%          1.45%           25.00%
Van Kampen LIT Comstock (Pinnacle IV TM)
                      2006            81      16.77                1,351             2.45%          1.45%           14.37%
                      2005            71      14.66                1,043             0.78%          1.45%            2.59%
                      2004            42      14.29                  604             0.57%          1.45%           15.71%
                      2003            16      12.35                  196             0.00%          1.45%           23.50%
Van Kampen LIT Strategic Growth (Pinnacle IV TM)
                      2006            33      13.51                  439             0.00%          1.45%            1.14%
                      2005            32      13.36                  421             0.01%          1.45%            6.08%
                      2004            28      12.59                  358             0.00%          1.45%            5.27%
                      2003            -*      11.96                    1             0.00%          1.45%           19.60%


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED) :

   Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)
                         2006         54    $ 31.05           $    1,670             0.84%          1.45%           35.19%
                         2005         32      22.97                  736             0.30%          1.45%           31.86%
                         2004         17      17.42                  303             0.64%          1.45%           21.22%
                         2003          5      14.37                   75             0.00%          1.45%           43.70%
   Franklin Large Cap Growth Securities (Pinnacle TM)
                         2006         36      13.89                  497             0.57%          1.35%            9.40%
                         2005         38      12.70                  485             0.59%          1.35%           (0.34%)
                         2004         34      12.74                  435             0.36%          1.35%            6.52%
                         2003         12      11.96                  149             0.42%          1.35%           19.60%
   Franklin Mutual Shares Securities (Pinnacle TM)
                         2006        102      17.21                1,760             2.01%          1.35%           16.79%
                         2005        105      14.73                1,553             0.98%          1.35%            9.05%
                         2004        104      13.51                1,403             0.81%          1.35%           11.10%
                         2003        108      12.16                1,309             1.05%          1.35%           21.60%
   Templeton Foreign Securities (Pinnacle TM)
                         2006         95      19.31                1,832             0.97%          1.35%           19.81%
                         2005        159      16.12                2,565             1.35%          1.35%            8.68%
                         2004         64      14.83                  954             0.92%          1.35%           16.96%
                         2003         10      12.68                  132             1.34%          1.35%           26.80%
   Templeton Growth Securities (Pinnacle TM)
                         2006         94      18.49                1,740             1.11%          1.35%           20.17%
                         2005         70      15.38                1,084             1.00%          1.35%            7.43%
                         2004         49      14.32                  695             1.14%          1.35%           14.47%
                         2003         31      12.51                  388             1.92%          1.35%           25.10%
   Van Kampen LIT Comstock (Pinnacle TM)
                         2006         27      16.83                  452             2.78%          1.35%           14.48%
                         2005         38      14.70                  555             0.95%          1.35%            2.68%
                         2004         29      14.32                  419             0.61%          1.35%           15.86%
                         2003         15      12.36                  189             0.00%          1.35%           23.60%
   Van Kampen LIT Strategic Growth (Pinnacle TM)
                         2006          6      13.56                   81             0.00%          1.35%            1.24%
                         2005          6      13.40                   74             0.01%          1.35%            6.23%
                         2004          5      12.61                   66             0.00%          1.35%            5.26%
                         2003          3      11.98                   37             0.00%          1.35%           19.80%
   Van Kampen UIF Emerging Markets Equity (Pinnacle TM)
                         2006         58      31.18                1,793             0.86%          1.35%           35.32%
                         2005         60      23.04                1,379             0.36%          1.35%           31.95%
                         2004         52      17.46                  901             0.76%          1.35%           21.33%
                         2003         40      14.39                  574             0.00%          1.35%           43.90%

NON-AFFILIATED CLASS A :

   DWS Equity 500 Index VIP (Pinnacle IV TM)
                         2006         46      13.13                  602             1.21%          1.45%           13.85%
                         2005         50      11.53                  582             1.54%          1.45%            3.12%
                         2004         51      11.18                  575             1.17%          1.45%            9.07%
                         2003         61      10.25                  629             1.15%          1.45%           26.23%
                         2002         59       8.12                  476             1.70%          1.45%          (18.80%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               INVESTMENT
                                   UNITS     UNIT             NET ASSETS         INCOME          EXPENSE         TOTAL
     DIVISION         YEAR        (000S)     VALUE              (000S)         RATIO (1)          RATIO        RETURN (2)
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS A (CONTINUED) :

   DWS Small Cap Index VIP (Pinnacle IV TM)
                         2006          5    $ 16.58           $       78             0.83%          1.45%           15.79%
                         2005          5      14.32                   71             0.81%          1.45%            2.74%
                         2004          4      13.94                   61             0.53%          1.45%           16.07%
                         2003          7      12.01                   81             0.81%          1.45%           44.35%
                         2002          5       8.32                   43             1.30%          1.45%          (16.80%)
   DWS Equity 500 Index VIP (Pinnacle TM)
                         2006        514      15.02                7,719             1.23%          1.35%           13.97%
                         2005        673      13.18                8,867             1.65%          1.35%            3.23%
                         2004        885      12.77               11,306             1.10%          1.35%            9.15%
                         2003        884      11.70               10,345             1.11%          1.35%           26.49%
                         2002      1,335       9.25               12,349             1.04%          1.35%          (23.43%)
   DWS VIT Small Cap Index VIP (Pinnacle TM)
                         2006        169      16.86                2,855             0.79%          1.35%           15.91%
                         2005        202      14.55                2,945             1.02%          1.35%            2.87%
                         2004        285      14.14                4,034             0.46%          1.35%           16.19%
                         2003        344      12.17                4,183             0.78%          1.35%           44.37%
                         2002        588       8.43                4,957             0.78%          1.35%          (21.65%)

NON-AFFILIATED CLASS B :

   DWS Equity 500 Index VIP (Pinnacle IV TM)
                         2006        478      13.37                6,388             0.90%          1.45%           13.58%
                         2005        446      11.77                5,250             1.24%          1.45%            2.88%
                         2004        343      11.44                3,921             0.79%          1.45%            8.75%
                         2003        153      10.52                1,607             0.76%          1.45%           25.99%
                         2002         37       8.35                  313             5.49%          1.45%          (16.50%)
   DWS Small Cap Index VIP (Pinnacle IV TM)
                         2006         60      15.01                  894             0.59%          1.45%           15.50%
                         2005         56      13.00                  724             0.61%          1.45%            2.52%
                         2004         52      12.68                  655             0.22%          1.45%           15.69%
                         2003         39      10.96                  430             0.47%          1.45%           44.02%
                         2002          4       7.61                   28             2.83%          1.45%          (23.90%)


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

                        Financial Statements (Unaudited)

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                        Periods Ended September 30, 2007

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                        Financial Statements (Unaudited)

                        Periods Ended September 30, 2007


                                    CONTENTS

Financial Statements (Unaudited)

Statements of Assets and Liabilities (Unaudited)..............................1
Statements of Operations (Unaudited)..........................................3
Statements of Changes in Net Assets (Unaudited)...............................7
Note to Financial Statements (Unaudited).....................................10

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (Unaudited)

                               September 30, 2007

                                                                               Receivable
                                                                                  from
                                                                              (payable to)
                                                                               the general
                                                                               account of
                                                                Investments     National                                    Units
                       Division                                  at value       Integrity      Net Assets   Unit Value   Outstanding
----------------------------------------------------------------------------  ---------------------------   ------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                  $   2,442,133   $         --   $ 2,442,133   $    12.64      193,278
  Touchstone Balanced (Pinnacle IV(TM))                            2,324,612             --     2,324,612        14.48      160,497
  Touchstone Baron Small Cap (Pinnacle IV(TM))                     4,565,856              1     4,565,855        19.46      234,675
  Touchstone Conservative ETF (Pinnacle IV(TM))                    1,901,640             --     1,901,640        11.53      164,902
  Touchstone Core Bond (Pinnacle IV(TM))                           1,250,046             --     1,250,046        11.43      109,388
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                      5,079,055             --     5,079,055        18.13      280,170
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))               1,299,165             (1)    1,299,166        14.36       90,474
  Touchstone Enhanced ETF (Pinnacle IV(TM))                        2,514,918             (1)    2,514,919        13.31      188,964
  Touchstone Growth & Income (Pinnacle IV(TM))                     1,461,017             --     1,461,017        13.93      104,889
  Touchstone High Yield (Pinnacle IV(TM))                          2,726,201             --     2,726,201        14.11      193,238
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))          2,054,168             --     2,054,168        12.68      162,037
  Touchstone Moderate ETF (Pinnacle IV(TM))                        3,787,665             (3)    3,787,668        12.12      312,458
  Touchstone Money Market (Pinnacle IV(TM))                          175,749              7       175,742        10.74       16,362
  Touchstone Third Avenue Value (Pinnacle IV(TM))                 19,155,816             (1)   19,155,817        19.72      971,238
  Touchstone Third Avenue Value (Pinnacle V(TM))                      38,284             --        38,284         9.73        3,934
  Touchstone Value Plus (Pinnacle IV(TM))                          1,519,143             --     1,519,143        12.85      118,225
  Touchstone Aggressive ETF (Pinnacle(TM))                           236,889             --       236,889        12.67       18,694
  Touchstone Balanced (Pinnacle(TM))                               2,004,208              1     2,004,207        14.56      137,621
  Touchstone Baron Small Cap (Pinnacle(TM))                        3,376,590              1     3,376,589        33.52      100,721
  Touchstone Conservative ETF (Pinnacle(TM))                         720,968             --       720,968        11.57       62,339
  Touchstone Core Bond (Pinnacle(TM))                                665,360             --       665,360        11.49       57,906
  Touchstone Mid Cap Growth (Pinnacle(TM))                           953,183              1       953,182        18.23       52,293
  Touchstone Large Cap Core Equity (Pinnacle(TM))                    123,237             --       123,237        14.44        8,535
  Touchstone Enhanced ETF (Pinnacle(TM))                           3,735,477             --     3,735,477        13.35      279,863
  Touchstone Growth & Income (Pinnacle(TM))                          217,987              1       217,986        14.01       15,564
  Touchstone High Yield (Pinnacle(TM))                             2,237,352             (1)    2,237,353        14.19      157,721
  Touchstone High Yield (PinnacleV(TM))                                5,404             --         5,404         9.79          552
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))             2,581,341             (1)    2,581,342        23.08      111,858
  Touchstone Moderate ETF (Pinnacle(TM))                             886,850              1       886,849        12.16       72,948
  Touchstone Money Market (Pinnacle(TM))                           8,206,287             36     8,206,251        10.80      759,874
  Touchstone Third Avenue Value (Pinnacle(TM))                    13,526,629             --    13,526,629        58.03      233,099
  Touchstone Value Plus (Pinnacle(TM))                             1,379,610              4     1,379,606        12.92      106,781
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                        3,221,780             --     3,221,780        18.25      176,521
  JP Morgan Mid Cap Value (Pinnacle(TM))                             319,272             --       319,272        15.02       21,263
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                692,684              1       692,683        21.61       32,061
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                   2,085,488              7     2,085,481        32.95       63,292
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                       4,812,966             --     4,812,966        18.55      259,460
  Fidelity VIP II Contrafund (Pinnacle(TM))                       12,639,643             (5)   12,639,648        23.53      537,278
  Fidelity VIP III Growth & Income (Pinnacle(TM))                  3,709,552              1     3,709,551        16.95      218,913
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))             1,611,309             --     1,611,309        12.92      124,694
  Fidelity VIP II Index 500 (Pinnacle (TM))                        5,893,138            (10)    5,893,148        10.24      575,323
  Fidelity VIP II Index 500 (Pinnacle IV (TM))                       395,825             --       395,825        10.24       38,659
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM))           3,369,743                    3,369,744        10.01      336,490
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))        3,607,806              1     3,607,805        10.01      360,417
  Fidelity VIP  Overseas  (Pinnacle (TM))                            772,396              1       772,395        10.57       73,107
  Fidelity VIP  Overseas  (Pinnacle IV (TM))                       1,988,441             --     1,988,441        10.56      188,287
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                      2,193,427             --     2,193,427        11.60      189,125
  Touchstone Conservative ETF (Pinnacle IV(TM))                    2,913,041              1     2,913,040        11.04      263,859
  Touchstone Enhanced ETF (Pinnacle IV(TM))                        1,162,864             --     1,162,864        11.74       99,046
  Touchstone Moderate ETF (Pinnacle IV(TM))                        2,999,473             --     2,999,473        11.29      265,575
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                  888,639             (2)      888,641        11.52       77,170
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))                185,752             --       185,752        10.96       16,946
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                   3,377,877             --     3,377,877        11.21      301,221
  Touchstone Money Market (Pinnacle IV(TM))                       12,498,864             18    12,498,846        10.64    1,174,182
  Touchstone Money Market (Pinnacle V(TM))                             1,809             --         1,809        10.12          179
Non--Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                               1,956,521              4     1,956,517        10.84      180,518
  Fidelity VIP III Mid Cap (Pinnacle(TM))                          9,744,645             (2)    9,744,647        37.77      258,016
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                       346,983             --       346,983        12.46       27,855
  Fidelity VIP Balanced (Pinnacle IV(TM))                          2,030,094             --     2,030,094        14.45      140,505
  Fidelity VIP Contrafund (Pinnacle IV(TM))                       17,361,710              1    17,361,709        19.10      909,010

See accompanying note.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

          Statements of Assets and Liabilities (Unaudited) (continued)

                               September 30, 2007

                                                                               Receivable
                                                                                  from
                                                                              (payable to)
                                                                               the general
                                                                               account of
                                                                Investments     National                                    Units
                       Division                                  at value       Integrity      Net Assets   Unit Value   Outstanding
----------------------------------------------------------------------------  ---------------------------   ------------------------
Non--Affiliated Service Class 2 (continued):
  Fidelity VIP Contrafund (Pinnacle V(TM))                     $       9,463   $         --   $     9,463   $    10.74          881
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM))                 608,286             --       608,286         9.54       63,758
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM))              240,341             --       240,341         9.54       25,202
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))        385,566             --       385,566        17.08       22,574
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                    5,629,427              1     5,629,426        15.75      357,526
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM))                       168,152              1       168,151        10.29       16,348
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM))                       461,217             --       461,217        10.32       44,676
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM))                       362,476             --       362,476        10.38       34,930
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM))                         2,142             (1)        2,143        10.39          206
  Fidelity VIP Freedom 2030 (Pinnacle V (TM))                         23,533             --        23,533        10.30        2,284
  Fidelity VIP Growth (Pinnacle (TM))                                147,615             --       147,615        11.56       12,772
  Fidelity VIP Growth (Pinnacle IV(TM))                            2,222,944             --     2,222,944        13.20      168,432
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                   3,137,995             --     3,137,995        14.54      215,836
  Fidelity VIP Growth & Income (Pinnacle V(TM))                        7,736             --         7,736        10.38          746
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                772,195             --       772,195        14.42       53,551
  Fidelity VIP High Income (Pinnacle IV(TM))                       1,110,670             --     1,110,670        13.92       79,771
  Fidelity VIP II Index 500 (Pinnacle (TM))                          857,945              1       857,944        10.23       83,850
  Fidelity VIP II Index 500 (Pinnacle IV (TM))                     7,661,363             (2)    7,661,365        10.23      749,094
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))             3,683,739             --     3,683,739        10.76      342,380
  Fidelity VIP Mid Cap (Pinnacle (TM))                             1,460,366             --     1,460,366        10.79      135,381
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                           6,998,829             (1)    6,998,830        22.82      306,670
  Fidelity VIP Mid Cap (Pinnacle V(TM))                                3,051             --         3,051        10.69          285
  Fidelity VIP Overseas (Pinnacle IV(TM))                          4,403,343             --     4,403,343        17.30      254,513
  Fidelity VIP Overseas (Pinnacle V(TM))                               1,980             --         1,980        10.36          191
  Fidelity VIP Asset Manager (Pinnacle(TM))                          174,091             --       174,091        12.50       13,928
  Fidelity VIP Balanced (Pinnacle(TM))                               544,794             --       544,794        13.14       41,457
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))           332,318             --       332,318        15.98       20,794
  Fidelity VIP High Income (Pinnacle(TM))                            155,246             --       155,246        12.12       12,807
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                  729,786            (12)      729,798        10.80       67,596
  Fidelity VIP Overseas (Pinnacle(TM))                             2,265,487             --     2,265,487        17.36      130,494
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             952,087             --       952,087        17.63       53,991
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                3,862,577             --     3,862,577        26.58      145,308
  Franklin Growth and Income Securities (Pinnacle(TM))             6,308,086             --     6,308,086        16.00      394,289
  Franklin Income Securities (Pinnacle(TM))                       15,873,205              3    15,873,202        17.59      902,198
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM))            1,260,364             (1)    1,260,365         9.80      128,557
  Franklin Growth and Income Securities (Pinnacle IV(TM))          7,959,442             --     7,959,442        15.73      506,087
  Franklin Income Securities (Pinnacle IV(TM))                    10,896,525             (2)   10,896,527        17.29      630,065
  Franklin Income Securities (Pinnacle V(TM))                        115,572             --       115,572         9.80       11,796
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))           2,380,863             --     2,380,863        15.36      155,047
  Franklin Mutual Shares Securities (Pinnacle IV(TM))              7,702,754             (2)    7,702,756        17.95      429,154
  Franklin Mutual Shares Securities (Pinnacle V(TM))                  94,300             --        94,300         9.68        9,744
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))               739             --           739         9.50           78
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))         40,011             --        40,011         9.49        4,215
  Templeton Foreign Securities (Pinnacle IV(TM))                   4,112,535             --     4,112,535        21.47      191,579
  Templeton Growth Securities (Pinnacle IV(TM))                    3,570,475             --     3,570,475        19.12      186,707
  Van Kampen LIT Comstock (Pinnacle IV(TM))                        1,329,269              1     1,329,268        17.22       77,195
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                  409,896             --       409,896        15.49       26,468
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))              77,493             --        77,493        10.00        7,748
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))         2,659,975             --     2,659,975        41.11       64,698
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM))                   830,247             --       830,247         9.01       92,143
  Franklin Large Cap Growth Securities (Pinnacle(TM))                594,253              1       594,252        15.43       38,514
  Franklin Mutual Shares Securities (Pinnacle(TM))                 2,060,419             --     2,060,419        18.03      114,247
  Templeton Foreign Securities (Pinnacle(TM))                      2,367,923             --     2,367,923        21.57      109,782
  Templeton Growth Securities (Pinnacle(TM))                       1,613,049             (1)    1,613,050        19.22       83,947
  Van Kampen LIT Comstock (Pinnacle(TM))                             271,599             --       271,599        17.30       15,697
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                      91,214             (1)       91,215        15.56        5,862
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))            2,227,510             --     2,227,510        41.31       53,921
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                           80,600             --        80,600        16.86        4,781
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                       2,163,583             (5)    2,163,588        17.15      126,141
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                          926,388              0       926,388        15.23       60,815

See accompanying note.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (Unaudited)

                    For the Periods Ended September 30, 2007

                                                                      Investment
                                                                        Income         Expenses
                                                                      -----------------------------
                                                                                    Mortality and        Net
                                                                                   expense risk and   investment
                                                                      Reinvested    administrative      income
                             Division                                 dividends        charges          (loss)
-----------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                         $       --   $         27,989   $  (27,989)
  Touchstone Balanced (Pinnacle IV(TM))                                       --             24,676      (24,676)
  Touchstone Baron Small Cap (Pinnacle IV(TM))                                --             47,504      (47,504)
  Touchstone Conservative ETF (Pinnacle IV(TM))                               --             20,900      (20,900)
  Touchstone Core Bond (Pinnacle IV(TM))                                      --             12,652      (12,652)
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                                 --             41,096      (41,096)
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                          --             12,051      (12,051)
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                   --             27,692      (27,692)
  Touchstone Growth & Income (Pinnacle IV(TM))                                --             14,225      (14,225)
  Touchstone High Yield (Pinnacle IV(TM))                                     --             32,033      (32,033)
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                     --             18,306      (18,306)
  Touchstone Moderate ETF (Pinnacle IV(TM))                                   --             41,015      (41,015)
  Touchstone Money Market (Pinnacle IV(TM))                                6,653              1,898        4,755
  Touchstone Third Avenue Value (Pinnacle IV(TM))                             --            187,825     (187,825)
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                    --                 18          (18)
  Touchstone Value Plus (Pinnacle IV(TM))                                     --             17,065      (17,065)
  Touchstone Aggressive ETF (Pinnacle(TM))                                    --              7,554       (7,554)
  Touchstone Balanced (Pinnacle(TM))                                          --             14,552      (14,552)
  Touchstone Baron Small Cap (Pinnacle(TM))                                   --             36,115      (36,115)
  Touchstone Conservative ETF (Pinnacle(TM))                                  --              4,646       (4,646)
  Touchstone Core Bond (Pinnacle(TM))                                         --              7,774       (7,774)
  Touchstone Mid Cap Growth (Pinnacle(TM))                                    --              7,114       (7,114)
  Touchstone Large Cap Core Equity (Pinnacle(TM))                             --                794         (794)
  Touchstone Enhanced ETF (Pinnacle(TM))                                      --             42,305      (42,305)
  Touchstone Growth & Income (Pinnacle(TM))                                   --              2,610       (2,610)
  Touchstone High Yield (Pinnacle(TM))                                        --             25,136      (25,136)
  Touchstone High Yield (PinnacleV(TM)) (May 21)*                             --                  4           (4)
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))                        --             25,308      (25,308)
  Touchstone Moderate ETF (Pinnacle(TM))                                      --              6,865       (6,865)
  Touchstone Money Market (Pinnacle(TM))                                 321,831             85,308      236,523

                                                                        REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
                                                             -----------------------------------------------------------------------
                                                                                                NET UNREALIZED APPRECIATION
                                                                                               (DEPRECIATION) OF INVESTMENTS
                                                                                         -------------------------------------------
                                                                                                                     Change in net
                                                                                                                       unrealized
                                                              Realized                                                appreciation
                                                             gain (loss)                 Beginning                   (depreciation)
                                                             on sales of  Realized gain      of                        during the
                             Division                        investments  distributions    period    end of period       period
------------------------------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                $    98,816  $          --  $  300,026  $     393,452   $       93,426
  Touchstone Balanced (Pinnacle IV(TM))                           24,399             --      37,033        159,402          122,369
  Touchstone Baron Small Cap (Pinnacle IV(TM))                   314,627             --     815,235        827,815           12,580
  Touchstone Conservative ETF (Pinnacle IV(TM))                   14,697             --     129,965        221,481           91,516
  Touchstone Core Bond (Pinnacle IV(TM))                             220             --      (3,045)        35,198           38,243
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                     35,514             --       1,717        395,101          393,384
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))              63,314             --     108,879        155,406           46,527
  Touchstone Enhanced ETF (Pinnacle IV(TM))                       37,492             --     253,627        408,191          154,564
  Touchstone Growth & Income (Pinnacle IV(TM))                     9,882             --     (16,480)        60,435           76,915
  Touchstone High Yield (Pinnacle IV(TM))                         (2,754)            --       2,599         75,905           73,306
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))         89,236             --     174,525        165,786           (8,739)
  Touchstone Moderate ETF (Pinnacle IV(TM))                       29,725             --     340,703        553,914          213,211
  Touchstone Money Market (Pinnacle IV(TM))                           --             --          --             --               --
  Touchstone Third Avenue Value (Pinnacle IV(TM))                826,611             --   3,192,429      3,243,123           50,694
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*             1             --          --          1,532            1,532
  Touchstone Value Plus (Pinnacle IV(TM))                         64,024             --     375,050        326,223          (48,827)
  Touchstone Aggressive ETF (Pinnacle(TM))                       121,008             --      79,093         13,765          (65,328)
  Touchstone Balanced (Pinnacle(TM))                             (34,650)            --     (92,396)        74,761          167,157
  Touchstone Baron Small Cap (Pinnacle(TM))                      475,618             --   1,377,467      1,176,284         (201,183)
  Touchstone Conservative ETF (Pinnacle(TM))                      25,225             --      18,945         21,541            2,596
  Touchstone Core Bond (Pinnacle(TM))                              2,078             --      (2,850)        18,273           21,123
  Touchstone Mid Cap Growth (Pinnacle(TM))                         9,551             --      12,807         83,013           70,206
  Touchstone Large Cap Core Equity (Pinnacle(TM))                  1,422             --       6,601         11,230            4,629
  Touchstone Enhanced ETF (Pinnacle(TM))                         204,842             --     642,204        759,834          117,630
  Touchstone Growth & Income (Pinnacle(TM))                        7,645             --       2,200         14,096           11,896
  Touchstone High Yield (Pinnacle(TM))                            31,411             --      22,482         52,705           30,223
  Touchstone High Yield (PinnacleV(TM)) (May 21)*                     --             --          --            111              111
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))           258,386             --     785,832        664,363         (121,469)
  Touchstone Moderate ETF (Pinnacle(TM))                          58,702             --      64,224         49,648          (14,576)
  Touchstone Money Market (Pinnacle(TM))                              --             --           1              1               --

                                                                                 Net increase
                                                               Net realized     (decrease) in
                                                              and unrealized      net assets
                                                               gain (loss)      resulting from
                             Division                         on investments      operations
----------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                 $      192,242    $      164,253
  Touchstone Balanced (Pinnacle IV(TM))                              146,768           122,092
  Touchstone Baron Small Cap (Pinnacle IV(TM))                       327,207           279,703
  Touchstone Conservative ETF (Pinnacle IV(TM))                      106,213            85,313
  Touchstone Core Bond (Pinnacle IV(TM))                              38,463            25,811
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                        428,898           387,802
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                 109,841            97,790
  Touchstone Enhanced ETF (Pinnacle IV(TM))                          192,056           164,364
  Touchstone Growth & Income (Pinnacle IV(TM))                        86,797            72,572
  Touchstone High Yield (Pinnacle IV(TM))                             70,552            38,519
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))             80,497            62,191
  Touchstone Moderate ETF (Pinnacle IV(TM))                          242,936           201,921
  Touchstone Money Market (Pinnacle IV(TM))                               --             4,755
  Touchstone Third Avenue Value (Pinnacle IV(TM))                    877,305           689,480
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*             1,533             1,515
  Touchstone Value Plus (Pinnacle IV(TM))                             15,197            (1,868)
  Touchstone Aggressive ETF (Pinnacle(TM))                            55,680            48,126
  Touchstone Balanced (Pinnacle(TM))                                 132,507           117,955
  Touchstone Baron Small Cap (Pinnacle(TM))                          274,435           238,320
  Touchstone Conservative ETF (Pinnacle(TM))                          27,821            23,175
  Touchstone Core Bond (Pinnacle(TM))                                 23,201            15,427
  Touchstone Mid Cap Growth (Pinnacle(TM))                            79,757            72,643
  Touchstone Large Cap Core Equity (Pinnacle(TM))                      6,051             5,257
  Touchstone Enhanced ETF (Pinnacle(TM))                             322,472           280,167
  Touchstone Growth & Income (Pinnacle(TM))                           19,541            16,931
  Touchstone High Yield (Pinnacle(TM))                                61,634            36,498
  Touchstone High Yield (PinnacleV(TM)) (May 21)*                        111               107
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))               136,917           111,609
  Touchstone Moderate ETF (Pinnacle(TM))                              44,126            37,261
  Touchstone Money Market (Pinnacle(TM))                                  --           236,523

See accompanying note.

* -- 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                            Investment
                                                              Income         Expenses
                                                            -----------------------------
                                                                          Mortality and        Net
                                                                         expense risk and   investment
                                                            Reinvested    administrative      income
                             Division                       dividends        charges          (loss)
------------------------------------------------------------------------------------------------------
Affiliated (continued):
  Touchstone Third Avenue Value (Pinnacle(TM))              $       --   $        150,465   $ (150,465)
  Touchstone Value Plus (Pinnacle(TM))                              --             14,802      (14,802)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                     76,425             36,413       40,012
  JP Morgan Mid Cap Value (Pinnacle(TM))                         9,109              3,936        5,173
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))           60,838              7,905       52,933
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                49,823             26,170       23,653
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                     4,428             54,763      (50,335)
  Fidelity VIP II Contrafund (Pinnacle(TM))                      4,035            127,207     (123,172)
  Fidelity VIP III Growth & Income (Pinnacle(TM))              143,992             37,693      106,299
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))              --             16,510      (16,510)
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*             --             39,070      (39,070)
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*          --              3,129       (3,129)
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM))
   (April 27)*                                                   2,816             21,269      (18,453)
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                   2,881             22,140      (19,259)
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*               --              7,382       (7,382)
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*            --             13,732      (13,732)
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                       --             19,888      (19,888)
  Touchstone Conservative ETF (Pinnacle IV(TM))                     --             27,426      (27,426)
  Touchstone Enhanced ETF (Pinnacle IV(TM))                         --             10,051      (10,051)
  Touchstone Moderate ETF (Pinnacle IV(TM))                         --             19,930      (19,930)
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                 --              4,582       (4,582)
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))
   (April 27)*                                                      --              1,496       (1,496)
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                    --             27,270      (27,270)
  Touchstone Money Market (Pinnacle IV(TM))                    433,463            130,073      303,390
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                 4                  1            3
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                            11,334             19,744       (8,410)
  Fidelity VIP III Mid Cap (Pinnacle(TM))                       51,630            101,388      (49,758)
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                   8,862              3,465        5,397
  Fidelity VIP Balanced (Pinnacle IV(TM))                       59,484             18,713       40,771
  Fidelity VIP Contrafund (Pinnacle IV(TM))                      4,370            164,051     (159,681)
  Fidelity VIP Contrafund (Pinnacle V(TM))                          --                  7           (7)
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM))
   (April 27)*                                                      --              3,628       (3,628)
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM))
   (April 27)*                                                      --              1,259       (1,259)

                                                                       Realized and Unrealized gain (loss)on Investments
                                                            -----------------------------------------------------------------------
                                                                                               Net Unrealized appreciation
                                                                                              (depreciation) of Investments
                                                                                          -----------------------------------------
                                                                                                                     Change in net
                                                                                                                       unrealized
                                                             Realized                                                 appreciation
                                                            gain (loss)                   Beginning                  (depreciation )
                                                            on sales of   Realized gain      of                        during the
                             Division                       investments   distributions    period     end of period      period
------------------------------------------------------------------------------------------------------------------------------------
Affiliated (continued):
  Touchstone Third Avenue Value (Pinnacle(TM))              $ 2,502,608   $          --   $3,850,553  $   2,069,407  $   (1,781,146)
  Touchstone Value Plus (Pinnacle(TM))                          109,446              --      481,885        382,923         (98,962)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                     319,026          95,428      694,586        392,147        (302,439)
  JP Morgan Mid Cap Value (Pinnacle(TM))                         15,390          11,374       51,556         39,247         (12,309)
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))             4,551          19,783       41,920         (9,785)        (51,705)
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                363,854         176,285      654,231         14,658        (639,573)
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                    541,879           6,642      296,963        190,805        (106,158)
  Fidelity VIP II Contrafund (Pinnacle(TM))                   1,244,875         161,363    3,398,613      3,902,615         504,002
  Fidelity VIP III Growth & Income (Pinnacle(TM))               218,785          51,594      846,446        897,621          51,175
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))          121,553              --      213,362        391,609         178,247
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*          22,984              --           --        174,578         174,578
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*        7,050              --           --         11,871          11,871
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM))
   (April 27)*                                                   (4,836)             --           --         20,774          20,774
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                   (4,320)             --           --         24,586          24,586
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*            13,528              --           --         45,705          45,705
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*         11,659              --           --        117,104         117,104
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                    58,710              --       18,335         84,489          66,154
  Touchstone Conservative ETF (Pinnacle IV(TM))                   8,247              --       55,431        185,614         130,183
  Touchstone Enhanced ETF (Pinnacle IV(TM))                       8,185              --       34,615         94,734          60,119
  Touchstone Moderate ETF (Pinnacle IV(TM))                       5,938              --       17,986        111,961          93,975
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))               8,273              --       (1,535)        25,027          26,562
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))
   (April 27)*                                                      286              --           --          3,767           3,767
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                  4,692              --         (774)       122,361         123,135
  Touchstone Money Market (Pinnacle IV(TM))                          --              --           --             --              --
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                 --              --           --             --              --
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                            117,073              --      303,510        602,158         298,648
  Fidelity VIP III Mid Cap (Pinnacle(TM))                     1,034,155         932,212    3,144,154      2,789,570        (354,584)
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                    1,176           8,823       21,250         40,580          19,330
  Fidelity VIP Balanced (Pinnacle IV(TM))                        31,777          18,451      114,318        158,487          44,169
  Fidelity VIP Contrafund (Pinnacle IV(TM))                     298,546         174,803      974,354      2,845,914       1,871,560
  Fidelity VIP Contrafund (Pinnacle V(TM))                           --              --           --            466             466
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM))
   (April 27)*                                                      120              --           --        (23,227)        (23,227)
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM))
   (April 27)*                                                      (58)             --           --         (6,293)         (6,293)

                                                                                         Net increase
                                                                        Net realized    (decrease) in
                                                                       and unrealized     net assets
                                                                        gain (loss)     resulting from
                             Division                                  on investments     operations
------------------------------------------------------------------------------------------------------
Affiliated (continued):
  Touchstone Third Avenue Value (Pinnacle(TM))                         $      721,462   $      570,997
  Touchstone Value Plus (Pinnacle(TM))                                         10,484           (4,318)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                   112,015          152,027
  JP Morgan Mid Cap Value (Pinnacle(TM))                                       14,455           19,628
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                         (27,371)          25,562
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                              (99,434)         (75,781)
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                                  442,363          392,028
  Fidelity VIP II Contrafund (Pinnacle(TM))                                 1,910,240        1,787,068
  Fidelity VIP III Growth & Income (Pinnacle(TM))                             321,554          427,853
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                        299,800          283,290
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                       197,562          158,492
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                     18,921           15,792
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*           15,938           (2,515)
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                                 20,266            1,007
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                          59,233           51,851
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                      128,763          115,031
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                                 124,864          104,976
  Touchstone Conservative ETF (Pinnacle IV(TM))                               138,430          111,004
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                    68,304           58,253
  Touchstone Moderate ETF (Pinnacle IV(TM))                                    99,913           79,983
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                            34,835           30,253
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM)) (April 27)*               4,053            2,557
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                              127,827          100,557
  Touchstone Money Market (Pinnacle IV(TM))                                        --          303,390
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                               --                3
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                                          415,721          407,311
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                   1,611,783        1,562,025
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                                 29,329           34,726
  Fidelity VIP Balanced (Pinnacle IV(TM))                                      94,397          135,168
  Fidelity VIP Contrafund (Pinnacle IV(TM))                                 2,344,909        2,185,228
  Fidelity VIP Contrafund (Pinnacle V(TM))                                        466              459
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*              (23,107)         (26,735)
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*            (6,351)          (7,610)

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                            Investment
                                                              Income         Expenses
                                                            -----------------------------
                                                                          Mortality and        Net
                                                                         expense risk and   investment
                                                            Reinvested    administrative      income
                             Division                       dividends        charges          (loss)
-------------------------------------------------------------------------------------------------------
Non-Affiliated Service Class 2 (continued):
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle
   IV(TM))                                                  $    1,535   $          3,465   $   (1,930)
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                  3,765             58,270      (54,505)
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*          --                721         (721)
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*          --              1,183       (1,183)
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*          --                396         (396)
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*          --                  7           (7)
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*             --                  1           (1)
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                   34                543         (509)
  Fidelity VIP Growth (Pinnacle IV(TM))                          6,822             19,912      (13,090)
  Fidelity VIP Growth & Income (Pinnacle IV(TM))               105,063             32,376       72,687
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*           --                  6           (6)
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))               --              7,154       (7,154)
  Fidelity VIP High Income (Pinnacle IV(TM))                     1,749             10,321       (8,572)
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*             --              1,604       (1,604)
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*          --             45,266      (45,266)
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))          78,706             27,657       51,049
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                  --              3,926       (3,926)
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                        20,959             64,074      (43,115)
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                   --                  2           (2)
  Fidelity VIP Overseas (Pinnacle IV(TM))                       19,562             28,849       (9,287)
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                  --                  1           (1)
  Fidelity VIP Asset Manager (Pinnacle(TM))                      2,733              1,258        1,475
  Fidelity VIP Balanced (Pinnacle(TM))                          17,779              4,521       13,258
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))       1,044              1,764         (720)
  Fidelity VIP High Income (Pinnacle(TM))                          239              1,292       (1,053)
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))              4,839              2,986        1,853
  Fidelity VIP Overseas (Pinnacle(TM))                           7,871             11,820       (3,949)
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))        73,284             10,521       62,763
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))             94,465             54,866       39,599
  Franklin Growth and Income Securities (Pinnacle(TM))         215,002             72,980      142,022
  Franklin Income Securities (Pinnacle(TM))                    591,722            172,862      418,860
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM))
   (April 27)*                                                  36,919              7,423       29,496
  Franklin Growth and Income Securities (Pinnacle IV(TM))      229,231             62,589      166,642
  Franklin Income Securities (Pinnacle IV(TM))                 392,136            116,682      275,454
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*             --                 67          (67)

                                                                       Realized and Unrealized gain (loss)on Investments
                                                            -----------------------------------------------------------------------
                                                                                               Net Unrealized appreciation
                                                                                              (depreciation) of Investments
                                                                                          -----------------------------------------
                                                                                                                     Change in net
                                                                                                                       unrealized
                                                             Realized                                                 appreciation
                                                            gain (loss)                   Beginning                  (depreciation )
                                                            on sales of   Realized gain      of                        during the
                             Division                       investments   distributions    period     end of period      period
------------------------------------------------------------------------------------------------------------------------------------
Non-Affiliated Service Class 2 (continued):
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle
   IV(TM))                                                  $     3,172   $       1,814   $   13,143  $      46,627        $ 33,484
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                 142,538           5,649      451,043        708,455         257,412
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*            4              --           --          5,001           5,001
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*           --              --           --         18,451          18,451
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*            5              --           --         12,867          12,867
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*           --              --           --             50              50
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*              --              --           --            (17)            (17)
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                   686              --           --         13,992          13,992
  Fidelity VIP Growth (Pinnacle IV(TM))                          43,804              --      206,074        575,378         369,304
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                 97,285          39,990      437,519        564,194         126,675
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*            --              --           --            326             326
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))            47,728              --       51,183        113,198          62,015
  Fidelity VIP High Income (Pinnacle IV(TM))                     (5,619)             --      (18,712)        13,599          32,311
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*           1,714              --           --          6,977           6,977
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*       (1,193)             --           --        211,674         211,674
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))           (9,907)             --       30,477         24,086          (6,391)
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                  579              --           --         60,956          60,956
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                        132,336         493,605      605,562        939,443         333,881
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                    --              --           --            140             140
  Fidelity VIP Overseas (Pinnacle IV(TM))                        52,419          98,104      155,002        342,058         187,056
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                   --              --           --            127             127
  Fidelity VIP Asset Manager (Pinnacle(TM))                         305           2,721        6,476         17,064          10,588
  Fidelity VIP Balanced (Pinnacle(TM))                            9,355           5,515       16,395         30,046          13,651
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))         (795)          1,233       (3,971)        17,999          21,970
  Fidelity VIP High Income (Pinnacle(TM))                        (2,830)             --       (5,134)         1,797           6,931
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))              (1,626)             --          664          5,279           4,615
  Fidelity VIP Overseas (Pinnacle(TM))                           22,422          39,478       39,832        119,965          80,133
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))          3,182          23,831       28,751        (30,823)        (59,574)
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))             768,902         334,237    1,329,856        (72,397)     (1,402,253)
  Franklin Growth and Income Securities (Pinnacle(TM))          565,771         321,005    1,816,518      1,084,294        (732,224)
  Franklin Income Securities (Pinnacle(TM))                   1,494,876          67,169    4,443,257      3,351,762      (1,091,495)
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM))
   (April 27)*                                                   (9,381)         59,100           --       (102,667)       (102,667)
  Franklin Growth and Income Securities (Pinnacle IV(TM))        83,064         366,942      284,355       (343,885)       (628,240)
  Franklin Income Securities (Pinnacle IV(TM))                  232,507          46,316    1,050,061        967,103         (82,958)
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*               1              --           --          2,101           2,101

                                                                                         Net increase
                                                                        Net realized    (decrease) in
                                                                       and unrealized     net assets
                                                                        gain (loss)     resulting from
                             Division                                  on investments     operations
------------------------------------------------------------------------------------------------------
Non-Affiliated Service Class 2 (continued):
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))          $       38,470   $       36,540
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                               405,599          351,094
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*                      5,005            4,284
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*                     18,451           17,268
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                     12,872           12,476
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*                         50               43
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*                           (17)             (18)
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                              14,678           14,169
  Fidelity VIP Growth (Pinnacle IV(TM))                                       413,108          400,018
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                              263,950          336,637
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                         326              320
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                         109,743          102,589
  Fidelity VIP High Income (Pinnacle IV(TM))                                   26,692           18,120
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                         8,691            7,087
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                    210,481          165,215
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                        (16,298)          34,751
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                             61,535           57,609
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                      959,822          916,707
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                                 140              138
  Fidelity VIP Overseas (Pinnacle IV(TM))                                     337,579          328,292
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                                127              126
  Fidelity VIP Asset Manager (Pinnacle(TM))                                    13,614           15,089
  Fidelity VIP Balanced (Pinnacle(TM))                                         28,521           41,779
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                     22,408           21,688
  Fidelity VIP High Income (Pinnacle(TM))                                       4,101            3,048
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                             2,989            4,842
  Fidelity VIP Overseas (Pinnacle(TM))                                        142,033          138,084
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                      (32,561)          30,202
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                          (299,114)        (259,515)
  Franklin Growth and Income Securities (Pinnacle(TM))                        154,552          296,574
  Franklin Income Securities (Pinnacle(TM))                                   470,550          889,410
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*           (52,948)         (23,452)
  Franklin Growth and Income Securities (Pinnacle IV(TM))                    (178,234)         (11,592)
  Franklin Income Securities (Pinnacle IV(TM))                                195,865          471,319
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*                         2,102            2,035

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                            Investment
                                                              Income         Expenses
                                                            -----------------------------
                                                                          Mortality and        Net
                                                                         expense risk and   investment
                                                            Reinvested    administrative      income
                             Division                       dividends        charges          (loss)
-------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))    $   15,422   $         22,663   $   (7,241)
  Franklin Mutual Shares Securities (Pinnacle IV(TM))          150,908             76,488       74,420
  Franklin Mutual Shares Securities (Pinnacle V(TM))
   (May 21)*                                                        --                 44          (44)
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                     248                 50          198
  Franklin Small Cap Value Securities Fund (Pinnacle IV
   (TM)) (April 27)*                                                --                 61          (61)
  Templeton Foreign Securities (Pinnacle IV(TM))                82,091             39,922       42,169
  Templeton Growth Securities (Pinnacle IV(TM))                 58,729             35,451       23,278
  Van Kampen LIT Comstock (Pinnacle IV(TM))                     22,753             14,916        7,837
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                 --              4,353       (4,353)
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))         2,827                242        2,585
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))      16,757             20,145       (3,388)
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM))              12,854              3,342        9,512
  Franklin Large Cap Growth Securities (Pinnacle(TM))            3,845              5,314       (1,469)
  Franklin Mutual Shares Securities (Pinnacle(TM))              40,507             19,852       20,655
  Templeton Foreign Securities (Pinnacle(TM))                   51,595             21,237       30,358
  Templeton Growth Securities (Pinnacle(TM))                    18,937             13,483        5,454
  Van Kampen LIT Comstock (Pinnacle(TM))                         5,493              3,265        2,228
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                    --                853         (853)
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))         13,880             16,039       (2,159)
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                      1,058                879          179
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                    30,916             26,463        4,453
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                     10,138             10,249         (111)

                                                                       Realized and Unrealized gain (loss)on Investments
                                                            -----------------------------------------------------------------------
                                                                                               Net Unrealized appreciation
                                                                                              (depreciation) of Investments
                                                                                          -----------------------------------------
                                                                                                                      Change in net
                                                                                                                       unrealized
                                                             Realized                                                 appreciation
                                                            gain (loss)                   Beginning                  (depreciation)
                                                            on sales of   Realized gain      of                        during the
                             Division                       investments   distributions    period     end of period      period
------------------------------------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))    $    26,214   $      15,184   $  225,077  $     412,026  $      186,949
  Franklin Mutual Shares Securities (Pinnacle IV(TM))           133,184         209,202    1,049,099        916,106        (132,993)
  Franklin Mutual Shares Securities (Pinnacle V(TM))
   (May 21)*                                                          1              --           --          2,419           2,419
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                   (3,357)            926           --             (9)             (9)
  Franklin Small Cap Value Securities Fund (Pinnacle IV
   (TM)) (April 27)*                                                 (4)             --           --             71              71
  Templeton Foreign Securities (Pinnacle IV(TM))                107,898         159,313      705,709        785,469          79,760
  Templeton Growth Securities (Pinnacle IV(TM))                 264,657         137,063      419,450        116,015        (303,435)
  Van Kampen LIT Comstock (Pinnacle IV(TM))                      25,984          27,999      149,360        123,799         (25,561)
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))              22,663              --       55,638         88,840          33,202
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))           (382)            925           --         (2,852)         (2,852)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))       91,361         209,631      273,684        521,618         247,934
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM))              (61,909)         49,528           --        (34,624)        (34,624)
  Franklin Large Cap Growth Securities (Pinnacle(TM))            15,851           3,786       46,605         83,136          36,531
  Franklin Mutual Shares Securities (Pinnacle(TM))              128,337          56,153      391,548        278,143        (113,405)
  Templeton Foreign Securities (Pinnacle(TM))                   156,538         100,128      129,335         72,707         (56,628)
  Templeton Growth Securities (Pinnacle(TM))                    227,647          44,196      215,544         18,182        (197,362)
  Van Kampen LIT Comstock (Pinnacle(TM))                         19,197           6,754       43,715         23,889         (19,826)
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                    462              --       12,937         25,071          12,134
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))         232,511         173,629      236,322        288,441          52,119
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                         418           4,678       23,061         19,049          (4,012)
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                    130,052         136,654      224,571        (38,947)       (263,518)
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                      20,027          55,664      121,523         60,537         (60,986)

                                                                                         Net increase
                                                                        Net realized    (decrease) in
                                                                       and unrealized     net assets
                                                                        gain (loss)     resulting from
                             Division                                  on investments     operations
------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))               $      228,347   $      221,106
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                         209,393          283,813
  Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*                  2,420            2,376
  Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*         (2,440)          (2,242)
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))
   (April 27)*                                                                     67                6
  Templeton Foreign Securities (Pinnacle IV(TM))                              346,971          389,140
  Templeton Growth Securities (Pinnacle IV(TM))                                98,285          121,563
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                    28,422           36,259
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                            55,865           51,512
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                       (2,309)             276
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                    548,926          545,538
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM))                            (47,005)         (37,493)
  Franklin Large Cap Growth Securities (Pinnacle(TM))                          56,168           54,699
  Franklin Mutual Shares Securities (Pinnacle(TM))                             71,085           91,740
  Templeton Foreign Securities (Pinnacle(TM))                                 200,038          230,396
  Templeton Growth Securities (Pinnacle(TM))                                   74,481           79,935
  Van Kampen LIT Comstock (Pinnacle(TM))                                        6,125            8,353
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                               12,596           11,743
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                       458,259          456,100
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                     1,084            1,263
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                                    3,188            7,641
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                    14,705           14,594

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Unaudited)

                    For the Periods Ended September 30, 2007

                                                                           Inccrease (deccrease) in net assets from operations:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                         $      (27,989)  $     98,816   $       93,426   $    164,253
  Touchstone Balanced (Pinnacle IV(TM))                                      (24,676)        24,399          122,369        122,092
  Touchstone Baron Small Cap (Pinnacle IV(TM))                               (47,504)       314,627           12,580        279,703
  Touchstone Conservative ETF (Pinnacle IV(TM))                              (20,900)        14,697           91,516         85,313
  Touchstone Core Bond (Pinnacle IV(TM))                                     (12,652)           220           38,243         25,811
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                                (41,096)        35,514          393,384        387,802
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                         (12,051)        63,314           46,527         97,790
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                  (27,692)        37,492          154,564        164,364
  Touchstone Growth & Income (Pinnacle IV(TM))                               (14,225)         9,882           76,915         72,572
  Touchstone High Yield (Pinnacle IV(TM))                                    (32,033)        (2,754)          73,306         38,519
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                    (18,306)        89,236           (8,739)        62,191
  Touchstone Moderate ETF (Pinnacle IV(TM))                                  (41,015)        29,725          213,211        201,921
  Touchstone Money Market (Pinnacle IV(TM))                                    4,755             --               --          4,755
  Touchstone Third Avenue Value (Pinnacle IV(TM))                           (187,825)       826,611           50,694        689,480
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                       (18)             1            1,532          1,515
  Touchstone Value Plus (Pinnacle IV(TM))                                    (17,065)        64,024          (48,827)        (1,868)
  Touchstone Aggressive ETF (Pinnacle(TM))                                    (7,554)       121,008          (65,328)        48,126
  Touchstone Balanced (Pinnacle(TM))                                         (14,552)       (34,650)         167,157        117,955
  Touchstone Baron Small Cap (Pinnacle(TM))                                  (36,115)       475,618         (201,183)       238,320
  Touchstone Conservative ETF (Pinnacle(TM))                                  (4,646)        25,225            2,596         23,175
  Touchstone Core Bond (Pinnacle(TM))                                         (7,774)         2,078           21,123         15,427
  Touchstone Mid Cap Growth (Pinnacle(TM))                                    (7,114)         9,551           70,206         72,643
  Touchstone Large Cap Core Equity (Pinnacle(TM))                               (794)         1,422            4,629          5,257
  Touchstone Enhanced ETF (Pinnacle(TM))                                     (42,305)       204,842          117,630        280,167
  Touchstone Growth & Income (Pinnacle(TM))                                   (2,610)         7,645           11,896         16,931
  Touchstone High Yield (Pinnacle(TM))                                       (25,136)        31,411           30,223         36,498
  Touchstone High Yield (PinnacleV(TM))* May 21                                   (4)            --              111            107
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))                       (25,308)       258,386         (121,469)       111,609
  Touchstone Moderate ETF (Pinnacle(TM))                                      (6,865)        58,702          (14,576)        37,261
  Touchstone Money Market (Pinnacle(TM))                                     236,523             --               --        236,523
  Touchstone Third Avenue Value (Pinnacle(TM))                              (150,465)     2,502,608       (1,781,146)       570,997
  Touchstone Value Plus (Pinnacle(TM))                                       (14,802)       109,446          (98,962)        (4,318)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                   40,012        414,454         (302,439)       152,027
  JP Morgan Mid Cap Value (Pinnacle(TM))                                       5,173         26,764          (12,309)        19,628
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                         52,933         24,334          (51,705)        25,562
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                              23,653        540,139         (639,573)       (75,781)
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                                 (50,335)       548,521         (106,158)       392,028
  Fidelity VIP II Contrafund (Pinnacle(TM))                                 (123,172)     1,406,238          504,002      1,787,068
  Fidelity VIP III Growth & Income (Pinnacle(TM))                            106,299        270,379           51,175        427,853
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                       (16,510)       121,553          178,247        283,290
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      (39,070)        22,984          174,578        158,492
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                    (3,129)         7,050           11,871         15,792
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*         (18,453)        (4,836)          20,774         (2,515)
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                               (19,259)        (4,320)          24,586          1,007
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                         (7,382)        13,528           45,705         51,851
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                     (13,732)        11,659          117,104        115,031
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                                (19,888)        58,710           66,154        104,976
  Touchstone Conservative ETF (Pinnacle IV(TM))                              (27,426)         8,247          130,183        111,004
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                  (10,051)         8,185           60,119         58,253

                                                                                    Increase (decrease) in net assets
                                                                                   from contract related transactions
                                                                      ----------------------------------------------------------

                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                         $          --   $    (59,713)  $    (473,592)  $      (394)
  Touchstone Balanced (Pinnacle IV(TM))                                      96,312       (124,144)         41,267          (191)
  Touchstone Baron Small Cap (Pinnacle IV(TM))                              307,915       (117,020)         (5,747)       (1,254)
  Touchstone Conservative ETF (Pinnacle IV(TM))                                  --        (86,906)         (8,978)         (172)
  Touchstone Core Bond (Pinnacle IV(TM))                                     69,849        (31,780)        119,093          (177)
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                               133,014       (226,434)      2,723,652          (898)
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                        365,152        (43,379)        (23,458)         (282)
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                      --        (59,756)        (59,793)         (407)
  Touchstone Growth & Income (Pinnacle IV(TM))                              196,710        (54,550)         77,013          (327)
  Touchstone High Yield (Pinnacle IV(TM))                                   116,545       (258,303)       (172,401)         (353)
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                   286,186       (179,147)        701,453          (304)
  Touchstone Moderate ETF (Pinnacle IV(TM))                                      --        (97,961)        (35,898)         (509)
  Touchstone Money Market (Pinnacle IV(TM))                                      --         (1,979)             (5)          (16)
  Touchstone Third Avenue Value (Pinnacle IV(TM))                         1,116,769       (891,146)      3,290,173        (4,111)
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                   36,770             --              (1)            -
  Touchstone Value Plus (Pinnacle IV(TM))                                    58,260        (54,891)        (40,033)         (223)
  Touchstone Aggressive ETF (Pinnacle(TM))                                   13,219        (87,908)       (538,038)         (318)
  Touchstone Balanced (Pinnacle(TM))                                          9,600       (131,943)        859,559          (115)
  Touchstone Baron Small Cap (Pinnacle(TM))                                  54,784       (313,408)       (354,842)         (625)
  Touchstone Conservative ETF (Pinnacle(TM))                                     --         (2,649)        476,798            (3)
  Touchstone Core Bond (Pinnacle(TM))                                            --        (56,605)       (195,534)         (153)
  Touchstone Mid Cap Growth (Pinnacle(TM))                                      276        (24,082)        509,452          (190)
  Touchstone Large Cap Core Equity (Pinnacle(TM))                                --         (4,454)         82,256            (6)
  Touchstone Enhanced ETF (Pinnacle(TM))                                     13,988       (492,937)       (291,624)         (749)
  Touchstone Growth & Income (Pinnacle(TM))                                   5,270        (94,838)         (3,445)          (37)
  Touchstone High Yield (Pinnacle(TM))                                        5,568       (258,460)       (135,819)         (411)
  Touchstone High Yield (PinnacleV(TM))* May 21                               5,296             --               1            --
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))                       90,218       (436,785)        451,367          (819)
  Touchstone Moderate ETF (Pinnacle(TM))                                     18,000       (117,076)        261,952          (142)
  Touchstone Money Market (Pinnacle(TM))                                    362,222     (3,268,963)      2,596,750        (1,825)
  Touchstone Third Avenue Value (Pinnacle(TM))                              127,122     (2,184,999)      1,079,051        (3,084)
  Touchstone Value Plus (Pinnacle(TM))                                       66,144       (130,417)        (78,078)         (269)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                      --       (126,209)       (187,155)       (1,008)
  JP Morgan Mid Cap Value (Pinnacle(TM))                                         48         (5,942)        (71,992)          (94)
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                         1,000        (82,964)        (86,135)         (136)
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                             16,643       (449,915)       (236,357)         (547)
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                                  8,121     (1,123,901)       (293,619)       (1,062)
  Fidelity VIP II Contrafund (Pinnacle(TM))                                  97,937     (1,860,256)       (223,694)       (3,149)
  Fidelity VIP III Growth & Income (Pinnacle(TM))                            15,600       (413,570)       (159,368)         (775)
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                       41,794       (307,793)        (51,550)         (518)
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                          --       (650,751)      6,386,552        (1,145)
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                       --        (15,284)        395,341           (24)
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*             --       (370,723)      3,743,388          (406)
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                                   --       (147,964)      3,754,976          (214)
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                            --       (243,255)        964,092          (293)
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                         10        (22,617)      1,896,189          (172)
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                               856,173        (16,722)        633,417          (222)
  Touchstone Conservative ETF (Pinnacle IV(TM))                             288,595        (40,346)        489,762           (46)
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                 138,419        (24,528)        342,814          (107)

                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                             Division                                 transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                         $    (533,699)  $   (369,446)  $   2,811,579   $   2,442,133
  Touchstone Balanced (Pinnacle IV(TM))                                      13,244        135,336       2,189,276       2,324,612
  Touchstone Baron Small Cap (Pinnacle IV(TM))                              183,894        463,597       4,102,258       4,565,855
  Touchstone Conservative ETF (Pinnacle IV(TM))                             (96,056)       (10,743)      1,912,383       1,901,640
  Touchstone Core Bond (Pinnacle IV(TM))                                    156,985        182,796       1,067,250       1,250,046
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                             2,629,334      3,017,136       2,061,919       5,079,055
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                        298,033        395,823         903,343       1,299,166
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                (119,956)        44,408       2,470,511       2,514,919
  Touchstone Growth & Income (Pinnacle IV(TM))                              218,846        291,418       1,169,599       1,461,017
  Touchstone High Yield (Pinnacle IV(TM))                                  (314,512)      (275,993)      3,002,194       2,726,201
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                   808,188        870,379       1,183,789       2,054,168
  Touchstone Moderate ETF (Pinnacle IV(TM))                                (134,368)        67,553       3,720,115       3,787,668
  Touchstone Money Market (Pinnacle IV(TM))                                  (2,000)         2,755         172,987         175,742
  Touchstone Third Avenue Value (Pinnacle IV(TM))                         3,511,685      4,201,165      14,954,652      19,155,817
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                   36,769         38,284              --          38,284
  Touchstone Value Plus (Pinnacle IV(TM))                                   (36,887)       (38,755)      1,557,898       1,519,143
  Touchstone Aggressive ETF (Pinnacle(TM))                                 (613,045)      (564,919)        801,808         236,889
  Touchstone Balanced (Pinnacle(TM))                                        737,101        855,056       1,149,151       2,004,207
  Touchstone Baron Small Cap (Pinnacle(TM))                                (614,091)      (375,771)      3,752,360       3,376,589
  Touchstone Conservative ETF (Pinnacle(TM))                                474,146        497,321         223,647         720,968
  Touchstone Core Bond (Pinnacle(TM))                                      (252,292)      (236,865)        902,225         665,360
  Touchstone Mid Cap Growth (Pinnacle(TM))                                  485,456        558,099         395,083         953,182
  Touchstone Large Cap Core Equity (Pinnacle(TM))                            77,796         83,053          40,184         123,237
  Touchstone Enhanced ETF (Pinnacle(TM))                                   (771,322)      (491,155)      4,226,632       3,735,477
  Touchstone Growth & Income (Pinnacle(TM))                                 (93,050)       (76,119)        294,105         217,986
  Touchstone High Yield (Pinnacle(TM))                                     (389,122)      (352,624)      2,589,977       2,237,353
  Touchstone High Yield (PinnacleV(TM))* May 21                               5,297          5,404              --           5,404
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))                      103,981        215,590       2,365,752       2,581,342
  Touchstone Moderate ETF (Pinnacle(TM))                                    162,734        199,995         686,854         886,849
  Touchstone Money Market (Pinnacle(TM))                                   (311,816)       (75,293)      8,281,544       8,206,251
  Touchstone Third Avenue Value (Pinnacle(TM))                             (981,910)      (410,913)     13,937,542      13,526,629
  Touchstone Value Plus (Pinnacle(TM))                                     (142,620)      (146,938)      1,526,544       1,379,606
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                (314,372)      (162,345)      3,384,125       3,221,780
  JP Morgan Mid Cap Value (Pinnacle(TM))                                    (77,980)       (58,352)        377,624         319,272
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                      (168,235)      (142,673)        835,356         692,683
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                           (670,176)      (745,957)      2,831,438       2,085,481
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                             (1,410,461)    (1,018,433)      5,831,399       4,812,966
  Fidelity VIP II Contrafund (Pinnacle(TM))                              (1,989,162)      (202,094)     12,841,742      12,639,648
  Fidelity VIP III Growth & Income (Pinnacle(TM))                          (558,113)      (130,260)      3,839,811       3,709,551
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                     (318,067)       (34,777)      1,646,086       1,611,309
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                   5,734,656      5,893,148              --       5,893,148
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                  380,033        395,825              --         395,825
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*      3,372,259      3,369,744              --       3,369,744
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))               3,606,798      3,607,805              --       3,607,805
   (April 27)*
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                       720,544        772,395              --         772,395
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                  1,873,410      1,988,441              --       1,988,441
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                             1,472,646      1,577,622         615,805       2,193,427
  Touchstone Conservative ETF (Pinnacle IV(TM))                             737,965        848,969       2,064,071       2,913,040
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                 456,598        514,851         648,013       1,162,864

                                                                                     Unit Transactions
                                                                      ------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
Affiliated:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                                 --     (4,916)      (39,134)     (44,050)
  Touchstone Balanced (Pinnacle IV(TM))                                    6,798     (8,743)        2,986        1,041
  Touchstone Baron Small Cap (Pinnacle IV(TM))                            16,380     (6,270)       (1,055)       9,055
  Touchstone Conservative ETF (Pinnacle IV(TM))                               --     (7,750)         (796)      (8,546)
  Touchstone Core Bond (Pinnacle IV(TM))                                   6,260     (2,844)       10,436       13,852
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                              7,590    (12,947)      156,593      151,236
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))                      26,611     (3,136)       (1,852)      21,623
  Touchstone Enhanced ETF (Pinnacle IV(TM))                                   --     (4,582)       (4,510)      (9,092)
  Touchstone Growth & Income (Pinnacle IV(TM))                            14,350     (3,985)        5,819       16,184
  Touchstone High Yield (Pinnacle IV(TM))                                  8,309    (18,366)      (12,619)     (22,676)
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                 22,921    (14,299)       55,306       63,928
  Touchstone Moderate ETF (Pinnacle IV(TM))                                   --     (8,402)       (3,082)     (11,484)
  Touchstone Money Market (Pinnacle IV(TM))                                   --       (189)           --         (189)
  Touchstone Third Avenue Value (Pinnacle IV(TM))                         57,295    (45,460)      164,516      176,351
  Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                 3,934         --            --        3,934
  Touchstone Value Plus (Pinnacle IV(TM))                                  4,586     (4,301)       (2,822)      (2,537)
  Touchstone Aggressive ETF (Pinnacle(TM))                                 1,080     (7,041)      (42,882)     (48,843)
  Touchstone Balanced (Pinnacle(TM))                                         697     (9,453)       63,072       54,316
  Touchstone Baron Small Cap (Pinnacle(TM))                                1,714     (9,645)      (11,211)     (19,142)
  Touchstone Conservative ETF (Pinnacle(TM))                                  --       (235)       42,333       42,098
  Touchstone Core Bond (Pinnacle(TM))                                         --     (5,054)      (17,424)     (22,478)
  Touchstone Mid Cap Growth (Pinnacle(TM))                                    16     (1,367)       29,055       27,704
  Touchstone Large Cap Core Equity (Pinnacle(TM))                             --       (308)        5,795        5,487
  Touchstone Enhanced ETF (Pinnacle(TM))                                   1,105    (37,472)      (21,888)     (58,255)
  Touchstone Growth & Income (Pinnacle(TM))                                  385     (6,782)         (240)      (6,637)
  Touchstone High Yield (Pinnacle(TM))                                       395    (18,283)       (9,781)     (27,669)
  Touchstone High Yield (PinnacleV(TM))* May 21                              552         --            --          552
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))                     3,963    (19,584)       19,690        4,069
  Touchstone Moderate ETF (Pinnacle(TM))                                   1,492     (9,960)       21,733       13,265
  Touchstone Money Market (Pinnacle(TM))                                  34,024   (306,858)      244,072      (28,762)
  Touchstone Third Avenue Value (Pinnacle(TM))                             2,213    (37,696)       16,600      (18,883)
  Touchstone Value Plus (Pinnacle(TM))                                     4,991     (9,908)       (6,078)     (10,995)
Non-Affiliated:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                   --     (7,035)      (11,271)     (18,306)
  JP Morgan Mid Cap Value (Pinnacle(TM))                                       3       (400)       (4,786)      (5,183)
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                         47     (3,902)       (3,997)      (7,852)
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                             484    (12,635)       (6,775)     (18,926)
Non-Affiliated Initial Class:
  Fidelity VIP Equity--Income (Pinnacle(TM))                                 454    (61,883)      (15,633)     (77,062)
  Fidelity VIP II Contrafund (Pinnacle(TM))                                4,664    (86,493)      (11,022)     (92,851)
  Fidelity VIP III Growth & Income (Pinnacle(TM))                            966    (26,254)      (10,150)     (35,438)
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                     3,551    (26,142)       (4,297)     (26,888)
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                       --    (64,995)      640,318      575,323
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                    --     (1,524)       40,183       38,659
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*          --    (37,623)      374,113      336,490
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))
   (April 27)*                                                                --    (14,892)      375,309      360,417
  Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                         --    (24,086)       97,193       73,107
  Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                       1     (2,245)      190,531      188,287
Affiliated Service Class:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                             76,033     (1,495)       58,077      132,615
  Touchstone Conservative ETF (Pinnacle IV(TM))                           26,908     (3,745)       45,625       68,788
  Touchstone Enhanced ETF (Pinnacle IV(TM))                               12,276     (2,148)       30,145       40,273

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                           Inccrease (deccrease) in net assets from operations:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized    appreciation    in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments        period        operations
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Service Class (continued):
  Touchstone Moderate ETF (Pinnacle IV(TM))                           $      (19,930)  $     5,938    $       93,975   $     79,983
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                           (4,582)        8,273            26,562         30,253
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM)) (April 27)*             (1,496)          286             3,767          2,557
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                             (27,270)        4,692           123,135        100,557
  Touchstone Money Market (Pinnacle IV(TM))                                  303,390            --                --        303,390
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                               3            --                --              3
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                                          (8,410)      117,073           298,648        407,311
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                    (49,758)    1,966,367          (354,584)     1,562,025
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                                 5,397         9,999            19,330         34,726
  Fidelity VIP Balanced (Pinnacle IV(TM))                                     40,771        50,228            44,169        135,168
  Fidelity VIP Contrafund (Pinnacle IV(TM))                                 (159,681)      473,349         1,871,560      2,185,228
  Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                              (7)           --               466            459
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*              (3,628)          120           (23,227)       (26,735)
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*           (1,259)          (58)           (6,293)        (7,610)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                 (1,930)        4,986            33,484         36,540
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                              (54,505)      148,187           257,412        351,094
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*                      (721)            4             5,001          4,284
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*                    (1,183)           --            18,451         17,268
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                      (396)            5            12,867         12,476
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*                        (7)           --                50             43
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*                           (1)           --               (17)           (18)
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                               (509)          686            13,992         14,169
  Fidelity VIP Growth (Pinnacle IV(TM))                                      (13,090)       43,804           369,304        400,018
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                              72,687       137,275           126,675        336,637
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                         (6)           --               326            320
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                         (7,154)       47,728            62,015        102,589
  Fidelity VIP High Income (Pinnacle IV(TM))                                  (8,572)       (5,619)           32,311         18,120
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                       (1,604)        1,714             6,977          7,087
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   (45,266)       (1,193)          211,674        165,215
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                        51,049        (9,907)           (6,391)        34,751
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                            (3,926)          579            60,956         57,609
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                     (43,115)      625,941           333,881        916,707
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                                 (2)           --               140            138
  Fidelity VIP Overseas (Pinnacle IV(TM))                                     (9,287)      150,523           187,056        328,292
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                                (1)           --               127            126
  Fidelity VIP Asset Manager (Pinnacle(TM))                                    1,475         3,026            10,588         15,089
  Fidelity VIP Balanced (Pinnacle(TM))                                        13,258        14,870            13,651         41,779
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                      (720)          438            21,970         21,688
  Fidelity VIP High Income (Pinnacle(TM))                                     (1,053)       (2,830)            6,931          3,048
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                            1,853        (1,626)            4,615          4,842
  Fidelity VIP Overseas (Pinnacle(TM))                                        (3,949)       61,900            80,133        138,084
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                      62,763        27,013           (59,574)        30,202
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                           39,599     1,103,139        (1,402,253)      (259,515)
  Franklin Growth and Income Securities (Pinnacle(TM))                       142,022       886,776          (732,224)       296,574
  Franklin Income Securities (Pinnacle(TM))                                  418,860     1,562,045        (1,091,495)       889,410
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*           29,496        49,719          (102,667)       (23,452)
  Franklin Growth and Income Securities (Pinnacle IV(TM))                    166,642       450,006          (628,240)       (11,592)
  Franklin Income Securities (Pinnacle IV(TM))                               275,454       278,823           (82,958)       471,319
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*                          (67)            1             2,101          2,035

                                                                                    Increase (decrease) in net assets
                                                                                   from contract related transactions
                                                                      ----------------------------------------------------------

                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
Affiliated Service Class (continued):
  Touchstone Moderate ETF (Pinnacle IV(TM))                           $   1,440,864   $    (63,798)  $     905,587   $      (189)
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                         712,718         (8,400)             15            --
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM)) (April 27)*           189,174         (6,000)             21            --
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                          3,270,287        (99,888)            165            --
  Touchstone Money Market (Pinnacle IV(TM))                               4,079,723       (926,242)     (2,342,749)       (6,260)
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                          1,806             --              --            --
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                                         26,809       (348,561)       (150,243)         (440)
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                    43,931     (1,019,708)     (1,006,231)       (1,744)
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                                8,841        (13,353)         20,700           (48)
  Fidelity VIP Balanced (Pinnacle IV(TM))                                   194,154        (91,676)        446,621          (307)
  Fidelity VIP Contrafund (Pinnacle IV(TM))                               1,121,039       (516,182)      1,290,279        (2,592)
  Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                          9,004             --              --            --
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*                 --         (3,124)        638,188           (43)
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*           3,136         (1,165)        245,983            (3)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                44,157        (17,689)         57,361           (34)
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                             353,909       (373,513)        413,903          (828)
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*                  165,667         (1,800)             --            --
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*                  441,611             --           2,338            --
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                  350,000             --              --            --
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*                    1,200             --             900            --
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*                      23,551             --              --            --
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                                --        (15,477)        148,934           (11)
  Fidelity VIP Growth (Pinnacle IV(TM))                                     111,826        (74,338)        187,866          (389)
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                            147,870       (297,380)         28,214          (547)
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                     7,415             --               1            --
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                        16,352        (42,337)         81,241          (233)
  Fidelity VIP High Income (Pinnacle IV(TM))                                 95,911        (23,249)        243,718          (121)
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      21,155        (58,793)        888,535           (40)
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   77,056       (181,908)      7,601,674          (672)
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                      339,309        (76,642)      1,599,988          (194)
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           25,420        (61,078)      1,438,489           (74)
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                    359,469       (272,047)        790,229        (1,325)
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                             2,913             --              --            --
  Fidelity VIP Overseas (Pinnacle IV(TM))                                   327,115        (87,124)      2,510,405          (348)
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                            1,854             --              --            --
  Fidelity VIP Asset Manager (Pinnacle(TM))                                      --         (2,789)         68,867           (37)
  Fidelity VIP Balanced (Pinnacle(TM))                                           --        (75,498)        199,090           (41)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                      900        (20,081)        148,827          (187)
  Fidelity VIP High Income (Pinnacle(TM))                                    13,721        (60,445)         50,105            (2)
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          29,237        (63,845)        651,823           (76)
  Fidelity VIP Overseas (Pinnacle(TM))                                       18,917       (101,892)      1,779,096          (268)
Non-Affiliated class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                      3,012        (35,432)        (19,604)         (164)
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                         637,510       (378,442)     (1,268,616)         (843)
  Franklin Growth and Income Securities (Pinnacle(TM))                       49,627     (1,154,141)       (551,113)       (2,118)
  Franklin Income Securities (Pinnacle(TM))                                 218,662     (2,932,236)       (242,444)       (3,150)
Non-Affiliated class 2:
  Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*         103,381       (199,548)      1,380,101          (117)
  Franklin Growth and Income Securities (Pinnacle IV(TM))                   196,638       (246,059)      5,383,623          (986)
  Franklin Income Securities (Pinnacle IV(TM))                            1,110,635       (605,430)        539,754        (1,097)
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*                     113,537             --              --            --

                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                             Division                                 transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
Affiliated Service Class (continued):
  Touchstone Moderate ETF (Pinnacle IV(TM))                           $   2,282,464   $  2,362,447   $     637,026   $   2,999,473
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                         704,333        734,586         154,055         888,641
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM)) (April 27)*           183,195        185,752              --         185,752
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                          3,170,564      3,271,121         106,756       3,377,877
  Touchstone Money Market (Pinnacle IV(TM))                                 804,472      1,107,862      11,390,984      12,498,846
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                          1,806          1,809              --           1,809
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                                       (472,435)       (65,124)      2,021,641       1,956,517
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                (1,983,752)      (421,727)     10,166,374       9,744,647
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                               16,140         50,866         296,117         346,983
  Fidelity VIP Balanced (Pinnacle IV(TM))                                   548,792        683,960       1,346,134       2,030,094
  Fidelity VIP Contrafund (Pinnacle IV(TM))                               1,892,544      4,077,772      13,283,937      17,361,709
  Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                          9,004          9,463              --           9,463
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*            635,021        608,286              --         608,286
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*         247,951        240,341              --         240,341
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                83,795        120,335         265,231         385,566
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                             393,471        744,565       4,884,861       5,629,426
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*                  163,867        168,151              --         168,151
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*                  443,949        461,217              --         461,217
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                  350,000        362,476              --         362,476
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*                    2,100          2,143              --           2,143
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*                      23,551         23,533              --          23,533
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                           133,446        147,615              --         147,615
  Fidelity VIP Growth (Pinnacle IV(TM))                                     224,965        624,983       1,597,961       2,222,944
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                           (121,843)       214,794       2,923,201       3,137,995
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                     7,416          7,736              --           7,736
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                        55,023        157,612         614,583         772,195
  Fidelity VIP High Income (Pinnacle IV(TM))                                316,259        334,379         776,291       1,110,670
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                     850,857        857,944              --         857,944
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                7,496,150      7,661,365              --       7,661,365
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                    1,862,461      1,897,212       1,786,527       3,683,739
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                        1,402,757      1,460,366              --       1,460,366
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                    876,326      1,793,033       5,205,797       6,998,830
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                             2,913          3,051              --           3,051
  Fidelity VIP Overseas (Pinnacle IV(TM))                                 2,750,048      3,078,340       1,325,003       4,403,343
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                            1,854          1,980              --           1,980
  Fidelity VIP Asset Manager (Pinnacle(TM))                                  66,041         81,130          92,961         174,091
  Fidelity VIP Balanced (Pinnacle(TM))                                      123,551        165,330         379,464         544,794
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                  129,459        151,147         181,171         332,318
  Fidelity VIP High Income (Pinnacle(TM))                                     3,379          6,427         148,819         155,246
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                         617,139        621,981         107,817         729,798
  Fidelity VIP Overseas (Pinnacle(TM))                                    1,695,853      1,833,937         431,550       2,265,487
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                    (52,188)       (21,986)        974,073         952,087
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                      (1,010,391)    (1,269,906)      5,132,483       3,862,577
  Franklin Growth and Income Securities (Pinnacle(TM))                   (1,657,745)    (1,361,171)      7,669,257       6,308,086
  Franklin Income Securities (Pinnacle(TM))                              (2,959,168)    (2,069,758)     17,942,960      15,873,202
Non-Affiliated Class 2:
  Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*       1,283,817      1,260,365              --       1,260,365
  Franklin Growth and Income Securities (Pinnacle IV(TM))                 5,333,216      5,321,624       2,637,818       7,959,442
  Franklin Income Securities (Pinnacle IV(TM))                            1,043,862      1,515,181       9,381,346      10,896,527
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*                     113,537        115,572              --         115,572

                                                                                     Unit Transactions
                                                                      ------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------------
Affiliated Service Class (continued):
  Touchstone Moderate ETF (Pinnacle IV(TM))                              129,578     (5,747)       82,335      206,166
  Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                       63,727       (733)            3       62,997
  Touchstone GMAB  Conservative ETF (Pinnacle IV(TM)) (April 27)*         17,493       (549)            2       16,946
  Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                         300,190     (8,966)           15      291,239
  Touchstone Money Market (Pinnacle IV(TM))                              387,827    (88,957)     (222,259)      76,611
  Touchstone Money Market (Pinnacle V(TM)) (May 21)*                         179         --            --          179
Non-Affiliated Service Class:
  Fidelity VIP Growth (Pinnacle(TM))                                       2,952    (37,028)      (15,686)     (49,762)
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                  1,337    (29,334)      (28,696)     (56,693)
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                               780     (1,133)        1,748        1,395
  Fidelity VIP Balanced (Pinnacle IV(TM))                                 13,787     (6,596)       31,577       38,768
  Fidelity VIP Contrafund (Pinnacle IV(TM))                               64,518    (29,760)       73,562      108,320
  Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                         881         --            --          881
  Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*              --       (317)       64,075       63,758
  Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*          311       (122)       25,013       25,202
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))              2,816     (1,100)        3,454        5,170
  Fidelity VIP Equity--Income (Pinnacle IV(TM))                           23,172    (24,257)       27,385       26,300
  Fidelity VIP Freedom 2010 (Pinnacle IV (TM)) (April 27)*                16,528       (180)           --       16,348
  Fidelity VIP Freedom 2015 (Pinnacle IV (TM)) (April 27)*                44,446         --           230       44,676
  Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                34,930         --            --       34,930
  Fidelity VIP Freedom 2025 (Pinnacle IV (TM)) (April 27)*                   117         --            89          206
  Fidelity VIP Freedom 2030 (Pinnacle V (TM)) (May 21)*                    2,284         --            --        2,284
  Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                             --     (1,501)       14,273       12,772
  Fidelity VIP Growth (Pinnacle IV(TM))                                    9,451     (6,583)       16,377       19,245
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                          10,816    (22,207)        2,170       (9,221)
  Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                    746         --            --          746
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                      1,257     (3,301)        5,019        2,975
  Fidelity VIP High Income (Pinnacle IV(TM))                               6,932     (1,692)       17,703       22,943
  Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                    2,091     (5,832)       87,591       83,850
  Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                 7,644    (18,218)      759,668      749,094
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                    31,864     (7,194)      149,758      174,428
  Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                         2,546     (6,068)      138,903      135,381
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                  17,051    (13,076)       36,479       40,454
  Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                            285         --            --          285
  Fidelity VIP Overseas (Pinnacle IV(TM))                                 20,300     (5,402)      151,449      166,347
  Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                           191         --            --          191
  Fidelity VIP Asset Manager (Pinnacle(TM))                                   --       (239)        5,883        5,644
  Fidelity VIP Balanced (Pinnacle(TM))                                        --     (5,874)       15,775        9,901
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                    61     (1,300)        9,318        8,079
  Fidelity VIP High Income (Pinnacle(TM))                                  1,173     (5,006)        4,117          284
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))                        2,735     (5,957)       60,709       57,487
  Fidelity VIP Overseas (Pinnacle(TM))                                     1,157     (6,377)      107,076      101,856
Non-Affiliated Class 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     175     (2,050)       (1,113)      (2,988)
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                       21,384    (13,637)      (47,039)     (39,292)
  Franklin Growth and Income Securities (Pinnacle(TM))                     3,218    (72,259)      (34,599)    (103,640)
  Franklin Income Securities (Pinnacle(TM))                               12,511   (169,828)      (12,573)    (169,890)
Non-Affiliated Class 2:                                                                                          --
  Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*       10,522    (19,837)      137,872      128,557
  Franklin Growth and Income Securities (Pinnacle IV(TM))                 12,683    (15,494)      335,171      332,360
  Franklin Income Securities (Pinnacle IV(TM))                            65,850    (35,126)       31,039       61,763
  Franklin Income Securities (Pinnacle V(TM)) (May 21)*                   11,796         --            --       11,796

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                           Inccrease (deccrease) in net assets from operations:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized    appreciation    in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments        period        operations
------------------------------------------------------------------------------------------------------------------------------------

Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))              $       (7,241)  $    41,398    $      186,949   $    221,106
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                         74,420       342,386          (132,993)       283,813
  Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*                   (44)            1             2,419          2,376
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                                   198        (2,431)               (9)        (2,242)
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))
   (April 27)*                                                                   (61)           (4)               71              6
  Templeton Foreign Securities (Pinnacle IV(TM))                              42,169       267,211            79,760        389,140
  Templeton Growth Securities (Pinnacle IV(TM))                               23,278       401,720          (303,435)       121,563
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                    7,837        53,983           (25,561)        36,259
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                           (4,353)       22,663            33,202         51,512
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*           2,585           543            (2,852)           276
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                    (3,388)      300,992           247,934        545,538
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*                 9,512       (12,381)          (34,624)       (37,493)
  Franklin Large Cap Growth Securities (Pinnacle(TM))                         (1,469)       19,637            36,531         54,699
  Franklin Mutual Shares Securities (Pinnacle(TM))                            20,655       184,490          (113,405)        91,740
  Templeton Foreign Securities (Pinnacle(TM))                                 30,358       256,666           (56,628)       230,396
  Templeton Growth Securities (Pinnacle(TM))                                   5,454       271,843          (197,362)        79,935
  Van Kampen LIT Comstock (Pinnacle(TM))                                       2,228        25,951           (19,826)         8,353
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                                (853)          462            12,134         11,743
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                       (2,159)      406,140            52,119        456,100
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                      179         5,096            (4,012)         1,263
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                                   4,453       266,706          (263,518)         7,641
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                     (111)       75,691           (60,986)        14,594

                                                                                    Increase (decrease) in net assets
                                                                                   from contract related transactions
                                                                      ----------------------------------------------------------

                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))              $      54,636   $    (63,138)  $     202,859   $      (184)
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                       653,764       (388,500)      1,284,938          (877)
  Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*               91,924             --              --            --
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                                   --        (15,173)         18,154            --
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))
   (April 27)*                                                                   --             --          40,005            --
  Templeton Foreign Securities (Pinnacle IV(TM))                            252,626       (116,092)        366,226          (624)
  Templeton Growth Securities (Pinnacle IV(TM))                             235,387       (249,629)        347,537          (276)
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                   1,048        (47,491)        (11,394)         (194)
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          10,931        (27,298)        (64,592)          (58)
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*          5,797           (772)         72,197            (5)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                  118,918        (54,991)        380,944          (420)
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*              111,895         (9,542)        765,470           (83)
  Franklin Large Cap Growth Securities (Pinnacle(TM))                           258         (9,555)         52,150           (45)
  Franklin Mutual Shares Securities (Pinnacle(TM))                           49,462       (307,613)        467,437          (533)
  Templeton Foreign Securities (Pinnacle(TM))                                20,143        (66,055)        351,400          (221)
  Templeton Growth Securities (Pinnacle(TM))                                    420       (195,642)        (11,726)         (177)
  Van Kampen LIT Comstock (Pinnacle(TM))                                        612        (50,757)       (138,607)          (94)
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                                150           (246)         (1,019)          (29)
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                      16,895       (209,265)        171,241          (199)
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                      --             --             927           (43)
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                                 13,531       (370,969)       (341,104)         (474)
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                  68,112        (44,061)         (6,519)         (203)

                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                             Division                                 transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))              $     194,173   $    415,279   $   1,965,584   $   2,380,863
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                     1,549,325      1,833,138       5,869,618       7,702,756
  Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*               91,924         94,300              --          94,300
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                                2,981            739              --             739
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))
   (April 27)*                                                               40,005         40,011              --          40,011
  Templeton Foreign Securities (Pinnacle IV(TM))                            502,136        891,276       3,221,259       4,112,535
  Templeton Growth Securities (Pinnacle IV(TM))                             333,019        454,582       3,115,893       3,570,475
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                 (58,031)       (21,772)      1,351,040       1,329,268
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                         (81,017)       (29,505)        439,401         409,896
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))
   (April 27)*                                                               77,217         77,493              --          77,493
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                  444,451        989,989       1,669,986       2,659,975
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*              867,740        830,247              --         830,247
  Franklin Large Cap Growth Securities (Pinnacle(TM))                        42,808         97,507         496,745         594,252
  Franklin Mutual Shares Securities (Pinnacle(TM))                          208,753        300,493       1,759,926       2,060,419
  Templeton Foreign Securities (Pinnacle(TM))                               305,267        535,663       1,832,260       2,367,923
  Templeton Growth Securities (Pinnacle(TM))                               (207,125)      (127,190)      1,740,240       1,613,050
  Van Kampen LIT Comstock (Pinnacle(TM))                                   (188,846)      (180,493)        452,092         271,599
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                             (1,144)        10,599          80,616          91,215
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                     (21,328)       434,772       1,792,738       2,227,510
Non-Affiliated Class A
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                     884          2,147          78,453          80,600
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                               (699,016)      (691,375)      2,854,963       2,163,588
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                  17,329         31,923         894,465         926,388

                                                                                     Unit Transactions
                                                                      ------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
----------------------------------------------------------------------------------------------------------------------
Non-Affiliated Class 2 (continued):
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))                   3,843     (4,482)       13,619       12,980
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                     36,439    (21,551)       71,746       86,634
  Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*             9,744         --            --        9,744
  Franklin Small Cap Value Securities Fund (Pinnacle (TM))
   (April 27)*                                                                --     (1,691)        1,769           78
  Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))                 --         --         4,215        4,215
   (April 27)*                                                            12,747     (5,891)       17,241       24,097
  Templeton Foreign Securities (Pinnacle IV(TM))                          12,441    (12,884)       17,926       17,483
  Templeton Growth Securities (Pinnacle IV(TM))                               62     (2,784)         (663)      (3,385)
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                  762     (1,985)       (4,839)      (6,062)
  Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          582        (78)        7,244        7,748
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*       3,583     (1,646)        8,979       10,916
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                12,191     (1,088)       81,040       92,143
  Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*                18       (661)        3,398        2,755
  Franklin Large Cap Growth Securities (Pinnacle(TM))                      2,700    (16,924)       26,183       11,959
  Franklin Mutual Shares Securities (Pinnacle(TM))                           989     (3,258)       17,170       14,901
  Templeton Foreign Securities (Pinnacle(TM))                                 23    (10,439)          230      (10,186)
  Templeton Growth Securities (Pinnacle(TM))                                  35     (2,988)       (8,206)     (11,159)
  Van Kampen LIT Comstock (Pinnacle(TM))                                      10        (19)          (73)         (82)
  Van Kampen LIT Strategic Growth (Pinnacle(TM))                             474     (6,033)        1,977       (3,582)
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))
Non-Affiliated Class a
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                   --         (3)           53           50
  DWS VIT Small Cap Index VIP (Pinnacle(TM))                                 786    (21,311)      (22,665)     (43,190)
Non-Affiliated Class B
  DWS Small Cap Index VIP (Pinnacle IV(TM))                                4,472     (2,859)         (371)       1,242

See accompanying note.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                    Note to Financial Statements (Unaudited)

                               September 30, 2007


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (GAAP), and with the instructions to Article 3 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in it's Form N-4 filed with the United States Securities and Exchange Commission.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); J.P. Morgan Series Trust II ("JPM Series"); DWS VIP Funds ("DWS Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Portfolios").

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

              Note to Financial Statements (Unaudited) (continued)

                               September 30, 2007


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In May 2007, the funds managed by Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds") and Putnam Variable Trust Funds ("Putnam VT Funds") were liquidated and closed.

STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

National Integrity Life Insurance Company
Nine - Month Period Ended September 30, 2007

                    National Integrity Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)

                  Nine - Month Period Ended September 30, 2007


                                    CONTENTS


Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)...........1
Statements of Operations for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)...............2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited)  (Statutory-Basis)..........3
Statements of Cash Flow for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)...............4
Note to Unaudited Financial Statements (Statutory-Basis).......................5

                    National Integrity Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)

                                                                                                    SEPTEMBER 30
                                                                                                        2007
                                                                                              --------------------------
                                                                                                   (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                                         $   901,479
    Preferred stocks                                                                                             35,519
    Mortgage loans                                                                                                  964
    Policy loans                                                                                                 41,063
    Cash, cash equivalents and short-term investments                                                            16,538
    Receivable for securities                                                                                     3,177
                                                                                              --------------------------
Total cash and invested assets                                                                                  998,740

Investment income due and accrued                                                                                10,383
Net deferred tax asset                                                                                           12,172
Other admitted assets                                                                                             2,374
Separate account assets                                                                                       2,545,022
                                                                                              --------------------------
Total admitted assets                                                                                       $ 3,568,691
                                                                                              ==========================

Liabilities and Capital and Surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                                             $   885,823
      Policy and contract claims                                                                                     38
      Deposits on policies to be issued                                                                           2,571
                                                                                              --------------------------
    Total policy and contract liabilities                                                                       888,432

    General expense due and accrued                                                                                 292
    Transfer to separate accounts due and accrued (net)                                                         (43,561)
    Asset valuation reserve                                                                                      21,404
    Other liabilities                                                                                            18,796
    Separate account liabilities                                                                              2,545,022
                                                                                              --------------------------
Total liabilities                                                                                             3,430,385

Capital and surplus:
    Common stock, $10 par value, 200 shares
      authorized, issued and outstanding                                                                          2,000
    Paid-in surplus                                                                                             206,371
    Accumulated deficit                                                                                         (70,065)
                                                                                              --------------------------
Total capital and surplus                                                                                       138,306
                                                                                              --------------------------
Total liabilities and capital and surplus                                                                   $ 3,568,691
                                                                                              ==========================


See accompanying note.

                    National Integrity Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                            NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                           2007              2006
                                                                                     -----------------------------------
                                                                                               (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                      $ 308,750        $ 409,969
    Net investment income                                                                       40,529           38,571
    Considerations for supplementary contracts with life contingencies                           4,780            2,318
    Amortization of the interest maintenance reserve                                              (700)            (289)
    Fees from management of separate account mutual funds                                        6,329            5,628
    Other revenues                                                                               1,169              992
                                                                                     -----------------------------------
Total premiums and other revenues                                                              360,857          457,189

Benefits paid or provided:
    Death benefits                                                                               1,973            1,896
    Annuity benefits                                                                            47,657           37,627
    Surrender benefits                                                                         311,821          183,365
    Payments on supplementary contracts                                                            975              820
    Other benefits                                                                                 750              483
    Increase (decrease) in policy reserves and other policyholders' funds                      (12,038)          52,205
                                                                                     -----------------------------------
Total benefits paid or provided                                                                351,138          276,396

Insurance expenses and other deductions:
    Commissions                                                                                 16,713           19,948
    Commissions and expenses on reinsurance assumed                                              1,305            1,824
    General expenses                                                                             8,864            7,660
    Net transfers to (from) separate accounts                                                  (26,277)         142,463
    Other deductions                                                                              (587)            (790)
                                                                                     -----------------------------------
Total insurance expenses and other deductions                                                       18          171,105
                                                                                     -----------------------------------

Gain (loss) from operations before federal income tax expense (benefit)
    and net realized capital gains (losses)                                                      9,701            9,688

Federal income tax expense (benefit), excluding tax
    on capital gains                                                                             1,551          (24,617)
                                                                                     -----------------------------------

Gain (loss) from operations before net realized
    capital gains (losses)                                                                       8,150           34,305

Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                                  (1,352)           2,667
                                                                                     -----------------------------------
Net income (loss)                                                                            $   6,798        $  36,972
                                                                                     ===================================


See accompanying note.

                    National Integrity Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                                           COMMON               PAID-IN           ACCUMULATED        TOTAL CAPITAL
                                                            STOCK               SURPLUS             DEFICIT           AND SURPLUS
                                                    -------------------------------------------------------------------------------
                                                                                    (in thousands)
Balance,  January 1, 2007                                        2,000             206,371            (79,297)             129,074

Net income                                                           -                   -              6,798                6,798
Change in net deferred income tax asset                              -                   -              1,013                1,013
Net change in nonadmitted
    assets and related items                                         -                   -               (725)                (725)
Change in asset valuation reserve                                    -                   -                393                  393
Change in surplus in separate accounts                               -                   -              1,753                1,753
                                                    -------------------------------------------------------------------------------
Balance, September 30, 2007                                    $ 2,000           $ 206,371          $ (70,065)           $ 138,306
                                                    ===============================================================================


See accompanying note.

                    National Integrity Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                              NINE - MONTH PERIOD
                                                                                              ENDED SEPTEMBER 30
                                                                                           2007                2006
                                                                                    ----------------------------------------
                                                                                                (in thousands)

CASH FROM OPERATIONS:

    Premiums collected net of reinsurance                                                     $ 313,530           $ 412,287
    Net investment income received                                                               39,440              36,725
    Benefits paid                                                                              (363,373)           (223,600)
    Net transfers from (to) separate accounts                                                    68,208            (162,800)
    Commissions and expense paid                                                                (26,102)            (28,581)
    Other, net                                                                                    3,282              30,080
                                                                                    ----------------------------------------
    Net cash from (for) operations                                                               34,985              64,111

CASH FROM INVESTMENTS:

    Proceeds from investments sold, matured or repaid:

       Debt securities                                                                          422,717             315,564
       Stocks                                                                                    28,682              12,980
       Mortgage loans                                                                             3,480                 409
       Miscellaneous proceeds                                                                    10,537              10,929
                                                                                    ----------------------------------------
    Net proceeds from investments sold, matured or repaid                                       465,416             339,882

    Cost of investments acquired:
       Debt securities                                                                          458,347             429,364
       Stocks                                                                                    16,983              27,484
       Mortgage loans                                                                               964               3,504
       Miscellaneous applications                                                                (3,948)                  3
                                                                                    ----------------------------------------
    Total cost of investments acquired                                                          472,346             460,355

    Net change in policy and other loans                                                          1,018               1,051
                                                                                    ----------------------------------------
    Net cash from (for) investments                                                              (7,948)           (121,524)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:

    Borrowed money                                                                              (22,810)              9,219
    Net deposits on deposit-type contract funds and other insurance liabilities                   3,927                 669
    Other cash provided (applied)                                                                (5,197)             17,046
                                                                                    ----------------------------------------
    Net cash from (for) financing and miscellaneous sources                                     (24,080)             26,934
                                                                                    ----------------------------------------

    Net change in cash, cash equivalents and short-term investments                               2,957             (30,479)
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                       13,581              99,101
                                                                                    ----------------------------------------
       End of period                                                                          $  16,538           $  68,622
                                                                                    ========================================


    See accompanying note.

                    National Integrity Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)


1. BASIS OF PRESENTATION

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                    National Integrity Life Insurance Company

               Statutory-Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................1

Financial Statements

Balance Sheets (Statutory-Basis).............................................2
Statements of Operations (Statutory-Basis)...................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)...............4
Statements of Cash Flow (Statutory-Basis)....................................5
Notes to Financial Statements (Statutory-Basis)..............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments
  in Related Parties........................................................32
Schedule III - Supplementary Insurance Information..........................33
Schedule IV - Reinsurance...................................................34

             Report of Independent Registered Public Accounting Firm

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Cincinnati, Ohio
April 9, 2007

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                            DECEMBER 31
                                                                                       2006             2005
                                                                                 -----------------------------------
                                                                                           (in thousands)

ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                   $   869,781       $   736,886
    Preferred stocks                                                                       46,866            25,547
    Mortgage loans                                                                          3,480               404
    Policy loans                                                                           40,044            38,312
    Cash, cash equivalents and short-term investments                                      13,581            99,101
    Receivable for securities                                                                 584               979
                                                                                 -----------------------------------
Total cash and invested assets                                                            974,336           901,229

Investment income due and accrued                                                           9,566             8,475
Net deferred tax asset                                                                     11,159             8,499
Separate account assets                                                                 2,488,106         2,131,510
                                                                                 -----------------------------------
Total admitted assets                                                                 $ 3,483,167       $ 3,049,713
                                                                                 ===================================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:

    Policy and contract liabilities:
      Life and annuity reserves                                                       $   877,478       $   823,938
      Liability for deposit-type contracts                                                 16,356            13,954
      Policy and contract claims                                                               38                27
      Deposits on policies to be issued                                                     2,873             3,542
                                                                                 -----------------------------------
    Total policy and contract liabilities                                                 896,745           841,461

    General expense due and accrued                                                           192                67
    Transfer to separate accounts due and accrued (net)                                   (85,492)          (58,576)
    Asset valuation reserve                                                                21,798            19,340
    Other liabilities                                                                       9,934             4,336
    Borrowed money and interest                                                            22,810            13,248
    Separate account liabilities                                                        2,488,106         2,131,510
                                                                                 -----------------------------------
Total liabilities                                                                       3,354,093         2,951,386

Capital and surplus:

    Common stock, $10 par value, 200 shares
      authorized, issued and outstanding                                                    2,000             2,000
    Paid-in surplus                                                                       206,371           206,371
    Accumulated deficit                                                                   (79,297)         (110,044)
                                                                                 -----------------------------------
Total capital and surplus                                                                 129,074            98,327
                                                                                 -----------------------------------
Total liabilities and capital and surplus                                             $ 3,483,167       $ 3,049,713
                                                                                 ===================================

See accompanying notes.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                               YEAR ENDED DECEMBER 31
                                                                                       2006             2005             2004
                                                                                 ---------------------------------------------------
                                                                                                   (in thousands)

Premiums and other revenues:
    Premiums and annuity considerations                                                 $ 528,350        $ 486,498        $ 419,142
    Net investment income                                                                  51,555           42,224           32,084
    Considerations for supplementary contracts with life contingencies                      3,166            1,593            2,193
    Amortization of the interest maintenance reserve                                         (466)              17              173
    Fees from management of separate account mutual funds                                   7,614            8,069            7,246
    Other revenues                                                                          1,363            3,430            2,307
                                                                                 ---------------------------------------------------
Total premiums and other revenues                                                         591,582          541,831          463,145

Benefits paid or provided:
    Death benefits                                                                          2,750            6,859            1,337
    Annuity benefits                                                                       55,844           48,060           46,266
    Surrender benefits                                                                    256,327          198,466          190,789
    Payments on supplementary contracts                                                     1,093              860              706
    Other benefits                                                                            604              591              305
    Increase (decrease) in policy reserves and other policyholders' funds                  53,026          183,666          139,431
                                                                                 ---------------------------------------------------
Total benefits paid or provided                                                           369,644          438,502          378,834

Insurance expenses and other deductions:

    Commissions                                                                            25,489           26,219           23,658
    Commissions and expenses on reinsurance assumed                                         2,439            4,200            5,276
    General expenses                                                                       11,142           12,742           13,686
    Net transfers to (from) separate accounts                                             171,850           59,284           48,650
    Other deductions                                                                       (1,308)            (766)          (4,005)
                                                                                 ---------------------------------------------------
Total insurance expenses and other deductions                                             209,612          101,679           87,265
                                                                                 ---------------------------------------------------

Gain (loss) from operations before federal income tax expense
    (benefit) and net realized capital gains (losses)                                      12,326            1,650           (2,954)

Federal income tax expense (benefit), excluding tax
    on capital gains                                                                      (22,086)               -             (423)
                                                                                 ---------------------------------------------------

Gain (loss) from operations before net realized
    capital gains (losses)                                                                 34,412            1,650           (2,531)

Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                              3,480            5,467           (1,480)
                                                                                 ---------------------------------------------------
Net income (loss)                                                                       $  37,892        $   7,117        $  (4,011)
                                                                                 ===================================================


See accompanying notes.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004

                                                              COMMON           PAID-IN              ACCUMULATED        TOTAL CAPITAL
                                                               STOCK           SURPLUS                DEFICIT          AND SURPLUS
                                                     -----------------------------------------------------------------------------
                                                                                    (in thousands)

Balance, January 1, 2004                                        $ 2,000          $ 181,371           $ (91,472)          $ 91,899

Net loss                                                              -                  -              (4,011)            (4,011)
Change in net deferred income tax asset                               -                  -               6,875              6,875
Net change in unrealized gains on investments
    (net of deferred tax expense (benefit) of $51)                    -                  -                  95                 95
Net change in nonadmitted
    assets and related items                                          -                  -              (7,473)            (7,473)
Change in reserve on account of change
    in valuation basis                                                -                  -             (10,100)           (10,100)
Change in asset valuation reserve                                     -                  -                (384)              (384)
Change in surplus in separate accounts                                                                  (3,764)            (3,764)
Capital Contribution                                                  -             25,000                   -             25,000
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2004                                        2,000            206,371            (110,234)            98,137

Net income                                                            -                  -               7,117              7,117
Change in net deferred income tax asset                               -                  -                 647                647
Net change in unrealized gains on investments
    (net of deferred tax expense (benefit) of ($845))                 -                  -                 845                845
Net change in nonadmitted
    assets and related items                                          -                  -              (1,709)            (1,709)
Change in reserve on account of change
    in valuation basis                                                -                  -              (1,778)            (1,778)
Change in asset valuation reserve                                     -                  -                 694                694
Change in surplus in separate accounts                                -                  -              (5,626)            (5,626)
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2005                                        2,000            206,371            (110,044)            98,327

Net income                                                            -                  -              37,892             37,892
Change in net deferred income tax asset                               -                  -             (27,490)           (27,490)
Net change in nonadmitted
    assets and related items                                          -                  -              21,015             21,015
Change in asset valuation reserve                                     -                  -              (2,458)            (2,458)
Change in surplus in separate accounts                                -                  -               1,788              1,788
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2006                                      $ 2,000          $ 206,371           $ (79,297)         $ 129,074
                                                     =============================================================================


See accompanying notes.

                    National Integrity Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                        YEAR ENDED DECEMBER 31
                                                                                2006            2005             2004
                                                                           -------------------------------------------------
                                                                                            (in thousands)

CASH FROM OPERATIONS:

    Premiums collected net of reinsurance                                        $ 531,516       $ 488,091        $ 421,335
    Net investment income received                                                  50,933          41,538           30,740
    Benefits paid                                                                 (315,691)       (257,404)        (239,500)
    Net transfers from (to) separate accounts                                     (198,766)        (70,025)         (62,014)
    Commissions and expense paid                                                   (37,781)        (42,236)         (39,193)
    Other, net                                                                      36,619          11,500            9,553
                                                                           -------------------------------------------------
    Net cash from (for) operations                                                  66,830         171,464          120,921

CASH FROM INVESTMENTS:

    Proceeds from investments sold, matured or repaid:

      Debt securities                                                              541,820         354,884          410,904
      Stocks                                                                        23,232          22,162                -
      Mortgage loans                                                                   414             279               42
      Other invested assets                                                              -               -            3,729
      Net gains (losses) on cash, cash equivalents and short-term investments            -               -            2,175
      Miscellaneous proceeds                                                           863             428           26,079
                                                                           -------------------------------------------------
    Net proceeds from investments sold, matured or repaid                          566,329         377,753          442,929

    Cost of investments acquired:
      Debt securities                                                              677,362         510,400          532,962
      Stocks                                                                        44,455          19,116            1,941
      Mortgage loans                                                                 3,504               -                -
      Miscellaneous applications                                                         -          23,734            1,008
                                                                           -------------------------------------------------
    Total cost of investments acquired                                             725,321         553,250          535,911

    Net change in policy and other loans                                             1,732            (156)           2,539
                                                                           -------------------------------------------------
    Net cash from (for) investments                                               (160,724)       (175,341)         (95,521)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:

    Capital contributions                                                                -               -           25,000
    Borrowed money                                                                   9,562          13,248           (5,920)
    Net deposits on deposit-type contract funds and other insurance liabilities      2,401               -                -
    Other cash provided (applied)                                                   (3,589)          5,714            4,420
                                                                           -------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                          8,374          18,962           23,500
                                                                           -------------------------------------------------

    Net change in cash, cash equivalents and short-term investments                (85,520)         15,085           48,900
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                             99,101          84,016           35,116
                                                                           -------------------------------------------------
      End of year                                                                $  13,581       $  99,101        $  84,016
                                                                           =================================================

    See accompanying notes.

                    National Integrity Life Insurance Company

               Notes to the Financial Statements (Statutory-Basis)

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC's Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                         DECEMBER 31
                                                                 2006                 2005
                                                          ------------------------------------------
                                                                       (in thousands)

Capital and surplus as reported in the accompanying
   statutory-basis financial statements                      $     129,074      $      98,327
Adjustments to customer deposits                                   (30,560)            (9,085)
Adjustments to invested asset carrying values                         (952)             2,763
Federal income taxes                                               (41,610)           (17,058)
Asset valuation reserve                                             21,798             19,340
Value of insurance in force                                         21,274             26,280
Goodwill                                                            14,548             14,548
Deferred policy acquisition costs                                  118,725            104,298
Deferred sales inducements                                          12,511              6,918
Commissions and prepaids                                               415                  -
Other                                                                    -                137
                                                          ------------------------------------------
Shareholder's equity, GAAP basis                             $     245,223      $     246,468
                                                          ==========================================


                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31
                                                                   2006              2005               2004
                                                             -------------------------------------------------------
                                                                                 (in thousands)

Net income (loss) as reported in the accompanying
   statutory-basis financial statements                         $      37,892    $       7,117      $      (4,011)
Deferred policy acquisition costs, net of amortization                 12,112           16,276             20,163
Deferred sales inducements, net of amortization                         6,663            3,087              2,827
Adjustments to customer deposits                                       (9,145)          (4,658)            (4,532)
Adjustments to invested asset carrying values at
   acquisition date                                                     1,143              928              3,150
Amortization of value of insurance in force                            (5,006)          (5,885)                 -
Amortization of interest maintenance reserve                              466               17             (1,457)
Adjustments for realized investment gains/losses                      (11,110)           2,704                338
Adjustments for federal income tax expense                            (25,831)          (5,919)            (7,110)
Other                                                                  (1,113)            (557)             1,552
                                                             -------------------------------------------------------
Net income, GAAP basis                                          $       6,071    $      13,110      $      10,920
                                                             =======================================================


Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial conditions. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $22.8 million and $13.2 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company has loaned $50.0 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. All of the collateral was restricted and held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

RECLASSIFICATIONS

Certain amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                    National Integrity Life Insurance Company

2.  INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                        BOOK/ ADJUSTED     GROSS UNREALIZED  GROSS UNREALIZED
                                        CARRYING VALUE          GAINS             LOSSES           FAIR VALUE
                                     ------------------------------------------------------------------------------
                                                                    (in thousands)

 At December 31, 2006:

  U.S. Treasury securities and                               $         152     $         (158)   $       23,647
    obligations of U.S. government
    corporation and agencies            $      23,653
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                 21,328                    9                (37)           21,300
  Corporate securities/asset-backed

    securities                                509,297                8,126             (8,582)          508,841
  Mortgage-backed securities                  315,503                1,592             (2,992)          314,103
                                     ------------------------------------------------------------------------------
Total                                   $     869,781        $       9,879     $      (11,769)   $      867,891
                                     ==============================================================================


                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

                                        BOOK/ ADJUSTED     GROSS UNREALIZED  GROSS UNREALIZED
                                        CARRYING VALUE          GAINS             LOSSES           FAIR VALUE
                                     ------------------------------------------------------------------------------
                                                                    (in thousands)

 At December 31, 2005:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies            $      30,653        $         304    $         (302)  $        30,655
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                    800                    -                (6)              794
  Corporate securities/asset-backed
    securities                                432,461               11,820            (7,839)          436,442
  Mortgage-backed securities                  272,972                1,530            (3,735)          270,767
                                     -------------------------------------------------------------------------------
Total                                   $     736,886        $      13,654    $      (11,882)   $      738,658
                                     ===============================================================================


At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $19.2 million and $17.0 million, respectively, and an aggregate fair value of $21.6 million and $19.8, respectively. Such holdings amount to 2.2% and 2.3%, respectively, of the Company's investment in debt securities and 0.6% and 0.6%, respectively, of the Company's total admitted assets as December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                    12 MONTHS
                                                 --------------- ---------------- --------------- ------------------
                                                   UNREALIZED                       UNREALIZED
                                                     LOSSES        FAIR VALUE         LOSSES         FAIR VALUE
                                                 --------------- ---------------- --------------- ------------------
  At December 31, 2006:                                                  (in thousands)
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies   $       (154)   $      20,535    $         (4)   $         239
  Debt securities issued by states of the U.S.
     and political subdivisions of the states             (24)           4,602             (13)             687
  Corporate securities/asset-backed securities         (2,016)         150,472          (6,566)         122,344
  Mortgage-backed securities                           (1,427)         139,690          (1,565)          89,897
                                                 --------------- ---------------- --------------- ------------------
Total                                            $     (3,621)   $     315,299    $     (8,148)   $     213,167
                                                 =============== ================ =============== ==================

Preferred stocks                                 $       (207)   $      12,289    $       (120)   $       3,589
                                                 =============== ================ =============== ==================



                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                    12 MONTHS
                                                 --------------- ---------------- --------------- ------------------
                                                   UNREALIZED                       UNREALIZED
                                                     LOSSES        FAIR VALUE         LOSSES         FAIR VALUE
                                                 --------------- ---------------- --------------- ------------------
At December 31, 2005:                                                     (in thousands)
 U.S. Treasury securities and obligation of      $
    U.S. government corporations and agencies            (296)   $      22,758    $          (6)  $         240
 Debt securities issued by states of the U.S.
    and political subdivisions of the states               (6)             794               -                -
 Corporate securities/asset-backed securities          (3,532)         196,178          (4,307)          34,558
 Mortgage-backed securities                            (3,029)         182,263            (706)          15,386
                                                 --------------- ---------------- --------------- ------------------
Total                                            $     (6,863)   $     401,993    $     (5,019)   $      50,184
                                                 =============== ================ =============== ==================

Preferred stocks                                 $        (52)   $       2,456    $          -    $           -
                                                 =============== ================ =============== ==================


                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Investments that are impaired at December 31, 2006 and 2005, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.2% and 2.6% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 216 securities held that are considered temporarily impaired, 89 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 159 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:


                                      COST OR AMORTIZED
                                             COST               FAIR VALUE
                                     ----------------------------------------
                                                 (in thousands)

Years to maturity:

   One or less                              $  20,890          $   20,890

   After one through five                     168,413             168,814

   After five through ten                     164,561             159,237

   After ten                                  200,414             204,847

   Mortgage-backed securities                 315,503             314,103
                                     ----------------------------------------
Total                                       $  869,781         $ 867,891
                                     ========================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2006, 2005 and 2004 were $215.6 million, $106.2 million, and $22.5 million; gross gains of $1.5 million, $5.8, and $59,550, and gross losses of $2.9 million, $1.7 million, and $0.7 million were realized on these sales in 2006, 2005 and 2004, respectively.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

                                                                   2006                2005               2004
                                                           -----------------------------------------------------------
                                                                                 (in thousands)

Realized capital gains (losses)                            $          (2,185)    $           4,956  $      (3,443)
Less amount transferred to IMR                                        (3,507)                 (426)        (1,218)

Less federal income taxes of realized capital gains                   (2,158)                  (85)          (745)
                                                           --------------------- ------------------ ------------------
Net realized capital gains (losses)                        $           3,480     $           5,467  $      (1,480)
                                                           ===================== ================== ==================


The unrealized gains and unrealized losses on, and the cost and fair value of preferred stocks are as follows:

                                                                 GROSS              GROSS
                                                              UNREALIZED          UNREALIZED
                                                COST             GAINS              LOSSES           FAIR VALUE
                                          --------------------------------------------------------------------------
                                                                       (in thousands)

At December 31, 2006:
    Preferred stocks                        $     46,866    $         1,245       $    (327)            $  47,784


At December 31, 2005:
    Preferred stocks                        $     25,547    $         1,043       $     (52)            $  26,538


Proceeds from the sales of investments in equity securities during 2006 and 2005 were $20.7 million and $6.6 million; gross gains of $0.1 million and $0.7 million and gross losses of $0.0 million and $0.1 million were realized on these sales in 2006 and 2005, respectively. There were no sales during 2004.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                     2006               2005               2004
                                                              ------------------- ------------------ -----------------
                                                                                  (in thousands)

 Debt securities                                              $        42,678     $        35,369    $        29,218
 Equity securities                                                      3,152               2,232                545
 Mortgage loans                                                           186                  38                 52
 Policy loans                                                           3,108               3,030              2,952
 Cash, cash equivalents and short-term investments                      3,779               2,574                804
 Other                                                                    124                 145               (455)
                                                              ------------------- ------------------ -----------------
Gross investment income                                                53,027              43,388             33,116
Investment expenses                                                     1,472               1,164              1,032
                                                              ------------------- ------------------ -----------------
Net investment income                                         $        51,555     $        42,224    $        32,084
                                                              =================== ================== =================


The Company's investments in mortgage loans principally involve commercial loans. At December 31, 2006, 100% of such mortgages involved properties located in Georgia. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $3.5 million. During 2006, the respective maximum and minimum lending rates for mortgage loans were 4.50% plus Libor and 4.50% plus Libor. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

                    National Integrity Life Insurance Company

3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                     DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE
                                           -----------------------------------------------------------------------
                                                                        (In thousands)

    Assets:

    Debt securities                           $     869,781    $     867,891     $     736,886    $     738,658
    Preferred stocks                                 46,866           47,784            25,547           26,538
    Mortgage loans                                    3,480            3,500               404              404
    Policy loans                                     40,044           40,044            38,312           38,312
    Cash and short-term investments                  13,581           13,581            99,101           99,101
    Separate account assets                       2,488,106        2,488,106         2,131,510        2,131,510

    Liabilities:
     Life and annuity reserves for
    investment-type contracts and deposit
    fund liabilities                          $     810,700       $  810,900       $   755,993       $  763,406
     Separate accounts annuity reserves           2,398,200        2,361,400         2,072,927        2,039,090


                    National Integrity Life Insurance Company

4. RELATED PARTY TRANSACTIONS

Western and Southern, Fort Washington and IFS perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington and IFS, respectively. During 2005, the Company paid $.03 million, $1.0 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively. During 2004, the Company paid $.03 million, $.8 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

During 2004 the Company received $25.0 million in capital contributions from Integrity in the form of cash. There were no capital contributions received in 2006 and 2005.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2006.

                    National Integrity Life Insurance Company

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

                                                       2006                     2005                   2004
                                              ------------------------ ----------------------- ---------------------
                                                                         (in thousands)

Direct premiums                               $      522,714           $      457,845          $      389,995
Assumed premiums

   Affiliates                                              -                        -                       -
   Non-affiliates                                      6,238                   29,388                  29,965
Ceded premiums

   Affiliates                                              -                        -                       -
   Non-affiliates                                       (602)                    (735)                   (818)
                                              ------------------------ ----------------------- ---------------------
Net premiums                                  $      528,350           $      486,498          $      419,142
                                              ======================== ======================= =====================


In 2006 and 2005, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. In 2004, the Company entered into a treaty with RGA Barbados to assume more life insurance. This treaty is on a modified coinsurance basis, where the Company assumes 50% quota share of the ceding company's 5% quota share of their United States and Canada ordinary life policies.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

The Company also has a capital loss carryover aggregating $2.2 million that expires in 2010.

The change in net deferred income taxes is comprised of the following:

                                                                     DECEMBER 31

                                                               2006               2005               CHANGE
                                                        ------------------------------------------------------------
                                                                              (in thousands)

Total deferred tax assets                                          $ 16,425          $ 43,469            $ (27,044)
Total deferred tax liabilities                                       (5,266)           (4,820)                (446)
                                                        ------------------------------------------------------------
Net deferred tax asset (liability)                                 $ 11,159          $ 38,649              (27,490)
                                                        ======================================
Tax effect of unrealized gains (losses)                                                                          -
                                                                                              ----------------------
Change in net deferred income taxes                                                                        (27,490)
                                                                                              ======================


Nonadmitted deferred tax assets increased (decreased) by $(30.2) million and $1.3 million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                                        YEAR ENDED DECEMBER 31
                                                            2006                 2005                 2004
                                                    ----------------------------------------------------------------
                                                                            (in thousands)

Federal income tax expense on operating income         $       6,871        $      (3,121)      $      (7,886)
Federal income tax expense on capital gains                     (938)              (1,246)               (153)
Capital loss carryforward adjustment                          (1,220)               1,161                (592)
NOL carryforward adjustment                                  (28,957)               3,242               7,463
Prior year over (under) accrual                                    -                 (121)                  -
                                                    ----------------------------------------------------------------
Current income taxes incurred                          $     (24,244)       $         (85)      $      (1,168)
                                                    ================================================================


                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The main components of the deferred tax amounts at December 31, are as follows:

                                                                                    2006               2005
                                                                             ---------------------------------------
                                                                                         (in thousands)

Deferred tax assets:

   Reserves                                                                     $       7,013      $       6,763
   Deferred acquisition costs                                                           6,552              5,924
   Stocks/debt securities                                                               2,082                854
   Capital loss carryover                                                                 778              1,998
   Net operating loss carryover                                                             -             27,915
   Reserve strengthening                                                                    -                  -
   SERP liability                                                                           -                 16
                                                                             ---------------------------------------
Total deferred tax assets                                                              16,425             43,470

   Nonadmitted deferred tax assets                                                          -             30,151
                                                                             ---------------------------------------
Admitted deferred tax assets                                                           16,425             13,319

Deferred tax liabilities:

   Stocks /debt securities                                                                 18                  9
   Reserve strengthening                                                                1,024              1,095
   Separate account adjustment                                                          4,224              3,716
                                                                             ---------------------------------------
Total deferred tax liabilities                                                          5,266              4,820
                                                                             ---------------------------------------
Net admitted deferred income tax assets                                         $      11,159      $       8,499
                                                                             =======================================


                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                       2006                          2005                            2004
                             -------------------------------------------------------------------------------------------
                                AMOUNT       TAX EFFECT       AMOUNT        TAX EFFECT          AMOUNT      TAX EFFECT

                             -------------------------------------------------------------------------------------------
                                                                   (in thousands)

Gain (loss) from operations
  before federal income tax
  expense                      $   12,326  $        4,314   $     1,650        $   578    $      (2,954)         (1,034)

Book over tax reserves              2,482             869         9,458          3,310            4,042           1,415

Net DAC adjustment                  1,999             700         2,562            897            2,180             763
Separate account adjustments          335             117       (10,264)        (3,592)         (13,195)         (4,619)
Accrued market discount             3,977           1,392        (3,881)        (1,358)          (1,735)           (607)
IMR amortization                      466             163           (16)            (6)            (173)            (61)
Reserve strengthening                 204              71        (6,803)        (2,381)          (9,443)         (3,305)
Dividends received deduction       (2,116)           (741)       (1,677)          (587)            (981)           (343)
Other                                 (39)            (14)           53             18             (273)            (95)
                             ------------------------------------------------------------------------------------------
Taxable income (loss)          $   19,634   $       6,871   $    (8,918)         (3,121)        (22,532)         (7,886)
                             ==========================================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2008 without prior approval.

                    National Integrity Life Insurance Company

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9. ANNUITY RESERVES

At December 31, 2006, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   AMOUNT             PERCENT

                                                                             ---------------------------------------
                                                                             (in thousands)

Subject of discretionary withdrawal (with adjustment):

   With market value adjustment                                              $      1,837,505             57.3%
   At book value less surrender charge of 5% or more                                  381,032             11.9
   At fair value                                                                      561,350             17.5
                                                                             ---------------------------------------
Total with adjustment or at market value                                             2,779,887            86.7
Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                                   264,562             8.2
Not subject to discretionary withdrawal                                                164,453             5.1
                                                                             ---------------------------------------
Total annuity reserves and deposit fund liabilities (before reinsurance)             3,208,902           100.0%
                                                                                                ====================
Less reinsurance ceded                                                                       -
                                                                             --------------------
Net annuity reserves and deposit fund liabilities                            $       3,208,902
                                                                             ====================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2006 is as follows:

                                      SEPARATE ACCOUNTS WITH GUARANTEES
                             ----------------------------------------------------
                                                NONINDEXED
                                              GUARANTEED LESS     NONINDEXED
                                              THAN / EQUAL TO  GUARANTEED MORE    NONGUARANTEED
                                 INDEXED            4%               THAN 4%      SEPARATE ACCOUNTS     TOTAL
                             ---------------------------------------------------------------------------------------
                                                                 (in thousands)

Premiums, deposits and other
  considerations                $      -      $  23,494         $     227,021     $       46,857     $      297,372
                             =======================================================================================

Reserves for separate                            $
   accounts with assets at
   fair value                   $      -      $ 586,567         $   1,250,311     $      561,350     $    2,398,228
                             =======================================================================================

Reserves for separate accounts by withdrawal characteristics:

    Subject to discretionary withdrawal (with adjustment):
         With market value
           adjustment           $      -      $ 586,567         $   1,250,311     $            -     $    1,836,878
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of 5% or more

         At fair value                 -              -                     -            561,350     $      561,350
                             ---------------------------------------------------------------------------------------
     Subtotal                          -        586,567             1,250,311            561,350     $    2,398,228

     Not subject to
       discretionary

       withdrawal                      -              -                     -                  -                  -
                             ---------------------------------------------------------------------------------------
Total separate accounts
   liabilities                  $      -      $ 586,567         $   1,250,311     $      561,350     $    2,398,228
                             =======================================================================================


                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2006 is presented below:

                                                                                                     2006
                                                                                           -------------------------
                                                                                                (in thousands)

 Transfers as reported in the Summary of Operations of
    the Separate Accounts Statement:                                                       $               297,373
      Transfers to Separate Accounts
                                                                                                          (116,975)
      Transfers from Separate Accounts                                                                     180,398
                                                                                           -------------------------
 Net transfers to Separate Accounts
 Reconciling adjustments:
    Policy deductions and other expenses reported elsewhere in the statement of
      operations                                                                                            (10,336)
    Other changes in surplus in separate account statement                                                    1,788
                                                                                           -------------------------
 Transfers as reported in the Summary  of Operations of the Company                        $                171,850
                                                                                           =========================


Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                    National Integrity Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties

                                 (in thousands)

                                December 31, 2006

SCHEDULE I

                                                                                                    AMOUNT AT WHICH SHOWN
TYPE OF INVESTMENT                                        COST (1)            MARKET VALUE          IN THE BALANCE SHEET
--------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
Bonds:

United States government and government agencies
  and authorities                                           $  23,668                 $ 23,663                  $  23,668
States, municipalities and political subdivision               72,626                   71,715                     72,626
Foreign governments                                                 -                        -                          -
Public utilities                                               72,397                   74,219                     72,397
All other corporate bonds                                     701,090                  698,294                    701,090
Preferred stocks                                               46,866                   47,784                     46,866
                                                        --------------     --------------------    -----------------------
Total fixed maturities                                        916,647                  915,675                    916,647

EQUITY SECURITIES

Common stocks:

Public utilities                                                    -                        -                          -
Banks, trust and insurance                                          -                        -                          -
Industrial, miscellaneous and all other                             -                        -                          -
                                                        --------------     --------------------    -----------------------
Total equity securities                                             -                        -                          -

Mortgage loans on real estate                                   3,480                                               3,480
Real estate                                                         -                                                   -
Policy loans                                                   40,044                                              40,044
Other long-term investments                                         -                                                   -
Cash, cash equivalents and short-term investment               13,581                                              13,581
                                                        --------------                             -----------------------
Total investments                                           $ 973,752                                           $ 973,752
                                                        ==============                             =======================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                    National Integrity Life Insurance Company

                       Supplementary Insurance Information

                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

Individual life                 $  93,868        $ -        $  1   $   9,027   $  6,894   $  15,119    $    217
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           783,610          -          37     522,489     44,661     354,525      10,925
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 877,478        $ -        $ 38   $ 531,516   $ 51,555   $ 369,644    $ 11,142
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2005

Individual life                 $  90,918        $ -        $  1   $  30,516   $  8,305   $  34,503    $    631
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           733,020          -          26     457,575     33,919     403,999      12,111
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 823,938        $ -        $ 27   $ 488,091   $ 42,224   $ 438,502    $ 12,742
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2004

Individual life                 $  89,608        $ -        $  1   $  31,638   $  7,865   $  36,869    $    619
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           548,274          -          39     389,697     24,219     341,965      13,067
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 637,882        $ -        $ 40   $ 421,335   $ 32,084   $ 378,834    $ 13,686
                              ============ ==========  ========== =========== ==========  ========== ===========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                    National Integrity Life Insurance Company

                                   Reinsurance

                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                       PERCENTAGE OF
                                                           CEDED TO          OTHER              NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES           AMOUNT           TO NET
                                      --------------------------------------------------------------------  --------------
YEAR ENDED DECEMBER 31, 2006

Life insurance in force                    $ 129,231          $ 11,998      $   233,700      $   350,933            67%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   3,182          $    393      $     6,238      $     9,027            69%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      522,698               209                -          522,489             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 525,880          $    602      $     6,238      $   531,516             1%
                                      ===============  ================  ===============  ===============   ============
YEAR ENDED DECEMBER 31, 2005

Life insurance in force                    $ 142,084          $ 59,000      $ 1,060,912      $ 1,143,996            93%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   1,606          $    478      $    29,388      $    30,516            96%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      457,832               257                -          457,575             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 459,438          $    735      $    29,388      $   488,091             6%
                                      ===============  ================  ===============  ===============   ============
YEAR ENDED DECEMBER 31, 2004

Life insurance in force                    $ 150,919          $ 67,519      $ 1,100,069      $ 1,183,469            93%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   2,207          $    534      $    29,965      $    31,638            95%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      389,981               284                -          389,697             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 392,188          $    818      $    29,965      $   421,335             7%
                                      ===============  ================  ===============  ===============   ============


STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

The Western and Southern Life Insurance Company
Nine - Month Period Ended September 30, 2007

                 The Western and Southern Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                    CONTENTS

Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)..........1
Statements of Operations for the nine-month period ended
     September 30, 2007 and 2006(unaudited) (Statutory-Basis).................2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited) (Statutory-Basis)............3
Statements of Cash Flow for the nine-month period ended
     September 30, 2007 and 2006 (unaudited) (Statutory-Basis)................4
Note to Unaudited Financial Statements (Statutory-Basis)......................5

                 The Western and Southern Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)

                                                                                                        SEPTEMBER 30
                                                                                                            2007
                                                                                                     -------------------
                                                                                                       (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                                         $ 3,296,828
    Preferred and common stocks                                                                               2,480,753
    Investments in common stocks of subsidiaries                                                              1,535,279
    Mortgage loans                                                                                               53,889
    Policy loans                                                                                                160,176
    Real estate:
      Properties held for the production of income                                                               42,881
      Properties occupied by the Company                                                                         31,316
    Cash, cash equivalents and short-term investments                                                            27,682
    Receivable for securities                                                                                    10,438
    Other invested assets                                                                                       597,192
                                                                                                     -------------------
Total cash and invested assets                                                                                8,236,434

Investment income due and accrued                                                                                62,042
Premiums deferred and uncollected                                                                                60,098
Current federal income taxes recoverable                                                                          6,540
Receivables from parent, subsidiaries and affiliates                                                             14,829
Other admitted assets                                                                                             6,990
Separate account assets                                                                                         839,372
                                                                                                     -------------------
Total admitted assets                                                                                       $ 9,226,305
                                                                                                     ===================



LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                                             $ 2,565,101
      Accident and health reserves                                                                              270,505
      Liability for deposit-type contracts                                                                      243,283
      Policy and contract claims                                                                                 46,711
      Dividends payable to policyholders                                                                         50,735
      Premiums received in advance                                                                                6,095
                                                                                                     -------------------
    Total policy and contract liabilities                                                                     3,182,430

    General expense due and accrued                                                                             232,610
    Net deferred tax liability                                                                                  352,915
    Asset valuation reserve                                                                                     329,398
    Interest maintence reserve                                                                                   43,281
    Other liabilities                                                                                           312,897
    Liability for post retirement benefits other than pensions                                                  222,881
    Separate account liabilities                                                                                839,372
                                                                                                     -------------------
Total liabilities                                                                                             5,515,784

Capital and surplus:
    Common stock, $1 par value, 1,000 shares
      authorized, issued and outstanding                                                                          1,000
    Paid-in surplus                                                                                               5,000
    Accumulated surplus                                                                                       3,704,521
                                                                                                     -------------------
Total capital and surplus                                                                                     3,710,521
                                                                                                     -------------------
Total liabilities and capital and surplus                                                                   $ 9,226,305
                                                                                                     ===================

See accompanying note.

                 The Western and Southern Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                          NINE - MONTH PERIOD
                                                                                           ENDED SEPTEMBER 30
                                                                                         2007             2006
                                                                                    ---------------------------------
                                                                                             (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                   $ 270,547        $ 278,866
    Net investment income                                                                   273,808          230,738
    Considerations for supplementary contracts with life contingencies                            -                8
    Amortization of the interest maintenance reserve                                          5,142            6,671
    Other revenues                                                                               78               29
                                                                                    ---------------------------------
Total premiums and other revenues                                                           549,575          516,312

Benefits paid or provided:
    Death benefits                                                                          148,892          151,185
    Annuity benefits                                                                         72,192           71,103
    Disability and accident and health benefits                                              19,928           19,785
    Surrender benefits                                                                      207,862          139,049
    Payments on supplementary contracts                                                          97               97
    Other benefits                                                                           12,188           13,197
    Increase (decrease) in policy reserves and other policyholders' funds                    23,235           15,079
                                                                                   ---------------------------------
Total benefits paid or provided                                                             484,394          409,495

Insurance expenses and other deductions:
    Commissions                                                                              35,143           34,389
    Commissions and expenses on reinsurance assumed                                          18,396           19,049
    General expenses                                                                        104,630          103,390
    Net transfers to (from) separate accounts                                               (29,610)         (28,637)
    Reserve adjustment on reinsurance assumed                                              (223,368)        (153,567)
    Other deductions                                                                         38,692           10,228
                                                                                    ---------------------------------
Total insurance expenses and other deductions                                               (56,117)         (15,148)
                                                                                    ---------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense and net realized capital gains (losses)                              121,298          121,965

Dividends to policyholders                                                                   43,219           44,057
                                                                                    ---------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                  78,079           77,908
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                          2,893           29,377
                                                                                    ---------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                           75,186           48,531
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                               85,506           50,132
                                                                                    ---------------------------------
Net income (loss)                                                                         $ 160,692         $ 98,663
                                                                                    =================================


See accompanying note.

                 The Western and Southern Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                                              COMMON               PAID-IN     ACCUMULATED            TOTAL CAPITAL
                                                               STOCK                SURPLUS      SURPLUS               AND SURPLUS
                                                      ----------------------------------------------------------------------------
                                                                                    (in thousands)
Balance, January 1, 2007                                         $ 1,000            $ 5,000        $ 3,509,012        $ 3,515,012

Net income                                                             -                  -            160,692            160,692
Change in net deferred income tax asset                                -                  -              8,602              8,602
Net change in unrealized gain on investments
    (net of deferred tax expense (benefit) of  ($61,132))              -                  -             11,177             11,177
Net change in nonadmitted
    assets and related items                                           -                  -              9,592              9,592
Change in asset valuation reserve                                      -                  -             18,578             18,578
Other changes, net                                                     -                  -            (13,132)           (13,132)
                                                      ----------------------------------------------------------------------------
Balance, September 30, 2007                                      $ 1,000            $ 5,000        $ 3,704,521        $ 3,710,521
                                                      ============================================================================


See accompanying note.

                 The Western and Southern Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                             NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                          2007                 2006
                                                                                  ------------------------------------------
                                                                                               (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                                    $ 270,488            $ 278,382
    Net investment income received                                                             270,205              236,410
    Benefits paid                                                                             (424,685)            (354,724)
    Net transfers from (to) separate accounts                                                   29,610               28,637
    Commissions and expense paid (recovered)                                                     6,199              (61,567)
    Dividends paid to policyholders                                                            (32,947)             (32,614)
    Federal income taxes recovered (paid)                                                      (63,594)             (25,792)
                                                                                  ------------------------------------------
    Net cash from (for) operations                                                              55,276               68,732

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Debt securities                                                                       2,857,199            1,672,647
       Stocks                                                                                  745,485              419,811
       Mortgage loans                                                                            2,411               19,965
       Real estate                                                                               7,925               94,903
       Other invested assets                                                                    96,904               50,511
       Net gains (losses) on cash, cash equivalents and short-term investments                      69                    2
       Miscellaneous proceeds                                                                      668                  746
                                                                                  ------------------------------------------
    Net proceeds from investments sold, matured or repaid                                    3,710,661            2,258,585

    Cost of investments acquired:
       Debt securities                                                                       2,817,103            1,777,347
       Common stocks                                                                           820,876              441,717
       Real estate                                                                               1,037               24,341
       Other invested assets                                                                   255,429               79,894
       Miscellaneous applications                                                                7,977                   68
                                                                                  ------------------------------------------
    Total cost of investments acquired                                                       3,902,422            2,323,367

    Net change in policy and other loans                                                        (1,302)                 (26)
                                                                                  ------------------------------------------
    Net cash from (for) investments                                                           (193,063)             (64,808)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                             (25,204)              (7,057)
    Net deposits on deposit-type contract funds and other insurance liabilities                 (2,285)              (2,161)
    Dividends paid to stockholder                                                              (28,750)                   -
    Other cash applied                                                                          42,990              (15,550)
                                                                                  ------------------------------------------
    Net cash from (for) financing and miscellaneous sources                                    (13,249)             (24,768)
                                                                                  ------------------------------------------


    Net change in cash, cash equivalents and short-term investments                           (151,036)             (20,844)
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                     178,718              178,978
                                                                                  ------------------------------------------
       End of period                                                                          $ 27,682            $ 158,134
                                                                                  ==========================================


    See accompanying note.

                 The Western and Southern Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                 The Western and Southern Life Insurance Company

              Statutory - Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Financial Statements (Statutory-Basis)

Balance Sheets (Statutory-Basis)..............................................2
Statements of Operations (Statutory-Basis)....................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)................4
Statements of Cash Flow (Statutory-Basis).....................................5
Notes to Financial Statements (Statutory-Basis)...............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments
  in Related Parties.........................................................40
Schedule III - Supplementary Insurance Information...........................41
Schedule IV - Reinsurance....................................................42

             Report of Independent Registered Public Accounting Firm

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

Cincinnati, Ohio
April 9, 2007

                 The Western and Southern Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                                    DECEMBER 31
                                                                                             2006                2005
                                                                                     -----------------------------------------
                                                                                                  (in thousands)
     ADMITTED ASSETS
     Cash and invested assets:
        Debt securities                                                                       $ 3,340,616         $ 2,998,184
        Preferred and common stocks                                                             2,574,789           2,157,755
        Investments in common stocks of subsidiaries                                            1,373,004           1,176,757
        Mortgage loans                                                                             56,300              76,891
        Policy loans                                                                              158,874             158,319
        Real estate:
           Properties held for the production of income                                            45,079              74,952
           Properties occupied by the Company                                                      31,943              31,963
           Properties held for sale                                                                 7,123                   -
        Cash, cash equivalents and short-term investments                                         178,718             140,778
        Receivable for securities                                                                   2,847               3,184
        Other invested assets                                                                     337,111             305,942
                                                                                     -----------------------------------------
        Total cash and invested assets                                                          8,106,404           7,124,725

     Investment income due and accrued                                                             57,605              51,988
     Premiums deferred and uncollected                                                             60,599              61,778
     Current federal income taxes recoverable                                                      12,627               5,936
     Receivables from parent, subsidiaries and affiliates                                          12,618             224,531
     Other admitted assets                                                                          6,494               8,616
     Separate account assets                                                                      841,255             792,361
                                                                                     -----------------------------------------
     Total admitted assets                                                                    $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     LIABILITIES AND CAPITAL AND SURPLUS
     Liabilities:
        Policy and contract liabilities:
           Life and annuity reserves                                                          $ 2,555,385         $ 2,529,632
           Accident and health reserves                                                           256,046             238,917
           Liability for deposit-type contracts                                                   245,568             248,512
           Policy and contract claims                                                              46,240              50,728
           Dividends payable to policyholders                                                      40,463              39,408
           Premiums received in advance                                                             7,820               7,290
           Amounts held in escrow and unallocated premiums                                              -               1,765
                                                                                     -----------------------------------------
        Total policy and contract liabilities                                                   3,151,522           3,116,252

        General expense due and accrued                                                           237,668             212,896
        Current federal income taxes payable                                                       36,490              24,674
        Net deferred tax liability                                                                422,649             347,910
        Asset valuation reserve                                                                   347,976             310,943
        Interest maintenance reserve                                                               51,886              67,156
        Other liabilities                                                                         252,300              94,148
        Liability for postretirement benefits other than pensions                                 215,640             201,166
        Borrowed money and interest                                                                25,204              31,903
        Separate account liabilities                                                              841,255             792,361
                                                                                     -----------------------------------------
        Total liabilities                                                                       5,582,590           5,199,409

     Capital and surplus:
        Common stock, $1 par value, authorized 1,000
           shares, issued and outstanding 1,000 shares                                              1,000               1,000
        Paid-in surplus                                                                             5,000               5,000
        Accumulated surplus                                                                     3,509,012           3,064,526
                                                                                     -----------------------------------------
        Total capital and surplus                                                               3,515,012           3,070,526
                                                                                     -----------------------------------------
     Total liabilities and capital and surplus                                                $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     See accompanying notes.

                 The Western and Southern Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                              YEAR ENDED DECEMBER 31
                                                                                       2006            2005            2004
                                                                                  ------------------------------------------------
                                                                                                  (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                 $ 382,345       $ 394,386       $ 385,350
    Net investment income                                                                 349,338         345,193         314,006
    Considerations for supplementary contracts with life contingencies                          8              88              86
    Amortization of the interest maintenance reserve                                        8,777          10,431          11,463
    Reserve adjustments on reinsurance ceded                                                1,418           1,440           1,510
    Other revenues                                                                          1,191             385               -
                                                                                  ------------------------------------------------
Total premiums and other revenues                                                         743,077         751,923         712,415

Benefits paid or provided:
    Death benefits                                                                        200,578         201,918         195,931
    Annuity benefits                                                                       94,974          96,060          85,373
    Disability and accident and health benefits                                            26,194          28,799          31,837
    Surrender benefits                                                                    184,645         148,546         146,723
    Payments on supplementary contracts                                                       129             133             120
    Other benefits                                                                         16,939          23,850          17,747
    Increase (decrease) in policy reserves and other policyholders' funds                  42,881          35,382          44,323
                                                                                  ------------------------------------------------
Total benefits paid or provided                                                           566,340         534,688         522,054

Insurance expenses and other deductions:
    Commissions                                                                            46,821          48,857          54,514
    Commissions and expenses on reinsurance assumed                                        25,389          27,677          29,787
    General expenses                                                                      158,221         144,296         139,183
    Net transfers to (from) separate account                                              (39,254)        (37,728)        (37,030)
    Reserve adjustments on reinsurance assumed                                           (203,810)       (168,448)       (155,304)
    Other deductions                                                                       33,751           1,851          18,744
                                                                                  ------------------------------------------------
Total insurance expenses and other deductions                                              21,118          16,505          49,894
                                                                                  ------------------------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense, and net realized capital gains (losses)                           155,619         200,730         140,467

Dividends to policyholders                                                                 58,403          56,605          56,146
                                                                                  ------------------------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                97,216         144,125          84,321
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                       32,278          19,262          17,305
                                                                                  ------------------------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                         64,938         124,863          67,016
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                             89,110          19,145         115,216
                                                                                  ------------------------------------------------

Net income (loss)                                                                       $ 154,048       $ 144,008       $ 182,232
                                                                                  ================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004


                                                              COMMON            PAID-IN        ACCUMULATED           TOTAL CAPITAL
                                                               STOCK            SURPLUS          SURPLUS              AND SURPLUS
                                                 ----------------------------------------------------------------------------------
                                                                                   (in thousands)

Balance, January 1, 2004                                     $ 1,000              $ 5,000          $ 2,865,693         $ 2,871,693

Net income                                                         -                    -              182,232             182,232
Change in net deferred income tax asset                            -                    -              (27,981)            (27,981)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($75,031))                                              -                    -              (93,034)            (93,034)
Net change in nonadmitted assets
       and related items                                           -                    -              (21,365)            (21,365)
Change in asset valuation reserve                                  -                    -               11,358              11,358
Other changes, net                                                 -                    -                1,600               1,600
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2004                                     1,000                5,000            2,918,503           2,924,503


Net income                                                         -                    -              144,008             144,008
Change in net deferred income tax asset                            -                    -              (10,636)            (10,636)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($22,239))                                              -                    -                  725                 725
Net change in nonadmitted assets
       and related items                                           -                    -               (9,144)             (9,144)
Change in asset valuation reserve                                  -                    -                9,830               9,830
Cumulative effect of change in accounting
       principle                                                   -                    -                9,660               9,660
Other changes, net                                                 -                    -                1,580               1,580
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2005                                     1,000                5,000            3,064,526           3,070,526

Net income                                                         -                    -              154,048             154,048
Change in net deferred income tax asset                            -                    -               14,558              14,558
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of $89,297)                                                -                    -              341,062             341,062
Net change in nonadmitted assets
       and related items                                           -                    -              (15,422)            (15,422)
Change in asset valuation reserve                                  -                    -              (37,033)            (37,033)
Dividends to stockholder                                           -                    -              (14,375)            (14,375)
Other changes, net                                                 -                    -                1,648               1,648
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2006                                   $ 1,000              $ 5,000          $ 3,509,012         $ 3,515,012
                                                 ==================================================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                               YEAR ENDED DECEMBER 31
                                                                                     2006               2005             2004
                                                                              ------------------------------------------------------
                                                                                                 (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                              $ 381,876          $ 396,553       $ 382,952
    Net investment income received                                                       347,345            396,914         316,185
    Benefits paid                                                                       (480,249)          (510,409)       (441,420)
    Net transfers from (to) separate accounts                                             39,254             37,728          37,030
    Commissions and expense paid                                                         (83,838)          (103,148)       (108,366)
    Dividends paid to policyholders                                                      (57,347)           (56,896)        (59,345)
    Federal income taxes recovered (paid)                                                (59,876)           (51,819)        (33,394)
                                                                              ------------------------------------------------------
    Net cash from operations                                                              87,165            108,923          93,642

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
      Debt securities                                                                  2,928,114          1,402,305       1,163,001
      Stocks                                                                             660,888            325,561         372,824
      Mortgage loans                                                                      20,592             59,850          24,953
      Real estate                                                                         94,903                  -          29,236
      Other invested assets                                                               92,983             92,737          92,154
      Net gains (losses) on cash, cash equivalents and short-term investments                 24                  -               -
      Miscellaneous proceeds                                                                 163              1,543          31,905
                                                                              ------------------------------------------------------
    Net proceeds from investments sold, matured or repaid                              3,797,667          1,881,996       1,714,073

    Cost of investments acquired:
      Debt securities                                                                 (3,288,681)        (1,652,288)     (1,030,066)
      Stocks                                                                            (768,097)          (366,169)       (463,953)
      Mortgage loans                                                                           -             (3,366)              -
      Real estate                                                                        (25,261)            (2,549)        (32,769)
      Other invested assets                                                             (100,519)           (58,848)       (111,348)
      Miscellaneous applications                                                          (2,651)           (16,925)          1,416
                                                                              ------------------------------------------------------
    Total cost of investments acquired                                                (4,185,209)        (2,100,145)     (1,636,720)

    Net change in policy and other loans                                                    (555)               (25)            (19)
                                                                              ------------------------------------------------------
    Net cash from (for) investments                                                     (388,097)          (218,174)         77,334

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                        (6,699)            31,903          (4,861)
    Net deposits on deposit-type contract funds and other insurance liabilities           (2,944)          (112,642)              -
    Other cash provided (applied)                                                        348,515             32,929         (36,484)
                                                                              ------------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                              338,872            (47,810)        (41,345)
                                                                              ------------------------------------------------------

    Net change in cash, cash equivalents and short-term investments                       37,940           (157,061)        129,631
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                                  140,778            297,839         168,208
                                                                              ------------------------------------------------------
      End of year                                                                      $ 178,718          $ 140,778       $ 297,839
                                                                              ======================================================


    See accompanying notes.

                 The Western and Southern Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2006


1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans and short-term investments. Invested assets of $2,522.0 million and $2,527.5 million were allocated to the Closed Block as of December 31, 2006 and 2005, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

EMPLOYEE BENEFITS

For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

POLICYHOLDER DIVIDENDS

Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

                                                                           2006                       2005
                                                                 -------------------------- --------------------------
                                                                                   (in thousands)
Capital and surplus as reported in the accompanying
 statutory-basis financial statements                                $        3,515,012        $         3,070,526
Deferred policy acquisition costs                                               231,547                    228,328
Policy reserves                                                                  85,666                     83,059
Asset valuation and interest maintenance reserves                               399,862                    378,099
Employee benefit plans                                                          419,527                    437,564
Income taxes                                                                   (295,768)                  (290,859)
Net unrealized gain on available-for-sale securities                             98,676                    145,693
Subsidiary equity                                                               520,406                    608,372
Policyholder dividend obligation                                               (171,636)                  (202,855)
Subsidiary reinsurance recoverable                                              188,528                    192,533
Other, net                                                                       34,042                     17,065
                                                                 -------------------------- --------------------------
Stockholder's equity, GAAP basis                                    $         5,025,862        $         4,667,525
                                                                 ========================== ==========================


                                                          2006                     2005                      2004
                                                 ----------------------- ------------------------- -------------------------
                                                                              (in thousands)
Net income as reported in the
 accompanying statutory-basis financial
 statements                                          $          154,048      $          144,008               $   182,232
Deferred policy acquisition costs                                 1,611                   7,225                     8,874
Policy reserves                                                     526                  (7,746)                      684
Employee benefit plans                                              921                   1,586                    (1,171)
Income taxes                                                     (5,962)                (40,455)                  (36,345)
Interest maintenance reserve                                    (15,270)                 (3,564)                  (11,378)
SAP vs. GAAP subsidiary income                                  142,689                 113,556                   115,140
Private equity adjustments                                       (3,228)                 23,701                       265
Other, net                                                        3,814                  11,486                     4,916
                                                 ----------------------- ------------------------- -------------------------
Net income, GAAP basis                                $         279,149       $         249,797         $         263,217
                                                 ======================= ========================= =========================


                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                                    PERCENTAGE OF RESERVES
                                                                              -----------------------------------
                                                                                    2006             2005
                                                                              -----------------------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%                              12%              13%
  1941 Standard Industrial, 2-1/2% - 3-1/2%                                          16               17
  1958 Commissioners Standard Ordinary, 2-1/2% - 6%                                  30               31
  1980 Commissioners Standard Ordinary, 4% - 5-1/2%                                  32               29
  Other, 2% - 6%                                                                      6                6
                                                                              -----------------------------------
                                                                                     96               96
Other benefits (including annuities):
   Various, 2-1/2% - 8-1/4%                                                           4                4
                                                                              -----------------------------------
                                                                                    100%             100%
                                                                              ===================================


The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $58.8 million and $66.6 million, respectively, were recorded on inforce amounts of $2,262.6 million and $2,459.3 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $25.2 million and $31.9 million of mortgage-backed securities that were subject to the agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company loaned $329.1 million and $205.9 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $324.9 million and $173.0 million of unrestricted collateral and $12.6 million and $38.2 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds all of the Company's pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company's

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

FEDERAL INCOME TAXES

The Company files a consolidated income tax return with its eligible subsidiaries. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer's fully vested and retiree group.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              BOOK/ ADJUSTED   GROSS UNREALIZED   GROSS UNREALIZED
                                              CARRYING VALUE        GAINS              LOSSES          FAIR VALUE
                                            ------------------------------------------------------------------------
                                                                        (in thousands)
 At December 31, 2006:
  U.S. Treasury securities and obligations   $       209,019      $       2,495     $     (858)     $     210,656
    of U.S. government corporation and
    agencies
  Debt securities issued by states of the
    U.S. and political subdivisions of the            89,107                 23           (388)            88,742
    states
  Corporate securities/asset-backed
    securities                                     2,365,783            125,538         (23,107)        2,468,214
  Mortgage-backed securities                         676,707              6,076          (6,293)          676,490
                                            ------------------------------------------------------------------------
Total                                        $     3,340,616      $     134,132     $   (30,646)    $   3,444,102
                                            ========================================================================

 At December 31, 2005:
  U.S. Treasury securities and obligations
    of U.S. government corporation and
    agencies                                 $       225,103      $       4,848     $      (786)    $     229,165
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                           113,925                266            (152)          114,039
  Corporate securities/asset-backed
    securities                                     2,082,301            161,527         (17,650)        2,226,178
  Mortgage-backed securities
                                                     576,855              8,434          (6,526)          578,763
                                            ------------------------------------------------------------------------
Total                                        $     2,998,184      $     175,075     $   (25,114)    $   3,148,145
                                            ========================================================================



                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $11.3 million and a fair value of $11.1 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $132.7 million and $158.1 million, respectively, and an aggregate fair value of $147.9 million and $171.4 million, respectively. Such holdings amounted to 3.98% and 5.3%, respectively, of the Company's investments in debt securities and 1.46% and 1.9%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                          UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                 EQUAL TO 12 MONTHS                          MONTHS
                                        ------------------ ------------------ ------------------ -------------------
                                        UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES      FAIR VALUE
                                        ------------------ ------------------ ------------------ -------------------
      At December 31, 2006:                                           (in thousands)
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $         (776)    $       118,683      $         (82)   $          2,920
  Debt securities issued by states of
     the U.S. and political
     subdivisions of the states                    (63)              7,987               (325)              8,250
  Corporate securities/asset-backed
     securities                                (11,278)            506,552            (11,829)            266,218
  Mortgage-backed securities                    (2,634)            282,494             (3,659)            138,551
                                        ------------------ ------------------ ------------------ -------------------
Total                                   $      (14,751)    $       915,716      $     (15,895)   $        415,939
                                        ================== ================== ================== ===================

Preferred stocks                        $       (1,025)    $        50,401      $        (665)   $         13,869
                                        ================== ================== ================== ===================
Common stocks, unaffiliated
                                        $       (8,452)    $        86,747      $            -   $              -
                                        ================== ================== ================== ===================

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

                                           UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                  EQUAL TO 12 MONTHS                          MONTHS
                                         ------------------ ------------------ ------------------ ------------------
                                         UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES     FAIR VALUE
                                         ------------------ ------------------ ------------------ ------------------
At December 31, 2005:                                                 (in thousands)
 U.S. Treasury securities and
    obligation of U.S. government
    corporations and agencies            $         (466)    $     63,689       $        (319)      $     5,245
 Debt securities issued by states of
    the U.S. and political
    subdivisions of the states                     (152)             8,423                 -                 -
 Corporate securities/asset-backed
    securities                                  (15,832)           627,210            (1,819)           32,293
 Mortgage-backed securities                      (5,574)           288,056              (952)           21,484
                                         ------------------ ------------------ ------------------ ------------------
Total                                    $      (22,024)    $      987,378     $      (3,090)      $    59,022
                                         ================== ================== ================== ==================

Preferred stocks                         $         (334)    $       13,488     $           -                 -
                                         ================== ================== ================== ==================
Common stocks, unaffiliated              $    (19,144)      $      192,524     $           -       $         -
                                         ================== ================== ================== ==================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.69% and 4.13% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which have been impaired for 12 months or longer. At December 31, 2005 there were a total of 309 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                          COST OR
                                         AMORTIZED
                                           COST                  FAIR VALUE
                                  ----------------------------------------------
                                                  (in thousands)
 Years to maturity:
  One or less                        $      91,910             $      92,004
  After one through five                   305,148                   315,376
  After five through ten                   617,893                   618,037
  After ten                              1,648,958                 1,742,195
  Mortgage-backed securities               676,707                   676,490
                                  ----------------------------------------------
 Total                               $   3,340,616             $   3,444,102
                                  ==============================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006, 2005 and 2004 were $2,477.8 million, $968.6 million, and $741.0 million; gross gains of $20.9 million, $22.7 million, and $14.9 million and gross losses of $20.2 million, $12.0 million, and $13.2 million were realized on these sales in 2006, 2005 and 2004, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                             2006                 2005                   2004
                                                      ----------------------------------------------------------------
                                                                              (in thousands)
Realized capital gains (losses)                       $         115,425   $           35,773     $          126,008
Less amount transferred to IMR (net of
   related  taxes  (benefits)  of  ($3,496) in 2006,
   $3,698 in 2005, and $45 in 2004)                              (6,493)               6,867                     83
Less federal income tax expense
   (benefit) of realized capital gains
                                                                 32,808                9,761                 10,709
                                                      ------------------- ---------------------- ---------------------
Net realized capital gains (losses)                   $         89,110    $            19,145    $          115,216
                                                      =================== ====================== =====================


                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

                                                                GROSS              GROSS
                                                              UNREALIZED         UNREALIZED
                                              COST              GAINS              LOSSES           FAIR VALUE
                                       -----------------------------------------------------------------------------
                                                                      (in thousands)
At December 31, 2006:
    Preferred stocks                   $          165,692       $      2,748    $      (1,690)   $       166,750
                                       =============================================================================


    Common stocks, unaffiliated        $          870,471       $  1,547,079    $      (8,453)   $     2,409,097
    Common stocks of subsidiaries
      and affiliates                              952,078            495,784          (74,858)         1,373,004
                                       -----------------------------------------------------------------------------
                                       $        1,822,549       $  2,042,863    $     (83,311)   $     3,782,101
                                       =============================================================================

At December 31, 2005:
    Preferred stocks                   $          112,694       $        413    $        (333)   $        112,774
                                       =============================================================================

    Common stocks, unaffiliated        $          739,358       $  1,324,847    $     (19,144)   $      2,045,061
    Common stocks of subsidiaries
      and affiliates                              940,038            329,843          (93,124)          1,176,757
                                       -----------------------------------------------------------------------------
                                       $        1,679,396       $  1,654,690    $    (112,268)   $      3,221,818
                                       =============================================================================


Proceeds from the sales of investments in equity securities during 2006, 2005 and 2004 were $550.3 million, $224.1 million, and $256.5 million; gross gains of $81.7 million, $34.9, and $48.8 million and gross losses of $18.4 million, $12.2 million, and $16.1 million were realized on these sales in 2006, 2005 and 2004, respectively.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                      2006             2005              2004
                                                                ----------------- ---------------- -----------------
                                                                                  (in thousands)

 Debt securities                                                $       180,924   $       170,251  $    178,644
 Equity securities                                                       74,363            88,149           59,291
 Mortgage loans                                                           6,012            10,030           10,333
 Real estate                                                             22,848            27,374           27,284
 Policy loans                                                            10,168             9,995           10,163
 Cash, cash equivalents and short-term investments                       11,182            15,898            6,179
 Other invested assets                                                   48,521            50,473           48,798
 Other                                                                   21,836               760              852
                                                                ----------------- ---------------- -----------------
Gross investment income                                                 375,854           372,930          341,544
Investment expenses                                                      26,516            27,737           27,538
                                                                ----------------- ---------------- -----------------
Net investment income                                           $       349,338   $       345,193  $       314,006
                                                                ================= ================ =================


The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 44.0% of such mortgages ($24.8 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.9 million. During 2006, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2006 were $94.9 million; gross gains of $50.4 million were realized on those sales. No gross losses where realized on the sales of real estate in 2006. There were no directly owned properties sold in 2005. Proceeds from the sales of real estate during 2004 were $29.2 million; gross gains of $3.2 million were realized on those sales. No gross losses where realized on the sales of real estate in 2004.

                 The Western and Southern Life Insurance Company

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                      DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE
                                           -----------------------------------------------------------------------
                                                                        (in thousands)
    Assets:
    Debt securities                        $  3,340,616     $     3,444,102     $   2,998,184     $   3,148,145
    Preferred stocks                            165,692             166,750           112,694           112,774
    Non-affiliated common stocks                870,471           2,409,097           739,358         2,045,061
    Mortgage loans                               56,300              58,000            76,891           133,400
    Policy loans                                158,874             158,874           158,319           158,319
    Cash and short-term investments             178,718             178,718           140,778           140,778


                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS

Intercompany fees for management services to Western-Southern Life Assurance Company and Columbus Life Insurance Company (Columbus Life), both wholly owned subsidiaries, included in net income of the Company were $57.3 million, $56.3, and $57.6 million, and $6.2 million, $6.6 million, and $6.5 million in 2006, 2005, and 2004, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $26.5 million, $49.4, and $33.5 million in 2006, 2005, and 2004, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $173.7 million and $191.3 million at December 31, 2006 and 2005, respectively.

At December 31, 2006 and 2005, the Company had $173.1 million and $150.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In 2006, 2005, and 2004, respectively, the Company received dividends of $6.8 million, $4.0 million, and $4.6 million from various Touchstone Funds. In 2005, the Company received a dividend of $25.0 million from Columbus Life and a dividend of $1.1 million from Fort Washington Investment Advisors. No other dividends were received in 2004.

At December 31, 2006, the Company had a promissory note receivable for $4.8 million bearing interest at 6.0% outstanding from Fort Washington Investment Advisors, a wholly-owed subsidiary. The note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest income from this note during 2006 was $0.4 million. The promissory note was issued in 2006.

At December 31, 2006 and 2005, the Company had promissory notes receivable for $7.1 million and $9.9 million, respectively, bearing interest at 7.0% outstanding from IFS Financial Services, a wholly-owned subsidiary. These notes are classified as debt securities on the balance sheets and have maturity dates of December 31, 2011. In 2006, IFS Financial Services paid-in full one of the promissory notes in the amount of $2.8 million. During 2006, 2005 and 2004 interest income recorded from the notes was $0.7 million, $0.7 million and $0.7 million, respectively.

At December 31, 2005, the Company had a promissory note receivable for $2.0 million bearing interest at 7.0% outstanding from Touchstone Advisors, an indirect wholly-owned subsidiary. The note receivable is classified as a debt security on the balance sheet. In 2006, the promissory note was paid off in full. During 2006, 2005 and 2004 interest income from the notes was $0.1 million, $0.1 million and $0.1 million, respectively.

                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other invested assets" on the balance sheets, was $33.7 million at December 31, 2005. The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006.

In 2006, the Company made a cash capital contribution of $3.0 million to Fort Washington Savings Company and $0.15 million to Westad, both wholly-owned subsidiaries. The Company paid no capital contributions in 2005. The Company paid capital contributions, in the form of cash, to its subsidiary, Integrity Life Insurance Company, of $100 million during 2004.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, Western-Southern Life Assurance Company, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004. Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $756.7 million and $783.6 million at December 31, 2006 and 2005, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company. This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $22.5 million and $23.3 million at December 31, 2006 and 2005, respectively.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million at December 31, 2006.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

                                                      2006                    2005                    2004
                                             -----------------------------------------------------------------------
                                                                         (in thousands)
Direct premiums                                   $   297,287               $   298,083               $ 296,081
Assumed premiums
      Affiliated                                       94,808                   105,474                  97,853
      Non-affiliates                                        -                         -                       -
  Ceded premiums
      Affiliates                                            -                         -                       -
      Non-affiliates                                   (9,750)                   (9,171)                 (8,584)
                                             ---------------------- -------------------------- ---------------------
    Net premiums                                  $   382,345               $   394,386               $ 385,350
                                             ====================== ========================== =====================


The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

                                                            2006                  2005                 2004
                                                    ----------------------------------------------------------------
                                                                            (in thousands)
Benefits paid or provided
   Non-affiliates                                      $      2,044          $      5,189          $      1,724
Policy and contract liabilities
   Affiliated                                               750,276               776,552               797,365
   Non-affiliates                                             7,609                 7,794                 7,968


During 2006, 2005, and 2004, the Company did not write off any reinsurance balances as a charge to operations.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2006 if all reinsurance agreements were cancelled is $86.4 million.

6. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $12.6 million and $5.9 million at December 31, 2006 and 2005, respectively.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2006 in the event of future net losses is $57.9 million, $30.5 million, and $27.3 million from 2006, 2005, and 2004, respectively.

The change in net deferred income taxes is comprised of the following:

                                                                 DECEMBER 31
                                                           2006                 2005                CHANGE
                                                   -----------------------------------------------------------------
                                                                            (in thousands)
Total deferred tax assets                          $        256,109     $       247,494     $         8,615
Total deferred tax liabilities                             (678,758)           (595,404)            (83,354)
                                                   -----------------------------------------------------------------
Net deferred tax asset (liability)                 $       (422,649)    $      (347,910)            (74,739)
                                                   =========================================
Tax effect of unrealized gains (losses)                                                              89,297
                                                                                            ------------------------
Change in net deferred income taxes                                                         $        14,558
                                                                                            ========================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the years ended December 31 consist of the following major components:

                                                                   2006               2005               2004
                                                             -------------------------------------------------------
                                                                                 (in thousands)
Federal income tax expense on operating income                  $     25,484      $     21,899        $     18,206
Federal income tax expense on capital gains                           32,808             9,761              10,709
Tax credits                                                             (392)           (1,171)             (1,614)
Prior year over (under) accrual                                        7,186            (1,466)                713
                                                             -------------------------------------------------------
Current income taxes incurred                                   $     65,086      $     29,023        $     28,014
                                                             =======================================================


The main components of the deferred tax amounts at December 31 are as follows:

                                                                                2006                    2005
                                                                        ------------------------------------------
Deferred tax assets:                                                                 (in thousands)
  Reserves                                                                   $        92,543         $     96,026
  Deferred acquisition costs                                                          46,224               46,973
  Benefit for employees and agents                                                   106,315               94,421
  Other                                                                               11,027               10,074
                                                                        ------------------------------------------
Total deferred tax assets                                                            256,109              247,494

   Nonadmitted deferred tax assets                                                         -                    -
                                                                        ------------------------------------------
Admitted deferred tax assets                                                         256,109              247,494

Deferred tax liabilities:
  Stocks/debt securities                                                             608,969              518,575
  Other invested assets                                                               39,978               40,520
  Other                                                                               29,811               36,309
                                                                        ------------------------------------------
Total deferred tax liabilities                                                       678,758              595,404
                                                                        ------------------------------------------
Net admitted deferred income tax liabilities                                 $     (422,649)         $   (347,910)
                                                                        ==========================================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                         2006                              2005                            2004
                             --------------------------------------------------------------------------------------------
                                    AMOUNT       TAX EFFECT       AMOUNT         TAX EFFECT         AMOUNT     TAX EFFECT
                             --------------------------------------------------------------------------------------------
                                                                  (in thousands)
Gain from operations
before                          $     97,216    $    34,026    $   144,125        $   50,444      $  84,321  $    29,512
  federal income tax
expense
Book over tax reserves                  (461)          (162)        (6,545)           (2,291)        (1,576)        (552)
Net deferred acquisition
   cost adjustment                    (2,226)          (779)        (1,254)             (439)        (1,827)        (640)
IMR amortization                      (8,777)        (3,072)       (10,431)           (3,651)       (11,463)      (4,012)
Depreciation                            (708)          (248)           207                72         (4,552)      (1,593)
Change in dividend liability          (9,948)        (3,481)          (267)              (93)        (3,197)      (1,119)
Accrued market discount                  413            145         (1,639)             (574)        (7,103)      (2,486)
Dividends received
     deduction                       (28,754)       (10,064)       (51,707)          (18,097)       (25,349)      (8,872)
Pension                                5,008          1,753         (3,382)           (1,184)       (11,663)      (4,082)
Non qualified deferred
  compensation                         6,623          2,318          5,819             2,037          5,549        1,942
Change in litigation reserve          (2,899)        (1,015)       (15,093)           (5,283)        20,769        7,269
Post retirement benefits              14,474          5,066          3,514             1,230         12,169        4,259
Other                                  2,851            997           (779)             (272)        (4,058)      (1,420)
                             -------------------------------------------------------------------------------------------
Taxable income                  $     72,812    $    25,484   $     62,568       $    21,899      $  52,020  $    18,206
                             ===========================================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2007, the Company has $336.8 million available for payment of dividends based on capital and surplus of $3,512.1 million at December 31, 2006 less dividends paid in 2006 of $14.4 million.

                 The Western and Southern Life Insurance Company

8.  COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9.  ANNUITY RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES

At December 31, 2006, the Company's annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    AMOUNT             PERCENT
                                                                             --------------------- -----------------
                                                                                (in thousands)
At book value without adjustment (with minimal or no
   charge or adjustment)                                                     $          445,241              34.6 %
Not subject to discretionary withdrawal
                                                                                        843,348              65.4
                                                                             --------------------- -----------------
Total annuity reserves and deposit fund liabilities - before                         1,288,589              100.0 %
   reinsurance                                                                                     =================
Less reinsurance ceded                                                                 197,900
                                                                             ---------------------
Net annuity reserves and deposit fund liabilities                            $       1,090,689
                                                                             =====================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company's employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

                                                       PENSION BENEFITS               POST RETIREMENT MEDICAL
                                               ---------------- ---------------- ----------------- -----------------
                                                    2006             2005              2006              2005
                                               ---------------- ---------------- ----------------- -----------------
                                                                          (in thousands)
CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year       $   660,058      $   571,042       $   231,706      $   247,965

     Service cost                                       15,686           13,406            11,209            10,487
     Interest cost                                      37,638           34,993            13,471            12,552
     Contribution by plan participants                       -                -             1,931             1,819
     Actuarial (gain) loss                             (7,798)           43,580             (341)          (28,308)
     Benefits paid                                    (38,333)         (36,754)          (12,798)          (12,809)
     Plan amendments                                         -                -          (22,264)                 -
     Business combination                                    -           33,791                -                  -
                                               ---------------- ---------------- ----------------- -----------------
     Benefit obligation at end of year             $   667,251      $   660,058      $   222,914       $    231,706
                                               ================ ================ ================= =================

CHANGE IN PLAN ASSETS:
     Fair value of plan assets at beginning of
        year                                       $   792,361      $   779,681      $         -       $          -
     Actual return on plan assets
                                                        87,227           25,452                -                  -
     Employer contribution
                                                             -                -            10,867            10,990
     Plan participants' contributions
                                                             -                -             1,931             1,819
     Benefits paid                                     (38,333)         (36,754)          (12,798)          (12,809)
     Business combination                                    -           23,983                 -                 -
                                               ---------------- ---------------- ----------------- -----------------
     Fair value of plan assets at end of year      $   841,255      $   792,362      $          -      $          -
                                               ================ ================ ================= =================

FUNDED STATUS:
     (Unfunded)/overfunded obligation              $   174,004      $   132,304      $   (222,914)     $   (231,706)
     Unamortized prior service cost                     13,989              569           (38,746)          (17,963)
     Remaining net obligation or net asset                   -            3,096                 -                 -
     Unrecognized net (gain) or loss                   349,509          411,700            46,020            48,503
                                               ---------------- ---------------- ----------------- -----------------
     Prepaid assets* (accrued liabilities)         $   537,502      $   547,669      $   (215,640)     $   (201,166)
                                               ================ ================ ================= =================

ACCUMULATED BENEFIT OBLIGATION FOR VESTED
EMPLOYEES AND PARTIALLY VESTED EMPLOYEES TO
THE EXTENT VESTED                                  $   584,933      $   542,616      $    222,914      $    231,706

BENEFIT OBLIGATION FOR NON-VESTED EMPLOYEES:
     Projected pension obligation                  $     5,754      $     7,797      $          -      $          -
     Accumulated benefit obligation                $     3,424      $     4,458      $          -      $          -


                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

COMPONENTS OF NET PERIODIC BENEFIT COST:                                PENSION BENEFITS
                                                             2006             2005              2004
     Service cost                                            $   15,686       $   13,406        $   11,316
     Interest cost                                               37,638           34,993            33,560
     Expected return on plan assets
                                                                (71,131)         (71,083)          (72,528)
     Amount of recognized gains and losses
                                                                 26,410           17,473             9,428
     Amount of prior service cost recognized
                                                                  1,565               31                31
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   10,168      $    (5,180)       $  (18,193)
                                                       ================= ================ =================

COMPONENTS OF NET PERIODIC BENEFIT COST:                             POST RETIREMENT MEDICAL
                                                             2006             2005              2004
     Service cost                                            $   11,209      $    10,487        $    8,731
     Interest cost                                               13,471           12,552            13,143
     Expected return on plan assets
                                                                      -                -                 -
     Amount of recognized gains and losses
                                                                  2,142            1,161             2,160
     Amount of prior service cost recognized                     (1,481)          (1,481)           (1,480)
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   25,341      $    22,719        $   22,554
                                                       ================= ================ =================


Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

     Weighted average discount rate                5.75%           6.25%          5.75%           6.25%
     Rate of compensation increase                 4.60%           4.60%          4.60%           4.60%
     Expected long-term rate of return on
     plan                                          8.50%           8.50%           N/A             N/A
        assets

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

        Weighted average discount rate             6.00%           5.75%          6.00%           5.75%
        Rate of compensation increase              4.60%           4.60%          4.60%           4.60%


* Indicates non-admitted

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan's target asset allocation to determine the weighted-average long-term return. The Company's long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2006 and 2005, and the target allocation for 2007 by asset category, are as follows:

                                                             TOTAL ALLOCATION
                                                                PERCENTAGE           PERCENTAGE OF PLAN ASSETS
                                                             ------------------ ------------------ -----------------
                                                                   2007               2006               2005
                                                             ------------------ ------------------ -----------------
Asset category:
   Equity securities                                                55%                65%                57%
   Fixed income securities                                          40                 27                 39
   Other                                                             5                  8                  4
                                                             ------------------ ------------------ -----------------
Total
                                                                   100%               100%               100%
                                                             ================== ================== =================


The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2006 by $23.2 million and $(19.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2006 by $3.2 million and $(2.7) million, respectively.

The Company paid gross benefits to the post-retirement medical plan of $12.1 million in 2006 and expects to pay $203.3 million in 2007 and beyond. The Company received $1.2 million of subsidies in 2006 and expects to receive $22.2 million of subsidies in 2007 and beyond related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2006, and 2005, the pension plan had $77.3 million and $44.2 million, respectively, invested in Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2006, future benefit payments for the pension plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $37.2
                                  2008:    37.9
                                  2009:    38.5
                                  2010:    39.3
                                  2011:    40.2
                 Five Years Thereafter:   229.9

Future benefit payments for the post-retirement healthcare and life insurance benefits plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $19.1
                                  2008:    20.1
                                  2009:    20.9
                                  2010:    21.7
                                  2011:    22.5
                 Five Years Thereafter:   118.3

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company does not expect to make contributions to the pension plan during 2007. The Company expects to contribute approximately $19.1 million during 2007 to its post-retirement healthcare and life insurance benefits plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company's contributions to the plan are based on a combination of the employee's contributions to the plan and a percentage of the employee's earnings for the year. Total Company contributions to the defined contribution plan were $1.2 million, $1.2 million, and $1.2 million for 2006, 2005 and 2004, respectively.

11. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006 were as follows:

                                            GROSS              NET OF LOADING
                                    --------------------------------------------
                                                   (in thousands)

Ordinary new business                      $ 11,570               $    877
Ordinary renewal                             80,555                 59,061
Accident and health renewal                     296                    146
Assumed investment type contracts               515                    515
                                    ----------------------- --------------------
Total                                      $ 92,936               $ 60,599
                                    ======================= ====================


Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                 The Western and Southern Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                                 (in thousands)

                                December 31, 2006

SCHEDULE I
                                                                                                   AMOUNT AT WHICH SHOWN
TYPE OF INVESTMENT                                        COST (1)              MARKET VALUE        IN THE BALANCE SHEET
------------------------------------------------------------------------------------------------------------------------
Debt Securities
Bonds:
United States government and government agencies
and authorities                                              $  226,262               $ 229,168             $   226,262
States, municipalities and political subdivisions               243,611                 243,917                 243,611
Foreign governments                                                   -                       -                       -
Public utilities                                                444,732                 471,395                 444,732
All other corporate bonds                                     2,414,060               2,483,681               2,414,060
Preferred stocks                                                164,185                 163,439                 164,185
                                                      ------------------     -------------------    --------------------
Total fixed maturities                                        3,492,850               3,591,600               3,492,850

EQUITY SECURITIES
Common stocks:
Public utilities                                                  2,123                   3,308                   3,308
Banks, trust and insurance                                      252,658               1,541,654               1,541,654
Industrial, miscellaneous and all other                         615,690                 864,135                 864,135
                                                      ------------------     -------------------    --------------------
Total equity securities                                         870,471               2,409,097               2,409,097

Mortgage loans on real estate                                    56,300                                          56,300
Real estate                                                      84,145                                          84,145
Policy loans                                                    158,874                                         158,874
Other long-term investments                                      39,668                                          39,668
Cash, cash equivalents and short-term investments               178,718                                         178,718
                                                      ------------------                            --------------------
Total investments                                           $ 4,881,026                                     $ 6,419,652
                                                      ==================                            ====================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                 The Western and Southern Life Insurance Company

                       Supplementary Insurance Information
                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Individual life               $ 2,427,769        $ -    $ 27,812   $ 340,572  $ 206,440   $ 331,249   $ 96,549
Individual health                 256,046      2,974       3,864      34,444     19,478      38,447     15,874    $ 34,438
Group life and health             111,511          -         527       3,454      1,727       6,124        198           -
Annuity                            16,105          -      14,037       3,883      1,045     190,520      1,375
Corporate and other                     -          -           -           -    120,648           -     44,225
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,811,431    $ 2,974    $ 46,240   $ 382,353  $ 349,338   $ 566,340  $ 158,221
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2005
Individual life               $ 2,404,159        $ -    $ 30,850   $ 341,779  $ 168,697   $ 341,347   $ 92,060
Individual health                 238,917      3,056       4,567      35,226     14,148      26,733     14,812    $ 35,333
Group life and health             108,961          -         790       4,102      2,995       8,635        201           -
Annuity                            16,512          -      14,521      13,367      4,451     157,973      1,126
Corporate and other                     -          -           -           -    154,902           -     36,097
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,768,549    $ 3,056    $ 50,728   $ 394,474  $ 345,193   $ 534,688  $ 144,296
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2004
Individual life               $ 2,373,958        $ -    $ 27,020   $ 337,679  $ 190,048   $ 331,402  $ 110,602
Individual health                 235,336      3,048       5,079      35,034     13,600      37,335     16,044    $ 35,436
Group life and health             105,586          -         304       3,781      1,034       6,627        170           -
Annuity                            18,288          -      10,923       8,942      7,898     146,690      1,056
Corporate and other                     -          -           -           -    101,426           -     11,311
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,733,168    $ 3,048    $ 43,326   $ 385,436  $ 314,006   $ 522,054  $ 139,183
                              ============ ==========  ========== =========== ========== =========== ==========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                 The Western and Southern Life Insurance Company

                                   Reinsurance
                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                    PERCENTAGE OF
                                                           CEDED TO          OTHER           NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES        AMOUNT           TO NET
                                      --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Life insurance in force                  $ 17,912,837     $ 3,454,695     $ 15,309,216     $ 29,767,358           51%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,180     $     4,839     $     91,230     $    340,571           27%
Individual health                              39,356           4,911                -           34,445            0%
Group life and health                           3,454               -                -            3,454            0%
Annuity                                           305               -            3,578            3,883           92%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    297,295     $     9,750     $     94,808     $    382,353           25%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2005
Life insurance in force                  $ 18,002,796     $ 3,652,179     $ 16,088,508     $ 30,439,125           53%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,254     $     4,802     $     92,327     $    341,779           27%
Individual health                              39,595           4,369                -           35,226            0%
Group life and health                           4,102               -                -            4,102            0%
Annuity                                           220               -           13,147           13,367           98%
                                      ----------------  --------------  ---------------  ---------------  ============
                                         $    298,171     $     9,171     $    105,474     $    394,474           27%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                  $ 18,108,547     $ 3,685,480     $ 17,157,206     $ 31,580,273           54%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    253,416     $     4,868     $     89,131     $    337,679           26%
Individual health                              38,750           3,716                -           35,034            0%
Group life and health                           3,781               -                -            3,781            0%
Annuity                                           220               -            8,722            8,942           98%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    296,167     $     8,584     $     97,853     $    385,436           25%
                                      ================  ==============  ===============  ===============  ============


NAT Sep Acct II                                                   February 2008

                           PART C - OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

Financial Statements included in Part A: Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account II:
     Report of Independent Registered Public Accounting Firm
     Statements of Assets and Liabilities as of December 31, 2006
     Statements of Operations for the Year Ended December 31, 2006
     Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005
     Notes to Financial Statements


     Stub-period financial statements through September 30, 2007


National Integrity Life Insurance Company (Depositor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004 Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


The Western and Southern Life Insurance Company (Guarantor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004 Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004 Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004 Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


(b)  Exhibits:

1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account II, the Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to registration statement on Form N-4 (File No. 033-51126) filed on July 28, 2006.

2.   Not applicable.

3.
a. Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b. Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.
a. Form of variable annuity contract. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

NAT Sep Acct II                                                   February 2008

b.   Form of Guaranteed Minimum Accumulation Benefit Rider, filed herewith.

c.   Form of Guaranteed Minimum Withdrawal Benefit Rider, filed herewith.


d. Form of Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

e. Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.


5. Form of application. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.
a. Certificate of Incorporation of National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b. By-Laws of National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 33-56658), filed on May 1, 1996.

8.
a. Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distribution Corporation and National Integrity. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 033-56658) filed on May 1, 1997.

b. Form of Participation Agreement between JPM Series Trust II and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 033-51126), filed on April 26, 1999.


c. Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

d. Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

e. Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

f. Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.

g. Form of Services Agreement between Rydex Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

h. Form of Administrative Services Agreement between PADCO Advisors II and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892) filed February 5, 2008.


i. Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

j. Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

k. Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

l. Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and National Integrity, dated January 2, 2003 . Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

NAT Sep Acct II                                                   February 2008

m. Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

9.
a. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

b. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the guarantee of securities being registered, filed herewith.

10.  Consent of Independent Registered Public Accounting Firm. Filed herewith.
     11. Not applicable. 12. Not applicable.

13. Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), filed herewith.

14. Guarantee from WSLIC to the policy holders of National Integrity, filed herewith.

15.  Cover letter, filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett                                         Director, Chairman of the Board
Edward J. Babbitt                                       Director, Secretary
Jill T. McGruder(1)                                     Director, President and CEO
John R. Lindholm(2)                                     Director
Robert L. Walker                                        Director
William J. Williams                                     Director
Donald J. Wuebbling                                     Director
Daniel J. Downing(4)                                    Director, Vice President
Dale Patrick Hennie(5)                                  Director
Eric C. Fast(6)                                         Director
Cameron F. MacRae III(7)                                Director
Newton Phelps Stokes Merrill(8)                         Director
George R. Bunn Jr.(9)                                   Director

Officers:


John F. Barrett                                         Director, Chairman of the Board
Jill T. McGruder(1)                                     Director, President and CEO
Nicholas P. Sargen(1)                                   Senior Vice President and Chief Investment Officer
Edward J. Haines(1)                                     Senior Vice President
Kevin L. Howard                                         Senior Vice President, General Counsel
Constance M. Maccarone                                  Senior Vice President
Nora E. Moushey                                         Senior Vice President and Chief Actuary
John P. Ciprio(4)                                       Vice President
Daniel  J. Downing(4)                                   Vice President
Maureen Firestone                                       Vice President
Michael F. Furgiuele(3)                                 Vice President
Daniel W. Harris                                        Vice President
D. Todd Henderson                                       Vice President and Chief Risk Officer
Bradley J. Hunkler                                      Vice President, Controller
Phillip E. King                                         Vice President, Auditor
Paul M. Kruth(1)                                        Vice President
Gerald Rusnak                                           Vice President
Denise L. Sparks                                        Vice President
Richard K. Taulbee                                      Vice President, Taxes
James J. Vance                                          Vice President, Treasurer
Patricia J. Wilson(1)                                   Vice President, Compliance

                                       3

NAT Sep Acct II                                                   February 2008

Donald P. Myers                                         Assistant Vice President
Andrew P. Shull                                         Assistant Vice President
John A. Tak                                             Assistant Vice President
Gerald J. Ulland                                        Assistant Vice President
M. Lisa Cooper                                          Product Compliance Officer
Michael W. Collier                                      Manager, New Business
David L. DiMartino                                      Managing Actuary
Edward J. Babbitt                                       Secretary
Thomas M. Barth                                         Assistant Treasurer
Douglas B. Perry(1)                                     Assistant Treasurer
Cheryl J. Stotts                                        Assistant Treasurer
Timothy D. Speed                                        Assistant Treasurer
Sharon Cummings(1)                                      Licensing Officer
Brenda L. Feige(1)                                      Manager, Licensing
Cynthia A. Lyons                                        Manager, Annuity Operations


*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1)  Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241

(3)  Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

(4)  Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5)  Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7)  Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

1. 303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate

2. Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.
     (ERI); ownership and operation of real estate

3. AM Concepts Inc.; Delaware Corporation; 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial services

4. AMLIWS Parkway Limited Partnership; Texas Limited Partnership; 73.75% owned by WSLIC, 1.25% owned by ERI; ownership and operation of real estate

5. AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate

6. Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA) and 40% owned by unrelated third party

7. CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company

8. Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency

9. Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency

10. Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor

11. Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

12. Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

13. Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate

14. Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real

NAT Sep Acct II                                                   February 2008

     estate

15. Centreport Hotel Partners; Texas limited partnership; 74.25% owned by WSLIC; ownership and operation of real estate

16. Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate

17. Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate

18. Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC; insurance

19. Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate

20. Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.

21. Dublin Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

22. Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC

23. Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC

24. Fort Washington Capital Partners, LLC; Delaware Limited Liability Company; 100% owned by FWIA

25. Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser

26. Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC 27. FWPEI GP LLC; Delaware LLC; 100% owned by FWIA

28. IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

29. IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

30. IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.

31. IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution through financial institutions

32. IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer

33. IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency

34. IFS Systems, Inc.; Delaware Corporation; 100% owned by IFS; development, marketing and support of software systems

35. Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services

36. Integrated Investment Services, Inc.; Ohio Corporation; 100% owned by IFS; registered transfer agent

37.  Integrity Life Insurance Company (ILIC); Ohio Corporation; 100% owned by
     WSLIC

38. IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate

39. IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate

40. The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)

41. LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

42. LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

43. Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate

44. Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate

45. North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate

46. Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate.

47. OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI;

NAT Sep Acct II                                                   February 2008

     ownership and operation of real estate

48. OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.

49. OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate

50. OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate

51. Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate

52. Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate

53. Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate

54.  ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC

55. Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate

56. Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

57. Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser

58. Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser

59. Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer

60. Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA

61. Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA

62. Union Centre Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

63. Vinings Trace LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

64. Vulcan Hotel LLC; Alabama Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

65. W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer

66. W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency

67. W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities

68. W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities

69. WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing

70. West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate

71. Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency

72. Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.

73. Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC

74. The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG

75. Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC

76. Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company

77. Windsor Hotel LLC; Connecticut Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

78. Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate

79. WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate

80. WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

81. WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

NAT Sep Acct II                                                   February 2008

82. WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

83. WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

84. WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

85. WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

86. WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate

87. WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

ITEM 27.    NUMBER OF CONTRACT OWNERS


As of December 31, 2007, there were 5,061 contract owners of Separate Account II of National Integrity.


ITEM 28.    INDEMNIFICATION

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company's Separate Accounts 1 and 2, and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios, each of which is affiliated with the Depositor.

(b) The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark(1)                          Director
Jill T. McGruder                           Director
Donald J. Wuebbling(1)                     Director

NAT Sep Acct II                                                   February 2008

Officers:

James H. Grifo                              President
Richard K. Taulbee(1)                       Vice President
Patricia J. Wilson                          Chief Compliance Officer
James J. Vance                              Vice President and Treasurer
Terrie A. Wiedenheft                        Chief Financial Officer
Douglas B. Perry                            Assistant Treasurer
Timothy D. Speed(1)                         Assistant Treasurer
Cheryl J. Stotts                            Assistant Treasurer
Rhonda S. Malone(1)                         Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d) to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

NAT Sep Acct II                                                   February 2008

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.

                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company

                                   (Depositor)

                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                               /s/ John F. Barrett
                     By: ___________________________________
                  John F. Barrett, Chairman, President and CEO

NAT Sep Acct II                                                   February 2008

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              /s/ Jill T. McGruder
                      By: ________________________________
                       Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

                              /s/ Jill T. McGruder
PRINCIPAL EXECUTIVE OFFICER:  ____________________________________
                              Jill T. McGruder, President and CEO
                              February 4, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL FINANCIAL OFFICER:  ____________________________________
                              Bradley J. Hunkler, Vice President
                              and Comptroller
                              January 22, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL ACCOUNTING OFFICER: ____________________________________
                              Bradley J. Hunkler, Vice President
                              and Comptroller
                              January 22, 2008

DIRECTORS:

 /s/ John F. Barrett                           /s/ Robert L. Walker
-----------------------------                  -------------------------------
John F. Barrett                                Robert L. Walker
February 4, 2008                               February 4, 2008


/s/ Edward J. Babbitt                          /s/ William J. Williams
-----------------------------                  -------------------------------
Edward J. Babbitt                              William J. Williams
Date: February 4, 2008                         February 4, 2008


/s/ John R. Lindholm                           /s/ Donald J. Wuebbling
-----------------------------                  -------------------------------
John R. Lindholm                               Donald J. Wuebbling
February 4, 2008                               February 4, 2008



/s/ Jill T. McGruder

----------------------------
Jill T. McGruder
Date:  February 4, 2008

NAT Sep Acct II                                                   February 2008

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.

                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                               /s/ John F. Barrett
                      By: ________________________________
                  John F. Barrett, Chairman, President and CEO


                              /s/ John F. Barrett
PRINCIPAL EXECUTIVE OFFICER:  ____________________________________
                              John F. Barrett, Chairman, President and CEO
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL FINANCIAL OFFICER:  ____________________________________
                              Robert L. Walker, Senior Vice President
                              and Chief Financial Officer
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL ACCOUNTING OFFICER: ____________________________________
                              Robert L. Walker, Senior Vice President
                              and Chief Financial Officer
                              February 4, 2008

DIRECTORS:

                                                              /s/ Edward S. Heenan, attorney-in-fact for George H.
/s/ John F. Barrett                                           Walker, III
--------------------------------                              ----------------------------------
John F. Barrett                                               George H. Walker, III
February 4, 2008                                              February 4, 2008

                                                              /s/ Edward S. Heenan, attorney-in-fact for Thomas L.
/s/ James N. Clark                                            Williams
--------------------------------                              ----------------------------------
James N. Clark                                                Thomas L. Williams
February 4, 2008                                              February 4, 2008

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson
--------------------------------                              /s/ William J. Williams
Jo Ann Davidson                                               --------------------------------
February 4, 2008                                              William J. Williams
                                                                February 4, 2008

 /s/ Edward S. Heenan, attorney-in-fact for Eugene P.         /s/  Edward S.  Heenan,  attorney-in-fact  for  Donald A.
Ruehlmann                                                     Bliss
---------------------------------                             ----------------------------------
Eugene P. Ruehlmann                                           Donald A. Bliss
February 4, 2008                                              February 4, 2008